As filed with the Securities and Exchange Commission on December 23, 2013.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 187	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 188	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

(800) 345-6611

(Registrant’s Telephone Number, Including Area Code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	on December 31, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Active Portfolios® Multi-Manager Alternative Strategies Fund, Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Value and Restructuring Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Prospectus
January 1, 2014
Active Portfolios® Multi-Manager Alternative Strategies Fund

Class	Ticker Symbol
Class A Shares	CPASX
*	Class A shares of the Active Portfolio Funds are offered only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Active Portfolios® Multi-Manager Alternative Strategies Fund
2	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund
Investment Objective
Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	1.01%
Distribution and/or service (12b-1) fees	0.25%
Other expenses(a)
Dividend expenses and borrowing costs on securities sold short(b)	0.17%
Remainder of other expenses	0.26%
Total annual Fund operating expenses	1.69%
Less: Fee waivers and/or expense reimbursements(c)	(0.02%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.67%
(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)	Dividends on short sales are the dividends paid to the lenders of borrowed securities. The expenses related to dividends on short sales are estimated and will vary depending on whether the securities the Fund sells short pay dividends and on the amount of any such dividends. Expenses also include borrowing costs paid to the broker in connection with borrowing the security to be sold short. The rate paid to brokers varies by security.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, dividend expenses and borrowing costs on securities sold short, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.50% for Class A.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$170	$531	$916	$1,996
Prospectus 2014	3

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 239% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle.
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The Subadvisers’ investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.
The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as “swaptions”) and swaps (including, but not limited to, equity swaps, swaps on commodity, equity and fixed income futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain
4	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund and the Subsidiary may result in leveraged exposure in general and to one or more specific asset classes.
The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), managed by Columbia Management and subadvised by AQR. The Subsidiary has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. Generally, the Subsidiary will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. AQR is expected to invest no more than 25% of the total assets of its sleeve in the Subsidiary that it subadvises, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiary.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiary, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk.
Prospectus 2014	5

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
Commodity-related Tax Risk. If the Fund does not appropriately limit its commodity-related investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund (and the favorable tax treatment afforded to regulated investment companies). In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.
Derivatives Risk/Commodity-Linked Swaps Risk. Commodity-linked swaps could result in losses if the underlying asset (e.g., a particular commodity) or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
6	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total
Prospectus 2014	7

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased
8	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Investing in Wholly-Owned Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-linked investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, are subject to the same risks as the Fund (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Prospectus 2014	9

Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there
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Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
A full calendar year of performance was not available as of the date of this prospectus.
When available, the Fund intends to compare its performance to the performance of the Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, representing the performance of three-month Treasury bills.
Performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Portfolio Manager and Managing and Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Portfolio Manager and Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Portfolio Manager and Founding Principal of AQR	Co-manager	2012
Yao Hua Ooi	Portfolio Manager and Principal of AQR	Co-manager	2012
Subadviser: Wasatch Advisors, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Michael Shinnick	Portfolio Manager of Wasatch	Co-manager	2012
Ralph Shive, CFA	Portfolio Manager of Wasatch	Co-manager	2012
Subadviser: Water Island Capital, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Roger Foltynowicz, CAIA	Portfolio Manager of Water Island	Co-manager	2012
Gregg Loprete	Portfolio Manager of Water Island	Co-manager	2012
Todd Munn	Portfolio Manager of Water Island	Co-manager	2012
John Orrico, CFA	President and Portfolio Manager of Water Island	Co-manager	2012
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Active Portfolios® Multi-Manager Alternative Strategies Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $500 minimum initial investment and no minimum additional investment.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund
Investment Objective
Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles and strategies across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, techniques and practices that are designed to seek positive returns, with a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle.
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), Wasatch Advisors, Inc. (Wasatch) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The Subadvisers’ investment strategies and techniques may involve seeking exposure to capital markets; seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; and/or seeking to benefit from cyclical themes and relationships or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity and fixed income markets.
The Fund may employ both long (an ordinary purchase) and short (described below) positions in equity securities (including common stock, preferred stock and convertible securities), fixed-income securities (including sovereign and quasi-sovereign debt obligations, corporate bonds, notes and debentures), derivative instruments (including futures, forwards, swaps and commodity-linked investments) and exchange-traded funds (ETFs). When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund may invest in early stage companies and initial public offerings (IPOs). The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed by the Investment Manager or applicable Subadviser, as the case may be, to be of comparable quality. The Fund may also engage in repurchase agreements and reverse repurchase agreements.
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in commodity-linked investments (including, but not limited to, commodity-linked futures, structured notes and swaps on commodity futures), futures (including, but not limited to, currency, equity, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including, but not limited to, options on currencies, equities, interest rates and swaps, which are commonly referred to as “swaptions”) and swaps (including, but not limited to, equity swaps, swaps on commodity, equity and fixed income futures and credit default, cross-currency, interest rate and total return swaps). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market or credit exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund and the Subsidiary may result in leveraged exposure in general and to one or more specific asset classes.
The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), managed by Columbia Management and subadvised by AQR. The Subsidiary has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions applied on a “look through” basis. Generally, the Subsidiary will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures, swaps and swaps on commodity futures, but they may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. AQR is expected to invest no more than 25% of the total assets of its sleeve in the Subsidiary that it subadvises, and the Fund, in the aggregate, will not invest more than 25% of its total assets in the Subsidiary.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments or mortgage-backed securities, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiary, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities or instruments, which may increase brokerage and other transaction costs and have adverse tax consequences.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The AQR Sleeve — Managed Futures Strategy
AQR invests its sleeve primarily in a portfolio of futures contracts, futures-related instruments and swaps including, but not limited to, global developed and emerging market equity index futures, swaps on equity futures and equity swaps; global developed and emerging market currency forwards; commodity futures and swaps on commodity futures; global developed fixed income futures, bond futures and swaps on bond futures, either by investing directly in those instruments or indirectly by investing in a Subsidiary. AQR may invest this sleeve without limit in foreign instruments, including emerging market instruments. The sleeve's universe of investments includes futures, swaps, global developed and emerging market exchange traded futures, futures related instruments, forward contracts and swaps across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time. The sleeve may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more instruments. The investment return of AQR's sleeve is expected to be derived principally from changes in the value of securities.
AQR uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once AQR identifies a trend, the sleeve will take either a long or short position in the given instrument. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment. The size of the position taken will relate to AQR's confidence in the trend continuing as well as AQR's estimate of the instrument's risk. In addition, AQR may reduce the sleeve's position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that its sleeve will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but AQR may emphasize one or two of the asset classes or a limited number of exposures within an asset class.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
AQR expects the value of sleeve assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the dispersion of returns of a security or a fund or index, as measured by the annualized standard deviation of its returns.
The Water Island Sleeve — Multi-Event Arbitrage Strategies
Water Island invests its sleeve in equity and debt securities of companies the prices of which Water Island believes are being or will be impacted by a corporate event. Specifically, Water Island employs investment strategies designed to capture price movements generated by publicly announced or anticipated corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations.
Water Island may utilize investment strategies such as merger arbitrage, convertible arbitrage and capital structure arbitrage in order to profit from event-driven opportunities. These investment strategies are described more fully below.
Merger Arbitrage seeks to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The most common arbitrage activity, and the approach Water Island generally will use, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Water Island may engage in short sales when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.
Convertible Arbitrage seeks to profit from pricing discrepancies between an issuer's convertible securities and its underlying equity. The most common convertible arbitrage approach, and the strategy Water Island generally will use, matches a long position in the convertible security with a short position in the underlying common stock. Water Island seeks to purchase convertible securities at discounts to their expected future values and sell shares of the underlying common stock short in order to hedge against equity market movements. The positions are typically designed to earn income from coupon or dividend payments, and from the short sale of common stock.
Capital Structure Arbitrage seeks to profit from pricing discrepancies between related debt and/or equity securities. For example, Water Island may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example, the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. It is expected that positions will be liquidated when pricing discrepancies disappear.
Water Island continuously monitors its investments and evaluates each investment's risk/return profile, on both an investment and sleeve level, taking into account the availability of other event-driven opportunities. As a result of this continuous examination of investment conditions, Water Island will not necessarily use each of its available strategies (principal and non-principal) at a particular time, but rather will allocate its investments according to what Water Island believes are the best risk-adjusted opportunities available.
When determining whether to sell or cover a security, Water Island continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. Water Island will sell or cover a security when the securities of the companies involved in the transaction do not meet its expected return criteria in light of prevailing market prices and the relative risks of the situation.
The Wasatch Sleeve — Equity Long/Short Strategy
Wasatch invests its sleeve primarily in equity securities by maintaining long equity positions and short equity positions. Wasatch seeks to achieve higher risk-adjusted returns with lower volatility compared to the equity markets in general (as represented by the S&P 500® Index). Under normal market conditions, Wasatch invests its sleeve's assets typically in the equity securities of companies with market capitalizations of at least $100 million at the time of purchase that Wasatch has identified as being undervalued (“long” equity positions) and sells short those securities (“short” equity positions) that Wasatch has identified as being overvalued.
Wasatch believes that the best opportunities to make both short and long equity investments are when the market's perception of the values of individual companies (measured by the stock price) differs widely from Wasatch’s assessment of the intrinsic values of such companies. When evaluating a potential long or short investment for the Fund, Wasatch employs a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
Wasatch believes opportunities to buy stocks or sell stocks short arise due to a variety of market inefficiencies, including:
■	Changes in market participant psychology and circumstances.
■	Imperfect information.
■	Forecasts and projections by Wall Street analysts and company representatives that differ from experienced reality.
When evaluating long investments, Wasatch typically looks for stocks that are appropriately valued or undervalued based on our analysis. When evaluating a short investment, Wasatch typically looks for signs of current overvaluation. For example, Wasatch looks for stocks that it believes:
■	Have earnings that appear to be reflected in the current price.
■	Are likely to fall short of market expectations.
■	Are in industries that exhibit weakness.
■	Have poor management.
■	Are likely to suffer an event affecting long-term earnings.
Wasatch may invest in derivatives, such as options, in order to hedge risk or to manage securities market exposure. In addition, Wasatch may invest in fixed income securities (both short-term and long-term maturities), including corporate notes, bonds and debentures, including those rated below investment grade. The Wasatch sleeve may invest a large percentage of its assets in relatively few sectors, and the sleeve is expected to have a high turnover rate.
Columbia Management — Liquidity Strategy Sleeve
Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. The Fund does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund’s total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.
Commodity-related Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund generally intends to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the Fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. The Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the Fund is satisfied. The Fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If the Fund does not appropriately limit its commodity-linked investments or if such investments are re-characterized for U.S. federal income tax purposes, the Fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the Fund and the favorable tax treatment afforded to regulated investment companies. In this event, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between
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More Information About the Fund (continued)
the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.
Derivatives Risk/Commodity-Linked Swaps Risk. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Commodity-linked swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
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Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (the risk that a counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
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Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have
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limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund.
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The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Investing in Wholly-Owned Subsidiary Risk. By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is subject to the same Principal Risks that the Fund is subject to (which are described in this prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Columbia Management, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, Columbia Management will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the
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mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.
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Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.
With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
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More Information About the Fund (continued)
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. For more information on these fees, see About Class A Shares — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Active Portfolios Multi-Manager Alternative Strategies Fund
Class A	1.50%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Obtaining Recent Net Asset Value Per Share
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day. For additional information on how the Fund calculates its NAV, see Buying, Selling and Exchanging Shares — Share Price Determination below.
You may obtain the current NAV of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determines what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 1.01% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the renewal of the investment subadvisory agreements with AQR, Wasatch and Water Island is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Subadvisers
AQR, which has served as Subadviser to the Fund since March 2012, is located at Two Greenwich Plaza, Greenwich, CT 06830. AQR, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. AQR is an independent registered investment adviser. AQR was organized in 1998 and provides investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.
Wasatch, which has served as Subadviser to the Fund since March 2012, is located at 150 Social Hall Avenue, 4th Floor, Salt Lake City, UT 84111. Wasatch, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. Wasatch is an employee-owned, registered investment adviser. Wasatch was organized in 1975 and provides investment management services to mutual funds, separately managed accounts, wrap program clients, sub-advised products and private venture funds.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
Water Island, which has served as Subadviser to the Fund since March 2012, is located at 41 Madison Avenue, 42nd floor, New York, NY 10010. Water Island, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Water Island is an independent, employee-owned registered investment adviser. Water Island was organized in 2000 and provides investment management services to mutual funds.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Portfolio Manager and Managing and Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Portfolio Manager and Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Portfolio Manager and Founding Principal of AQR	Co-manager	2012
Yao Hua Ooi	Portfolio Manager and Principal of AQR	Co-manager	2012
Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the AQR. Dr. Asness cofounded AQR in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.
Brian K. Hurst is a Principal of AQR. Mr. Hurst joined AQR in 1998 and heads its Global Trading Strategies group, overseeing trading and serving as a portfolio manager for risk parity, managed futures and commodities strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.
John M. Liew, Ph.D., M.B.A., is a Founding Principal of AQR. Dr. Liew cofounded AQR in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.
Yao Hua Ooi is a Principal of AQR. Mr. Ooi joined AQR in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.
Subadviser: Wasatch Advisors, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Michael Shinnick	Portfolio Manager of Wasatch	Co-manager	2012
Ralph Shive, CFA	Portfolio Manager of Wasatch	Co-manager	2012
Prior to joining Wasatch, Mr. Shinnick served as a Vice President and Portfolio Manager for 1st Source Corporation Investment Advisors, Inc., which Wasatch acquired in 2008. Mr. Shinnick began his investment career in 2001 and earned a B.A. from the University of Notre Dame.
Mr. Shive served as Vice President and Chief Investment Officer for 1st Source Corporation Investment Advisors, Inc., which Wasatch acquired in 2008. He began his investment career in 1976 and earned a B.S. from Southern Methodist University.
Subadviser: Water Island Capital, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Roger Foltynowicz, CAIA	Portfolio Manager of Water Island	Co-manager	2012
Gregg Loprete	Portfolio Manager of Water Island	Co-manager	2012
Todd Munn	Portfolio Manager of Water Island	Co-manager	2012
John Orrico, CFA	President and Portfolio Manager of Water Island	Co-manager	2012
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
Mr. Foltynowicz joined Water Island in 2003. Mr. Foltynowicz began his investment career in 2003 and earned a B.S. from Presbyterian College and an M.B.A. from Pace Graduate School of Business.
Mr. Loprete joined Water Island in 2009. Prior to joining Water Island, Mr. Loprete worked at Keefe, Bruyette & Woods as a convertible and preferred trader. Mr. Loprete began his investment career in 1993 and earned a B.A. from the University of Delaware and an M.B.A. from New York University.
Mr. Munn joined Water Island in 2003. Mr. Munn began his investment career in 1993 and earned a B.S. from Gettysburg College and an M.B.A. from Fordham Graduate School of Business.
Mr. Orrico founded Water Island in 2000, began his investment career in 1982 and earned a B.A. from Georgetown University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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Active Portfolios® Multi-Manager Alternative Strategies Fund
More Information About the Fund (continued)
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
About Class A Shares
Description of the Share Class
The Fund, together with other funds managed by Columbia Management offered only through wrap programs sponsored and/or managed by Ameriprise Financial or its affiliates, are referred to as the Active Portfolio Funds. The Active Portfolio Funds, together with the other Columbia Funds, are referred to as the Funds.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
The Fund offers its only class of shares in this prospectus. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund's Class A shares.
Share Class Features

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service Fees
Class A shares of the Fund are available only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Eligible investors are subject to a minimum initial investment requirement of $500.	None	None	None	None	0.25% distribution and/or service fees
(a)	See Buying, Selling and Exchanging Shares — Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
About Class A Shares (continued)
Distribution and Service Fees
The Board has approved, and the Active Portfolio Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell Fund shares or provide services to Fund shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to Class A shares:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%
The distribution and/or shareholder service fees for Class A shares may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services
34	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
About Class A Shares (continued)
vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	35

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
36	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	37

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
38	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Prospectus 2014	39

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Buying Shares
Eligible Investors
Fund shares are available only to certain eligible investors through certain wrap fee programs (Ameriprise Active Portfolios®) sponsored and/or managed by Ameriprise Financial or its affiliates.
Minimum Initial Investments and Account Balances
There is a $500 minimum initial and no additional investment for the Fund's shares.
If you unwrap your Ameriprise brokerage account, you may continue to hold, but not purchase additional shares of, the Active Portfolio Funds. However, if you transfer your brokerage account to another broker-dealer, your holdings in Active Portfolio Funds are not transferable. You may liquidate your Active Portfolio Fund holdings or continue to hold them in your Ameriprise brokerage account.
Each Active Portfolio Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A shares of Active Portfolio Funds at net asset value per share because no front-end sales charge applies to purchases of Class A shares of Active Portfolio Funds.
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Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form.”
Active Portfolio Funds are sold through wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. For detailed rules regarding the sale of shares of these Funds, contact your selling agent.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Class A shares of an Active Portfolio Fund may be exchanged for Class A shares of another Active Portfolio Fund.
■	You may only exchange shares of an Active Portfolio Fund for shares of another Columbia Fund if the other Columbia Fund is an Active Portfolio Fund.
Prospectus 2014	41

Active Portfolios® Multi-Manager Alternative Strategies Fund
Buying, Selling and Exchanging Shares (continued)
Exchanging Shares
You can generally sell shares of your Active Portfolio Funds to buy shares of another Active Portfolio Funds, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
Please contact your selling agent for more information.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
42	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Fund at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled About Class A Shares.
Prospectus 2014	43

Active Portfolios® Multi-Manager Alternative Strategies Fund
Distributions and Taxes (continued)
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax
44	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Distributions and Taxes (continued)
purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
Prospectus 2014	45

Active Portfolios® Multi-Manager Alternative Strategies Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
46	Prospectus 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund
Consolidated Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.03	$10.00
Income from investment operations:
Net investment income	0.02	0.01
Net realized and unrealized gain	0.53	0.02
Total from investment operations	0.55	0.03
Less distributions to shareholders:
Net investment income	(0.08)	—
Net realized gains	(0.01)	—
Total distributions to shareholders	(0.09)	—
Net asset value, end of period	$10.49	$10.03
Total return	5.53%	0.30%
Ratios to average net assets(b)(c)
Total gross expenses	1.70% (d)	1.73% (d)(e)
Total net expenses(f)	1.67% (d)	1.63% (d)(e)
Net investment income	0.17%	0.31% (e)
Supplemental data
Net assets, end of period (in thousands)	$666,228	$476,520
Portfolio turnover	239%	141%

Notes to Financial Highlights
(a)	For the period from April 23, 2012 (commencement of operations) to August 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.17% and 0.13% for the years ended August 31, 2013 and 2012, respectively.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	47

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO100_08_D01_(01/14)

Prospectus
January 1, 2014
Active Portfolios® Multi-Manager Core Plus Bond Fund

Class	Ticker Symbol
Class A Shares	CMCPX
*	Class A shares of the Active Portfolio Funds are offered only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Active Portfolios® Multi-Manager Core Plus Bond Fund
2	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund
Investment Objective
Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	0.41%
Distribution and/or service (12b-1) fees	0.25%
Other expenses(a)	0.13%
Total annual Fund operating expenses	0.79%
(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$81	$252	$439	$978
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 213% (194% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in bonds and other debt securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each
Prospectus 2014	3

Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are intended to complement the strategies of one another in pursuit of the Fund's investment objective.
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Federated Investment Management Company (Federated) and TCW Investment Management Company (TCW). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level.
Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.
The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, To Be Announced (TBA) securities, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to manage duration and yield curve of the Fund or a sleeve of the Fund. The Fund also may invest in private placements.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
4	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.
Prospectus 2014	5

Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
6	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities,
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Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
A full calendar year of performance was not available as of the date of this prospectus.
When available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
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Active Portfolios® Multi-Manager Core Plus Bond Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	Co-manager	2012
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2012
Michael Zazzarino	Portfolio Manager	Co-manager	2012
Subadviser: Federated Investment Management Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jerome Conner, CFA	Vice President and Portfolio Manager of Federated	Co-manager	2013
Donald Ellenberger	Senior Portfolio Manager and Senior Vice President of Federated	Co-manager	2012
Subadviser: TCW Investment Management Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Stephen Kane, CFA	Group Managing Director of TCW	Co-manager	2012
Laird Landmann	Group Managing Director of TCW	Co-manager	2012
Tad Rivelle	Group Managing Director and Chief Investment Officer – Fixed Income of TCW since December 2009	Co-manager	2012
Purchase and Sale of Fund Shares
Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $500 minimum initial investment and no minimum additional investment.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund
Investment Objective
Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund) seeks total return, consisting of capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund's assets among different asset managers that use multiple investment styles to invest in bonds and other debt securities. The Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund's assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are intended to complement the strategies of one another in pursuit of the Fund's investment objective.
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Fund's Subadvisers. The Subadvisers are Federated Investment Management Company (Federated) and TCW Investment Management Company (TCW). Columbia Management, subject to the oversight of the Fund's Board of Trustees, determines the allocation of the Fund's assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities, including debt securities issued by the U.S. Government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations. The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated securities determined to be of comparable quality. The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund also may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity or duration at the Fund level. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities. In connection with its strategy relating to foreign investments, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets.
The Fund may invest in derivatives, including futures contracts (including currency, fixed income, index and interest rate futures), forward foreign currency contracts, forward rate agreements, options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), swap contracts (including swaps on fixed income futures and credit default, cross-currency, and interest rate swaps) and other derivative instruments, including instruments commonly known as mortgage derivatives, such as inverse floaters, To Be Announced (TBA) securities, and interest-only (IO), principal-only (PO), inverse IO and tiered index bonds. The Fund may use derivatives in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure and investment flexibility (including using the derivative as a substitute for the purchase or sale of the underlying security, currency or other asset), and/or to manage duration and yield curve of the Fund or a sleeve of the Fund. The Fund also may invest in private placements.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
Columbia Management Sleeve
Columbia Management evaluates a number of factors in identifying investment opportunities and constructing its sleeve of the Fund. The selection of debt obligations is the primary decision in building the investment portfolio.
Columbia Management evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
Columbia Management also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to allocate sleeve assets among issuers, securities, industry sectors and maturities.
Columbia Management may sell a security if it believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.
Federated Sleeve
Federated seeks to enhance the performance of its sleeve by allocating relatively more assets to a fixed-income sector that Federated expects to offer the best balance between total return and risk and thus offer the greatest potential for return.
Federated utilizes a four-part decision making process. First, Federated lengthens or shortens portfolio duration from time to time based on its interest rate outlook. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. Second, Federated strategically positions sleeve assets based on its expectations for changes in the relative yield of similar securities with different maturities (frequently referred to as a “yield curve”). Federated tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. Third, Federated pursues relative value opportunities within the sectors in which the Fund may invest. Finally, Federated selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, Federated employs fundamental analysis in an effort to identify those corporate debt securities with the most potential upside within specific credit quality constraints. Similarly, with respect to mortgage-backed securities, Federated utilizes quantitative models to analyze specific characteristics of the underlying mortgage pool and find those securities in the sector it believes are most attractive.
This four-part investment process is designed to capture the depth of experience and focus of each of Federated's fixed-income sector teams — government, corporate, mortgage-backed, asset-backed, high-yield and international.
Federated may seek to hedge investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns.
Federated typically sells securities for one of two reasons: first and foremost, for credit concerns — if Federated believes that the credit will deteriorate more than anticipated by the market; and second, for valuation reasons — if the yield moves inside of other comparable industry issuers and thus represents a lesser risk/reward profile on a total return basis. Federated does not employ or set strict quantitative sell disciplines.
TCW Sleeve
With respect to its sleeve, TCW seeks to enhance the Fund's performance through the measured and diversified application of five fixed income management strategies: (1) duration management, (2) yield curve positioning, (3) sector allocation, (4) security selection, and (5) opportunistic execution. TCW's investment philosophy is predicated on a long-term economic outlook, and investments are characterized by diversification among the sectors of the fixed income marketplace. In seeking to identify undervalued securities, TCW focuses on such investment metrics as current yield, potential for price appreciation, position in capital structure via other creditors, yield to maturity, rating, duration, and liquidity. The most important facet of TCW's portfolio construction process is the application of independent, bottom-up research in an effort to identify securities that are undervalued and that offer a superior risk/return profile. TCW seeks to control risk through a variety of techniques including diversification, duration constraints, and quantitative scenario analysis. Under normal market conditions, TCW seeks to construct for its sleeve an investment portfolio with a weighted average effective duration of no more than eight years.
TCW may sell portfolio securities when it determines to take advantage of a better investment opportunity because TCW believes that the Fund's current portfolio securities no longer represent relatively attractive investment opportunities.
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (swaps may be difficult to value) and liquidity risk (it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.
Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (the risk that a counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have
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Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. Because short sales involve borrowing securities and then selling them, the Fund’s
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short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund's risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as
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interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost
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had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
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The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
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Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. For more information on these fees, see About Class A Shares — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Active Portfolios Multi-Manager Core Plus Bond Fund
Class A	0.84%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
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Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determines what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.41% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the renewal of the investment subadvisory agreements with Federated and TCW is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Subadvisers
Federated, which has served as Subadviser to the Fund since March 2012, is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Federated is an independent registered investment adviser. Federated was organized in 1955 and provides investment management services to mutual funds, customized separately managed accounts, private investment companies and other pooled investment vehicles. Federated's affiliate, Federated Advisory Services Company, provides certain support services to Federated. Federated (and not the Fund) pays the fee for these services.
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TCW, which has served as Subadviser to the Fund since March 2012, is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. TCW is an independent registered investment adviser. TCW was organized in 1971 and provides a variety of trust, investment management and investment advisory services.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	Co-manager	2012
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Co-manager	2012
Michael Zazzarino	Portfolio Manager	Co-manager	2012
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Zazzarino joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Zazzarino began his investment career in 1988 and earned a B.S. from Lafayette College and an M.B.A. from Columbia University.
Subadviser: Federated Investment Management Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jerome Conner, CFA	Vice President and Portfolio Manager of Federated	Co-manager	2013
Donald Ellenberger	Senior Portfolio Manager and Senior Vice President of Federated	Co-manager	2012
Mr. Conner joined Federated in 2002 as an Investment Analyst and became a Vice President and Senior Investment Analyst in 2007. Mr. Conner began his investment career in 1996 and earned a B.S. from the U.S. Naval Academy and an M.S. from Boston University.
Mr. Ellenberger joined Federated in 1996 and became a Senior Vice President in 2005. Mr. Ellenberger began his investment career in 1986 and earned an M.B.A. from Stanford University.
Subadviser: TCW Investment Management Company

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Stephen Kane, CFA	Group Managing Director of TCW	Co-manager	2012
Laird Landmann	Group Managing Director of TCW	Co-manager	2012
Tad Rivelle	Group Managing Director and Chief Investment Officer – Fixed Income of TCW since December 2009	Co-manager	2012
Mr. Kane joined TCW in 2009 during the acquisition of Metropolitan West Asset Management LLC (MetWest). Prior to joining TCW in December 2009, Mr. Kane was a portfolio manager and a founding partner with Metropolitan West Asset Management, LLC since 1996. Mr. Kane began his investment career in 1990 and earned a B.S. from the University of California, Berkeley and an M.B.A. from the University of Chicago Booth School of Business.
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Mr. Landmann joined TCW in 2009 during the acquisition of Metropolitan West Asset Management LLC (MetWest). Prior to joining TCW in December 2009, Mr. Landmann was a portfolio manager and a founding partner with Metropolitan West Asset Management, LLC since 1996. Mr. Landmann began his investment career in 1986 and earned a B.S. from Dartmouth College and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Rivelle joined TCW in 2009 during the acquisition of Metropolitan West Asset Management LLC (MetWest). Prior to joining TCW in December 2009, Mr. Rivelle was Chief Investment Officer, portfolio manager and a founding partner with Metropolitan West Asset Management, LLC since 1996. Mr. Rivelle began his investment career in 1986 and earned a B.S. from Yale University, a Master's Degree in applied mathematics from the University of Southern California and an M.B.A. from UCLA Anderson.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
Prospectus 2014	23

Active Portfolios® Multi-Manager Core Plus Bond Fund
More Information About the Fund (continued)
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
24	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
About Class A Shares
Description of the Share Class
The Fund, together with other funds managed by Columbia Management offered only through wrap programs sponsored and/or managed by Ameriprise Financial or its affiliates, are referred to as the Active Portfolio Funds. The Active Portfolio Funds, together with the other Columbia Funds, are referred to as the Funds.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
The Fund offers its only class of shares in this prospectus. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund's Class A shares.
Share Class Features

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service Fees
Class A shares of the Fund are available only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Eligible investors are subject to a minimum initial investment requirement of $500.	None	None	None	None	0.25% distribution and/or service fees
(a)	See Buying, Selling and Exchanging Shares — Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
Prospectus 2014	25

Active Portfolios® Multi-Manager Core Plus Bond Fund
About Class A Shares (continued)
Distribution and Service Fees
The Board has approved, and the Active Portfolio Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell Fund shares or provide services to Fund shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to Class A shares:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%
The distribution and/or shareholder service fees for Class A shares may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services
26	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
About Class A Shares (continued)
vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	27

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
28	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Prospectus 2014	29

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
30	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Prospectus 2014	31

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Buying Shares
Eligible Investors
Fund shares are available only to certain eligible investors through certain wrap fee programs (Ameriprise Active Portfolios®) sponsored and/or managed by Ameriprise Financial or its affiliates.
Minimum Initial Investments and Account Balances
There is a $500 minimum initial and no additional investment for the Fund's shares.
If you unwrap your Ameriprise brokerage account, you may continue to hold, but not purchase additional shares of, the Active Portfolio Funds. However, if you transfer your brokerage account to another broker-dealer, your holdings in Active Portfolio Funds are not transferable. You may liquidate your Active Portfolio Fund holdings or continue to hold them in your Ameriprise brokerage account.
Each Active Portfolio Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A shares of Active Portfolio Funds at net asset value per share because no front-end sales charge applies to purchases of Class A shares of Active Portfolio Funds.
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Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form.”
Active Portfolio Funds are sold through wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. For detailed rules regarding the sale of shares of these Funds, contact your selling agent.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Class A shares of an Active Portfolio Fund may be exchanged for Class A shares of another Active Portfolio Fund.
■	You may only exchange shares of an Active Portfolio Fund for shares of another Columbia Fund if the other Columbia Fund is an Active Portfolio Fund.
Prospectus 2014	33

Active Portfolios® Multi-Manager Core Plus Bond Fund
Buying, Selling and Exchanging Shares (continued)
Exchanging Shares
You can generally sell shares of your Active Portfolio Funds to buy shares of another Active Portfolio Funds, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
Please contact your selling agent for more information.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
34	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Fund at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled About Class A Shares.
Prospectus 2014	35

Active Portfolios® Multi-Manager Core Plus Bond Fund
Distributions and Taxes (continued)
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax
36	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Distributions and Taxes (continued)
purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
Prospectus 2014	37

Active Portfolios® Multi-Manager Core Plus Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
38	Prospectus 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.24	$10.00
Income from investment operations:
Net investment income	0.19	0.08
Net realized and unrealized gain (loss)	(0.30)	0.24
Total from investment operations	(0.11)	0.32
Less distributions to shareholders:
Net investment income	(0.19)	(0.08)
Net realized gains	(0.07)	—
Total distributions to shareholders	(0.26)	(0.08)
Net asset value, end of period	$9.87	$10.24
Total return	(1.16%)	3.17%
Ratios to average net assets(b)
Total gross expenses	0.79%	0.81% (c)
Total net expenses(d)	0.79%	0.81% (c)
Net investment income	1.88%	2.09% (c)
Supplemental data
Net assets, end of period (in thousands)	$4,013,878	$4,741,043
Portfolio turnover(e)	213%	78%

Notes to Financial Highlights
(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 194% and 76% for the years ended August 31, 2013 and 2012, respectively.
Prospectus 2014	39

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO101_08_D01_(01/14)

Prospectus
January 1, 2014
Active Portfolios® Multi-Manager Small Cap Equity Fund

Class	Ticker Symbol
Class A Shares*	CSCEX
*	Class A shares of the Active Portfolio Funds are offered only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Active Portfolios® Multi-Manager Small Cap Equity Fund
2	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Summary of the Fund
Investment Objective
Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	0.87%
Distribution and/or service (12b-1) fees	0.25%
Other expenses(a)	0.50%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(b)	1.63%
Less: Fee waivers and/or expense reimbursements(c)	(0.28%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.35%
(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)	“Total annual Fund operating expenses” in the table (which includes acquired fund fees and expenses) may not match “Net Expenses” in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Active Portfolios® Multi-Manager Small Cap Equity Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$137	$487	$860	$1,909
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund’s investment objective.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000® Index at the time of purchase (between $38 million and $5.37 billion as of November 30, 2013). The market capitalization range and composition of the companies in the Index is subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may also invest in real estate investment trusts and exchange-traded funds. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
4	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Summary of the Fund (continued)
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are
Prospectus 2014	5

Active Portfolios® Multi-Manager Small Cap Equity Fund
Summary of the Fund (continued)
entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
A full calendar year of performance was not available as of the date of this prospectus.
When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christian Stadlinger, Ph.D., CFA	Portfolio Manager	Co-manager	2012
Jarl Ginsberg, CFA, CAIA	Portfolio Manager	Co-manager	2012
Subadviser: Conestoga Capital Advisors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Mitchell	Managing Partner and Portfolio Manager	Co-manager	2012
Joseph Monahan	Managing Partner and Portfolio Manager	Co-manager	January 2014
Subadviser: Dalton, Greiner, Hartman, Maher & Co., LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Geller, CFA	Chief Executive Officer and Partner of DGHM	Co-manager	2012
Jeffrey Baker, CFA	Chief Investment Officer and Partner of DGHM	Co-manager	2012
Peter Gulli, CFA	Portfolio Manager and Team Leader of DGHM	Co-manager	2012
Edward Turville, CFA	Managing Partner, Portfolio Manager and Chief Investment Officer of REMS	Co-manager	2012
Subadviser: EAM Investors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Montie Weisenberger	Portfolio Manager and Managing Director of EAM	Co-manager	2012
Purchase and Sale of Fund Shares
Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $500 minimum initial investment and no minimum additional investment.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund
Investment Objective
Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund’s investment objective.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000® Index at the time of purchase (between $38 million and $5.37 billion as of November 30, 2013). As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may also invest in real estate investment trusts and exchange-traded funds. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology sector.
Columbia Management is responsible for providing day-to-day portfolio management of two sleeves of the Fund and is also responsible for oversight of the Subadvisers.
The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
Columbia Management – Small Cap Value Strategy Sleeve
Columbia Management combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and construct this sleeve. When selecting investments, Columbia Management considers, among other factors:
■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for long-term capital appreciation;
■	a company’s current operating margins relative to its historic range and future potential; and
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.
Columbia Management may sell a security when the security’s price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
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More Information About the Fund (continued)
Conestoga – Small Cap Growth Strategy Sleeve
Conestoga follows an investment style sometimes called “GARP” or “Growth at a Reasonable Price.” Conestoga generally invests its sleeve assets in small-cap companies with expected earnings growth rates that exceed the average expected growth rate of all U.S. publicly traded companies, where Conestoga believes valuations seem reasonable compared to the expected earnings growth, fundamental financial characteristics appear to be strong, the business model offers a sustainable competitive advantage, and management has an important ownership stake in the company. Conestoga uses a bottom-up approach in selecting securities. Conestoga may sell a security when the security becomes overvalued in Conestoga’s opinion; if Conestoga believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
DGHM – Small Cap Value Strategy Sleeve
Other than assets invested in REITs (as described below), DGHM invests this sleeve’s assets primarily in small capitalization equity securities of domestic companies that DGHM believes are undervalued. The companies may be unseasoned or established companies.
In identifying securities for this sleeve, DGHM utilizes a proprietary valuation model combined with in-depth industry and company specific research developed by DGHM. More specifically, DGHM uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to DGHM’s assessment of their potential value. DGHM focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities to purchase. DGHM may weigh other factors against a company’s valuation in deciding which companies appear attractive for investment. These factors may include the following:
•	quality of the business franchise,
•	competitive advantage,
•	economic or market conditions,
•	deployment of capital, and/or
•	reputation, experience, and competence of the company’s management.
In implementing its investment strategy, DGHM invests with a multi-year investment horizon rather than focusing on the month or quarter end data. DGHM does not attempt to make macroeconomic calls (i.e., predict economic growth, interest rates, currency levels, commodity prices, etc.). Additionally, DGHM does not attempt to predict the direction of the stock market.
DGHM may invest a significant portion of its sleeve assets in one or more sectors of the equity securities market, including but not limited to healthcare, technology and natural resources sectors.
Generally, securities are sold when the characteristics and factors used to select the securities change or the securities have appreciated to the point where it is no longer attractive for the Fund to hold.
REMS provides advisory services with respect to investments that this sleeve may make in REITs. DGHM is responsible for the overall management of this sleeve and the supervision of REMS. There is no pre-determined allocation to REMS, and the allocation is determined through on-going discussions between DGHM and REMS. When providing advisory services with respect to DGHM’s sleeve, REMS follows the investment approach described above for DGHM.
EAM – Small Cap Growth Strategy Sleeve
EAM chooses investments for this sleeve through bottom-up fundamental analysis, which utilizes a blend of a quantitative discovery process to screen for investment ideas that meet certain criteria, including, but not limited to, technical factors, such as changes in relative price strength, and fundamental factors, such as earnings surprise and estimate revisions (the Discovery Phase), and a qualitative analysis process (the Analysis Phase). In selecting individual securities for investment, EAM seeks companies with the potential for sustained earnings acceleration.
To that end, during the Discovery Phase EAM looks to identify companies likely to benefit from positive fundamental change by utilizing an objective screening process. Those companies meeting the criteria established to move beyond the Discovery Phase next move to the Analysis Phase, where EAM seeks to determine whether any changes in the company’s fundamentals have occurred, whether those changes may lead to sustainable earnings growth acceleration and whether it is a timely investment in
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
terms of EAM’s fundamental valuation of the company and its current market price. During the Analysis Phase, EAM considers such factors as the company’s internal environment (e.g., a new product, new management or change in cost structure) and/or external environment (e.g., new regulations, new geographies, market share shifts and new business incentives).
EAM may sell a security if EAM believes that other investments are more attractive, the company’s fundamentals have deteriorated (including but not limited to deteriorating relative strength, negative internal and/or external change, negative estimate revisions and/or negative earnings surprise), the company’s catalyst for growth is already reflected in the security’s price (i.e., the security is fully valued), or for other reasons.
Columbia Management – Liquidity Strategy Sleeve
Columbia Management is responsible for managing cash flows into and out of the Fund resulting from the purchase and redemption of Fund shares. Columbia Management typically invests this sleeve in U.S. government securities, high-quality, short-term debt instruments, including investments in affiliated or unaffiliated money market funds, ETFs and futures (including index futures).
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market
12	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. For more information on these fees, see About Class A Shares — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Active Portfolios Multi-Manager Small Cap Equity Fund
Class A	1.34%
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determines what securities and other investments the Fund should buy or sell and executes these portfolio transactions.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.87% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board approving the renewal of the investment subadvisory agreements with DGHM, EAM and Conestoga is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Subadvisers
Conestoga, which has served as Subadviser to the Fund since October 2012, is located at 259 N. Radnor-Chester Road, Radnor Court Suite 120, Radnor, PA 19087. Conestoga, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management. Conestoga is an independent registered investment adviser. Conestoga was organized in 2001 and provides investment management services to institutional and individual clients.
DGHM, which has served as Subadviser to the Fund since March 2012, is located at 565 Fifth Avenue, Suite 2101, New York, NY 10017. DGHM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. DGHM is an independent registered investment adviser. DGHM was organized in 1982 and provides investment management services to institutional and high net worth clients.
EAM, which has served as Subadviser to the Fund since March 2012, is located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, CA 92007. EAM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. EAM is an independent registered investment adviser. EAM was organized in August 2007 and provides investment management services to mutual funds and private accounts. EAM is a majority-employee-owned, institutionally-focused investment boutique.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christian Stadlinger, Ph.D., CFA	Portfolio Manager	Co-manager	2012
Jarl Ginsberg, CFA, CAIA	Portfolio Manager	Co-manager	2012
Dr. Stadlinger joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.
Mr. Ginsberg joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.
Subadviser: Conestoga Capital Advisors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Mitchell	Managing Partner and Portfolio Manager	Co-manager	2012
Joseph Monahan	Managing Partner and Portfolio Manager	Co-manager	January 2014
Mr. Mitchell co-founded Conestoga in 2001. Mr. Mitchell began his investment career in 1995 and earned a B.A. from the University of Notre Dame and an M.B.A. from Indiana University’s Kelley School of Business.
Mr. Monahan joined Conestoga in 2008 and became Managing Partner in 2010. Mr. Monahan began his investment career in 1982 and earned a B.S. from Pennsylvania State University and an M.B.A. from Temple University.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Subadviser: Dalton, Greiner, Hartman, Maher & Co., LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Geller, CFA	Chief Executive Officer and Partner of DGHM	Co-manager	2012
Jeffrey Baker, CFA	Chief Investment Officer and Partner of DGHM	Co-manager	2012
Peter Gulli, CFA	Portfolio Manager and Team Leader of DGHM	Co-manager	2012
Edward Turville, CFA	Managing Partner, Portfolio Manager and Chief Investment Officer of REMS	Co-manager	2012
Mr. Geller joined DGHM in 1992 and is a member of the firm's Board of Directors. Mr. Geller began his investment career in 1992 and earned a B.S. in business administration from the State University of New York at Albany.
Mr. Baker joined DGHM in 2000 and is a member of the firm's Board of Directors. Mr. Baker began his investment career in 1989 and earned a B.A. from Princeton University and an M.B.A. from New York University.
Mr. Gulli joined DGHM in 1999 and is a Senior Vice President and Partner of the firm. Mr. Gulli began his investment career in 1992 and earned a B.B.A. in finance from the University of Notre Dame and an M.B.A. from New York University.
Mr. Turville has been with REMS since its inception in 1997 and began his investment career in 1967. Mr. Turville earned a Bachelor of Commerce from Rice University and an M.S. in Accounting from Rice University.
Subadviser: EAM Investors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Montie Weisenberger	Portfolio Manager and Managing Director of EAM	Co-manager	2012
From 2001 until co-founding EAM in August 2007, Mr. Weisenberger was a member of the US Micro / Emerging Growth investment team at Nicholas-Applegate Capital Management, most recently serving as a Senior Vice President and Portfolio Manager. Mr. Weisenberger began his investment career in 2000, after spending more than five years as a finance and strategic management consultant. Mr. Weisenberger earned a B.A. from Flagler College and an M.B.A. and M.H.A. from Georgia State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
About Class A Shares
Description of the Share Class
The Fund, together with other funds managed by Columbia Management offered only through wrap programs sponsored and/or managed by Ameriprise Financial or its affiliates, are referred to as the Active Portfolio Funds. The Active Portfolio Funds, together with the other Columbia Funds, are referred to as the Funds.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
The Fund offers its only class of shares in this prospectus. The following summarizes the primary features of the Class A shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund's Class A shares.
Share Class Features

Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service Fees
Class A shares of the Fund are available only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Eligible investors are subject to a minimum initial investment requirement of $500.	None	None	None	None	0.25% distribution and/or service fees
(a)	See Buying, Selling and Exchanging Shares — Transaction Rules and Policies for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
Prospectus 2014	21

Active Portfolios® Multi-Manager Small Cap Equity Fund
About Class A Shares (continued)
Distribution and Service Fees
The Board has approved, and the Active Portfolio Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. These payments or expenses include providing distribution and/or shareholder service fees to selling agents that sell Fund shares or provide services to Fund shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time. The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to Class A shares:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%
The distribution and/or shareholder service fees for Class A shares may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services
22	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
About Class A Shares (continued)
vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	23

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
24	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Prospectus 2014	25

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
26	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through
Prospectus 2014	27

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Buying Shares
Eligible Investors
Fund shares are available only to certain eligible investors through certain wrap fee programs (Ameriprise Active Portfolios®) sponsored and/or managed by Ameriprise Financial or its affiliates.
Minimum Initial Investments and Account Balances
There is a $500 minimum initial and no additional investment for the Fund's shares.
If you unwrap your Ameriprise brokerage account, you may continue to hold, but not purchase additional shares of, the Active Portfolio Funds. However, if you transfer your brokerage account to another broker-dealer, your holdings in Active Portfolio Funds are not transferable. You may liquidate your Active Portfolio Fund holdings or continue to hold them in your Ameriprise brokerage account.
Each Active Portfolio Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A shares of Active Portfolio Funds at net asset value per share because no front-end sales charge applies to purchases of Class A shares of Active Portfolio Funds.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form.”
Active Portfolio Funds are sold through wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. For detailed rules regarding the sale of shares of these Funds, contact your selling agent.
28	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Class A shares of an Active Portfolio Fund may be exchanged for Class A shares of another Active Portfolio Fund.
■	You may only exchange shares of an Active Portfolio Fund for shares of another Columbia Fund if the other Columbia Fund is an Active Portfolio Fund.
Exchanging Shares
You can generally sell shares of your Active Portfolio Funds to buy shares of another Active Portfolio Funds, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
Please contact your selling agent for more information.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
Prospectus 2014	29

Active Portfolios® Multi-Manager Small Cap Equity Fund
Buying, Selling and Exchanging Shares (continued)
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
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Active Portfolios® Multi-Manager Small Cap Equity Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Fund at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled About Class A Shares.
Prospectus 2014	31

Active Portfolios® Multi-Manager Small Cap Equity Fund
Distributions and Taxes (continued)
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax
32	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Distributions and Taxes (continued)
purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
Prospectus 2014	33

Active Portfolios® Multi-Manager Small Cap Equity Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
34	Prospectus 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year ended August 31,
Class A	2013	2012 (a)
Per share data
Net asset value, beginning of period	$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.03	(0.01)
Net realized and unrealized gain	2.69	0.08 (b)
Total from investment operations	2.72	0.07
Less distributions to shareholders:
Net investment income	(0.06)	—
Total distributions to shareholders	(0.06)	—
Net asset value, end of period	$12.73	$10.07
Total return	27.11%	0.70%
Ratios to average net assets(c)
Total gross expenses	1.63%	1.77% (d)
Total net expenses(e)	1.34%	1.34% (d)
Net investment income (loss)	0.30%	(0.21%) (d)
Supplemental data
Net assets, end of period (in thousands)	$570,786	$405,992
Portfolio turnover	97%	26%

Notes to Financial Highlights
(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	35

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO102_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Balanced Fund

Class	Ticker Symbol
Class A Shares	CBLAX
Class B Shares	CBLBX
Class C Shares	CBLCX
Class K Shares	CLRFX
Class R Shares	CBLRX
Class R4 Shares	CBDRX
Class R5 Shares	CLREX
Class Y Shares	CBDYX
Class Z Shares	CBALX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Balanced Fund
2	Prospectus 2014

Columbia Balanced Fund
Summary of the Fund
Investment Objective
Columbia Balanced Fund (the Fund) seeks high total return by investing in common stocks and debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes K, R, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.27%	0.27%	0.27%	0.39%	0.27%	0.27%	0.14%	0.09%	0.27%
Total annual Fund operating expenses	1.14%	1.89%	1.89%	1.01%	1.39%	0.89%	0.76%	0.71%	0.89%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia Balanced Fund
Summary of the Fund (continued)
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$685	$916	$1,167	$1,881
Class B (assuming redemption of all shares at the end of the period)	$692	$894	$1,221	$2,016
Class B (assuming no redemption of shares)	$192	$594	$1,021	$2,016
Class C (assuming redemption of all shares at the end of the period)	$292	$594	$1,021	$2,212
Class C (assuming no redemption of shares)	$192	$594	$1,021	$2,212
Class K (whether or not shares are redeemed)	$103	$322	$ 558	$1,236
Class R (whether or not shares are redeemed)	$142	$440	$ 761	$1,669
Class R4 (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Class R5 (whether or not shares are redeemed)	$ 78	$243	$ 422	$ 942
Class Y (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class Z (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% (65% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests in a mix of equity and debt securities. The Fund’s assets are allocated among equity and debt securities (which includes cash and cash equivalents) based on an assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal circumstances.
With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies.
With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other debt securities with intermediate- to long-term maturities. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in derivatives, including futures and forwards (such as dollar rolls and investments in the To-Be-Announced market, among other forward-settling transactions). The Fund may invest in derivatives for both hedging and non-hedging (investment) purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset, as well as to manage duration, yield curve and/or interest rate exposure.
4	Prospectus 2014

Columbia Balanced Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be
Prospectus 2014	5

Columbia Balanced Fund
Summary of the Fund (continued)
more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
6	Prospectus 2014

Columbia Balanced Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	14.13%
	Worst	4th Quarter 2008	-14.09%
*	Year to Date return as of September 30, 2013: 13.50%
Prospectus 2014	7

Columbia Balanced Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		7.07%	3.65%	6.74%
returns after taxes on distributions		6.87%	3.11%	6.21%
returns after taxes on distributions and sale of Fund shares		4.83%	2.90%	5.67%
Class B returns before taxes	11/01/2002	7.80%	3.75%	6.57%
Class C returns before taxes	10/13/2003	11.80%	4.10%	6.60%
Class K returns before taxes	03/07/2011	13.69%	4.91%	7.43%
Class R returns before taxes	09/27/2010	13.35%	4.61%	7.13%
Class R4 returns before taxes	11/08/2012	13.90%	5.13%	7.67%
Class R5 returns before taxes	03/07/2011	13.98%	5.16%	7.69%
Class Y returns before taxes	11/08/2012	13.94%	5.14%	7.67%
Class Z returns before taxes	10/01/1991	13.89%	5.13%	7.67%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	1991
Brian Lavin, CFA	Portfolio Manager	Co-manager	2010
Gregory Liechty	Portfolio Manager	Co-manager	2011
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Co-manager	1997
Ronald Stahl, CFA	Portfolio Manager	Co-manager	2005
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
8	Prospectus 2014

Columbia Balanced Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Balanced Fund
More Information About the Fund
Investment Objective
Columbia Balanced Fund (the Fund) seeks high total return by investing in common stocks and debt securities. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests in a mix of equity and debt securities. The Fund’s assets are allocated among equity and debt securities (which includes cash and cash equivalents) based on an assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal circumstances.
With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies.
With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other debt securities with intermediate- to long-term maturities. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund may invest in derivatives, including futures and forwards (such as dollar rolls and investments in the To-Be-Announced market, among other forward-settling transactions). The Fund may invest in derivatives for both hedging and non-hedging (investment) purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset, as well as to manage duration, yield curve and/or interest rate exposure.
Columbia Management Investment Advisers, LLC, (the Investment Manager) evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.
The Investment Manager may sell a security when the Fund’s asset allocation changes; when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
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Columbia Balanced Fund
More Information About the Fund (continued)
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be
Prospectus 2014	11

Columbia Balanced Fund
More Information About the Fund (continued)
reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investments in these instruments involve risks, including counterparty risk (the risk that a counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings
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Columbia Balanced Fund
More Information About the Fund (continued)
agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
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Columbia Balanced Fund
More Information About the Fund (continued)
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of
14	Prospectus 2014

Columbia Balanced Fund
More Information About the Fund (continued)
these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Columbia Balanced Fund
More Information About the Fund (continued)
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Balanced Fund
Class A	1.20%
Class B	1.95%
Class C	1.95%
Class K	1.12%
Class R	1.45%
Class R4	0.95%
Class R5	0.87%
Class Y	0.82%
Class Z	0.95%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
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More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.62% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Manager
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	1991
Brian Lavin, CFA	Portfolio Manager	Co-manager	2010
Gregory Liechty	Portfolio Manager	Co-manager	2011
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Co-manager	1997
Ronald Stahl, CFA	Portfolio Manager	Co-manager	2005
Mr. Aplet joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1987. Mr. Aplet began his investment career in 1978 and earned a B.S. from Oregon State University and an M.B.A. in finance from the University of California at Berkeley.
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Liechty joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Liechty began his investment career in 1995 and earned a B.A. and an M.B.A. from the University of North Florida.
Mr. Pope joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
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Columbia Balanced Fund
More Information About the Fund (continued)
Mr. Stahl joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Stahl began his investment career in 1998 and earned a B.S. from Oregon State University and an M.B.A. from Portland State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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Columbia Balanced Fund
More Information About the Fund (continued)
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
20	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	21

Columbia Balanced Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia Balanced Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia Balanced Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
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Columbia Balanced Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	25

Columbia Balanced Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
26	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	27

Columbia Balanced Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
28	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	29

Columbia Balanced Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
30	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	31

Columbia Balanced Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
32	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	33

Columbia Balanced Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
34	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	35

Columbia Balanced Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
36	Prospectus 2014

Columbia Balanced Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
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Columbia Balanced Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
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Columbia Balanced Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	39

Columbia Balanced Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
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Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	41

Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
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Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	43

Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia Balanced Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	55

Columbia Balanced Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
56	Prospectus 2014

Columbia Balanced Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	57

Columbia Balanced Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
58	Prospectus 2014

Columbia Balanced Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	59

Columbia Balanced Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.21	$26.06	$23.29	$22.46	$24.03
Income from investment operations:
Net investment income	0.28	0.33	0.37	0.35	0.47
Net realized and unrealized gain (loss)	3.64	2.97	2.79	0.85	(1.52)
Total from investment operations	3.92	3.30	3.16	1.20	(1.05)
Less distributions to shareholders:
Net investment income	(0.30)	(0.34)	(0.39)	(0.37)	(0.52)
Net realized gains	—	(0.81)	—	—	—
Total distributions to shareholders	(0.30)	(1.15)	(0.39)	(0.37)	(0.52)
Proceeds from regulatory settlements	—	—	—	0.00 (a)	—
Net asset value, end of period	$31.83	$28.21	$26.06	$23.29	$22.46
Total return	13.97%	13.14%	13.57%	5.33%	(4.03%)
Ratios to average net assets(b)
Total gross expenses	1.14%	1.16%	1.10%	1.02%	1.04%
Total net expenses(c)	1.13% (d)	1.11% (d)	1.03% (d)	1.02% (d)	1.04% (d)
Net investment income	0.91%	1.24%	1.38%	1.47%	2.33%
Supplemental data
Net assets, end of period (in thousands)	$994,163	$774,214	$657,604	$65,112	$19,152
Portfolio turnover	141% (e)	130% (e)	99%	89%	102%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

60	Prospectus 2014

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.15	$26.00	$23.24	$22.41	$23.99
Income from investment operations:
Net investment income	0.05	0.13	0.17	0.17	0.32
Net realized and unrealized gain (loss)	3.63	2.97	2.78	0.85	(1.53)
Total from investment operations	3.68	3.10	2.95	1.02	(1.21)
Less distributions to shareholders:
Net investment income	(0.08)	(0.14)	(0.19)	(0.19)	(0.37)
Net realized gains	—	(0.81)	—	—	—
Total distributions to shareholders	(0.08)	(0.95)	(0.19)	(0.19)	(0.37)
Proceeds from regulatory settlements	—	—	—	0.00 (a)	—
Net asset value, end of period	$31.75	$28.15	$26.00	$23.24	$22.41
Total return	13.12%	12.30%	12.71%	4.56%	(4.82%)
Ratios to average net assets(b)
Total gross expenses	1.89%	1.91%	1.84%	1.77%	1.79%
Total net expenses(c)	1.88% (d)	1.86% (d)	1.78% (d)	1.77% (d)	1.79% (d)
Net investment income	0.16%	0.49%	0.64%	0.73%	1.63%
Supplemental data
Net assets, end of period (in thousands)	$12,225	$11,910	$14,227	$6,683	$6,934
Portfolio turnover	141% (e)	130% (e)	99%	89%	102%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

Prospectus 2014	61

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.15	$25.99	$23.24	$22.42	$23.99
Income from investment operations:
Net investment income	0.05	0.13	0.17	0.17	0.31
Net realized and unrealized gain (loss)	3.63	2.98	2.77	0.84	(1.51)
Total from investment operations	3.68	3.11	2.94	1.01	(1.20)
Less distributions to shareholders:
Net investment income	(0.08)	(0.14)	(0.19)	(0.19)	(0.37)
Net realized gains	—	(0.81)	—	—	—
Total distributions to shareholders	(0.08)	(0.95)	(0.19)	(0.19)	(0.37)
Proceeds from regulatory settlements	—	—	—	0.00 (a)	—
Net asset value, end of period	$31.75	$28.15	$25.99	$23.24	$22.42
Total return	13.12%	12.34%	12.67%	4.51%	(4.77%)
Ratios to average net assets(b)
Total gross expenses	1.89%	1.91%	1.84%	1.77%	1.79%
Total net expenses(c)	1.88% (d)	1.86% (d)	1.79% (d)	1.77% (d)	1.79% (d)
Net investment income	0.16%	0.50%	0.62%	0.71%	1.57%
Supplemental data
Net assets, end of period (in thousands)	$149,581	$74,771	$48,236	$25,462	$11,014
Portfolio turnover	141% (e)	130% (e)	99%	89%	102%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

62	Prospectus 2014

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class K(a)	2013	2012	2011 (b)
Per share data
Net asset value, beginning of period	$28.18	$26.02	$27.16
Income from investment operations:
Net investment income	0.31	0.35	0.18
Net realized and unrealized gain (loss)	3.64	2.98	(1.15) (c)
Total from investment operations	3.95	3.33	(0.97)
Less distributions to shareholders:
Net investment income	(0.33)	(0.36)	(0.17)
Net realized gains	—	(0.81)	—
Total distributions to shareholders	(0.33)	(1.17)	(0.17)
Net asset value, end of period	$31.80	$28.18	$26.02
Total return	14.11%	13.26%	(3.59%)
Ratios to average net assets(d)
Total gross expenses	1.01%	1.03%	1.02% (e)
Total net expenses(f)	1.01%	1.03%	1.02% (e)(g)
Net investment income	1.02%	1.32%	1.40% (e)
Supplemental data
Net assets, end of period (in thousands)	$70,411	$60,735	$48,799
Portfolio turnover	141% (h)	130% (h)	99%

Notes to Financial Highlights
(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.
(b)	For the period from March 7, 2011 (commencement of operations) to August 31, 2011.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

Prospectus 2014	63

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class R	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$28.19	$26.04	$24.62
Income from investment operations:
Net investment income	0.20	0.27	0.30
Net realized and unrealized gain	3.65	2.97	1.35
Total from investment operations	3.85	3.24	1.65
Less distributions to shareholders:
Net investment income	(0.22)	(0.28)	(0.23)
Net realized gains	—	(0.81)	—
Total distributions to shareholders	(0.22)	(1.09)	(0.23)
Net asset value, end of period	$31.82	$28.19	$26.04
Total return	13.73%	12.87%	6.70%
Ratios to average net assets(b)
Total gross expenses	1.39%	1.42%	1.37% (c)
Total net expenses(d)	1.38% (e)	1.36% (e)	1.28% (c)(e)
Net investment income	0.64%	1.01%	1.20% (c)
Supplemental data
Net assets, end of period (in thousands)	$13,113	$2,740	$457
Portfolio turnover	141% (f)	130% (f)	99%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

64	Prospectus 2014

Columbia Balanced Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$28.25
Income from investment operations:
Net investment income	0.29
Net realized and unrealized gain	3.76
Total from investment operations	4.05
Less distributions to shareholders:
Net investment income	(0.27)
Total distributions to shareholders	(0.27)
Net asset value, end of period	$32.03
Total return	14.40%
Ratios to average net assets(b)
Total gross expenses	0.88% (c)
Total net expenses(d)	0.88% (c)(e)
Net investment income	1.14% (c)
Supplemental data
Net assets, end of period (in thousands)	$3,515
Portfolio turnover	141% (f)

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% for the year ended August 31, 2013.

Prospectus 2014	65

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class R5	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$28.17	$26.02	$27.16
Income from investment operations:
Net investment income	0.39	0.42	0.24
Net realized and unrealized gain (loss)	3.64	2.97	(1.18) (b)
Total from investment operations	4.03	3.39	(0.94)
Less distributions to shareholders:
Net investment income	(0.40)	(0.43)	(0.20)
Net realized gains	—	(0.81)	—
Total distributions to shareholders	(0.40)	(1.24)	(0.20)
Net asset value, end of period	$31.80	$28.17	$26.02
Total return	14.42%	13.52%	(3.46%)
Ratios to average net assets(c)
Total gross expenses	0.76%	0.78%	0.75% (d)
Total net expenses(e)	0.76%	0.78%	0.73% (d)(f)
Net investment income	1.26%	1.57%	1.79% (d)
Supplemental data
Net assets, end of period (in thousands)	$29,617	$15	$13
Portfolio turnover	141% (g)	130% (g)	99%

Notes to Financial Highlights
(a)	For the period from March 7, 2011 (commencement of operations) to August 31, 2011.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

66	Prospectus 2014

Columbia Balanced Fund
Financial Highlights (continued)
Class Y	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$28.25
Income from investment operations:
Net investment income	0.34
Net realized and unrealized gain	3.75
Total from investment operations	4.09
Less distributions to shareholders:
Net investment income	(0.30)
Total distributions to shareholders	(0.30)
Net asset value, end of period	$32.04
Total return	14.54%
Ratios to average net assets(b)
Total gross expenses	0.70% (c)
Total net expenses(d)	0.70% (c)
Net investment income	1.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$9,784
Portfolio turnover	141% (e)

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% for the year ended August 31, 2013.

Prospectus 2014	67

Columbia Balanced Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.17	$26.02	$23.27	$22.43	$24.02
Income from investment operations:
Net investment income	0.35	0.40	0.43	0.41	0.52
Net realized and unrealized gain (loss)	3.63	2.96	2.77	0.86	(1.54)
Total from investment operations	3.98	3.36	3.20	1.27	(1.02)
Less distributions to shareholders:
Net investment income	(0.37)	(0.40)	(0.45)	(0.43)	(0.57)
Net realized gains	—	(0.81)	—	—	—
Total distributions to shareholders	(0.37)	(1.21)	(0.45)	(0.43)	(0.57)
Proceeds from regulatory settlements	—	—	—	0.00 (a)	—
Net asset value, end of period	$31.78	$28.17	$26.02	$23.27	$22.43
Total return	14.24%	13.42%	13.78%	5.64%	(3.87%)
Ratios to average net assets(b)
Total gross expenses	0.89%	0.91%	0.83%	0.77%	0.79%
Total net expenses(c)	0.88% (d)	0.86% (d)	0.78% (d)	0.77% (d)	0.79% (d)
Net investment income	1.16%	1.49%	1.62%	1.73%	2.62%
Supplemental data
Net assets, end of period (in thousands)	$308,945	$284,934	$229,744	$207,526	$192,819
Portfolio turnover	141% (e)	130% (e)	99%	89%	102%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 65% and 66% for the years ended August 31, 2013 and 2012, respectively.
68	Prospectus 2014

Notes

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO120_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Contrarian Core Fund

Class	Ticker Symbol
Class A Shares	LCCAX
Class B Shares	LCCBX
Class C Shares	LCCCX
Class I Shares	CCCIX
Class K Shares	CCRFX
Class R Shares	CCCRX
Class R4 Shares	CORRX
Class R5 Shares	COFRX
Class T Shares	SGIEX
Class W Shares	CTRWX
Class Y Shares	COFYX
Class Z Shares	SMGIX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Contrarian Core Fund
2	Prospectus 2014

Columbia Contrarian Core Fund
Summary of the Fund
Investment Objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 17 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Classes A and T	Class B	Class C	Classes I, K, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%
Other expenses(d)	0.27%	0.27%	0.27%	0.08%	0.38%	0.27%
Total annual Fund operating expenses	1.14%	1.89%	1.89%	0.70%	1.00%	1.39%
	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(d)	0.27%	0.13%	0.57%	0.27%	0.08%	0.27%
Total annual Fund operating expenses	0.89%	0.75%	1.19%	1.14%	0.70%	0.89%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia Contrarian Core Fund
Summary of the Fund (continued)
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$685	$916	$1,167	$1,881
Class B (assuming redemption of all shares at the end of the period)	$692	$894	$1,221	$2,016
Class B (assuming no redemption of shares)	$192	$594	$1,021	$2,016
Class C (assuming redemption of all shares at the end of the period)	$292	$594	$1,021	$2,212
Class C (assuming no redemption of shares)	$192	$594	$1,021	$2,212
Class I (whether or not shares are redeemed)	$ 72	$224	$ 390	$ 871
Class K (whether or not shares are redeemed)	$102	$318	$ 552	$1,225
Class R (whether or not shares are redeemed)	$142	$440	$ 761	$1,669
Class R4 (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Class R5 (whether or not shares are redeemed)	$ 77	$240	$ 417	$ 930
Class T (whether or not shares are redeemed)	$689	$931	$1,192	$1,935
Class W (whether or not shares are redeemed)	$116	$362	$ 628	$1,386
Class Y (whether or not shares are redeemed)	$ 72	$224	$ 390	$ 871
Class Z (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
4	Prospectus 2014

Columbia Contrarian Core Fund
Summary of the Fund (continued)
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
Prospectus 2014	5

Columbia Contrarian Core Fund
Summary of the Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	20.67%
	Worst	4th Quarter 2008	-23.26%
*	Year to Date return as of September 30, 2013: 22.62%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/1998
returns before taxes		11.50%	2.43%	7.58%
returns after taxes on distributions		11.35%	2.27%	7.03%
returns after taxes on distributions and sale of Fund shares		7.67%	2.05%	6.55%
Class B returns before taxes	11/01/1998	12.43%	2.49%	7.42%
Class C returns before taxes	12/09/2002	16.50%	2.87%	7.43%
Class I returns before taxes	09/27/2010	18.92%	3.99%	8.55%
Class K returns before taxes	03/07/2011	18.56%	3.76%	8.36%
Class R returns before taxes	09/27/2010	18.09%	3.41%	7.99%
Class R4 returns before taxes	11/08/2012	18.68%	3.91%	8.51%
Class R5 returns before taxes	11/08/2012	18.75%	3.92%	8.52%
Class T returns before taxes	02/12/1993	11.53%	2.38%	7.54%
Class W returns before taxes	09/27/2010	18.40%	3.65%	8.24%
Class Y returns before taxes	11/08/2012	18.71%	3.91%	8.51%
Class Z returns before taxes	12/14/1992	18.67%	3.91%	8.51%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		16.42%	1.92%	7.52%

6	Prospectus 2014

Columbia Contrarian Core Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Manager	2005
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B*, C & T*	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Prospectus 2014	7

Columbia Contrarian Core Fund
Summary of the Fund (continued)
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Contrarian Core Fund
More Information About the Fund
Investment Objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing
Prospectus 2014	9

Columbia Contrarian Core Fund
More Information About the Fund (continued)
the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
10	Prospectus 2014

Columbia Contrarian Core Fund
More Information About the Fund (continued)
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Prospectus 2014	11

Columbia Contrarian Core Fund
More Information About the Fund (continued)
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that
12	Prospectus 2014

Columbia Contrarian Core Fund
More Information About the Fund (continued)
would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Contrarian Core Fund
Class A	1.18%
Class B	1.93%
Class C	1.93%
Class I	0.80%
Class K	1.10%
Class R	1.43%
Class R4	0.93%
Class R5	0.85%
Class T	1.23%
Class W	1.18%
Class Y	0.80%
Class Z	0.93%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Prospectus 2014	13

Columbia Contrarian Core Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.62% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Manager
Information about the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Manager	2005
Mr. Pope joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
14	Prospectus 2014

Columbia Contrarian Core Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Prospectus 2014	15

Columbia Contrarian Core Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
16	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	17

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
18	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	19

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
20	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	21

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
22	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	23

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
24	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	25

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
26	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	27

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
28	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	29

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
30	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	31

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
32	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	33

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
34	Prospectus 2014

Columbia Contrarian Core Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	35

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
36	Prospectus 2014

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	37

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
38	Prospectus 2014

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
48	Prospectus 2014

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Prospectus 2014	49

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
50	Prospectus 2014

Columbia Contrarian Core Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	51

Columbia Contrarian Core Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
52	Prospectus 2014

Columbia Contrarian Core Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	53

Columbia Contrarian Core Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
54	Prospectus 2014

Columbia Contrarian Core Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	55

Columbia Contrarian Core Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,		Year Ended September 30,
Class A	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$15.68	$12.63	$12.61	$11.76	$11.89	$15.51
Income from investment operations:
Net investment income	0.13	0.11	0.08	0.04	0.08	0.07
Net realized and unrealized gain (loss)	3.48	3.32	(0.03)	0.87	(0.14)	(2.17)
Total from investment operations	3.61	3.43	0.05	0.91	(0.06)	(2.10)
Less distributions to shareholders:
Net investment income	(0.12)	(0.07)	(0.03)	(0.06)	(0.07)	(0.05)
Net realized gains	(0.02)	(0.31)	—	—	—	(1.47)
Total distributions to shareholders	(0.14)	(0.38)	(0.03)	(0.06)	(0.07)	(1.52)
Proceeds from regulatory settlements	—	—	—	—	0.00 (b)	—
Net asset value, end of period	$19.15	$15.68	$12.63	$12.61	$11.76	$11.89
Total return	23.23%	27.59%	0.39%	7.75%	(0.28%)	(15.35%)
Ratios to average net assets(c)(d)
Total gross expenses	1.15%	1.19% (e)	1.19% (f)	1.25%	1.28% (f)	1.24% (f)
Total net expenses(g)	1.14% (h)	1.16% (e)(h)	1.16% (f)(h)	1.19% (h)	1.17% (f)(h)	1.14% (f)(i)
Net investment income	0.73%	0.82% (e)	0.56%	0.32%	0.77%	0.53%
Supplemental data
Net assets, end of period (in thousands)	$913,212	$588,182	$427,039	$111,182	$27,742	$11,187
Portfolio turnover	47%	62%	78%	94%	131%	106%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

56	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class B	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$14.53	$11.74	$11.78	$11.02	$11.14	$14.67
Income from investment operations:
Net investment income (loss)	(0.00) (b)	0.01	(0.03)	(0.05)	0.01	(0.03)
Net realized and unrealized gain (loss)	3.24	3.09	(0.01)	0.81	(0.13)	(2.03)
Total from investment operations	3.24	3.10	(0.04)	0.76	(0.12)	(2.06)
Less distributions to shareholders:
Net investment income	(0.01)	—	—	—	—	—
Net realized gains	(0.02)	(0.31)	—	—	—	(1.47)
Total distributions to shareholders	(0.03)	(0.31)	—	—	—	(1.47)
Proceeds from regulatory settlements	—	—	—	—	0.00 (b)	—
Net asset value, end of period	$17.74	$14.53	$11.74	$11.78	$11.02	$11.14
Total return	22.32%	26.72%	(0.34%)	6.90%	(1.08%)	(15.96%)
Ratios to average net assets(c)(d)
Total gross expenses	1.90%	1.94% (e)	1.92% (f)	2.00%	2.03% (f)	1.99% (f)
Total net expenses(g)	1.89% (h)	1.91% (e)(h)	1.90% (f)(h)	1.94% (h)	1.92% (f)(h)	1.89% (f)(i)
Net investment income (loss)	(0.02%)	0.05% (e)	(0.19%)	(0.46%)	0.12%	(0.22%)
Supplemental data
Net assets, end of period (in thousands)	$16,396	$17,292	$21,560	$3,991	$3,428	$3,629
Portfolio turnover	47%	62%	78%	94%	131%	106%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Prospectus 2014	57

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class C	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$14.55	$11.76	$11.80	$11.03	$11.15	$14.68
Income from investment operations:
Net investment income (loss)	(0.00) (b)	0.01	(0.03)	(0.05)	0.01	(0.03)
Net realized and unrealized gain (loss)	3.25	3.09	(0.01)	0.82	(0.13)	(2.03)
Total from investment operations	3.25	3.10	(0.04)	0.77	(0.12)	(2.06)
Less distributions to shareholders:
Net investment income	(0.01)	—	—	—	—	—
Net realized gains	(0.02)	(0.31)	—	—	—	(1.47)
Total distributions to shareholders	(0.03)	(0.31)	—	—	—	(1.47)
Proceeds from regulatory settlements	—	—	—	—	0.00 (b)	—
Net asset value, end of period	$17.77	$14.55	$11.76	$11.80	$11.03	$11.15
Total return	22.36%	26.68%	(0.34%)	6.98%	(1.08%)	(15.95%)
Ratios to average net assets(c)(d)
Total gross expenses	1.90%	1.94% (e)	1.95% (f)	2.00%	2.03% (f)	1.99% (f)
Total net expenses(g)	1.89% (h)	1.91% (e)(h)	1.92% (f)(h)	1.94% (h)	1.92% (f)(h)	1.89% (f)(i)
Net investment income (loss)	(0.02%)	0.07% (e)	(0.22%)	(0.44%)	0.03%	(0.21%)
Supplemental data
Net assets, end of period (in thousands)	$115,940	$58,257	$36,559	$18,368	$7,094	$1,718
Portfolio turnover	47%	62%	78%	94%	131%	106%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

58	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class I	2013	2012 (a)	2011	2010 (b)
Per share data
Net asset value, beginning of period	$15.78	$12.71	$12.69	$12.70
Income from investment operations:
Net investment income	0.21	0.17	0.14	0.01
Net realized and unrealized gain (loss)	3.49	3.34	(0.03)	(0.02)
Total from investment operations	3.70	3.51	0.11	(0.01)
Less distributions to shareholders:
Net investment income	(0.19)	(0.13)	(0.09)	—
Net realized gains	(0.02)	(0.31)	—	—
Total distributions to shareholders	(0.21)	(0.44)	(0.09)	—
Net asset value, end of period	$19.27	$15.78	$12.71	$12.69
Total return	23.73%	28.12%	0.81%	(0.08%)
Ratios to average net assets(c)(d)
Total gross expenses	0.70%	0.75% (e)	0.76% (f)	0.85% (e)
Total net expenses(g)	0.70%	0.75% (e)	0.76% (f)(h)	0.85% (e)(h)
Net investment income	1.17%	1.24% (e)	0.99%	4.99% (e)
Supplemental data
Net assets, end of period (in thousands)	$424,376	$385,802	$280,304	$2
Portfolio turnover	47%	62%	78%	94%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30, 2011(c)
Class K(a)	2013	2012 (b)
Per share data
Net asset value, beginning of period	$15.77	$12.70	$14.93
Income from investment operations:
Net investment income	0.15	0.13	0.06
Net realized and unrealized gain (loss)	3.51	3.34	(2.29)
Total from investment operations	3.66	3.47	(2.23)
Less distributions to shareholders:
Net investment income	(0.15)	(0.09)	—
Net realized gains	(0.02)	(0.31)	—
Total distributions to shareholders	(0.17)	(0.40)	—
Net asset value, end of period	$19.26	$15.77	$12.70
Total return	23.40%	27.74%	(14.94%)
Ratios to average net assets(d)(e)
Total gross expenses	1.00%	1.05% (f)	1.05% (f)(g)
Total net expenses(h)	1.00%	1.05% (f)	1.05% (f)(g)(i)
Net investment income	0.87%	0.93% (f)	0.72% (f)
Supplemental data
Net assets, end of period (in thousands)	$144	$117	$100
Portfolio turnover	47%	62%	78%

Notes to Financial Highlights
(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.
(b)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(c)	For the period from March 7, 2011 (commencement of operations) to September 30, 2011.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Includes interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class R	2013	2012 (a)	2011	2010 (b)
Per share data
Net asset value, beginning of period	$15.68	$12.63	$12.61	$12.62
Income from investment operations:
Net investment income	0.08	0.08	0.05	0.00 (c)
Net realized and unrealized gain (loss)	3.49	3.32	(0.03)	(0.01)
Total from investment operations	3.57	3.40	0.02	(0.01)
Less distributions to shareholders:
Net investment income	(0.08)	(0.04)	—	—
Net realized gains	(0.02)	(0.31)	—	—
Total distributions to shareholders	(0.10)	(0.35)	—	—
Net asset value, end of period	$19.15	$15.68	$12.63	$12.61
Total return	22.93%	27.34%	0.16%	(0.08%)
Ratios to average net assets(d)(e)
Total gross expenses	1.39%	1.42% (f)	1.44% (g)	1.44% (f)
Total net expenses(h)	1.39% (i)	1.41% (f)(i)	1.39% (g)(i)	1.44% (f)(i)
Net investment income	0.46%	0.59% (f)	0.32%	4.34% (f)
Supplemental data
Net assets, end of period (in thousands)	$13,102	$4,489	$6	$2
Portfolio turnover	47%	62%	78%	94%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Includes interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Contrarian Core Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain	3.70
Total from investment operations	3.86
Less distributions to shareholders:
Net investment income	(0.16)
Net realized gains	(0.02)
Total distributions to shareholders	(0.18)
Net asset value, end of period	$19.52
Total return	24.61%
Ratios to average net assets(b)
Total gross expenses	0.89% (c)
Total net expenses(d)	0.89% (c)(e)
Net investment income	1.04% (c)
Supplemental data
Net assets, end of period (in thousands)	$46,212
Portfolio turnover	47%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

62	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain	3.73
Total from investment operations	3.88
Less distributions to shareholders:
Net investment income	(0.18)
Net realized gains	(0.02)
Total distributions to shareholders	(0.20)
Net asset value, end of period	$19.52
Total return	24.75%
Ratios to average net assets(b)
Total gross expenses	0.75% (c)
Total net expenses(d)	0.75% (c)
Net investment income	1.01% (c)
Supplemental data
Net assets, end of period (in thousands)	$68,709
Portfolio turnover	47%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Prospectus 2014	63

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class T	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$15.56	$12.54	$12.51	$11.67	$11.80	$15.40
Income from investment operations:
Net investment income	0.12	0.10	0.06	0.03	0.08	0.06
Net realized and unrealized gain (loss)	3.47	3.29	—	0.86	(0.14)	(2.15)
Total from investment operations	3.59	3.39	0.06	0.89	(0.06)	(2.09)
Less distributions to shareholders:
Net investment income	(0.12)	(0.06)	(0.03)	(0.05)	(0.07)	(0.04)
Net realized gains	(0.02)	(0.31)	—	—	—	(1.47)
Total distributions to shareholders	(0.14)	(0.37)	(0.03)	(0.05)	(0.07)	(1.51)
Proceeds from regulatory settlements	—	—	—	—	0.00 (b)	—
Net asset value, end of period	$19.01	$15.56	$12.54	$12.51	$11.67	$11.80
Total return	23.22%	27.49%	0.43%	7.68%	(0.35%)	(15.37%)
Ratios to average net assets(c)(d)
Total gross expenses	1.20%	1.24% (e)	1.26% (f)	1.30%	1.33% (f)	1.29% (f)
Total net expenses(g)	1.19% (h)	1.21% (e)(h)	1.21% (f)(h)	1.24% (h)	1.22% (f)(h)	1.19% (f)(i)
Net investment income	0.68%	0.77% (e)	0.44%	0.24%	0.81%	0.48%
Supplemental data
Net assets, end of period (in thousands)	$131,732	$117,457	$100,805	$112,862	$117,161	$132,272
Portfolio turnover	47%	62%	78%	94%	131%	106%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

64	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class W	2013	2012 (a)	2011	2010 (b)
Per share data
Net asset value, beginning of period	$15.69	$12.64	$12.61	$12.62
Income from investment operations:
Net investment income	0.13	0.11	0.08	0.00 (c)
Net realized and unrealized gain (loss)	3.48	3.32	(0.02)	(0.01)
Total from investment operations	3.61	3.43	0.06	(0.01)
Less distributions to shareholders:
Net investment income	(0.12)	(0.07)	(0.03)	—
Net realized gains	(0.02)	(0.31)	—	—
Total distributions to shareholders	(0.14)	(0.38)	(0.03)	—
Net asset value, end of period	$19.16	$15.69	$12.64	$12.61
Total return	23.21%	27.57%	0.47%	(0.08%)
Ratios to average net assets(d)(e)
Total gross expenses	1.14%	1.19% (f)	1.20% (g)	1.19% (f)
Total net expenses(h)	1.14% (i)	1.16% (f)(i)	1.16% (g)(i)	1.19% (f)(i)
Net investment income	0.73%	0.83% (f)	0.54%	4.64% (f)
Supplemental data
Net assets, end of period (in thousands)	$254,377	$106,075	$74,302	$2
Portfolio turnover	47%	62%	78%	94%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Includes interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	65

Columbia Contrarian Core Fund
Financial Highlights (continued)
Class Y	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.84
Income from investment operations:
Net investment income	0.24
Net realized and unrealized gain	3.64
Total from investment operations	3.88
Less distributions to shareholders:
Net investment income	(0.18)
Net realized gains	(0.02)
Total distributions to shareholders	(0.20)
Net asset value, end of period	$19.52
Total return	24.79%
Ratios to average net assets(b)
Total gross expenses	0.72% (c)
Total net expenses(d)	0.72% (c)
Net investment income	1.60% (c)
Supplemental data
Net assets, end of period (in thousands)	$79
Portfolio turnover	47%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31,2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

66	Prospectus 2014

Columbia Contrarian Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class Z	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$15.78	$12.71	$12.68	$11.83	$11.97	$15.60
Income from investment operations:
Net investment income	0.17	0.15	0.11	0.07	0.11	0.11
Net realized and unrealized gain (loss)	3.50	3.34	(0.01)	0.86	(0.15)	(2.18)
Total from investment operations	3.67	3.49	0.10	0.93	(0.04)	(2.07)
Less distributions to shareholders:
Net investment income	(0.16)	(0.11)	(0.07)	(0.08)	(0.10)	(0.09)
Net realized gains	(0.02)	(0.31)	—	—	—	(1.47)
Total distributions to shareholders	(0.18)	(0.42)	(0.07)	(0.08)	(0.10)	(1.56)
Proceeds from regulatory settlements	—	—	—	—	0.00 (b)	—
Net asset value, end of period	$19.27	$15.78	$12.71	$12.68	$11.83	$11.97
Total return	23.50%	27.91%	0.72%	7.93%	(0.01%)	(15.11%)
Ratios to average net assets(c)(d)
Total gross expenses	0.90%	0.94% (e)	0.96% (f)	1.00%	1.03% (f)	0.99% (f)
Total net expenses(g)	0.89% (h)	0.91% (e)(h)	0.91% (f)(h)	0.94% (h)	0.92% (f)(h)	0.89% (f)(i)
Net investment income	0.98%	1.08% (e)	0.76%	0.54%	1.09%	0.77%
Supplemental data
Net assets, end of period (in thousands)	$1,315,874	$819,630	$494,107	$344,081	$247,974	$173,479
Portfolio turnover	47%	62%	78%	94%	131%	106%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Includes interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.
Prospectus 2014	67

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO133_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Emerging Markets Fund

Class	Ticker Symbol
Class A Shares	EEMAX
Class B Shares	CEBMX
Class C Shares	EEMCX
Class I Shares	CEHIX
Class K Shares	CEKMX
Class R Shares	CEMRX
Class R4 Shares	CEMHX
Class R5 Shares	CEKRX
Class W Shares	CEMWX
Class Y Shares	CEKYX
Class Z Shares	UMEMX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Emerging Markets Fund
2	Prospectus 2014

Columbia Emerging Markets Fund
Summary of the Fund
Investment Objective
Columbia Emerging Markets Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, K, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(d)	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(e)	0.49%	0.49%	0.49%	0.21%	0.51%	0.49%	0.49%	0.26%	0.49%	0.21%	0.49%
Total annual Fund operating expenses	1.82%	2.57%	2.57%	1.29%	1.59%	2.07%	1.57%	1.34%	1.82%	1.29%	1.57%
Less: Fee waivers and/or expense reimbursements(f)	(0.04%)	(0.04%)	(0.04%)	0.00%	0.00%	(0.04%)	(0.04%)	0.00%	(0.04%)	0.00%	(0.04%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.78%	2.53%	2.53%	1.29%	1.59%	2.03%	1.53%	1.34%	1.78%	1.29%	1.53%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment management fee rates.
(e)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 are based on estimated amounts for the Fund’s current fiscal year.
(f)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.78% for Class A, 2.53% for Class B, 2.53% for Class C, 1.33% for Class I, 1.63% for Class K, 2.03% for Class R, 1.53% for Class R4, 1.38% for Class R5, 1.78% for Class W, 1.33% for Class Y and 1.53% for Class Z.
Prospectus 2014	3

Columbia Emerging Markets Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$745	$1,111	$1,500	$2,586
Class B (assuming redemption of all shares at the end of the period)	$756	$1,096	$1,562	$2,719
Class B (assuming no redemption of shares)	$256	$ 796	$1,362	$2,719
Class C (assuming redemption of all shares at the end of the period)	$356	$ 796	$1,362	$2,902
Class C (assuming no redemption of shares)	$256	$ 796	$1,362	$2,902
Class I (whether or not shares are redeemed)	$131	$ 409	$ 708	$1,556
Class K (whether or not shares are redeemed)	$162	$ 502	$ 866	$1,889
Class R (whether or not shares are redeemed)	$206	$ 645	$1,110	$2,397
Class R4 (whether or not shares are redeemed)	$156	$ 492	$ 851	$1,864
Class R5 (whether or not shares are redeemed)	$136	$ 425	$ 734	$1,613
Class W (whether or not shares are redeemed)	$181	$ 569	$ 981	$2,134
Class Y (whether or not shares are redeemed)	$131	$ 409	$ 708	$1,556
Class Z (whether or not shares are redeemed)	$156	$ 492	$ 851	$1,864
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
4	Prospectus 2014

Columbia Emerging Markets Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Prospectus 2014	5

Columbia Emerging Markets Fund
Summary of the Fund (continued)
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class B, Class K and Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

6	Prospectus 2014

Columbia Emerging Markets Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	33.14%
	Worst	3rd Quarter 2008	-29.98%
*	Year to Date return as of September 30, 2013: -5.87%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	01/02/1998
returns before taxes		24.12%	-0.94%	16.12%
returns after taxes on distributions		23.40%	-2.11%	15.21%
returns after taxes on distributions and sale of Fund shares		16.92%	-0.85%	14.67%
Class A returns before taxes	09/28/2007	16.68%	-2.33%	15.17%
Class C returns before taxes	09/28/2007	22.02%	-1.91%	14.99%
Class I returns before taxes	09/27/2010	24.30%	-0.88%	16.15%
Class R returns before taxes	09/27/2010	23.63%	-1.42%	15.55%
Class R5 returns before taxes	11/08/2012	24.15%	-0.93%	16.12%
Class W returns before taxes	09/27/2010	23.97%	-1.18%	15.83%
Class Y returns before taxes	11/08/2012	24.15%	-0.93%	16.12%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		18.22%	-0.92%	16.52%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		17.32%	-3.69%	8.21%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Portfolio Manager	Lead Manager	2008
Robert Cameron	Portfolio Manager	Co-manager	2008
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Portfolio Manager	Co-manager	2008
Prospectus 2014	7

Columbia Emerging Markets Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
8	Prospectus 2014

Columbia Emerging Markets Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
Prospectus 2014	9

Columbia Emerging Markets Fund
More Information About the Fund
Investment Objective
Columbia Emerging Markets Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment.
The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
10	Prospectus 2014

Columbia Emerging Markets Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Prospectus 2014	11

Columbia Emerging Markets Fund
More Information About the Fund (continued)
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value
12	Prospectus 2014

Columbia Emerging Markets Fund
More Information About the Fund (continued)
assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated
Prospectus 2014	13

Columbia Emerging Markets Fund
More Information About the Fund (continued)
products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely
14	Prospectus 2014

Columbia Emerging Markets Fund
More Information About the Fund (continued)
affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
Prospectus 2014	15

Columbia Emerging Markets Fund
More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Emerging Markets Fund
Class A	1.78%
Class B	2.53%
Class C	2.53%
Class I	1.33%
Class K	1.63%
Class R	2.03%
Class R4	1.53%
Class R5	1.38%
Class W	1.78%
Class Y	1.33%
Class Z	1.53%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
16	Prospectus 2014

Columbia Emerging Markets Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 1.11% of average daily net assets of the Fund. Effective March 16, 2013, the investment management services fee is equal to a percentage of the Fund’s average daily net assets that declines from 1.10% to 0.66% as the Fund’s net assets increase. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Portfolio Manager	Lead Manager	2008
Robert Cameron	Portfolio Manager	Co-manager	2008
Prospectus 2014	17

Columbia Emerging Markets Fund
More Information About the Fund (continued)
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Portfolio Manager	Co-manager	2008
Mr. White joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and B.S. in Marketing from Boston College.
Mr. Cameron joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2008. He was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008. Mr. Cameron began his investment career in 1983 and earned a B.A. from the University of Toronto.
Ms. Huang joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2003. Ms. Huang began her investment career in 1995 and earned a B.A. from Shenzhen University and M.B.A. from Willamette University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
18	Prospectus 2014

Columbia Emerging Markets Fund
More Information About the Fund (continued)
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	19

Columbia Emerging Markets Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
20	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Prospectus 2014	23

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
24	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Prospectus 2014	25

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

26	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	27

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
28	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	29

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

30	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	31

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
32	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	33

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
34	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
Prospectus 2014	35

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
36	Prospectus 2014

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
Prospectus 2014	37

Columbia Emerging Markets Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
38	Prospectus 2014

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
Prospectus 2014	39

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
40	Prospectus 2014

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
50	Prospectus 2014

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
Prospectus 2014	51

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
52	Prospectus 2014

Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia Emerging Markets Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
54	Prospectus 2014

Columbia Emerging Markets Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
Prospectus 2014	55

Columbia Emerging Markets Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
56	Prospectus 2014

Columbia Emerging Markets Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
Prospectus 2014	57

Columbia Emerging Markets Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
58	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,		Year Ended March 31,
Class A	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.08	$10.01	$11.48	$11.27	$6.42	$14.96
Income from investment operations:
Net investment income (loss)	0.14	0.05	0.05	0.01	(0.01)	0.07
Net realized and unrealized gain (loss)	(0.05)	(0.55)	(0.95)	1.75	5.00	(6.36)
Total from investment operations	0.09	(0.50)	(0.90)	1.76	4.99	(6.29)
Less distributions to shareholders:
Net investment income	(0.04)	—	—	(0.09)	(0.14)	—
Net realized gains	—	(0.43)	(0.57)	(1.46)	—	(2.26)
Total distributions to shareholders	(0.04)	(0.43)	(0.57)	(1.55)	(0.14)	(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	—	0.00 (b)	0.01
Net asset value, end of period	$9.13	$9.08	$10.01	$11.48	$11.27	$6.42
Total return	0.98%	(4.80%)	(8.06%)	16.74%	78.17%	(49.44%)
Ratios to average net assets(c)(d)
Total gross expenses	1.76%	2.08% (e)	2.08% (f)	1.96% (f)	1.77% (f)	2.14% (g)
Total net expenses(h)	1.75% (i)	1.92% (e)(i)	1.87% (f)(i)	1.65% (f)(i)	1.74% (f)(i)	1.96% (g)(i)
Net investment income (loss)	1.42%	1.41% (e)	0.54%	0.07%	(0.12%)	0.71%
Supplemental data
Net assets, end of period (in thousands)	$300,601	$11,177	$12,260	$12,388	$6,362	$917
Portfolio turnover	81%	35%	117%	78%	74%	82%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Emerging Markets Fund
Financial Highlights (continued)
Class B	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.17
Income from investment operations:
Net investment income	0.04
Net realized and unrealized loss	(1.32)
Total from investment operations	(1.28)
Net asset value, end of period	$8.89
Total return	(12.59%)
Ratios to average net assets(b)
Total gross expenses	2.49% (c)
Total net expenses(d)	2.49% (c)(e)
Net investment income	0.81% (c)
Supplemental data
Net assets, end of period (in thousands)	$8,713
Portfolio turnover	81%

Notes to Financial Highlights
(a)	For the period from February 28, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended March 31,
Class C	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$8.89	$9.84	$11.39	$11.21	$6.36	$14.94
Income from investment operations:
Net investment income (loss)	0.05	0.02	(0.03)	(0.07)	(0.09)	0.00 (b)
Net realized and unrealized gain (loss)	(0.03)	(0.54)	(0.95)	1.73	4.97	(6.33)
Total from investment operations	0.02	(0.52)	(0.98)	1.66	4.88	(6.33)
Less distributions to shareholders:
Net investment income	(0.01)	—	—	(0.02)	(0.03)	—
Net realized gains	—	(0.43)	(0.57)	(1.46)	—	(2.26)
Total distributions to shareholders	(0.01)	(0.43)	(0.57)	(1.48)	(0.03)	(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	—	0.00 (b)	0.01
Net asset value, end of period	$8.90	$8.89	$9.84	$11.39	$11.21	$6.36
Total return	0.26%	(5.09%)	(8.86%)	15.92%	76.73%	(49.82%)
Ratios to average net assets(c)(d)
Total gross expenses	2.53%	2.83% (e)	2.83% (f)	2.71% (f)	2.52% (f)	2.89% (g)
Total net expenses(h)	2.50% (i)	2.67% (e)(i)	2.62% (f)(i)	2.40% (f)(i)	2.49% (f)(i)	2.71% (g)(i)
Net investment income (loss)	0.49%	0.65% (e)	(0.27%)	(0.62%)	(0.86%)	(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$23,756	$2,820	$2,879	$2,100	$1,540	$242
Portfolio turnover	81%	35%	117%	78%	74%	82%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Emerging Markets Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended March 31,
Class I	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$9.13	$10.04	$11.48	$11.71
Income from investment operations:
Net investment income (loss)	0.08	0.07	0.06	(0.01)
Net realized and unrealized gain (loss)	0.06 (c)	(0.55)	(0.93)	0.88
Total from investment operations	0.14	(0.48)	(0.87)	0.87
Less distributions to shareholders:
Net investment income	(0.06)	—	—	(0.10)
Net realized gains	—	(0.43)	(0.57)	(1.00)
Total distributions to shareholders	(0.06)	(0.43)	(0.57)	(1.10)
Net asset value, end of period	$9.21	$9.13	$10.04	$11.48
Total return	1.47%	(4.58%)	(7.79%)	7.75%
Ratios to average net assets(d)(e)
Total gross expenses	1.37%	1.53% (f)	1.56% (g)	1.59% (f)(g)
Total net expenses(h)	1.29%	1.48% (f)	1.51% (g)	1.33% (f)(g)
Net investment income (loss)	0.75%	1.86% (f)	0.65%	(0.09%) (f)
Supplemental data
Net assets, end of period (in thousands)	$184,937	$239,618	$214,524	$104,595
Portfolio turnover	81%	35%	117%	78%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

62	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights (continued)
Class K	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.44
Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss	(1.38)
Total from investment operations	(1.27)
Net asset value, end of period	$9.17
Total return	(12.16%)
Ratios to average net assets(b)
Total gross expenses	1.51% (c)
Total net expenses(d)	1.51% (c)
Net investment income	2.21% (c)
Supplemental data
Net assets, end of period (in thousands)	$506
Portfolio turnover	81%

Notes to Financial Highlights
(a)	For the period from February 28, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	63

Columbia Emerging Markets Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended March 31,
Class R	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$9.06	$9.99	$11.49	$11.70
Income from investment operations:
Net investment income (loss)	0.11	0.04	(0.06)	(0.06)
Net realized and unrealized gain (loss)	(0.05)	(0.54)	(0.87)	0.91
Total from investment operations	0.06	(0.50)	(0.93)	0.85
Less distributions to shareholders:
Net investment income	(0.03)	—	—	(0.06)
Net realized gains	—	(0.43)	(0.57)	(1.00)
Total distributions to shareholders	(0.03)	(0.43)	(0.57)	(1.06)
Net asset value, end of period	$9.09	$9.06	$9.99	$11.49
Total return	0.67%	(4.81%)	(8.32%)	7.50%
Ratios to average net assets(c)(d)
Total gross expenses	2.02%	2.33% (e)	2.37% (f)	2.21% (e)(f)
Total net expenses(g)	2.00% (h)	2.17% (e)(h)	2.20% (f)(h)	1.91% (e)(f)(h)
Net investment income (loss)	1.09%	1.15% (e)	(0.58%)	(0.97%) (e)
Supplemental data
Net assets, end of period (in thousands)	$5,863	$491	$514	$2
Portfolio turnover	81%	35%	117%	78%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
64	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.42
Income from investment operations:
Net investment income	0.06
Net realized and unrealized loss	(1.24)
Total from investment operations	(1.18)
Net asset value, end of period	$9.24
Total return	(11.32%)
Ratios to average net assets(b)
Total gross expenses	1.54% (c)
Total net expenses(d)	1.53% (c)(e)
Net investment income	1.31% (c)
Supplemental data
Net assets, end of period (in thousands)	$37
Portfolio turnover	81%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	65

Columbia Emerging Markets Fund
Financial Highlights (continued)
Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.72
Income from investment operations:
Net investment income	0.13
Net realized and unrealized loss	(0.57)
Total from investment operations	(0.44)
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$9.22
Total return	(4.60%)
Ratios to average net assets(b)
Total gross expenses	1.32% (c)
Total net expenses(d)	1.29% (c)
Net investment income	1.65% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,381
Portfolio turnover	81%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
66	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended March 31,
Class W	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$9.07	$10.00	$11.48	$11.70
Income from investment operations:
Net investment income (loss)	0.02	0.05	0.07	(0.02)
Net realized and unrealized gain (loss)	0.08 (c)	(0.55)	(0.98)	0.88
Total from investment operations	0.10	(0.50)	(0.91)	0.86
Less distributions to shareholders:
Net investment income	(0.04)	—	—	(0.08)
Net realized gains	—	(0.43)	(0.57)	(1.00)
Total distributions to shareholders	(0.04)	(0.43)	(0.57)	(1.08)
Net asset value, end of period	$9.13	$9.07	$10.00	$11.48
Total return	1.09%	(4.81%)	(8.15%)	7.61%
Ratios to average net assets(d)(e)
Total gross expenses	1.91%	2.09% (f)	2.09% (g)	1.95% (f)(g)
Total net expenses(h)	1.77% (i)	1.92% (f)(i)	1.85% (g)(i)	1.65% (f)(g)(i)
Net investment income (loss)	0.25%	1.41% (f)	0.73%	(0.41%) (f)
Supplemental data
Net assets, end of period (in thousands)	$31,426	$31,470	$30,863	$50,623
Portfolio turnover	81%	35%	117%	78%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	67

Columbia Emerging Markets Fund
Financial Highlights (continued)
Class Y	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.74
Income from investment operations:
Net investment income	0.09
Net realized and unrealized loss	(0.53)
Total from investment operations	(0.44)
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$9.24
Total return	(4.57%)
Ratios to average net assets(b)
Total gross expenses	1.31% (c)
Total net expenses(d)	1.31% (c)
Net investment income	1.16% (c)
Supplemental data
Net assets, end of period (in thousands)	$465
Portfolio turnover	81%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

68	Prospectus 2014

Columbia Emerging Markets Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended March 31,
Class Z	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.11	$10.03	$11.49	$11.26	$6.42	$14.94
Income from investment operations:
Net investment income	0.09	0.06	0.09	0.06	0.05	0.11
Net realized and unrealized gain (loss)	0.03 (b)	(0.55)	(0.98)	1.74	4.97	(6.38)
Total from investment operations	0.12	(0.49)	(0.89)	1.80	5.02	(6.27)
Less distributions to shareholders:
Net investment income	(0.05)	—	—	(0.11)	(0.18)	—
Net realized gains	—	(0.43)	(0.57)	(1.46)	—	(2.26)
Total distributions to shareholders	(0.05)	(0.43)	(0.57)	(1.57)	(0.18)	(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	—	0.00 (c)	0.01
Net asset value, end of period	$9.18	$9.11	$10.03	$11.49	$11.26	$6.42
Total return	1.29%	(4.69%)	(7.96%)	17.16%	78.84%	(49.37%)
Ratios to average net assets(d)(e)
Total gross expenses	1.60%	1.83% (f)	1.83% (g)	1.71% (g)	1.52% (g)	1.89% (h)
Total net expenses(i)	1.52% (j)	1.67% (f)(j)	1.61% (g)(j)	1.40% (g)(j)	1.49% (g)(j)	1.71% (h)(j)
Net investment income	0.94%	1.65% (f)	0.87%	0.52%	0.47%	1.01%
Supplemental data
Net assets, end of period (in thousands)	$646,228	$174,554	$206,451	$326,675	$396,849	$237,412
Portfolio turnover	81%	35%	117%	78%	74%	82%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.
(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	69

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO142_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Global Dividend Opportunity Fund

Class	Ticker Symbol
Class A Shares	CSVAX
Class B Shares	CSVBX
Class C Shares	CSRCX
Class I Shares	CEVIX
Class R Shares	CSGRX
Class R4 Shares	CGOLX
Class R5 Shares*	CADPX
Class W Shares	CTVWX
Class Y Shares	CLSYX
Class Z Shares	CSVFX
* Class R5 shares are not available for purchase until January 8, 2014.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Global Dividend Opportunity Fund
2	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Summary of the Fund
Investment Objective
Columbia Global Dividend Opportunity Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(d)	0.36%	0.36%	0.36%	0.11%	0.36%	0.36%	0.16%	0.36%	0.11%	0.36%
Total annual Fund operating expenses	1.30%	2.05%	2.05%	0.80%	1.55%	1.05%	0.85%	1.30%	0.80%	1.05%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund’s current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$700	$963	$1,247	$2,053
Class B (assuming redemption of all shares at the end of the period)	$708	$943	$1,303	$2,187
Prospectus 2014	3

Columbia Global Dividend Opportunity Fund
Summary of the Fund (continued)
	1 year	3 years	5 years	10 years
Class B (assuming no redemption of shares)	$208	$643	$1,103	$2,187
Class C (assuming redemption of all shares at the end of the period)	$308	$643	$1,103	$2,379
Class C (assuming no redemption of shares)	$208	$643	$1,103	$2,379
Class I (whether or not shares are redeemed)	$ 82	$255	$ 444	$ 990
Class R (whether or not shares are redeemed)	$158	$490	$ 845	$1,845
Class R4 (whether or not shares are redeemed)	$107	$334	$ 579	$1,283
Class R5 (whether or not shares are redeemed)	$ 87	$271	$ 471	$1,049
Class W (whether or not shares are redeemed)	$132	$412	$ 713	$1,568
Class Y (whether or not shares are redeemed)	$ 82	$255	$ 444	$ 990
Class Z (whether or not shares are redeemed)	$107	$334	$ 579	$1,283
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including forward foreign currency contracts, for the purpose of hedging existing positions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
4	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Summary of the Fund (continued)
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them
Prospectus 2014	5

Columbia Global Dividend Opportunity Fund
Summary of the Fund (continued)
vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Class R5 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

6	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2003	19.84%
	Worst	4th Quarter 2008	-24.98%
*	Year to Date return as of September 30, 2013: 13.22%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		10.13%	-1.34%	7.49%
returns after taxes on distributions		8.70%	-1.63%	6.78%
returns after taxes on distributions and sale of Fund shares		8.45%	-1.15%	6.53%
Class B returns before taxes	11/01/2002	11.06%	-1.27%	7.32%
Class C returns before taxes	10/13/2003	14.99%	-0.91%	7.32%
Class I returns before taxes	09/27/2010	17.38%	0.17%	8.44%
Class R returns before taxes	09/27/2010	16.61%	-0.42%	7.85%
Class W returns before taxes	09/27/2010	16.87%	-0.10%	8.21%
Class Y returns before taxes	07/15/2009	17.33%	0.19%	8.45%
Class Z returns before taxes	11/09/2000	17.19%	0.08%	8.39%
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		16.13%	-1.16%	8.11%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Stocking	Portfolio Manager	Co-manager	2012
Steven Schroll	Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Portfolio Manager	Co-manager	2013
Prospectus 2014	7

Columbia Global Dividend Opportunity Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Global Dividend Opportunity Fund
More Information About the Fund
Investment Objective
Columbia Global Dividend Opportunity Fund (the Fund) seeks total return, consisting of current income and capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including forward foreign currency contracts, for the purpose of hedging existing positions.
In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by applying quantitative screens to determine yield potential. The Investment Manager conducts fundamental research on securities and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include one or more of the following, as well as other, statistical measures:
■	Current yield;
■	Dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history;
■	Balance sheet strength;
■	Earnings per share and free cash flow sustainability;
■	Dividend payout ratio.
Preference is generally given to higher dividend-paying companies.
The Investment Manager monitors holding periods, tax qualification and transaction costs with regard to tax consequences.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Prospectus 2014	9

Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on
10	Prospectus 2014

Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market
Prospectus 2014	11

Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and
12	Prospectus 2014

Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase
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Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Global Dividend Opportunity Fund
Class A	1.33%
Class B	2.08%
Class C	2.08%
Class I	0.91%
Class R	1.58%
Class R4	1.08%
Class R5	0.96%
Class W	1.33%
Class Y	0.91%
Class Z	1.08%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
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Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.69% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Paul Stocking	Portfolio Manager	Co-manager	2012
Steven Schroll	Portfolio Manager	Co-manager	2012
Dean Ramos, CFA	Portfolio Manager	Co-manager	2013
Mr. Stocking joined the Investment Manager in 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from the University of Michigan and an M.B.A from the University of Chicago.
Mr. Schroll joined the Investment Manager in 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and completed work toward an M.B.A. from the University of Minnesota.
Mr. Ramos joined the Investment Manager in 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and an M.B.A. from the University of Minnesota.
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Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
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Columbia Global Dividend Opportunity Fund
More Information About the Fund (continued)
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Global Dividend Opportunity Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	19

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
22	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	23

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
24	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	25

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
26	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	27

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
28	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	29

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
30	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	31

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
32	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	33

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
34	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	35

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
36	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	37

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
38	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	39

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
40	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
Prospectus 2014	49

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
50	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Prospectus 2014	51

Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia Global Dividend Opportunity Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	53

Columbia Global Dividend Opportunity Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia Global Dividend Opportunity Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	55

Columbia Global Dividend Opportunity Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
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Columbia Global Dividend Opportunity Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	57

Columbia Global Dividend Opportunity Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Because Class R5 shares of the Fund had not commenced operations prior to the date of this prospectus, no financial highlights are provided for this class. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$19.59	$17.72	$15.28	$14.62	$18.01
Income from investment operations:
Net investment income	0.51	0.27	0.01	0.00 (a)	0.09
Net realized and unrealized gain (loss)	1.74	1.65	2.43	0.73	(3.42)
Total from investment operations	2.25	1.92	2.44	0.73	(3.33)
Less distributions to shareholders:
Net investment income	(0.68)	(0.05)	—	(0.07)	(0.06)
Net realized gains	(1.31)	—	—	—	—
Total distributions to shareholders	(1.99)	(0.05)	—	(0.07)	(0.06)
Proceeds from regulatory settlements	—	0.00 (a)	—	—	0.00 (a)
Net asset value, end of period	$19.85	$19.59	$17.72	$15.28	$14.62
Total return	12.48%	10.88%	15.97%	5.00%	(18.44%)
Ratios to average net assets(b)
Total gross expenses	1.34%	1.28%	1.29%	1.43%	1.47%
Total net expenses(c)	1.26% (d)	1.21% (d)	1.25% (e)	1.25% (e)	1.24% (e)
Net investment income	2.59%	1.49%	0.07%	0.01%	0.70%
Supplemental data
Net assets, end of period (in thousands)	$140,796	$133,541	$142,349	$141,137	$158,624
Portfolio turnover	60%	97%	62%	67%	117%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of 0.03% and 0.07% for the years ended 2013 and 2012, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$18.63	$16.93	$14.71	$14.12	$17.45
Income from investment operations:
Net investment income (loss)	0.34	0.10	(0.12)	(0.11)	(0.01)
Net realized and unrealized gain (loss)	1.66	1.60	2.34	0.71	(3.32)
Total from investment operations	2.00	1.70	2.22	0.60	(3.33)
Less distributions to shareholders:
Net investment income	(0.47)	—	—	(0.01)	—
Net realized gains	(1.31)	—	—	—	—
Total distributions to shareholders	(1.78)	—	—	(0.01)	—
Proceeds from regulatory settlements	—	0.00 (a)	—	—	0.00 (a)
Net asset value, end of period	$18.85	$18.63	$16.93	$14.71	$14.12
Total return	11.61%	10.04%	15.09%	4.26%	(19.08%)
Ratios to average net assets(b)
Total gross expenses	2.09%	2.03%	2.04%	2.18%	2.22%
Total net expenses(c)	2.01% (d)	1.95% (d)	2.00% (e)	2.00% (e)	1.99% (e)
Net investment income (loss)	1.83%	0.59%	(0.70%)	(0.74%)	(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$3,968	$9,414	$16,112	$19,861	$24,933
Portfolio turnover	60%	97%	62%	67%	117%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of 0.02% and 0.08% for the years ended 2013 and 2012, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$18.63	$16.93	$14.71	$14.13	$17.46
Income from investment operations:
Net investment income (loss)	0.35	0.12	(0.12)	(0.11)	(0.01)
Net realized and unrealized gain (loss)	1.66	1.58	2.34	0.70	(3.32)
Total from investment operations	2.01	1.70	2.22	0.59	(3.33)
Less distributions to shareholders:
Net investment income	(0.47)	—	—	(0.01)	—
Net realized gains	(1.31)	—	—	—	—
Total distributions to shareholders	(1.78)	—	—	(0.01)	—
Proceeds from regulatory settlements	—	0.00 (a)	—	—	0.00 (a)
Net asset value, end of period	$18.86	$18.63	$16.93	$14.71	$14.13
Total return	11.66%	10.04%	15.09%	4.18%	(19.07%)
Ratios to average net assets(b)
Total gross expenses	2.09%	2.04%	2.04%	2.18%	2.22%
Total net expenses(c)	2.01% (d)	1.95% (d)	2.00% (e)	2.00% (e)	1.99% (e)
Net investment income (loss)	1.84%	0.72%	(0.68%)	(0.74%)	(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$13,439	$13,319	$15,251	$15,994	$19,874
Portfolio turnover	60%	97%	62%	67%	117%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of 0.03% and 0.09% for the years ended 2013 and 2012, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class I	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$19.64	$17.80	$17.01
Income from investment operations:
Net investment income	0.58	0.35	0.09
Net realized and unrealized gain	1.76	1.64	0.74
Total from investment operations	2.34	1.99	0.83
Less distributions to shareholders:
Net investment income	(0.80)	(0.15)	(0.04)
Net realized gains	(1.31)	—	—
Total distributions to shareholders	(2.11)	(0.15)	(0.04)
Proceeds from regulatory settlements	—	0.00 (b)	—
Net asset value, end of period	$19.87	$19.64	$17.80
Total return	12.98%	11.27%	4.90%
Ratios to average net assets(c)
Total gross expenses	0.84%	0.85%	0.75% (d)
Total net expenses(e)	0.83%	0.83%	0.75% (d)(f)
Net investment income	2.94%	1.91%	0.57% (d)
Supplemental data
Net assets, end of period (in thousands)	$127,949	$3	$3
Portfolio turnover	60%	97%	62%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class R	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$19.54	$17.67	$16.97
Income from investment operations:
Net investment income	0.46	0.23	0.00 (b)
Net realized and unrealized gain	1.75	1.64	0.70
Total from investment operations	2.21	1.87	0.70
Less distributions to shareholders:
Net investment income	(0.61)	(0.00) (b)	—
Net realized gains	(1.31)	—	—
Total distributions to shareholders	(1.92)	(0.00) (b)	—
Proceeds from regulatory settlements	—	0.00 (b)	—
Net asset value, end of period	$19.83	$19.54	$17.67
Total return	12.25%	10.61%	4.12%
Ratios to average net assets(c)
Total gross expenses	1.59%	1.53%	1.54% (d)
Total net expenses(e)	1.51% (f)	1.46% (f)	1.50% (d)(g)
Net investment income	2.33%	1.24%	0.02% (d)
Supplemental data
Net assets, end of period (in thousands)	$1,297	$1,082	$1,071
Portfolio turnover	60%	97%	62%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of 0.03% and 0.07% for the years ended 2013 and 2012, respectively.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

62	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.69
Income from investment operations:
Net investment income	0.25
Net realized and unrealized gain	0.33
Total from investment operations	0.58
Less distributions to shareholders:
Net investment income	(0.30)
Total distributions to shareholders	(0.30)
Net asset value, end of period	$19.97
Total return	3.02%
Ratios to average net assets(b)
Total gross expenses	1.07% (c)
Total net expenses(d)	1.01% (c)(e)
Net investment income	2.78% (c)
Supplemental data
Net assets, end of period (in thousands)	$29
Portfolio turnover	60%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of 0.05%.

Prospectus 2014	63

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class W	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$19.57	$17.73	$16.97
Income from investment operations:
Net investment income	0.51	0.28	0.03
Net realized and unrealized gain	1.74	1.64	0.73
Total from investment operations	2.25	1.92	0.76
Less distributions to shareholders:
Net investment income	(0.68)	(0.08)	—
Net realized gains	(1.31)	—	—
Total distributions to shareholders	(1.99)	(0.08)	—
Proceeds from regulatory settlements	—	0.00 (b)	—
Net asset value, end of period	$19.83	$19.57	$17.73
Total return	12.48%	10.86%	4.48%
Ratios to average net assets(c)
Total gross expenses	1.33%	1.33%	1.21% (d)
Total net expenses(e)	1.26% (f)	1.23% (f)	1.16% (d)(g)
Net investment income	2.60%	1.51%	0.15% (d)
Supplemental data
Net assets, end of period (in thousands)	$3	$3	$3
Portfolio turnover	60%	97%	62%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of 0.03% and 0.08% for the years ended 2013 and 2012, respectively.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

64	Prospectus 2014

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Y	2013	2012	2011	2010	2009 (a)
Per share data
Net asset value, beginning of period	$19.65	$17.79	$15.32	$14.64	$13.32
Income from investment operations:
Net investment income	0.59	0.31	0.09	0.07	0.02
Net realized and unrealized gain	1.74	1.68	2.42	0.74	1.30
Total from investment operations	2.33	1.99	2.51	0.81	1.32
Less distributions to shareholders:
Net investment income	(0.78)	(0.13)	(0.04)	(0.13)	—
Net realized gains	(1.31)	—	—	—	—
Total distributions to shareholders	(2.09)	(0.13)	(0.04)	(0.13)	—
Proceeds from regulatory settlements	—	0.00 (b)	—	—	—
Net asset value, end of period	$19.89	$19.65	$17.79	$15.32	$14.64
Total return	12.93%	11.28%	16.40%	5.51%	9.91%
Ratios to average net assets(c)
Total gross expenses	0.96%	0.82%	0.83%	0.83%	0.72% (d)
Total net expenses(e)	0.88%	0.82%	0.83% (f)	0.83% (f)	0.72% (d)(f)
Net investment income	2.97%	1.70%	0.51%	0.43%	0.99% (d)
Supplemental data
Net assets, end of period (in thousands)	$3	$2	$15,557	$9,826	$9,630
Portfolio turnover	60%	97%	62%	67%	117%

Notes to Financial Highlights
(a)	For the period from July 15, 2009 (commencement of operations) to August 31, 2009.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	65

Columbia Global Dividend Opportunity Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$19.66	$17.78	$15.32	$14.64	$18.06
Income from investment operations:
Net investment income	0.56	0.31	0.06	0.04	0.12
Net realized and unrealized gain (loss)	1.75	1.67	2.42	0.74	(3.44)
Total from investment operations	2.31	1.98	2.48	0.78	(3.32)
Less distributions to shareholders:
Net investment income	(0.76)	(0.10)	(0.02)	(0.10)	(0.10)
Net realized gains	(1.31)	—	—	—	—
Total distributions to shareholders	(2.07)	(0.10)	(0.02)	(0.10)	(0.10)
Proceeds from regulatory settlements	—	0.00 (a)	—	—	0.00 (a)
Net asset value, end of period	$19.90	$19.66	$17.78	$15.32	$14.64
Total return	12.76%	11.20%	16.17%	5.31%	(18.26%)
Ratios to average net assets(b)
Total gross expenses	1.09%	1.03%	1.04%	1.18%	1.22%
Total net expenses(c)	1.01% (d)	0.95% (d)	1.00% (e)	1.00% (e)	0.99% (e)
Net investment income	2.84%	1.72%	0.34%	0.26%	0.94%
Supplemental data
Net assets, end of period (in thousands)	$562,394	$585,285	$670,362	$525,150	$571,175
Portfolio turnover	60%	97%	62%	67%	117%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(d)	The benefits derived from expense reductions had an impact of 0.03% and 0.08% for the years ended 2013 and 2012, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
66	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO154_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Global Energy and Natural Resources Fund
(formerly known as Columbia Energy and Natural Resources Fund)

Class	Ticker Symbol
Class A Shares	EENAX
Class B Shares	CEGBX
Class C Shares	EENCX
Class I Shares	CERIX
Class K Shares	CEGFX
Class R Shares	CETRX
Class R4 Shares	CENRX
Class R5 Shares	CNRRX
Class Z Shares	UMESX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Global Energy and Natural Resources Fund
2	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Summary of the Fund
Investment Objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, K, R, R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Z
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(d)	0.38%	0.38%	0.38%	0.14%	0.44%	0.38%	0.38%	0.19%	0.38%
Total annual Fund operating expenses	1.32%	2.07%	2.07%	0.83%	1.13%	1.57%	1.07%	0.88%	1.07%

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Prospectus 2014	3

Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$702	$969	$1,257	$2,074
Class B (assuming redemption of all shares at the end of the period)	$710	$949	$1,314	$2,208
Class B (assuming no redemption of shares)	$210	$649	$1,114	$2,208
Class C (assuming redemption of all shares at the end of the period)	$310	$649	$1,114	$2,400
Class C (assuming no redemption of shares)	$210	$649	$1,114	$2,400
Class I (whether or not shares are redeemed)	$ 85	$265	$ 460	$1,025
Class K (whether or not shares are redeemed)	$115	$359	$ 622	$1,375
Class R (whether or not shares are redeemed)	$160	$496	$ 855	$1,867
Class R4 (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Class R5 (whether or not shares are redeemed)	$ 90	$281	$ 488	$1,084
Class Z (whether or not shares are redeemed)	$109	$340	$ 590	$1,306

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets to gain exposure to precious metals, such as gold, including companies engaged in the production of precious metals.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts or companies that have been formed under the laws of non-U.S. countries, including those of emerging markets. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.

4	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)

The Fund may invest in derivatives, including options and forward foreign currency contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Prospectus 2014	5

Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)
Energy and Natural Resources Industry Risk. The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources industries will underperform other industries or the market as a whole. To the extent that the Fund invests in issuers conducting business in these or similar industries, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those industries. The values of natural resources are affected by numerous factors including, among other factors, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of related investments. Prices of precious metals may fluctuate sharply.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates,

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Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)

experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

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Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2008	27.35%
	Worst	3rd Quarter 2008	-38.19%
*	Year to Date return as of September 30, 2013: 8.02%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	12/31/1992
returns before taxes		1.47%	-3.47%	12.69%
returns after taxes on distributions		1.35%	-3.62%	11.21%
returns after taxes on distributions and sale of Fund shares		1.11%	-2.92%	10.90%
Class A returns before taxes	09/28/2007	-4.67%	-4.85%	11.76%
Class B returns before taxes	03/07/2011	-4.63%	-4.95%	11.40%
Class C returns before taxes	09/28/2007	-0.58%	-4.41%	11.61%
Class I returns before taxes	09/27/2010	1.71%	-3.37%	12.75%
Class K returns before taxes	03/07/2011	1.43%	-3.66%	12.45%
Class R returns before taxes	09/27/2010	0.94%	-4.00%	12.06%
Class R4 returns before taxes	11/08/2012	1.43%	-3.48%	12.69%
Class R5 returns before taxes	11/08/2012	1.46%	-3.47%	12.69%
Blended Index (consists of 60% MSCI World Energy Sector Index (Net) and 40% MSCI World Materials Sector Index (Net)) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		5.70%	-2.16%	11.55%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)		2.20%	-1.51%	12.78%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Colin Moore	Global Chief Investment Officer	Lead Manager	2011
Josh Kapp, CFA	Portfolio Manager	Co-manager	2011
Jonathan Mogil, CFA	Portfolio Manager	Co-manager	2012
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Columbia Global Energy and Natural Resources Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Global Energy and Natural Resources Fund
More Information About the Fund
Investment Objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets to gain exposure to precious metals, such as gold, including companies engaged in the production of precious metals.
Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts or companies that have been formed under the laws of non-U.S. countries, including those of emerging markets. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.
The Fund may invest in derivatives, including options and forward foreign currency contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

In addition, under normal circumstances, the Fund uses forward foreign currency contracts in seeking to enhance returns based on fluctuations in the values of various foreign currencies relative to the U.S. dollar (the Currency Overlay Strategy). The Fund gains economic exposure to foreign currencies through its investment in forward foreign currency contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly.
The Currency Overlay Strategy uses a quantitative, proprietary model that applies various fundamental and technical factors, including based on current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar, subject to other considerations (including other fundamental, technical, and macroeconomic factors) in the Investment Manager’s discretion that may affect these rankings. The Fund typically enters into long forward foreign currency contracts for currencies that rank higher in the model, and it will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar; and conversely, the Fund typically enters into short forward foreign currency contracts for currencies that rank lower in the model, and it will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar.
The Fund may invest in securities that the investment manager believes are undervalued, represent growth opportunities, or both.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.

In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
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Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)

■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or

■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk, the risk that there may be an imperfect correlation between the hedge and the opposite position), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument
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Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. The Fund’s use of these instruments may not achieve their objective. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument).

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.
Energy and Natural Resources Industry Risk. The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources industries will underperform other industries or the market as a whole. To the extent that the Fund invests in issuers conducting business in these or similar industries, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting those industries. The values of natural resources are affected by numerous factors including, among other factors, events occurring in nature and local and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards

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Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates,

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Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)

experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines

As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.

Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special
14	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Prospectus 2014	15

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively

The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.

Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks

The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.

16	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses

The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees ; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Global Energy and Natural Resources Fund
Class A	1.50%
Class B	2.25%
Class C	2.25%
Class I	1.08%
Class K	1.38%
Class R	1.75%

Prospectus 2014	17

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)

Columbia Global Energy and Natural Resources Fund
Class R4	1.25%
Class R5	1.13%
Class Z	1.25%

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.

The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.69% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.

18	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Colin Moore	Global Chief Investment Officer	Lead Manager	2011
Josh Kapp, CFA	Portfolio Manager	Co-manager	2011
Jonathan Mogil, CFA	Portfolio Manager	Co-manager	2012
Mr. Moore joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002. Mr. Moore began his investment career in 1983 and completed the Investment Management Program at the London Business School.
Mr. Kapp joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Kapp began his investment career in 1985 and earned a B.S. from Ohio State University and an M.B.A. from University of Chicago.
Mr. Mogil joined the Investment Manager in 2012. Prior to joining the Investment Manager, Mr. Mogil was a principal and portfolio manager at 360 Global Capital LLC. Mr. Mogil began his investment career in 1996 and earned a Bachelor of Commerce in Finance from McGill University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
Prospectus 2014	19

Columbia Global Energy and Natural Resources Fund
More Information About the Fund (continued)
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
20	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	21

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	23

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
24	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	25

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge

You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.

26	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	27

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
28	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	29

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
30	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	31

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
32	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	33

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
34	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None

Prospectus 2014	35

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.

36	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)

(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.

For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	37

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
38	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	39

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
40	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	41

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.

Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
Prospectus 2014	49

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.

(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia Global Energy and Natural Resources Fund
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Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
Prospectus 2014	51

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.

Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
52	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Prospectus 2014	53

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
54	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	55

Columbia Global Energy and Natural Resources Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia Global Energy and Natural Resources Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.

■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.

■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	57

Columbia Global Energy and Natural Resources Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
58	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	59

Columbia Global Energy and Natural Resources Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,		Year Ended March 31,
Class A	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$20.04	$20.89	$25.57	$20.11	$13.62	$25.49
Income from investment operations:
Net investment income (loss)	0.24	0.06	0.05	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.87	(0.88)	(4.32)	5.49	6.52	(11.46)
Total from investment operations	1.11	(0.82)	(4.27)	5.47	6.50	(11.47)
Less distributions to shareholders:
Net investment income	(0.08)	(0.03)	(0.05)	(0.01)	(0.01)	—
Net realized gains	—	—	(0.36)	—	—	(0.40)
Total distributions to shareholders	(0.08)	(0.03)	(0.41)	(0.01)	(0.01)	(0.40)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$21.07	$20.04	$20.89	$25.57	$20.11	$13.62
Total return	5.54%	(3.90%)	(16.64%)	27.20%	47.76%	(45.88%)
Ratios to average net assets(c)(d)
Total gross expenses	1.32% (e)	1.34% (f)	1.28% (e)	1.26% (e)	1.21% (e)	1.28%
Total net expenses(g)	1.32% (e)(h)	1.34% (f)(h)	1.28% (e)(h)	1.26% (e)(h)	1.21% (e)(h)	1.24% (h)
Net investment income (loss)	1.17%	0.79% (f)	0.21%	(0.08%)	(0.10%)	(0.03%)
Supplemental data
Net assets, end of period (in thousands)	$110,896	$123,271	$145,298	$69,938	$50,812	$16,842
Portfolio turnover	73%	14%	167%	551%	523%	484%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class B	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$19.44	$20.29	$24.96	$24.77
Income from investment operations:
Net investment income (loss)	0.08	(0.00) (c)	(0.11)	(0.03)
Net realized and unrealized gain (loss)	0.83	(0.85)	(4.20)	0.22
Total from investment operations	0.91	(0.85)	(4.31)	0.19
Less distributions to shareholders:
Net investment income	(0.00) (c)	—	—	—
Net realized gains	—	—	(0.36)	—
Total distributions to shareholders	(0.00) (c)	—	(0.36)	—
Proceeds from regulatory settlements	—	—	0.00 (c)	—
Net asset value, end of period	$20.35	$19.44	$20.29	$24.96
Total return	4.70%	(4.19%)	(17.24%)	0.77%
Ratios to average net assets(d)(e)
Total gross expenses	2.06% (f)	2.09% (g)	2.01% (f)	2.20% (f)(g)
Total net expenses(h)	2.06% (f)(i)	2.09% (g)(i)	2.01% (f)(i)	2.20% (f)(g)(i)
Net investment income (loss)	0.40%	(0.00) (c)(g)	(0.54%)	(2.14%) (g)
Supplemental data
Net assets, end of period (in thousands)	$3,013	$3,913	$5,837	$58
Portfolio turnover	73%	14%	167%	551%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class C	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$19.44	$20.30	$24.96	$19.78	$13.47	$25.40
Income from investment operations:
Net investment income (loss)	0.08	0.00 (b)	(0.12)	(0.17)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	0.84	(0.86)	(4.18)	5.35	6.46	(11.40)
Total from investment operations	0.92	(0.86)	(4.30)	5.18	6.31	(11.53)
Less distributions to shareholders:
Net investment income	(0.00) (b)	—	—	—	—	—
Net realized gains	—	—	(0.36)	—	—	(0.40)
Total distributions to shareholders	(0.00) (b)	—	(0.36)	—	—	(0.40)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$20.36	$19.44	$20.30	$24.96	$19.78	$13.47
Total return	4.75%	(4.24%)	(17.20%)	26.19%	46.84%	(46.29%)
Ratios to average net assets(c)(d)
Total gross expenses	2.06% (e)	2.09% (f)	2.02% (e)	2.01% (e)	1.96% (e)	2.03%
Total net expenses(g)	2.06% (e)(h)	2.09% (f)(h)	2.02% (e)(h)	2.01% (e)(h)	1.96% (e)(h)	1.99% (h)
Net investment income (loss)	0.41%	0.04% (f)	(0.55%)	(0.83%)	(0.84%)	(0.73%)
Supplemental data
Net assets, end of period (in thousands)	$15,340	$18,661	$22,785	$25,494	$16,420	$5,843
Portfolio turnover	73%	14%	167%	551%	523%	484%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

62	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class I	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$20.15	$21.02	$25.70	$18.82
Income from investment operations:
Net investment income	0.35	0.10	0.11	0.05
Net realized and unrealized gain (loss)	0.87	(0.89)	(4.30)	6.86
Total from investment operations	1.22	(0.79)	(4.19)	6.91
Less distributions to shareholders:
Net investment income	(0.13)	(0.08)	(0.13)	(0.03)
Net realized gains	—	—	(0.36)	—
Total distributions to shareholders	(0.13)	(0.08)	(0.49)	(0.03)
Proceeds from regulatory settlements	—	—	0.00 (c)	—
Net asset value, end of period	$21.24	$20.15	$21.02	$25.70
Total return	6.06%	(3.72%)	(16.23%)	36.74%
Ratios to average net assets(d)(e)
Total gross expenses	0.83% (f)	0.86% (g)	0.80% (f)	0.85% (f)(g)
Total net expenses(h)	0.83% (f)	0.86% (g)	0.80% (f)(i)	0.85% (f)(g)(i)
Net investment income	1.70%	1.29% (g)	0.49%	0.38% (g)
Supplemental data
Net assets, end of period (in thousands)	$44,595	$28,803	$29,761	$115,953
Portfolio turnover	73%	14%	167%	551%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	63

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class K(a)	2013	2012 (b)	2012	2011 (c)
Per share data
Net asset value, beginning of period	$20.13	$20.99	$25.67	$25.48
Income from investment operations:
Net investment income (loss)	0.28	0.07	0.09	(0.01)
Net realized and unrealized gain (loss)	0.87	(0.88)	(4.33)	0.22
Total from investment operations	1.15	(0.81)	(4.24)	0.21
Less distributions to shareholders:
Net investment income	(0.10)	(0.05)	(0.08)	(0.02)
Net realized gains	—	—	(0.36)	—
Total distributions to shareholders	(0.10)	(0.05)	(0.44)	(0.02)
Proceeds from regulatory settlements	—	—	0.00 (d)	—
Net asset value, end of period	$21.18	$20.13	$20.99	$25.67
Total return	5.71%	(3.85%)	(16.45%)	0.82%
Ratios to average net assets(e)(f)
Total gross expenses	1.13% (g)	1.16% (h)	1.11% (g)	1.26% (g)(h)
Total net expenses(i)	1.13% (g)	1.16% (h)	1.11% (g)(j)	1.26% (g)(h)(j)
Net investment income (loss)	1.35%	0.90% (h)	0.43%	(0.57%) (h)
Supplemental data
Net assets, end of period (in thousands)	$69	$77	$109	$3
Portfolio turnover	73%	14%	167%	551%

Notes to Financial Highlights
(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.
(b)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(c)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.
(d)	Rounds to zero.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f)	Certain line items from prior years have been reclassified to conform to the current presentation.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Annualized.
(i)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

64	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class R	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$20.03	$20.88	$25.56	$18.76
Income from investment operations:
Net investment income (loss)	0.21	0.05	0.02	(0.02)
Net realized and unrealized gain (loss)	0.84	(0.89)	(4.33)	6.82
Total from investment operations	1.05	(0.84)	(4.31)	6.80
Less distributions to shareholders:
Net investment income	(0.05)	(0.01)	(0.01)	—
Net realized gains	—	—	(0.36)	—
Total distributions to shareholders	(0.05)	(0.01)	(0.37)	—
Proceeds from regulatory settlements	—	—	0.00 (c)	—
Net asset value, end of period	$21.03	$20.03	$20.88	$25.56
Total return	5.27%	(4.04%)	(16.80%)	36.25%
Ratios to average net assets(d)(e)
Total gross expenses	1.57% (g)	1.59% (f)	1.55% (g)	1.60% (f)(g)
Total net expenses(h)	1.57% (g)(i)	1.59% (f)(i)	1.55% (g)(i)	1.60% (f)(g)(i)
Net investment income (loss)	1.01%	0.61% (f)	0.11%	(0.13%) (f)
Supplemental data
Net assets, end of period (in thousands)	$1,664	$1,226	$880	$55
Portfolio turnover	73%	14%	167%	551%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	65

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$20.25
Income from investment operations:
Net investment income	0.35
Net realized and unrealized gain	0.96
Total from investment operations	1.31
Less distributions to shareholders:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$21.51
Total return	6.50%
Ratios to average net assets(b)
Total gross expenses	1.06% (c)
Total net expenses(d)	1.06% (c)(e)
Net investment income	2.05% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,575
Portfolio turnover	73%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

66	Prospectus 2014

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$20.25
Income from investment operations:
Net investment income	0.34
Net realized and unrealized gain	1.00
Total from investment operations	1.34
Less distributions to shareholders:
Net investment income	(0.06)
Total distributions to shareholders	(0.06)
Net asset value, end of period	$21.53
Total return	6.63%
Ratios to average net assets(b)
Total gross expenses	0.88% (c)
Total net expenses(d)	0.88% (c)
Net investment income	2.02% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,058
Portfolio turnover	73%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Prospectus 2014	67

Columbia Global Energy and Natural Resources Fund
Financial Highlights (continued)

	Year Ended August 31,		Year Ended March 31,
Class Z	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$20.13	$21.00	$25.67	$20.17	$13.66	$25.49
Income from investment operations:
Net investment income	0.28	0.08	0.09	0.03	0.04	0.02
Net realized and unrealized gain (loss)	0.88	(0.89)	(4.31)	5.51	6.52	(11.45)
Total from investment operations	1.16	(0.81)	(4.22)	5.54	6.56	(11.43)
Less distributions to shareholders:
Net investment income	(0.10)	(0.06)	(0.09)	(0.04)	(0.05)	—
Net realized gains	—	—	(0.36)	—	—	(0.40)
Total distributions to shareholders	(0.10)	(0.06)	(0.45)	(0.04)	(0.05)	(0.40)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$21.19	$20.13	$21.00	$25.67	$20.17	$13.66
Total return	5.80%	(3.84%)	(16.37%)	27.47%	48.12%	(45.72%)
Ratios to average net assets(c)(d)
Total gross expenses	1.07% (e)	1.09% (f)	1.01% (e)	1.01% (e)	0.96% (e)	1.03%
Total net expenses(g)	1.07% (e)(h)	1.09% (f)(h)	1.01% (e)(h)	1.01% (e)(h)	0.96% (e)(h)	0.99% (h)
Net investment income	1.35%	1.03% (f)	0.42%	0.17%	0.21%	0.11%
Supplemental data
Net assets, end of period (in thousands)	$186,303	$310,620	$390,028	$704,685	$622,471	$338,292
Portfolio turnover	73%	14%	167%	551%	523%	484%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

68	Prospectus 2014

Notes

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611

PRO144_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Greater China Fund

Class	Ticker Symbol
Class A Shares	NGCAX
Class B Shares	NGCBX
Class C Shares	NGCCX
Class I Shares	CCINX
Class R4 Shares	CGCHX
Class R5 Shares	CGCRX
Class W Shares	CGCWX
Class Z Shares	LNGZX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Greater China Fund
2	Prospectus 2014

Columbia Greater China Fund
Summary of the Fund
Investment Objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, R4, R5, W and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class R4	Class R5	Class W	Class Z
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%	0.25%	0.00%
Other expenses(d)	0.42%	0.42%	0.42%	0.22%	0.42%	0.27%	0.42%	0.42%
Total annual Fund operating expenses	1.54%	2.29%	2.29%	1.09%	1.29%	1.14%	1.54%	1.29%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R5, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 are based on estimated amounts for the Fund’s current fiscal year.
Prospectus 2014	3

Columbia Greater China Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$723	$1,033	$1,366	$2,304
Class B (assuming redemption of all shares at the end of the period)	$732	$1,015	$1,425	$2,438
Class B (assuming no redemption of shares)	$232	$ 715	$1,225	$2,438
Class C (assuming redemption of all shares at the end of the period)	$332	$ 715	$1,225	$2,626
Class C (assuming no redemption of shares)	$232	$ 715	$1,225	$2,626
Class I (whether or not shares are redeemed)	$111	$ 347	$ 601	$1,329
Class R4 (whether or not shares are redeemed)	$131	$ 409	$ 708	$1,556
Class R5 (whether or not shares are redeemed)	$116	$ 362	$ 628	$1,386
Class W (whether or not shares are redeemed)	$157	$ 486	$ 839	$1,834
Class Z (whether or not shares are redeemed)	$131	$ 409	$ 708	$1,556
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Fund’s investments include securities of emerging market issuers. The investment manager determines if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors.
The Fund may invest in companies that have market capitalizations of any size believed to be undervalued or have the potential for long-term growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
4	Prospectus 2014

Columbia Greater China Fund
Summary of the Fund (continued)
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Greater China Regional Risk. The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already
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Columbia Greater China Fund
Summary of the Fund (continued)
undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R4 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	36.52%
	Worst	3rd Quarter 2011	-28.02%
*	Year to Date return as of September 30, 2013: 4.82%
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Columbia Greater China Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	05/16/1997
returns before taxes		14.17%	-4.56%	15.23%
returns after taxes on distributions		14.19%	-4.80%	14.99%
returns after taxes on distributions and sale of Fund shares		9.65%	-3.77%	13.83%
Class B returns before taxes	05/16/1997	15.20%	-4.49%	15.05%
Class C returns before taxes	05/16/1997	19.23%	-4.14%	15.04%
Class I returns before taxes	08/02/2011	21.68%	-3.29%	15.98%
Class R5 returns before taxes	11/08/2012	21.19%	-3.41%	15.91%
Class W returns before taxes	06/18/2012	21.19%	-3.41%	15.91%
Class Z returns before taxes	05/16/1997	21.47%	-3.17%	16.52%
MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)		22.75%	-3.51%	19.26%
Hang Seng Index (reflects no deductions for fees, expenses or taxes)		23.15%	-3.90%	9.35%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Portfolio Manager	Manager	2005
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
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Columbia Greater China Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Class I & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Greater China Fund
More Information About the Fund
Investment Objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies whose principal activities are located in the Greater China region. The Greater China region includes Hong Kong, The People’s Republic of China, Taiwan and certain other countries. The Fund’s investments include securities of emerging market issuers. The investment manager determines if a company’s principal activities are located in the Greater China region by considering the company’s country of organization, its primary stock exchange listing, the source of its revenues, the location of its assets and other factors.
The Fund may invest in companies that have market capitalizations of any size believed to be undervalued or have the potential for long-term growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
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Columbia Greater China Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Greater China Regional Risk. The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Columbia Greater China Fund
More Information About the Fund (continued)
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of
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Columbia Greater China Fund
More Information About the Fund (continued)
these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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More Information About the Fund (continued)
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Greater China Fund
Class A	1.75%
Class B	2.50%
Class C	2.50%
Class I	1.35%
Class R4	1.50%
Class R5	1.40%
Class W	1.75%
Class Z	1.50%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
Prospectus 2014	15

Columbia Greater China Fund
More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.87% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Manager
Information about the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Portfolio Manager	Manager	2005
Ms. Huang joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2003. Ms. Huang began her investment career in 1995 and earned a B.A. from Shenzhen University and M.B.A. from Willamette University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
16	Prospectus 2014

Columbia Greater China Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Prospectus 2014	17

Columbia Greater China Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
18	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	19

Columbia Greater China Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia Greater China Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
22	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	23

Columbia Greater China Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
24	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	25

Columbia Greater China Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
26	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	27

Columbia Greater China Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
28	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	29

Columbia Greater China Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
30	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	31

Columbia Greater China Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
32	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	33

Columbia Greater China Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
34	Prospectus 2014

Columbia Greater China Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	35

Columbia Greater China Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
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Columbia Greater China Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	37

Columbia Greater China Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
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Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	39

Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
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Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	41

Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
42	Prospectus 2014

Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Prospectus 2014	43

Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
52	Prospectus 2014

Columbia Greater China Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Greater China Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
54	Prospectus 2014

Columbia Greater China Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	55

Columbia Greater China Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
56	Prospectus 2014

Columbia Greater China Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	57

Columbia Greater China Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$42.08	$51.02	$51.35	$44.30	$46.54
Income from investment operations:
Net investment income	0.44	0.50	0.15	0.17	0.34
Net realized and unrealized gain (loss)	6.81	(6.83)	1.05	7.06	(2.08)
Total from investment operations	7.25	(6.33)	1.20	7.23	(1.74)
Less distributions to shareholders:
Net investment income	(0.53)	(0.05)	(0.17)	(0.22)	—
Net realized gains	—	(2.56)	(1.36)	—	(0.54)
Total distributions to shareholders	(0.53)	(2.61)	(1.53)	(0.22)	(0.54)
Proceeds from regulatory settlements	—	—	—	0.03	0.02
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	0.01	0.02
Net asset value, end of period	$48.80	$42.08	$51.02	$51.35	$44.30
Total return	17.24%	(12.20%)	2.03%	16.42%	(3.30%)
Ratios to average net assets(a)(b)
Total gross expenses	1.54%	1.53%	1.58% (c)	1.62% (c)	1.69% (c)
Total net expenses(d)	1.54% (e)	1.53% (e)	1.58% (c)(e)	1.62% (c)(e)	1.69% (c)(e)
Net investment income	0.94%	1.11%	0.26%	0.33%	0.96%
Supplemental data
Net assets, end of period (in thousands)	$78,119	$76,683	$101,344	$116,870	$122,314
Portfolio turnover	39%	38%	36%	23%	39%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

58	Prospectus 2014

Columbia Greater China Fund
Financial Highlights (continued)
	Year Ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$39.90	$48.83	$49.42	$42.77	$45.29
Income from investment operations:
Net investment income (loss)	0.04	0.10	(0.28)	(0.20)	0.07
Net realized and unrealized gain (loss)	6.49	(6.47)	1.05	6.81	(2.09)
Total from investment operations	6.53	(6.37)	0.77	6.61	(2.02)
Less distributions to shareholders:
Net investment income	(0.19)	—	—	—	—
Net realized gains	—	(2.56)	(1.36)	—	(0.54)
Total distributions to shareholders	(0.19)	(2.56)	(1.36)	—	(0.54)
Proceeds from regulatory settlements	—	—	—	0.03	0.02
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	0.01	0.02
Net asset value, end of period	$46.24	$39.90	$48.83	$49.42	$42.77
Total return	16.36%	(12.86%)	1.27%	15.55%	(4.02%)
Ratios to average net assets(a)(b)
Total gross expenses	2.29%	2.28%	2.33% (c)	2.37% (c)	2.44% (c)
Total net expenses(d)	2.29% (e)	2.28% (e)	2.33% (c)(e)	2.37% (c)(e)	2.44% (c)(e)
Net investment income (loss)	0.09%	0.22%	(0.50%)	(0.42%)	0.21%
Supplemental data
Net assets, end of period (in thousands)	$4,265	$5,769	$13,364	$16,718	$17,813
Portfolio turnover	39%	38%	36%	23%	39%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Greater China Fund
Financial Highlights (continued)
	Year Ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$40.51	$49.52	$50.10	$43.36	$45.89
Income from investment operations:
Net investment income (loss)	0.07	0.14	(0.28)	(0.21)	0.09
Net realized and unrealized gain (loss)	6.55	(6.59)	1.06	6.91	(2.12)
Total from investment operations	6.62	(6.45)	0.78	6.70	(2.03)
Less distributions to shareholders:
Net investment income	(0.19)	—	—	—	—
Net realized gains	—	(2.56)	(1.36)	—	(0.54)
Total distributions to shareholders	(0.19)	(2.56)	(1.36)	—	(0.54)
Proceeds from regulatory settlements	—	—	—	0.03	0.02
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	0.01	0.02
Net asset value, end of period	$46.94	$40.51	$49.52	$50.10	$43.36
Total return	16.33%	(12.84%)	1.28%	15.54%	(3.99%)
Ratios to average net assets(a)(b)
Total gross expenses	2.29%	2.28%	2.33% (c)	2.37% (c)	2.44% (c)
Total net expenses(d)	2.29% (e)	2.28% (e)	2.33% (c)(e)	2.37% (c)(e)	2.44% (c)(e)
Net investment income (loss)	0.15%	0.33%	(0.50%)	(0.43%)	0.24%
Supplemental data
Net assets, end of period (in thousands)	$17,056	$20,401	$30,461	$36,371	$36,395
Portfolio turnover	39%	38%	36%	23%	39%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Greater China Fund
Financial Highlights (continued)
	Year Ended August 31,
Class I	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$44.20	$53.36	$57.86
Income from investment operations:
Net investment income	0.70	0.73	0.09
Net realized and unrealized gain (loss)	7.13	(7.14)	(4.59)
Total from investment operations	7.83	(6.41)	(4.50)
Less distributions to shareholders:
Net investment income	(0.73)	(0.19)	—
Net realized gains	—	(2.56)	—
Total distributions to shareholders	(0.73)	(2.75)	—
Net asset value, end of period	$51.30	$44.20	$53.36
Total return	17.75%	(11.78%)	(7.78%)
Ratios to average net assets(b)(c)
Total gross expenses	1.09%	1.08%	3.00% (d)(e)
Total net expenses(f)	1.09%	1.08% (g)	1.56% (d)(e)(g)
Net investment income	1.41%	1.57%	2.28% (d)
Supplemental data
Net assets, end of period (in thousands)	$52,946	$69,532	$18,532
Portfolio turnover	39%	38%	36%

Notes to Financial Highlights
(a)	For the period from August 2, 2011 (commencement of operations) to August 31, 2011.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia Greater China Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$49.17
Income from investment operations:
Net investment income	0.88
Net realized and unrealized gain	1.66
Total from investment operations	2.54
Net asset value, end of period	$51.71
Total return	5.17%
Ratios to average net assets(b)
Total gross expenses	1.32% (c)
Total net expenses(d)	1.32% (c)(e)
Net investment income	4.00% (c)
Supplemental data
Net assets, end of period (in thousands)	$12
Portfolio turnover	39%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia Greater China Fund
Financial Highlights (continued)
Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$48.84
Income from investment operations:
Net investment income	0.63
Net realized and unrealized gain	2.97
Total from investment operations	3.60
Less distributions to shareholders:
Net investment income	(0.68)
Total distributions to shareholders	(0.68)
Net asset value, end of period	$51.76
Total return	7.40%
Ratios to average net assets(b)
Total gross expenses	1.16% (c)
Total net expenses(d)	1.16% (c)
Net investment income	1.53% (c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	39%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
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Columbia Greater China Fund
Financial Highlights (continued)
	Year Ended August 31,
Class W	2013	2012 (a)
Per share data
Net asset value, beginning of period	$42.10	$43.58
Income from investment operations:
Net investment income (loss)	0.51	(0.05)
Net realized and unrealized gain (loss)	6.77	(1.43)
Total from investment operations	7.28	(1.48)
Less distributions to shareholders:
Net investment income	(0.56)	—
Total distributions to shareholders	(0.56)	—
Net asset value, end of period	$48.82	$42.10
Total return	17.30%	(3.40%)
Ratios to average net assets(b)(c)
Total gross expenses	1.49%	1.47% (d)
Total net expenses(e)	1.49% (f)	1.47% (d)
Net investment income (loss)	1.07%	(0.55%) (d)
Supplemental data
Net assets, end of period (in thousands)	$3	$2
Portfolio turnover	39%	38%

Notes to Financial Highlights
(a)	For the period from June 18, 2012 (commencement of operations) to August 31, 2012.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

64	Prospectus 2014

Columbia Greater China Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$44.08	$53.35	$53.60	$46.20	$48.38
Income from investment operations:
Net investment income	0.59	0.63	0.53	0.30	0.44
Net realized and unrealized gain (loss)	7.13	(7.14)	0.87	7.37	(2.12)
Total from investment operations	7.72	(6.51)	1.40	7.67	(1.68)
Less distributions to shareholders:
Net investment income	(0.64)	(0.20)	(0.29)	(0.31)	—
Net realized gains	—	(2.56)	(1.36)	—	(0.54)
Total distributions to shareholders	(0.64)	(2.76)	(1.65)	(0.31)	(0.54)
Proceeds from regulatory settlements	—	—	—	0.03	0.02
Redemption fees:
Redemption fees added to paid-in capital	—	—	—	0.01	0.02
Net asset value, end of period	$51.16	$44.08	$53.35	$53.60	$46.20
Total return	17.54%	(11.98%)	2.31%	16.71%	(3.05%)
Ratios to average net assets(a)(b)
Total gross expenses	1.29%	1.28%	1.31% (c)	1.37% (c)	1.44% (c)
Total net expenses(d)	1.29% (e)	1.28% (e)	1.31% (c)(e)	1.37% (c)(e)	1.44% (c)(e)
Net investment income	1.18%	1.34%	0.88%	0.58%	1.17%
Supplemental data
Net assets, end of period (in thousands)	$28,948	$29,165	$50,261	$55,021	$47,266
Portfolio turnover	39%	38%	36%	23%	39%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	65

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO158_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Mid Cap Growth Fund

Class	Ticker Symbol
Class A Shares	CBSAX
Class B Shares	CBSBX
Class C Shares	CMCCX
Class I Shares	CMTIX
Class K Shares	CMCKX
Class R Shares	CMGRX
Class R4 Shares	CPGRX
Class R5 Shares	CMGVX
Class T Shares	CBSTX
Class W Shares	CMRWX
Class Y Shares	CMGYX
Class Z Shares	CLSPX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Mid Cap Growth Fund
2	Prospectus 2014

Columbia Mid Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Mid Cap Growth Fund (the Fund) seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Classes A and T	Class B	Class C	Classes I, K, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%
Other expenses(d)	0.28%	0.28%	0.28%	0.09%	0.39%	0.28%
Total annual Fund operating expenses	1.21%	1.96%	1.96%	0.77%	1.07%	1.46%
	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(d)	0.28%	0.14%	0.58%	0.28%	0.09%	0.28%
Total annual Fund operating expenses	0.96%	0.82%	1.26%	1.21%	0.77%	0.96%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class K are based on estimated amounts for the Fund’s current fiscal year.
Prospectus 2014	3

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$937	$1,202	$1,957
Class B (assuming redemption of all shares at the end of the period)	$699	$915	$1,257	$2,091
Class B (assuming no redemption of shares)	$199	$615	$1,057	$2,091
Class C (assuming redemption of all shares at the end of the period)	$299	$615	$1,057	$2,285
Class C (assuming no redemption of shares)	$199	$615	$1,057	$2,285
Class I (whether or not shares are redeemed)	$ 79	$246	$ 428	$ 954
Class K (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Class R (whether or not shares are redeemed)	$149	$462	$ 797	$1,746
Class R4 (whether or not shares are redeemed)	$ 98	$306	$ 531	$1,178
Class R5 (whether or not shares are redeemed)	$ 84	$262	$ 455	$1,014
Class T (whether or not shares are redeemed)	$696	$952	$1,227	$2,010
Class W (whether or not shares are redeemed)	$123	$384	$ 665	$1,466
Class Y (whether or not shares are redeemed)	$ 79	$246	$ 428	$ 954
Class Z (whether or not shares are redeemed)	$ 98	$306	$ 531	$1,178
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell Midcap Index (the Index) at the time of purchase (between $896 million and $28.3 billion as of November 30, 2013).
The market capitalization range and composition of the companies in the Index is subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
4	Prospectus 2014

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Prospectus 2014	5

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
Mid-Cap Company Securities Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies, and securities of mid-cap companies may be less liquid than the securities of larger companies.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
6	Prospectus 2014

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class K shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
Prospectus 2014	7

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	19.11%
	Worst	4th Quarter 2008	-27.29%
*	Year to Date return as of September 30, 2013: 22.40%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		4.40%	0.67%	8.34%
returns after taxes on distributions		3.94%	0.37%	7.78%
returns after taxes on distributions and sale of Fund shares		3.46%	0.51%	7.25%
Class B returns before taxes	11/01/2002	4.88%	0.73%	8.16%
Class C returns before taxes	10/13/2003	8.90%	1.10%	8.21%
Class I returns before taxes	09/27/2010	11.29%	2.21%	9.34%
Class R returns before taxes	01/23/2006	10.47%	1.61%	8.75%
Class R4 returns before taxes	11/08/2012	11.07%	2.13%	9.29%
Class R5 returns before taxes	03/07/2011	11.22%	2.18%	9.32%
Class T returns before taxes	11/01/2002	4.33%	0.61%	8.30%
Class W returns before taxes	09/27/2010	10.80%	1.89%	9.03%
Class Y returns before taxes	07/15/2009	11.19%	2.19%	9.32%
Class Z returns before taxes	11/20/1985	11.03%	2.13%	9.29%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)		15.81%	3.23%	10.32%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)		17.28%	3.57%	10.65%

8	Prospectus 2014

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Lead Manager	2006
Brian Neigut	Portfolio Manager	Co-manager	2007
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B*, C & T*	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Prospectus 2014	9

Columbia Mid Cap Growth Fund
Summary of the Fund (continued)
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
10	Prospectus 2014

Columbia Mid Cap Growth Fund
More Information About the Fund
Investment Objective
Columbia Mid Cap Growth Fund (the Fund) seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell Midcap Index (the Index) at the time of purchase (between $896 million and $28.3 billion as of November 30, 2013).
The market capitalization range and composition of the companies in the Index is subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Prospectus 2014	11

Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
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Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Mid-Cap Company Securities Risk. Securities of mid-capitalization companies (mid-cap companies) can, in certain circumstances, have more risk than securities of larger capitalization companies (larger companies). For example, mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be difficult and result in Fund investment losses. In addition, some mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
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Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more
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Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio
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Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Columbia Mid Cap Growth Fund
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Mid Cap Growth Fund
Class A	1.33%
Class B	2.08%
Class C	2.08%
Class I	0.94%
Class K	1.24%
Class R	1.58%
Class R4	1.08%
Class R5	0.99%
Class T	1.38%
Class W	1.33%
Class Y	0.94%
Class Z	1.08%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
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Columbia Mid Cap Growth Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.68% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Lead Manager	2006
Brian Neigut	Portfolio Manager	Co-manager	2007
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Myers joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
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More Information About the Fund (continued)
Mr. King joined the Investment Manager in 2011. Prior to 2011, Mr. King was a Senior Equity Analyst for Thrivent Financial. Mr. King began his investment career in 1995 and earned a B.S. in Economics from the University of Wisconsin and a M.B.A. in Finance from University of Minnesota.
Mr. Chamberlain joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since he began his career in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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More Information About the Fund (continued)
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Mid Cap Growth Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	21

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	23

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
24	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
Prospectus 2014	25

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
26	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	27

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
28	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	29

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
30	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	31

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
32	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	33

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
34	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	35

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
36	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	37

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
38	Prospectus 2014

Columbia Mid Cap Growth Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	39

Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
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Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Columbia Mid Cap Growth Fund
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Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
Prospectus 2014	49

Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Columbia Mid Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	55

Columbia Mid Cap Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia Mid Cap Growth Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
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Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
58	Prospectus 2014

Columbia Mid Cap Growth Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	59

Columbia Mid Cap Growth Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$26.41	$25.75	$20.22	$17.58	$23.47
Income from investment operations:
Net investment loss	(0.11)	(0.06)	(0.17)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	4.36	1.55	5.70	2.74	(5.37)
Total from investment operations	4.25	1.49	5.53	2.64	(5.40)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	—	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$29.89	$26.41	$25.75	$20.22	$17.58
Total return	16.60%	5.97%	27.35%	15.02%	(22.38%)
Ratios to average net assets(b)(c)
Total gross expenses	1.20%	1.22%	1.19% (d)	1.23% (d)	1.26%
Total net expenses(e)	1.20% (f)	1.22% (f)	1.19% (d)(f)	1.23% (d)(f)	1.26% (f)
Net investment loss	(0.40%)	(0.22%)	(0.63%)	(0.49%)	(0.20%)
Supplemental data
Net assets, end of period (in thousands)	$986,482	$330,302	$304,214	$65,123	$53,881
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$24.29	$23.92	$18.93	$16.59	$22.35
Income from investment operations:
Net investment income (loss)	(0.31)	(0.23)	(0.34)	(0.23)	(0.14)
Net realized and unrealized gain (loss)	3.99	1.43	5.33	2.57	(5.13)
Total from investment operations	3.68	1.20	4.99	2.34	(5.27)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	—	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$27.20	$24.29	$23.92	$18.93	$16.59
Total return	15.68%	5.19%	26.36%	14.10%	(22.93%)
Ratios to average net assets(b)(c)
Total gross expenses	1.95%	1.99%	1.95% (d)	1.98% (d)	2.01%
Total net expenses(e)	1.95% (f)	1.99% (f)	1.95% (d)(f)	1.98% (d)(f)	2.01% (f)
Net investment loss	(1.20%)	(0.99%)	(1.39%)	(1.24%)	(0.95%)
Supplemental data
Net assets, end of period (in thousands)	$17,994	$5,140	$7,604	$5,582	$8,322
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$24.37	$23.99	$18.98	$16.63	$22.41
Income from investment operations:
Net investment loss	(0.26)	(0.23)	(0.35)	(0.24)	(0.14)
Net realized and unrealized gain (loss)	3.96	1.44	5.36	2.59	(5.15)
Total from investment operations	3.70	1.21	5.01	2.35	(5.29)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	—	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$27.30	$24.37	$23.99	$18.98	$16.63
Total return	15.71%	5.22%	26.40%	14.13%	(22.96%)
Ratios to average net assets(b)(c)
Total gross expenses	1.96%	1.98%	1.94% (d)	1.98% (d)	2.01%
Total net expenses(e)	1.96% (f)	1.98% (f)	1.94% (d)(f)	1.98% (d)(f)	2.01% (f)
Net investment loss	(1.04%)	(0.98%)	(1.39%)	(1.24%)	(0.95%)
Supplemental data
Net assets, end of period (in thousands)	$52,284	$45,236	$54,224	$9,858	$9,106
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
62	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class I	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$27.33	$26.49	$23.23
Income from investment operations:
Net investment income (loss)	0.05	0.06	(0.06)
Net realized and unrealized gain	4.48	1.61	3.32
Total from investment operations	4.53	1.67	3.26
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—
Total distributions to shareholders	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—	0.00 (b)	0.00 (b)
Net asset value, end of period	$31.09	$27.33	$26.49
Total return	17.08%	6.49%	14.03%
Ratios to average net assets(c)(d)
Total gross expenses	0.77%	0.78%	0.80% (e)(f)
Total net expenses(g)	0.77%	0.78%	0.80% (e)(f)(h)
Net investment income (loss)	0.17%	0.23%	(0.22%) (e)
Supplemental data
Net assets, end of period (in thousands)	$240,974	$268,601	$180,383
Portfolio turnover	109%	141%	138%

Notes to Financial Highlights
(a)	For the period from September 7, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	63

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
Class K	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$28.08
Income from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain	2.87
Total from investment operations	2.81
Net asset value, end of period	$30.89
Total return	10.01%
Ratios to average net assets(b)
Total gross expenses	1.05% (c)
Total net expenses(d)	1.05% (c)
Net investment loss	(0.42%) (c)
Supplemental data
Net assets, end of period (in thousands)	$396
Portfolio turnover	109%

Notes to Financial Highlights
(a)	For the period from February 28, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
64	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class R	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$25.96	$25.38	$19.98	$17.42	$23.32
Income from investment operations:
Net investment loss	(0.14)	(0.12)	(0.23)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	4.23	1.53	5.63	2.71	(5.34)
Total from investment operations	4.09	1.41	5.40	2.56	(5.41)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	—	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$29.28	$25.96	$25.38	$19.98	$17.42
Total return	16.27%	5.73%	27.03%	14.70%	(22.57%)
Ratios to average net assets(b)(c)
Total gross expenses	1.46%	1.48%	1.44% (d)	1.48% (d)	1.51%
Total net expenses(e)	1.46% (f)	1.48% (f)	1.44% (d)(f)	1.48% (d)(f)	1.51% (f)
Net investment loss	(0.53%)	(0.48%)	(0.88%)	(0.73%)	(0.45%)
Supplemental data
Net assets, end of period (in thousands)	$27,574	$25,613	$26,196	$5,112	$3,876
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	65

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$26.58
Income from investment operations:
Net investment loss	(0.09)
Net realized and unrealized gain	5.70
Total from investment operations	5.61
Less distributions to shareholders:
Net realized gains	(0.77)
Total distributions to shareholders	(0.77)
Net asset value, end of period	$31.42
Total return	21.61%
Ratios to average net assets(b)
Total gross expenses	0.96% (c)
Total net expenses(d)	0.96% (c)(e)
Net investment loss	(0.41%)
Supplemental data
Net assets, end of period (in thousands)	$30
Portfolio turnover	109%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
66	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class R5	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$27.31	$26.47	$28.05
Income from investment operations:
Net investment income (loss)	(0.04)	0.06	(0.03)
Net realized and unrealized gain (loss)	4.53	1.61	(1.55) (b)
Total from investment operations	4.49	1.67	(1.58)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—
Total distributions to shareholders	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—	0.00 (c)	—
Net asset value, end of period	$31.03	$27.31	$26.47
Total return	16.94%	6.50%	(5.63%)
Ratios to average net assets(d)(e)
Total gross expenses	0.81%	0.78%	0.78% (f)(g)
Total net expenses(h)	0.81%	0.78%	0.78% (f)(g)(i)
Net investment income (loss)	(0.14%)	0.22%	(0.24%) (f)
Supplemental data
Net assets, end of period (in thousands)	$3,847	$2,336	$2,198
Portfolio turnover	109%	141%	138%

Notes to Financial Highlights
(a)	For the period from March 7, 2011 (commencement of operations) to August 31, 2011.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	67

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class T	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$26.37	$25.72	$20.21	$17.58	$23.48
Income from investment operations:
Net investment loss	(0.09)	(0.07)	(0.18)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	4.31	1.55	5.69	2.74	(5.37)
Total from investment operations	4.22	1.48	5.51	2.63	(5.41)
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	—	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$29.82	$26.37	$25.72	$20.21	$17.58
Total return	16.51%	5.94%	27.26%	14.96%	(22.41%)
Ratios to average net assets(b)(c)
Total gross expenses	1.26%	1.28%	1.26% (d)	1.28% (d)	1.31%
Total net expenses(e)	1.26% (f)	1.28% (f)	1.26% (d)(f)	1.28% (d)(f)	1.31% (f)
Net investment income	(0.32%)	(0.28%)	(0.69%)	(0.54%)	(0.25%)
Supplemental data
Net assets, end of period (in thousands)	$22,027	$20,965	$22,127	$19,582	$18,847
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
68	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class W	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$26.43	$25.76	$22.67
Income from investment operations:
Net investment loss	(0.08)	(0.05)	(0.16)
Net realized and unrealized gain	4.33	1.55	3.25
Total from investment operations	4.25	1.50	3.09
Less distributions to shareholders:
Net realized gains	(0.77)	(0.83)	—
Total distributions to shareholders	(0.77)	(0.83)	—
Proceeds from regulatory settlements	—	0.00 (b)	0.00 (b)
Net asset value, end of period	$29.91	$26.43	$25.76
Total return	16.59%	6.01%	13.63%
Ratios to average net assets(c)(d)
Total gross expenses	1.21%	1.22%	1.19% (e)(f)
Total net expenses(g)	1.21% (h)	1.22% (h)	1.19% (e)(f)(h)
Net investment loss	(0.28%)	(0.21%)	(0.63%) (e)
Supplemental data
Net assets, end of period (in thousands)	$104,752	$66,704	$45,119
Portfolio turnover	109%	141%	138%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	69

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Y	2013	2012	2011	2010	2009 (a)
Per share data
Net asset value, beginning of period	$27.26	$26.46	$20.72	$17.98	$16.18
Income from investment operations:
Net investment income	0.07	0.03	(0.04)	(0.03)	0.01
Net realized and unrealized gain	4.45	1.60	5.78	2.80	1.79
Total from investment operations	4.52	1.63	5.74	2.77	1.80
Less distributions to shareholders:
Net investment income	—	—	—	(0.03)	—
Net realized gains	(0.77)	(0.83)	—	—	—
Total distributions to shareholders	(0.77)	(0.83)	—	(0.03)	—
Proceeds from regulatory settlements	—	0.00 (b)	0.00 (b)	—	—
Net asset value, end of period	$31.01	$27.26	$26.46	$20.72	$17.98
Total return	17.09%	6.35%	27.70%	15.43%	11.12%
Ratios to average net assets(c)(d)
Total gross expenses	0.83%	0.88%	0.86% (f)	0.84% (f)	0.86% (e)
Total net expenses(g)	0.83%	0.88%	0.86% (f)(h)	0.84% (f)(h)	0.86% (e)(h)
Net investment income	0.26%	0.10%	(0.15%)	(0.13%)	0.31% (e)
Supplemental data
Net assets, end of period (in thousands)	$229	$16	$32	$1,013	$3,067
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	For the period from July 15, 2009 (commencement of operations) to August 31, 2009.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
70	Prospectus 2014

Columbia Mid Cap Growth Fund
Financial Highlights (continued)
	Year Ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$27.23	$26.45	$20.72	$17.98	$23.92
Income from investment operations:
Net investment income (loss)	(0.00) (a)	0.01	(0.10)	(0.05)	0.01
Net realized and unrealized gain (loss)	4.45	1.60	5.83	2.80	(5.46)
Total from investment operations	4.45	1.61	5.73	2.75	(5.45)
Less distributions to shareholders:
Net investment income	—	—	—	(0.01)	—
Net realized gains	(0.77)	(0.83)	—	—	(0.49)
Total distributions to shareholders	(0.77)	(0.83)	—	(0.01)	(0.49)
Proceeds from regulatory settlements	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$30.91	$27.23	$26.45	$20.72	$17.98
Total return	16.84%	6.27%	27.65%	15.29%	(22.16%)
Ratios to average net assets(b)(c)
Total gross expenses	0.96%	0.97%	0.95% (d)	0.98% (d)	1.01%
Total net expenses(e)	0.96% (f)	0.97% (f)	0.95% (d)(f)	0.98% (d)(f)	1.01% (f)
Net investment income (loss)	(0.01%)	0.03%	(0.39%)	(0.24%)	0.05%
Supplemental data
Net assets, end of period (in thousands)	$1,196,953	$1,274,026	$1,198,927	$986,590	$954,718
Portfolio turnover	109%	141%	138%	137%	160%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	71

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO194_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Small Cap Core Fund

Class	Ticker Symbol
Class A Shares	LSMAX
Class B Shares	LSMBX
Class C Shares	LSMCX
Class I Shares	CPOIX
Class R4 Shares	CFFRX
Class R5 Shares	CLLRX
Class T Shares	SSCEX
Class W Shares	CSCWX
Class Y Shares	CPFRX
Class Z Shares	SMCEX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Small Cap Core Fund
2	Prospectus 2014

Columbia Small Cap Core Fund
Summary of the Fund
Investment Objective
Columbia Small Cap Core Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Classes A and T	Class B	Class C	Classes I, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(d)	0.36%	0.36%	0.36%	0.13%	0.36%	0.18%	0.66%	0.36%	0.13%	0.36%
Total annual Fund operating expenses	1.37%	2.12%	2.12%	0.89%	1.12%	0.94%	1.42%	1.37%	0.89%	1.12%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$706	$984	$1,282	$2,127
Class B (assuming redemption of all shares at the end of the period)	$715	$964	$1,339	$2,261
Class B (assuming no redemption of shares)	$215	$664	$1,139	$2,261
Prospectus 2014	3

Columbia Small Cap Core Fund
Summary of the Fund (continued)
	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$315	$664	$1,139	$2,452
Class C (assuming no redemption of shares)	$215	$664	$1,139	$2,452
Class I (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Class R4 (whether or not shares are redeemed)	$114	$356	$ 617	$1,363
Class R5 (whether or not shares are redeemed)	$ 96	$300	$ 520	$1,155
Class T (whether or not shares are redeemed)	$711	$999	$1,307	$2,179
Class W (whether or not shares are redeemed)	$139	$434	$ 750	$1,646
Class Y (whether or not shares are redeemed)	$ 91	$284	$ 493	$1,096
Class Z (whether or not shares are redeemed)	$114	$356	$ 617	$1,363
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in stocks of companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index (the Index). The market capitalization range of the companies included within the Index was $38 million to $5.37 billion as of November 30, 2013. The market capitalization range and composition of the companies in the Index is subject to change. The Fund generally invests in common stocks of companies believed to be undervalued. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
4	Prospectus 2014

Columbia Small Cap Core Fund
Summary of the Fund (continued)
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are
Prospectus 2014	5

Columbia Small Cap Core Fund
Summary of the Fund (continued)
shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	25.93%
	Worst	4th Quarter 2008	-27.72%
*	Year to Date return as of September 30, 2013: 25.70%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/1998
returns before taxes		6.53%	3.37%	8.80%
returns after taxes on distributions		5.96%	2.78%	7.70%
returns after taxes on distributions and sale of Fund shares		4.95%	2.72%	7.53%
Class B returns before taxes	11/01/1998	7.19%	3.47%	8.62%
Class C returns before taxes	11/18/2002	11.17%	3.80%	8.63%
Class I returns before taxes	09/27/2010	13.52%	4.93%	9.76%
Class R4 returns before taxes	11/08/2012	13.35%	4.84%	9.71%
Class R5 returns before taxes	11/08/2012	13.32%	4.84%	9.71%
Class T returns before taxes	02/12/1993	6.54%	3.31%	8.73%
Class W returns before taxes	09/27/2010	13.03%	4.60%	9.46%
Class Y returns before taxes	11/08/2012	13.34%	4.84%	9.71%
Class Z returns before taxes	12/14/1992	13.38%	4.85%	9.72%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		16.35%	3.56%	9.72%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)		16.33%	5.14%	10.45%

6	Prospectus 2014

Columbia Small Cap Core Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard D'Auteuil	Portfolio Manager	Lead Manager	2005
Jeffrey Hershey, CFA	Portfolio Manager	Co-manager	2009
Paul Szczygiel, CFA	Portfolio Manager	Co-manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B*, C & T**	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Prospectus 2014	7

Columbia Small Cap Core Fund
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Small Cap Core Fund
More Information About the Fund
Investment Objective
Columbia Small Cap Core Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in stocks of companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 2000 Index (the Index). The market capitalization range of the companies included within the Index was $38 million to $5.37 billion as of November 30, 2013. The market capitalization range and composition of the companies in the Index is subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund generally invests in common stocks of companies believed to be undervalued. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The investment manager combines fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	a company’s current operating margins relative to its historic range and future potential; and
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Prospectus 2014	9

Columbia Small Cap Core Fund
More Information About the Fund (continued)
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or
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More Information About the Fund (continued)
economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and
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More Information About the Fund (continued)
registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase
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as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Small Cap Core Fund
Class A	1.40%
Class B	2.15%
Class C	2.15%
Class I	0.98%
Class R4	1.15%
Class R5	1.03%
Class T	1.45%
Class W	1.40%
Class Y	0.98%
Class Z	1.15%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
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More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.76% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard D'Auteuil	Portfolio Manager	Lead Manager	2005
Jeffrey Hershey, CFA	Portfolio Manager	Co-manager	2009
Paul Szczygiel, CFA	Portfolio Manager	Co-manager	2011
Mr. D’Auteuil joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. D'Auteuil began his investment career in 1986 and earned a B.A. from Bowdoin College and an M.B.A. from Carnegie Mellon University.
Mr. Hershey joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2009. Prior to August 2009, Mr. Hershey was a managing director at MLH Capital LLC from February 2007 to January 2009. Mr. Hershey began his investment career in 1998 and earned a B.S. from Miami University of Ohio.
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More Information About the Fund (continued)
Mr. Szczygiel joined the Investment Manager in 2011. Prior to joining the Investment Manager, Mr. Szczygiel was a Managing Director at Babson Capital from 1994 to 2009. Mr. Szczygiel began his investment career in 1984 and earned a B.A. and an M.B.A. from Clark University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Small Cap Core Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
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Columbia Small Cap Core Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Prospectus 2014	21

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
22	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Prospectus 2014	23

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

24	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	25

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
26	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	27

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

28	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	29

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
30	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	31

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
32	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
Prospectus 2014	33

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
34	Prospectus 2014

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
Prospectus 2014	35

Columbia Small Cap Core Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
Prospectus 2014	37

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
Prospectus 2014	41

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Prospectus 2014	43

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
Prospectus 2014	45

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
Prospectus 2014	47

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
48	Prospectus 2014

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
Prospectus 2014	49

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
50	Prospectus 2014

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
Prospectus 2014	51

Columbia Small Cap Core Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
52	Prospectus 2014

Columbia Small Cap Core Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
Prospectus 2014	53

Columbia Small Cap Core Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
54	Prospectus 2014

Columbia Small Cap Core Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
Prospectus 2014	55

Columbia Small Cap Core Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia Small Cap Core Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,		Year Ended September 30,
Class A	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$15.05	$12.98	$13.33	$11.58	$14.14	$20.01
Income from investment operations:
Net investment income (loss)	(0.01)	(0.04)	(0.07)	(0.05)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	4.08	2.68	(0.28)	1.80	(1.39)	(2.11)
Total from investment operations	4.07	2.64	(0.35)	1.75	(1.41)	(2.20)
Less distributions to shareholders:
Net investment income	(0.06)	—	—	—	—	(0.03)
Net realized gains	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Total distributions to shareholders	(0.55)	(0.57)	—	—	(1.15)	(3.67)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$18.57	$15.05	$12.98	$13.33	$11.58	$14.14
Total return	27.93%	20.46%	(2.63%)	15.11%	(7.41%)	(12.86%)
Ratios to average net assets(c)
Total gross expenses	1.37% (d)	1.37% (e)	1.32%	1.30%	1.33%	1.25%
Total net expenses(f)	1.36% (d)(g)	1.36% (e)(g)	1.29% (g)	1.30% (g)	1.33% (g)	1.25% (g)
Net investment income (loss)	(0.07%)	(0.28%) (e)	(0.48%)	(0.38%)	(0.28%)	(0.56%)
Supplemental data
Net assets, end of period (in thousands)	$399,232	$228,303	$162,502	$121,456	$81,474	$115,246
Portfolio turnover	34%	26%	33%	26%	11%	25%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	57

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class B	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$13.19	$11.50	$11.90	$10.42	$12.97	$18.75
Income from investment operations:
Net investment loss	(0.09)	(0.12)	(0.17)	(0.12)	(0.09)	(0.19)
Net realized and unrealized gain (loss)	3.52	2.38	(0.23)	1.60	(1.31)	(1.95)
Total from investment operations	3.43	2.26	(0.40)	1.48	(1.40)	(2.14)
Less distributions to shareholders:
Net realized gains	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Total distributions to shareholders	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$16.13	$13.19	$11.50	$11.90	$10.42	$12.97
Total return	26.90%	19.77%	(3.36%)	14.20%	(8.08%)	(13.53%)
Ratios to average net assets(c)
Total gross expenses	2.11% (d)	2.20% (e)	2.08%	2.05%	2.08%	2.00%
Total net expenses(f)	2.11% (d)(g)	2.11% (e)(g)	2.04% (g)	2.05% (g)	2.08% (g)	2.00% (g)
Net investment loss	(0.61%)	(1.00%) (e)	(1.26%)	(1.11%)	(1.03%)	(1.31%)
Supplemental data
Net assets, end of period (in thousands)	$878	$1,497	$9,244	$15,478	$17,317	$23,085
Portfolio turnover	34%	26%	33%	26%	11%	25%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

58	Prospectus 2014

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class C	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$13.20	$11.52	$11.92	$10.43	$12.99	$18.76
Income from investment operations:
Net investment loss	(0.10)	(0.12)	(0.17)	(0.12)	(0.09)	(0.19)
Net realized and unrealized gain (loss)	3.54	2.37	(0.23)	1.61	(1.32)	(1.94)
Total from investment operations	3.44	2.25	(0.40)	1.49	(1.41)	(2.13)
Less distributions to shareholders:
Net realized gains	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Total distributions to shareholders	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$16.15	$13.20	$11.52	$11.92	$10.43	$12.99
Total return	26.95%	19.65%	(3.36%)	14.29%	(8.15%)	(13.46%)
Ratios to average net assets(c)
Total gross expenses	2.11% (d)	2.12% (e)	2.07%	2.05%	2.08%	2.00%
Total net expenses(f)	2.11% (d)(g)	2.11% (e)(g)	2.04% (g)	2.05% (g)	2.08% (g)	2.00% (g)
Net investment loss	(0.71%)	(1.03%) (e)	(1.23%)	(1.12%)	(1.03%)	(1.29%)
Supplemental data
Net assets, end of period (in thousands)	$29,769	$26,077	$22,535	$19,635	$18,461	$24,756
Portfolio turnover	34%	26%	33%	26%	11%	25%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class I	2013	2012 (a)	2011	2010 (b)
Per share data
Net asset value, beginning of period	$15.61	$13.38	$13.69	$13.37
Income from investment operations:
Net investment income (loss)	0.09	0.03	(0.01)	0.00 (c)
Net realized and unrealized gain (loss)	4.21	2.77	(0.30)	0.32
Total from investment operations	4.30	2.80	(0.31)	0.32
Less distributions to shareholders:
Net investment income	(0.14)	—	—	—
Net realized gains	(0.49)	(0.57)	—	—
Total distributions to shareholders	(0.63)	(0.57)	—	—
Proceeds from regulatory settlements	—	—	0.00 (c)	—
Net asset value, end of period	$19.28	$15.61	$13.38	$13.69
Total return	28.49%	21.06%	(2.26%)	2.39%
Ratios to average net assets(d)
Total gross expenses	0.88% (e)	0.91% (f)	0.88%	0.90% (f)
Total net expenses(g)	0.88% (e)	0.91% (f)	0.88% (h)	0.90% (f)(h)
Net investment income (loss)	0.52%	0.19% (f)	(0.04%)	2.13% (f)
Supplemental data
Net assets, end of period (in thousands)	$59,098	$55,276	$3,765	$3
Portfolio turnover	34%	26%	33%	26%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Small Cap Core Fund
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.57
Income from investment operations:
Net investment loss	(0.05)
Net realized and unrealized gain	4.45
Total from investment operations	4.40
Less distributions to shareholders:
Net investment income	(0.11)
Net realized gains	(0.49)
Total distributions to shareholders	(0.60)
Net asset value, end of period	$19.37
Total return	29.18%
Ratios to average net assets(b)
Total gross expenses	1.12% (c)(d)
Total net expenses(e)	1.12% (c)(d)(f)
Net investment loss	(0.31%) (d)
Supplemental data
Net assets, end of period (in thousands)	$903
Portfolio turnover	34%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Small Cap Core Fund
Financial Highlights (continued)
Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.57
Income from investment operations:
Net investment loss	(0.05)
Net realized and unrealized gain	4.47
Total from investment operations	4.42
Less distributions to shareholders:
Net investment income	(0.12)
Net realized gains	(0.49)
Total distributions to shareholders	(0.61)
Net asset value, end of period	$19.38
Total return	29.36%
Ratios to average net assets(b)
Total gross expenses	0.94% (c)(d)
Total net expenses(e)	0.94% (c)(d)
Net investment loss	(0.32%) (d)
Supplemental data
Net assets, end of period (in thousands)	$16,704
Portfolio turnover	34%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

62	Prospectus 2014

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class T	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$14.77	$12.75	$13.10	$11.39	$13.94	$19.78
Income from investment operations:
Net investment income (loss)	(0.00) (b)	(0.04)	(0.08)	(0.05)	(0.03)	(0.10)
Net realized and unrealized gain (loss)	3.99	2.63	(0.27)	1.76	(1.37)	(2.08)
Total from investment operations	3.99	2.59	(0.35)	1.71	(1.40)	(2.18)
Less distributions to shareholders:
Net investment income	(0.06)	—	—	—	—	(0.02)
Net realized gains	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Total distributions to shareholders	(0.55)	(0.57)	—	—	(1.15)	(3.66)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$18.21	$14.77	$12.75	$13.10	$11.39	$13.94
Total return	27.86%	20.44%	(2.67%)	15.01%	(7.45%)	(12.90%)
Ratios to average net assets(c)
Total gross expenses	1.41% (d)	1.42% (e)	1.38%	1.35%	1.38%	1.30%
Total net expenses(f)	1.41% (d)(g)	1.41% (e)(g)	1.35% (g)	1.35% (g)	1.38% (g)	1.30% (g)
Net investment income	(0.01%)	(0.33%) (e)	(0.56%)	(0.42%)	(0.34%)	(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$76,011	$68,074	$63,595	$73,960	$74,722	$98,299
Portfolio turnover	34%	26%	33%	26%	11%	25%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	63

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class W	2013	2012 (a)	2011	2010 (b)
Per share data
Net asset value, beginning of period	$15.05	$12.98	$13.32	$13.01
Income from investment operations:
Net investment income (loss)	0.01	(0.04)	(0.07)	0.00 (c)
Net realized and unrealized gain (loss)	4.06	2.68	(0.27)	0.31
Total from investment operations	4.07	2.64	(0.34)	0.31
Less distributions to shareholders:
Net investment income	(0.06)	—	—	—
Net realized gains	(0.49)	(0.57)	—	—
Total distributions to shareholders	(0.55)	(0.57)	—	—
Proceeds from regulatory settlements	—	—	0.00 (c)	—
Net asset value, end of period	$18.57	$15.05	$12.98	$13.32
Total return	27.93%	20.46%	(2.55%)	2.38%
Ratios to average net assets(d)
Total gross expenses	1.36% (e)	1.38% (f)	1.32%	1.34% (f)
Total net expenses(g)	1.36% (e)(h)	1.36% (f)(h)	1.29% (h)	1.34% (f)(h)
Net investment income (loss)	0.05%	(0.27%) (f)	(0.47%)	1.69% (f)
Supplemental data
Net assets, end of period (in thousands)	$60,353	$60,112	$41,634	$3
Portfolio turnover	34%	26%	33%	26%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

64	Prospectus 2014

Columbia Small Cap Core Fund
Financial Highlights (continued)
Class Y	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$15.63
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	4.42
Total from investment operations	4.44
Less distributions to shareholders:
Net investment income	(0.13)
Net realized gains	(0.49)
Total distributions to shareholders	(0.62)
Net asset value, end of period	$19.45
Total return	29.37%
Ratios to average net assets(b)
Total gross expenses	0.88% (c)(d)
Total net expenses(e)	0.88% (c)(d)
Net investment income	0.07% (d)
Supplemental data
Net assets, end of period (in thousands)	$11,301
Portfolio turnover	34%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Prospectus 2014	65

Columbia Small Cap Core Fund
Financial Highlights (continued)
	Year Ended August 31,		Year Ended September 30,
Class Z	2013	2012 (a)	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$15.56	$13.36	$13.69	$11.87	$14.42	$20.33
Income from investment operations:
Net investment income (loss)	0.05	(0.00) (b)	(0.04)	(0.02)	(0.00) (b)	(0.04)
Net realized and unrealized gain (loss)	4.19	2.77	(0.29)	1.84	(1.40)	(2.15)
Total from investment operations	4.24	2.77	(0.33)	1.82	(1.40)	(2.19)
Less distributions to shareholders:
Net investment income	(0.10)	—	—	—	—	(0.08)
Net realized gains	(0.49)	(0.57)	—	—	(1.15)	(3.64)
Total distributions to shareholders	(0.59)	(0.57)	—	—	(1.15)	(3.72)
Proceeds from regulatory settlements	—	—	0.00 (b)	—	0.00 (b)	—
Net asset value, end of period	$19.21	$15.56	$13.36	$13.69	$11.87	$14.42
Total return	28.17%	20.86%	(2.41%)	15.33%	(7.18%)	(12.60%)
Ratios to average net assets(c)
Total gross expenses	1.11% (d)	1.12% (e)	1.07%	1.05%	1.08%	1.00%
Total net expenses(f)	1.11% (d)(g)	1.11% (e)(g)	1.05% (g)	1.05% (g)	1.08% (g)	1.00% (g)
Net investment income (loss)	0.30%	(0.03%) (e)	(0.26%)	(0.12%)	(0.04%)	(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$481,061	$442,000	$369,903	$411,684	$353,117	$413,763
Portfolio turnover	34%	26%	33%	26%	11%	25%

Notes to Financial Highlights
(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
66	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO225_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Small Cap Growth Fund I

Class	Ticker Symbol
Class A Shares	CGOAX
Class B Shares	CGOBX
Class C Shares	CGOCX
Class I Shares	CSWIX
Class K Shares	CSCKX
Class R Shares	CCRIX
Class R4 Shares	CHHRX
Class R5 Shares	CSCRX
Class Y Shares	CSGYX
Class Z Shares	CMSCX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Small Cap Growth Fund I
2	Prospectus 2014

Columbia Small Cap Growth Fund I
Summary of the Fund
Investment Objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's (S&P) SmallCap 600® Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes I, K, R, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.31%	0.31%	0.31%	0.11%	0.41%	0.31%	0.31%	0.16%	0.11%	0.31%
Total annual Fund operating expenses	1.32%	2.07%	2.07%	0.87%	1.17%	1.57%	1.07%	0.92%	0.87%	1.07%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Prospectus 2014	3

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$702	$969	$1,257	$2,074
Class B (assuming redemption of all shares at the end of the period)	$710	$949	$1,314	$2,208
Class B (assuming no redemption of shares)	$210	$649	$1,114	$2,208
Class C (assuming redemption of all shares at the end of the period)	$310	$649	$1,114	$2,400
Class C (assuming no redemption of shares)	$210	$649	$1,114	$2,400
Class I (whether or not shares are redeemed)	$ 89	$278	$ 482	$1,073
Class K (whether or not shares are redeemed)	$119	$372	$ 644	$1,420
Class R (whether or not shares are redeemed)	$160	$496	$ 855	$1,867
Class R4 (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Class R5 (whether or not shares are redeemed)	$ 94	$293	$ 509	$1,131
Class Y (whether or not shares are redeemed)	$ 89	$278	$ 482	$1,073
Class Z (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the S&P SmallCap 600® Index (the Index) at the time of purchase (between $127 million and $4.44 billion as of November 30, 2013). The market capitalization range and composition of the companies in the Index is subject to change. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
4	Prospectus 2014

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates,
Prospectus 2014	5

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, health care, and information technology sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
6	Prospectus 2014

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class K and Class R5 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available. Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because the Fund has less than ten calendar years of performance and Class Z shares are the oldest share class of the Fund.
Prospectus 2014	7

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2003	20.96%
	Worst	4th Quarter 2008	-28.52%
*	Year to Date return as of September 30, 2013: 33.13%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	10/01/1996
returns before taxes		12.23%	1.93%	10.81%
returns after taxes on distributions		10.53%	1.31%	9.86%
returns after taxes on distributions and sale of Fund shares		10.02%	1.59%	9.43%
Class A returns before taxes	11/01/2005	5.54%	0.48%	9.89%
Class B returns before taxes	11/01/2005	6.11%	0.58%	9.72%
Class C returns before taxes	11/01/2005	10.10%	0.92%	9.72%
Class I returns before taxes	09/27/2010	12.42%	2.01%	10.86%
Class R returns before taxes	09/27/2010	11.68%	1.42%	10.27%
Class R4 returns before taxes	11/08/2012	12.26%	1.93%	10.81%
Class Y returns before taxes	07/15/2009	12.42%	2.04%	10.87%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		14.59%	3.49%	9.80%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		16.35%	3.56%	9.72%

8	Prospectus 2014

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Lead Manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
Rahul Narang	Senior Portfolio Manager	Co-manager	September 2013
Purchase and Sale of Fund Shares
As of April 29, 2011, the Fund suspended the offer and sale of its shares to new investors and new accounts, subject to limited exceptions.
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, K**, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
**	This class of shares is generally closed to new investors.
There is no minimum additional investment for any share class.
Prospectus 2014	9

Columbia Small Cap Growth Fund I
Summary of the Fund (continued)
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
10	Prospectus 2014

Columbia Small Cap Growth Fund I
More Information About the Fund
Investment Objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's (S&P) SmallCap 600® Index. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the S&P SmallCap 600® Index (the Index) at the time of purchase (between $127 million and $4.44 billion as of November 30, 2013). The market capitalization range and composition of the companies in the Index is subject to change. As such, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Index.
The Fund invests primarily in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
Prospectus 2014	11

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
12	Prospectus 2014

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, health care, and information technology sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Prospectus 2014	13

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost
14	Prospectus 2014

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Prospectus 2014	15

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
16	Prospectus 2014

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Small Cap Growth Fund I
Class A	1.40%
Class B	2.15%
Class C	2.15%
Class I	1.00%
Class K	1.30%
Class R	1.65%
Class R4	1.15%
Class R5	1.05%
Class Y	1.00%
Class Z	1.15%
Prospectus 2014	17

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.76% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

18	Prospectus 2014

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Lead Manager	2006
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2007
Rahul Narang	Senior Portfolio Manager	Co-manager	September 2013
Mr. Collette joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Lin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.
Mr. Narang joined the Investment Manager in 2012. Prior to 2012, Mr. Narang was a Senior Vice President at Robeco Investment Management. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Prospectus 2014	19

Columbia Small Cap Growth Fund I
More Information About the Fund (continued)
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
20	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Fund Closed
The Fund is closed to both new investors and new accounts. Shareholders who had an open and funded account with the Fund on or prior to April 29, 2011 may continue to make additional purchases in their accounts. Any retirement plan may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or another retirement plan with the same or an affiliated plan sponsor had invested in the Fund as of April 29, 2011 and holds Fund shares at the plan level. Any discretionary wrap program that held Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares. All retirement plans and discretionary wrap programs that have approved the Fund as an investment option as of April 29, 2011, but that had not opened an account as of that date, may open an account and make purchases of Fund shares and add new accounts, provided that the retirement plan or the discretionary wrap program opens its initial account with the Fund prior to July 5, 2011. All discretionary wrap programs and discretionary model retirement asset allocation programs that follow an asset allocation model that includes the Fund as an investment option as of April 29, 2011 may open an account and make purchases of Fund shares and add new accounts. Any Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code that had accounts that hold Fund shares as of April 29, 2011 may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Prospectus 2014	21

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The Fund is closed to new investors and new accounts, subject to certain limited exceptions. See Fund Closed above.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
22	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Prospectus 2014	23

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
24	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k)
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Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
26	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	27

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
28	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	29

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
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Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

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Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
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Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	33

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
34	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	35

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
36	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Prospectus 2014	37

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
38	Prospectus 2014

Columbia Small Cap Growth Fund I
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	39

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
40	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	41

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
42	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	43

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
44	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Prospectus 2014	45

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
46	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
Prospectus 2014	47

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
48	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
Prospectus 2014	49

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
50	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
Prospectus 2014	51

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
52	Prospectus 2014

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Prospectus 2014	53

Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia Small Cap Growth Fund I
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	55

Columbia Small Cap Growth Fund I
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia Small Cap Growth Fund I
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
Prospectus 2014	57

Columbia Small Cap Growth Fund I
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
58	Prospectus 2014

Columbia Small Cap Growth Fund I
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	59

Columbia Small Cap Growth Fund I
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$29.55	$29.94	$23.55	$20.82	$27.82
Income from investment operations:
Net investment loss	(0.23)	(0.15)	(0.31)	(0.26)	(0.19)
Net realized and unrealized gain (loss)	6.90	2.56	6.70	2.99	(6.81)
Total from investment operations	6.67	2.41	6.39	2.73	(7.00)
Less distributions to shareholders:
Net realized gains	(2.90)	(2.80)	—	—	—
Total distributions to shareholders	(2.90)	(2.80)	—	—	—
Net asset value, end of period	$33.32	$29.55	$29.94	$23.55	$20.82
Total return	25.12%	8.81%	27.13%	13.11%	(25.16%)
Ratios to average net assets(a)(b)
Total gross expenses	1.31%	1.33%	1.30%	1.32% (c)	1.40%
Total net expenses(d)	1.31% (e)	1.31% (e)	1.30% (e)	1.32% (c)(e)	1.37% (e)
Net investment loss	(0.74%)	(0.53%)	(1.00%)	(1.10%)	(1.01%)
Supplemental data
Net assets, end of period (in thousands)	$254,055	$61,032	$91,234	$62,261	$54,384
Portfolio turnover	104%	113%	113%	144%	149%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.19	$28.82	$22.84	$20.35	$27.39
Income from investment operations:
Net investment loss	(0.42)	(0.35)	(0.53)	(0.43)	(0.32)
Net realized and unrealized gain (loss)	6.52	2.45	6.51	2.92	(6.72)
Total from investment operations	6.10	2.10	5.98	2.49	(7.04)
Less distributions to shareholders:
Net realized gains	(2.85)	(2.73)	—	—	—
Total distributions to shareholders	(2.85)	(2.73)	—	—	—
Net asset value, end of period	$31.44	$28.19	$28.82	$22.84	$20.35
Total return	24.20%	7.99%	26.18%	12.24%	(25.70%)
Ratios to average net assets(a)(b)
Total gross expenses	2.06%	2.08%	2.05%	2.07% (c)	2.15%
Total net expenses(d)	2.06% (e)	2.06% (e)	2.05% (e)	2.07% (c)(e)	2.12% (e)
Net investment loss	(1.46%)	(1.27%)	(1.76%)	(1.84%)	(1.75%)
Supplemental data
Net assets, end of period (in thousands)	$3,874	$1,428	$1,974	$2,155	$2,620
Portfolio turnover	104%	113%	113%	144%	149%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$28.19	$28.82	$22.84	$20.35	$27.37
Income from investment operations:
Net investment loss	(0.41)	(0.35)	(0.53)	(0.44)	(0.32)
Net realized and unrealized gain (loss)	6.51	2.45	6.51	2.93	(6.70)
Total from investment operations	6.10	2.10	5.98	2.49	(7.02)
Less distributions to shareholders:
Net realized gains	(2.85)	(2.73)	—	—	—
Total distributions to shareholders	(2.85)	(2.73)	—	—	—
Net asset value, end of period	$31.44	$28.19	$28.82	$22.84	$20.35
Total return	24.20%	7.99%	26.18%	12.24%	(25.65%)
Ratios to average net assets(a)(b)
Total gross expenses	2.06%	2.07%	2.05%	2.07% (c)	2.15%
Total net expenses(d)	2.06% (e)	2.06% (e)	2.05% (e)	2.07% (c)(e)	2.12% (e)
Net investment loss	(1.42%)	(1.27%)	(1.75%)	(1.85%)	(1.75%)
Supplemental data
Net assets, end of period (in thousands)	$22,685	$11,287	$15,864	$13,897	$10,093
Portfolio turnover	104%	113%	113%	144%	149%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

62	Prospectus 2014

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class I	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$30.09	$30.45	$26.86
Income from investment operations:
Net investment loss	(0.04)	(0.02)	(0.17)
Net realized and unrealized gain	6.99	2.59	3.76
Total from investment operations	6.95	2.57	3.59
Less distributions to shareholders:
Net realized gains	(2.94)	(2.93)	—
Total distributions to shareholders	(2.94)	(2.93)	—
Net asset value, end of period	$34.10	$30.09	$30.45
Total return	25.69%	9.27%	13.37%
Ratios to average net assets(b)(c)
Total gross expenses	0.87%	0.88%	0.88% (d)
Total net expenses(e)	0.87%	0.88%	0.88% (d)(f)
Net investment loss	(0.12%)	(0.06%)	(0.57%) (d)
Supplemental data
Net assets, end of period (in thousands)	$77,983	$90,936	$90,132
Portfolio turnover	104%	113%	113%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	63

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
Class K	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$29.28
Income from investment operations:
Net investment loss	(0.11)
Net realized and unrealized gain	4.68
Total from investment operations	4.57
Net asset value, end of period	$33.85
Total return	15.61%
Ratios to average net assets(b)
Total gross expenses	1.16% (c)
Total net expenses(d)	1.16% (c)
Net investment loss	(0.68%) (c)
Supplemental data
Net assets, end of period (in thousands)	$48
Portfolio turnover	104%

Notes to Financial Highlights
(a)	For the period from February 28, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
64	Prospectus 2014

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class R	2013	2012	2011 (a)
Per share data
Net asset value, beginning of period	$29.47	$29.88	$26.52
Income from investment operations:
Net investment loss	(0.35)	(0.21)	(0.35)
Net realized and unrealized gain	6.93	2.53	3.71
Total from investment operations	6.58	2.32	3.36
Less distributions to shareholders:
Net realized gains	(2.87)	(2.73)	—
Total distributions to shareholders	(2.87)	(2.73)	—
Net asset value, end of period	$33.18	$29.47	$29.88
Total return	24.85%	8.48%	12.67%
Ratios to average net assets(b)(c)
Total gross expenses	1.56%	1.57%	1.55% (d)
Total net expenses(e)	1.56% (f)	1.56% (f)	1.54% (d)(f)
Net investment loss	(1.11%)	(0.74%)	(1.16%) (d)
Supplemental data
Net assets, end of period (in thousands)	$3,650	$54	$55
Portfolio turnover	104%	113%	113%

Notes to Financial Highlights
(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	65

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
Class R4	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$29.37
Income from investment operations:
Net investment loss	(0.18)
Net realized and unrealized gain	8.25
Total from investment operations	8.07
Less distributions to shareholders:
Net realized gains	(2.92)
Total distributions to shareholders	(2.92)
Net asset value, end of period	$34.52
Total return	30.11%
Ratios to average net assets(b)
Total gross expenses	1.09% (c)
Total net expenses(d)	1.09% (c)(e)
Net investment loss	(0.67%) (c)
Supplemental data
Net assets, end of period (in thousands)	$818
Portfolio turnover	104%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
66	Prospectus 2014

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
Class R5	Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$29.28
Income from investment operations:
Net investment loss	(0.07)
Net realized and unrealized gain	4.69
Total from investment operations	4.62
Net asset value, end of period	$33.90
Total return	15.78%
Ratios to average net assets(b)
Total gross expenses	0.93% (c)
Total net expenses(d)	0.93% (c)
Net investment loss	(0.41%) (c)
Supplemental data
Net assets, end of period (in thousands)	$1,145
Portfolio turnover	104%

Notes to Financial Highlights
(a)	For the period from February 28, 2013 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	67

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class Y	2013	2012	2011	2010	2009 (a)
Per share data
Net asset value, beginning of period	$30.08	$30.44	$23.85	$21.00	$19.21
Income from investment operations:
Net investment loss	(0.04)	(0.02)	(0.18)	(0.17)	(0.03)
Net realized and unrealized gain	6.99	2.59	6.77	3.02	1.82
Total from investment operations	6.95	2.57	6.59	2.85	1.79
Less distributions to shareholders:
Net realized gains	(2.94)	(2.93)	—	—	—
Total distributions to shareholders	(2.94)	(2.93)	—	—	—
Net asset value, end of period	$34.09	$30.08	$30.44	$23.85	$21.00
Total return	25.70%	9.27%	27.63%	13.57%	9.32%
Ratios to average net assets(b)(c)
Total gross expenses	0.87%	0.88%	0.88%	0.93% (d)	1.03% (e)
Total net expenses(f)	0.87%	0.88%	0.88% (g)	0.93% (d)(g)	1.03% (e)(g)
Net investment income	(0.14%)	(0.07%)	(0.58%)	(0.70%)	(0.96%) (e)
Supplemental data
Net assets, end of period (in thousands)	$14,817	$12,496	$11,453	$13,708	$14,222
Portfolio turnover	104%	113%	113%	144%	149%

Notes to Financial Highlights
(a)	For the period from July 15, 2009 (commencement of operations) to August 31, 2009.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Certain line items from prior years have been reclassified to conform to the current presentation.
(d)	Ratios includes line of credit interest expense which rounds to less than 0.01%.
(e)	Annualized.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

68	Prospectus 2014

Columbia Small Cap Growth Fund I
Financial Highlights (continued)
	Year Ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$29.98	$30.35	$23.81	$21.00	$27.99
Income from investment operations:
Net investment loss	(0.10)	(0.08)	(0.23)	(0.21)	(0.14)
Net realized and unrealized gain (loss)	6.95	2.59	6.77	3.02	(6.85)
Total from investment operations	6.85	2.51	6.54	2.81	(6.99)
Less distributions to shareholders:
Net realized gains	(2.92)	(2.88)	—	—	—
Total distributions to shareholders	(2.92)	(2.88)	—	—	—
Net asset value, end of period	$33.91	$29.98	$30.35	$23.81	$21.00
Total return	25.42%	9.06%	27.47%	13.38%	(24.97%)
Ratios to average net assets(a)(b)
Total gross expenses	1.07%	1.07%	1.05%	1.07% (c)	1.15%
Total net expenses(d)	1.06% (e)	1.06% (e)	1.05% (e)	1.07% (c)(e)	1.12% (e)
Net investment loss	(0.34%)	(0.26%)	(0.73%)	(0.85%)	(0.76%)
Supplemental data
Net assets, end of period (in thousands)	$1,002,689	$839,982	$951,620	$698,422	$509,514
Portfolio turnover	104%	113%	113%	144%	149%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	69

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO226_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Technology Fund

Class	Ticker Symbol
Class A Shares	CTCAX
Class B Shares	CTCBX
Class C Shares	CTHCX
Class R4 Shares	CTYRX
Class R5 Shares	CTHRX
Class Z Shares	CMTFX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Technology Fund
2	Prospectus 2014

Columbia Technology Fund
Summary of the Fund
Investment Objective
Columbia Technology Fund (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	5.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class R5	Class Z
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.33%	0.33%	0.33%	0.33%	0.18%	0.33%
Total annual Fund operating expenses	1.45%	2.20%	2.20%	1.20%	1.05%	1.20%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Prospectus 2014	3

Columbia Technology Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$714	$1,007	$1,322	$2,210
Class B (assuming redemption of all shares at the end of the period)	$723	$ 988	$1,380	$2,344
Class B (assuming no redemption of shares)	$223	$ 688	$1,180	$2,344
Class C (assuming redemption of all shares at the end of the period)	$323	$ 688	$1,180	$2,534
Class C (assuming no redemption of shares)	$223	$ 688	$1,180	$2,534
Class R4 (whether or not shares are redeemed)	$122	$ 381	$ 660	$1,455
Class R5 (whether or not shares are redeemed)	$107	$ 334	$ 579	$1,283
Class Z (whether or not shares are redeemed)	$122	$ 381	$ 660	$1,455
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
4	Prospectus 2014

Columbia Technology Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Prospectus 2014	5

Columbia Technology Fund
Summary of the Fund (continued)
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

6	Prospectus 2014

Columbia Technology Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2003	35.60%
	Worst	4th Quarter 2008	-28.61%
*	Year to Date return as of September 30, 2013: 33.00%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		11.41%	-2.58%	11.82%
returns after taxes on distributions		11.41%	-2.58%	11.54%
returns after taxes on distributions and sale of Fund shares		7.42%	-2.18%	10.52%
Class B returns before taxes	11/01/2002	12.41%	-2.54%	11.64%
Class C returns before taxes	10/13/2003	16.25%	-2.17%	11.69%
Class R4 returns before taxes	11/08/2012	18.58%	-1.17%	12.80%
Class R5 returns before taxes	11/08/2012	18.58%	-1.17%	12.80%
Class Z returns before taxes	11/09/2000	18.45%	-1.19%	12.79%
Bank of America Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes)		9.77%	-0.05%	8.76%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2002
Rahul Narang	Senior Portfolio Manager	Co-manager	2012
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
Prospectus 2014	7

Columbia Technology Fund
Summary of the Fund (continued)
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Class R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

*	This class of shares is generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Technology Fund
More Information About the Fund
Investment Objective
Columbia Technology Fund (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments. Only shareholders can change the Fund’s investment objective.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio.
The Investment Manager considers, among other factors:
■	companies that have or that the Investment Manager believes will develop products, processes or services that will provide significant technological improvements, advances or developments.
■	companies that the Investment Manager expects to benefit from their extensive reliance on technology in connection with their operations and services.
■	companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries and other industries that may benefit from technological developments.
■	companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment policy with respect to 80% of its net assets may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Prospectus 2014	9

Columbia Technology Fund
More Information About the Fund (continued)
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long
10	Prospectus 2014

Columbia Technology Fund
More Information About the Fund (continued)
periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Small Company Securities Risk. Securities of small-capitalization companies (small-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger-capitalization companies (larger companies) but may also have more risk. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Prospectus 2014	11

Columbia Technology Fund
More Information About the Fund (continued)
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
12	Prospectus 2014

Columbia Technology Fund
More Information About the Fund (continued)
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
Prospectus 2014	13

Columbia Technology Fund
More Information About the Fund (continued)
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
14	Prospectus 2014

Columbia Technology Fund
More Information About the Fund (continued)
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Technology Fund
Class A	1.45%
Class B	2.20%
Class C	2.20%
Class R4	1.20%
Class R5	1.10%
Class Z	1.20%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to
Prospectus 2014	15

Columbia Technology Fund
More Information About the Fund (continued)
appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.87% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2002
Rahul Narang	Senior Portfolio Manager	Co-manager	2012
Mr. Collette joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Narang joined the Investment Manager in 2012. Prior to 2012, Mr. Narang was a Senior Vice President at Robeco Investment Management. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
16	Prospectus 2014

Columbia Technology Fund
More Information About the Fund (continued)
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	17

Columbia Technology Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
18	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	19

Columbia Technology Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Prospectus 2014	21

Columbia Technology Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
22	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Prospectus 2014	23

Columbia Technology Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

24	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	25

Columbia Technology Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
26	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	27

Columbia Technology Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

28	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	29

Columbia Technology Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
30	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	31

Columbia Technology Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
32	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
Prospectus 2014	33

Columbia Technology Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
34	Prospectus 2014

Columbia Technology Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
Prospectus 2014	35

Columbia Technology Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia Technology Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
Prospectus 2014	37

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
40	Prospectus 2014

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
Prospectus 2014	41

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
42	Prospectus 2014

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
Prospectus 2014	51

Columbia Technology Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
52	Prospectus 2014

Columbia Technology Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
Prospectus 2014	53

Columbia Technology Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
54	Prospectus 2014

Columbia Technology Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
Prospectus 2014	55

Columbia Technology Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia Technology Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year ended August 31,
Class A	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.87	$10.25	$8.75	$7.58	$9.72
Income from investment operations:
Net investment loss	(0.04)	(0.08)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	2.64	0.70	1.61	1.26	(2.09)
Total from investment operations	2.60	0.62	1.50	1.17	(2.14)
Net asset value, end of period	$13.47	$10.87	$10.25	$8.75	$7.58
Total return	23.92%	6.05%	17.14%	15.44%	(22.02%)
Ratios to average net assets(a)(b)
Total gross expenses	1.49%	1.39%	1.46% (c)	1.47% (c)	1.53%
Total net expenses(d)	1.46% (e)	1.39% (e)	1.43% (c)	1.45% (c)(e)	1.46% (e)
Net investment loss	(0.36%)	(0.80%)	(1.01%)	(1.10%)	(0.80%)
Supplemental data
Net assets, end of period (in thousands)	$53,711	$50,574	$65,071	$71,989	$81,321
Portfolio turnover	135%	220%	263%	189%	284%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	57

Columbia Technology Fund
Financial Highlights (continued)
	Year ended August 31,
Class B	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.19	$9.68	$8.33	$7.26	$9.39
Income from investment operations:
Net investment loss	(0.12)	(0.15)	(0.19)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	2.46	0.66	1.54	1.22	(2.03)
Total from investment operations	2.34	0.51	1.35	1.07	(2.13)
Net asset value, end of period	$12.53	$10.19	$9.68	$8.33	$7.26
Total return	22.96%	5.27%	16.21%	14.74%	(22.68%)
Ratios to average net assets(a)(b)
Total gross expenses	2.24%	2.15%	2.21% (c)	2.22% (c)	2.28%
Total net expenses(d)	2.21% (e)	2.15% (e)	2.19% (c)	2.20% (c)(e)	2.21% (e)
Net investment loss	(1.10%)	(1.56%)	(1.77%)	(1.85%)	(1.55%)
Supplemental data
Net assets, end of period (in thousands)	$3,147	$3,788	$5,573	$6,478	$6,562
Portfolio turnover	135%	220%	263%	189%	284%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia Technology Fund
Financial Highlights (continued)
	Year ended August 31,
Class C	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.21	$9.70	$8.35	$7.27	$9.41
Income from investment operations:
Net investment loss	(0.12)	(0.15)	(0.19)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	2.46	0.66	1.54	1.23	(2.04)
Total from investment operations	2.34	0.51	1.35	1.08	(2.14)
Net asset value, end of period	$12.55	$10.21	$9.70	$8.35	$7.27
Total return	22.92%	5.26%	16.17%	14.86%	(22.74%)
Ratios to average net assets(a)(b)
Total gross expenses	2.23%	2.17%	2.22% (c)	2.22% (c)	2.28%
Total net expenses(d)	2.21% (e)	2.17% (e)	2.20% (c)	2.20% (c)(e)	2.21% (e)
Net investment loss	(1.11%)	(1.57%)	(1.79%)	(1.85%)	(1.55%)
Supplemental data
Net assets, end of period (in thousands)	$16,791	$15,821	$20,360	$20,941	$24,410
Portfolio turnover	135%	220%	263%	189%	284%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia Technology Fund
Financial Highlights (continued)
Class R4	Year ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.73
Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	3.29
Total from investment operations	3.26
Net asset value, end of period	$13.99
Total return	30.38%
Ratios to average net assets(b)
Total gross expenses	1.22% (c)
Total net expenses(d)	1.22% (c)(e)
Net investment loss	(0.28%) (c)
Supplemental data
Net assets, end of period (in thousands)	$177
Portfolio turnover	135%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia Technology Fund
Financial Highlights (continued)
Class R5	Year ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$10.73
Income from investment operations:
Net investment income	(0.00) (b)
Net realized and unrealized gain	3.27
Total from investment operations	3.27
Net asset value, end of period	$14.00
Total return	30.48%
Ratios to average net assets(c)
Total gross expenses	1.08% (d)
Total net expenses(e)	1.08% (d)
Net investment loss	(0.08%) (d)
Supplemental data
Net assets, end of period (in thousands)	$203
Portfolio turnover	135%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	61

Columbia Technology Fund
Financial Highlights (continued)
	Year ended August 31,
Class Z	2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$11.13	$10.47	$8.92	$7.70	$9.86
Income from investment operations:
Net investment loss	(0.01)	(0.07)	(0.09)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	2.70	0.73	1.64	1.29	(2.12)
Total from investment operations	2.69	0.66	1.55	1.22	(2.16)
Net asset value, end of period	$13.82	$11.13	$10.47	$8.92	$7.70
Total return	24.17%	6.30%	17.38%	15.84%	(21.91%)
Ratios to average net assets(a)(b)
Total gross expenses	1.24%	1.19%	1.22% (c)	1.22% (c)	1.28%
Total net expenses(d)	1.21% (e)	1.19% (e)	1.20% (c)	1.20% (c)(e)	1.21% (e)
Net investment loss	(0.12%)	(0.62%)	(0.79%)	(0.85%)	(0.54%)
Supplemental data
Net assets, end of period (in thousands)	$77,279	$71,456	$133,011	$151,924	$155,332
Portfolio turnover	135%	220%	263%	189%	284%

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Certain line items from prior years have been reclassified to conform to the current presentation.
(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
62	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO234_08_D01_(01/14)

Prospectus
January 1, 2014
Columbia Value and Restructuring Fund

Class	Ticker Symbol
Class A Shares	EVRAX
Class C Shares	EVRCX
Class I Shares	CVRIX
Class R Shares	URBIX
Class R4 Shares	CVRRX
Class R5 Shares	CVCRX
Class W Shares	CVRWX
Class Y Shares	CVRYX
Class Z Shares	UMBIX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Value and Restructuring Fund
2	Prospectus 2014

Columbia Value and Restructuring Fund
Summary of the Fund
Investment Objective
Columbia Value and Restructuring Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)	0.27%	0.27%	0.08%	0.27%	0.27%	0.13%	0.27%	0.08%	0.27%
Total annual Fund operating expenses	1.21%	1.96%	0.77%	1.46%	0.96%	0.82%	1.21%	0.77%	0.96%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(c)	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
Prospectus 2014	3

Columbia Value and Restructuring Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$691	$937	$1,202	$1,957
Class C (assuming redemption of all shares at the end of the period)	$299	$615	$1,057	$2,285
Class C (assuming no redemption of shares)	$199	$615	$1,057	$2,285
Class I (whether or not shares are redeemed)	$ 79	$246	$ 428	$ 954
Class R (whether or not shares are redeemed)	$149	$462	$ 797	$1,746
Class R4 (whether or not shares are redeemed)	$ 98	$306	$ 531	$1,178
Class R5 (whether or not shares are redeemed)	$ 84	$262	$ 455	$1,014
Class W (whether or not shares are redeemed)	$123	$384	$ 665	$1,466
Class Y (whether or not shares are redeemed)	$ 79	$246	$ 428	$ 954
Class Z (whether or not shares are redeemed)	$ 98	$306	$ 531	$1,178
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are believed to be undervalued and have the potential for long-term appreciation. The Fund also invests in common stocks of companies that the Fund’s investment manager believes may benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
4	Prospectus 2014

Columbia Value and Restructuring Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Prospectus 2014	5

Columbia Value and Restructuring Fund
Summary of the Fund (continued)
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown for the Fund include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.
The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	25.59%
	Worst	4th Quarter 2008	-30.37%
*	Year to Date return as of September 30, 2013: 23.05%
6	Prospectus 2014

Columbia Value and Restructuring Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	12/31/1992
returns before taxes		13.90%	-1.15%	8.79%
returns after taxes on distributions		11.64%	-1.71%	8.39%
returns after taxes on distributions and sale of Fund shares		12.02%	-1.01%	7.79%
Class A returns before taxes	09/28/2007	7.09%	-2.54%	7.90%
Class C returns before taxes	09/28/2007	11.78%	-2.11%	7.74%
Class I returns before taxes	09/27/2010	14.10%	-1.10%	8.82%
Class R returns before taxes	12/31/2004	13.34%	-1.63%	8.27%
Class R4 returns before taxes	11/08/2012	13.92%	-1.15%	8.79%
Class R5 returns before taxes	11/08/2012	13.92%	-1.14%	8.79%
Class W returns before taxes	09/27/2010	13.62%	-1.38%	8.53%
Class Y returns before taxes	11/08/2012	13.94%	-1.14%	8.80%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	7.38%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Lead Manager	2009
J. Nicholas Smith, CFA	Portfolio Manager	Co-manager	2009
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, exchange or sell shares of the Fund in or from your account with the intermediary.
Prospectus 2014	7

Columbia Value and Restructuring Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A & C	Nonqualified accounts	$2,000	$100
	Individual retirement accounts	$1,000	$100
Classes I, R & R4	All eligible accounts	None	None
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class W	All eligible accounts	$500	N/A
Class Y	Omnibus retirement plans with at least $10 million in plan assets	None	N/A
	All other eligible omnibus retirement plans	$500,000	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor.	$100

There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Value and Restructuring Fund
More Information About the Fund
Investment Objective
Columbia Value and Restructuring Fund (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are believed to be undervalued and have the potential for long-term appreciation. The Fund also invests in common stocks of companies that the Fund’s investment manager believes may benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
A combination of fundamental and quantitative analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company’s potential for long-term growth;
■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	a company’s current operating margins relative to its historic range and future potential;
■	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors;
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
■	overall economic and market conditions.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Prospectus 2014	9

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests or has exposure to a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates in, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial
10	Prospectus 2014

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. For information on the Fund’s holdings, see the Fund’s shareholder reports.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions
Prospectus 2014	11

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” and provide asset-allocation services to shareholders by investing in shares of other Columbia Funds, including the Fund (collectively referred to in this section as Underlying Funds), and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the Underlying Funds may experience relatively large purchases or redemptions. Although the Investment Manager may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell securities to manage these transactions. Further, when the Investment Manager structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
12	Prospectus 2014

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund’s website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Prospectus 2014	13

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect fee arrangements as of the date of this prospectus and are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or a later date, as the Fund’s asset level will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (a) investment management fees; (b) distribution and/or service fees; and (c) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “Other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Value and Restructuring Fund
Class A	1.24%
Class C	1.99%
Class I	0.85%
Class R	1.49%
Class R4	0.99%
Class R5	0.90%
Class W	1.24%
Class Y	0.85%
Class Z	0.99%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
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Columbia Value and Restructuring Fund
More Information About the Fund (continued)
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms. Without such fee waivers/expense reimbursements, the Fund’s returns would have been lower.
Primary Service Providers
The Investment Manager, which is also the Fund’s administrator (Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.69% of average daily net assets of the Fund. A discussion regarding the basis for the Fund Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended August 31, 2013.
Portfolio Manager
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core	Lead Manager	2009
J. Nicholas Smith, CFA	Portfolio Manager	Co-manager	2009
Mr. Pope joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
Prospectus 2014	15

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
Mr. Smith joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Smith began his investment career in 2005 and earned a B.A. from Harvard University and M.B.A. from the University of Chicago.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, as the Funds’ sub-transfer agent to provide certain shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee for each account held directly with the Transfer Agent, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
16	Prospectus 2014

Columbia Value and Restructuring Fund
More Information About the Fund (continued)
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	17

Columbia Value and Restructuring Fund
Choosing a Share Class
The Funds
The Columbia Funds generally share the same policies and procedures for investor services, as described below. Funds and portfolios that used the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. The funds that historically used the RiverSource brand, including those renamed with the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource Funds. Together the Legacy Columbia Funds and the Legacy RiverSource Funds are referred to as the Funds. For a list of Legacy Columbia Funds and Legacy RiverSource Funds, see the appendices to a Fund's SAI.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling and/or servicing agents (collectively, selling agents) include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to an account with the Fund or the Transfer Agent for a selling agent in which the holdings of Fund shares and transactions in Fund shares of two or more persons are combined and held in the name of the selling agent and not in the name of the actual persons investing in the Fund.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
18	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	19

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K(h)	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Legacy Columbia Funds: distribution fee of 0.50% Legacy RiverSource Funds: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4(h)	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors; available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds)
Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Prospectus 2014	21

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Y	Eligibility: Available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount); and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees
22	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain Legacy Columbia Funds are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia Intermediate Municipal Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	Prior to October 25, 2012, Class K shares were named Class R4. Prior to October 31, 2012, Class R4 shares were named Class R3.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide these services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Prospectus 2014	23

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the net asset value of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

24	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund and each of the state-specific intermediate municipal bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	25

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
26	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund and the State-specific Intermediate Municipal Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	27

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge such that the full amount of your purchase price is invested in a Fund, over time Class C shares can incur distribution (12b-1) and/or shareholder servicing fees that are equal to or more than the front-end sales charge and distribution (12b-1) and/or shareholder servicing fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after twelve months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

28	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	29

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
30	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	31

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (Legacy Columbia Funds)	0.50%	— (g)	0.50%
Class R (Legacy RiverSource Funds)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
32	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource Funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
Columbia California Intermediate Municipal Bond Fund, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia International Value Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia LifeGoal® Growth Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Masters International Equity Portfolio, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Overseas Value Fund, Columbia Select Large Cap Equity Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds vary. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund.
Prospectus 2014	33

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund (effective January 1, 2013) and Columbia Global Infrastructure Fund (effective September 12, 2013). The Distributor has voluntarily agreed, effective February 15, 2013, to waive a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.20% for Columbia Intermediate Municipal Bond Fund; 0.31% for Columbia Short Term Bond Fund; 0.40% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund and Columbia Oregon Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund; and 0.60% for Columbia Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of Legacy Columbia Funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource Funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource Funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Legacy RiverSource Fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource Fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource Fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource Fund Class B shares and for the first 12 months following the sale of Legacy RiverSource Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
For Legacy Columbia Fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia Fund Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Legacy Columbia Fund Class B share, and for the first 12 months following the sale of Legacy Columbia Fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Legacy Columbia Fund Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
34	Prospectus 2014

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent, gross sales of the Funds distributed by the Distributor attributable to that selling agent, reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, keeping shareholder records, preparing account statements and providing customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
Prospectus 2014	35

Columbia Value and Restructuring Fund
Choosing a Share Class (continued)
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
Prospectus 2014	37

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.
A Medallion Signature Guarantee is required if:
■	The amount is greater than $100,000.
■	You want your check made payable to someone other than the registered account owner(s).
■	Your address of record has changed within the last 30 days.
■	You want the check mailed to an address other than the address of record.
■	You want the proceeds sent to a bank account not on file.
■	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
40	Prospectus 2014

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia Funds (formerly named Liberty funds).
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. As with other minimum initial investment requirements, the Distributor may, in its sole discretion, waive the minimum initial investment requirement for Class Y shares.
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund after March 28, 2013 if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account was funded by July 2, 2013.
Effective March 29, 2013, accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have received specific written notice from the Transfer Agent of the termination of their eligibility for new
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Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Effective March 29, 2013, such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R and Class R4	None	None
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Y	variable (e)	N/A
Class Z	variable (f)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	There is no minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account. The minimum initial investment in Class Y shares for omnibus retirement plans with plan assets of less than $10 million as of the date of funding is $500,000.
(f)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first four rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia Fund distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia Funds' former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
50	Prospectus 2014

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
Prospectus 2014	51

Columbia Value and Restructuring Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
52	Prospectus 2014

Columbia Value and Restructuring Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Transfer Agent, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
Prospectus 2014	53

Columbia Value and Restructuring Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
■	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such capital gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Capital gains or losses with respect to any termination of a Fund's
54	Prospectus 2014

Columbia Value and Restructuring Fund
Distributions and Taxes (continued)
obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gains or losses. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term capital gains equal to the premium received.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	Historically, the Fund has only been required to report to you and the Internal Revenue Service (IRS) gross proceeds on sales, redemptions or exchanges of Fund shares. The Fund is subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Fund (or your selling agent, if you hold Fund shares through a selling agent) to provide you and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with the Fund, the Fund will calculate and report cost basis using the Fund's default method of average cost, unless you instruct the Fund to use a different calculation method. The Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account. The Fund does not recommend any particular method of determining cost basis. Please consult your tax advisor to determine which available cost basis method is best for you. When completing your U.S. federal and state income tax returns, carefully review the cost basis and other information provided to you and make any additional basis, holding period or other adjustments that may be required.
■	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of
Prospectus 2014	55

Columbia Value and Restructuring Fund
Distributions and Taxes (continued)
shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia Value and Restructuring Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year ended August 31,		Year ended March 31,
Class A	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$48.59	$49.58	$53.03	$44.68	$26.51	$52.25
Income from investment operations:
Net investment income	0.32	0.23	0.49	0.53 (b)	0.39 (b)	0.51
Net realized and unrealized gain (loss)	9.81	(1.06)	(3.45)	8.37	18.16	(25.72)
Total from investment operations	10.13	(0.83)	(2.96)	8.90	18.55	(25.21)
Less distributions to shareholders:
Net investment income	(0.39)	(0.16)	(0.49)	(0.55)	(0.38)	(0.51)
Net realized gains	(6.00)	—	—	—	—	(0.02)
Total distributions to shareholders	(6.39)	(0.16)	(0.49)	(0.55)	(0.38)	(0.53)
Proceeds from regulatory settlements	—	—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$52.33	$48.59	$49.58	$53.03	$44.68	$26.51
Total return	23.42%	(1.65%)	(5.49%)	20.17%	70.25%	(48.51%)
Ratios to average net assets(d)(e)
Total gross expenses	1.21% (f)	1.26% (g)	1.26% (f)	1.20% (f)	1.14% (f)	1.18% (f)
Total net expenses(h)	1.21% (f)(i)	1.19% (g)(i)	1.19% (f)(i)	1.20% (f)(i)	1.14% (f)(i)	1.14% (f)(i)
Net investment income	0.66%	1.15% (g)	1.03%	1.16%	1.01%	1.35%
Supplemental data
Net assets, end of period (in thousands)	$102,893	$134,228	$166,301	$268,124	$291,655	$163,338
Portfolio turnover	55%	64%	9%	12%	6%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	57

Columbia Value and Restructuring Fund
Financial Highlights (continued)
	Year ended August 31,		Year ended March 31,
Class C	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$48.38	$49.44	$52.89	$44.60	$26.51	$52.23
Income from investment operations:
Net investment income (loss)	(0.04)	0.08	0.13	0.18 (b)	0.10 (b)	0.23
Net realized and unrealized gain (loss)	9.76	(1.07)	(3.41)	8.36	18.16	(25.73)
Total from investment operations	9.72	(0.99)	(3.28)	8.54	18.26	(25.50)
Less distributions to shareholders:
Net investment income	(0.08)	(0.07)	(0.17)	(0.25)	(0.17)	(0.20)
Net realized gains	(6.00)	—	—	—	—	(0.02)
Total distributions to shareholders	(6.08)	(0.07)	(0.17)	(0.25)	(0.17)	(0.22)
Proceeds from regulatory settlements	—	—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$52.02	$48.38	$49.44	$52.89	$44.60	$26.51
Total return	22.52%	(1.98%)	(6.18%)	19.27%	69.00%	(48.89%)
Ratios to average net assets(d)(e)
Total gross expenses	1.96% (f)	2.01% (g)	1.99% (f)	1.95% (f)	1.89% (f)	1.93% (f)
Total net expenses(h)	1.96% (f)(i)	1.94% (g)(i)	1.95% (f)(i)	1.95% (f)(i)	1.89% (f)(i)	1.89% (f)(i)
Net investment income (loss)	(0.09%)	0.41% (g)	0.28%	0.40%	0.26%	0.63%
Supplemental data
Net assets, end of period (in thousands)	$28,634	$35,288	$41,945	$71,083	$74,880	$40,380
Portfolio turnover	55%	64%	9%	12%	6%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

58	Prospectus 2014

Columbia Value and Restructuring Fund
Financial Highlights (continued)
	Year ended August 31,		Year ended March 31,
Class I	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$48.50	$49.48	$53.03	$43.47
Income from investment operations:
Net investment income	0.55	0.31	0.09	0.27
Net realized and unrealized gain (loss)	9.77	(1.08)	(2.95)	9.57
Total from investment operations	10.32	(0.77)	(2.86)	9.84
Less distributions to shareholders:
Net investment income	(0.60)	(0.21)	(0.69)	(0.28)
Net realized gains	(6.00)	—	—	—
Total distributions to shareholders	(6.60)	(0.21)	(0.69)	(0.28)
Net asset value, end of period	$52.22	$48.50	$49.48	$53.03
Total return	23.98%	(1.52%)	(5.26%)	22.67%
Ratios to average net assets(c)(d)
Total gross expenses	0.76% (e)	0.81% (f)	0.78% (e)	0.79% (e)(f)
Total net expenses(g)	0.76% (e)	0.81% (f)	0.78% (e)(h)	0.79% (e)(f)(h)
Net investment income	1.11%	1.55% (f)	0.17%	1.05% (f)
Supplemental data
Net assets, end of period (in thousands)	$3	$3	$3	$26,652
Portfolio turnover	55%	64%	9%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	59

Columbia Value and Restructuring Fund
Financial Highlights (continued)
	Year ended August 31,		Year ended March 31,
Class R	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$48.53	$49.55	$52.98	$44.64	$26.50	$52.23
Income from investment operations:
Net investment income	0.20	0.18	0.37	0.41 (b)	0.30 (b)	0.41
Net realized and unrealized gain (loss)	9.80	(1.07)	(3.43)	8.37	18.14	(25.72)
Total from investment operations	10.00	(0.89)	(3.06)	8.78	18.44	(25.31)
Less distributions to shareholders:
Net investment income	(0.27)	(0.13)	(0.37)	(0.44)	(0.30)	(0.40)
Net realized gains	(6.00)	—	—	—	—	(0.02)
Total distributions to shareholders	(6.27)	(0.13)	(0.37)	(0.44)	(0.30)	(0.42)
Proceeds from regulatory settlements	—	—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$52.26	$48.53	$49.55	$52.98	$44.64	$26.50
Total return	23.12%	(1.77%)	(5.70%)	19.86%	69.84%	(48.65%)
Ratios to average net assets(d)(e)
Total gross expenses	1.46% (f)	1.51% (g)	1.50% (f)	1.45% (f)	1.39% (f)	1.43% (f)
Total net expenses(h)	1.46% (f)(i)	1.44% (g)(i)	1.44% (f)(i)	1.45% (f)(i)	1.39% (f)(i)	1.39% (f)(i)
Net investment income	0.40%	0.91% (g)	0.76%	0.91%	0.78%	1.05%
Supplemental data
Net assets, end of period (in thousands)	$18,096	$32,095	$38,799	$65,321	$58,120	$37,637
Portfolio turnover	55%	64%	9%	12%	6%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

60	Prospectus 2014

Columbia Value and Restructuring Fund
Financial Highlights (continued)
Class R4	Year ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$48.51
Income from investment operations:
Net investment income	0.43
Net realized and unrealized gain	10.42
Total from investment operations	10.85
Less distributions to shareholders:
Net investment income	(0.36)
Net realized gains	(6.00)
Total distributions to shareholders	(6.36)
Net asset value, end of period	$53.00
Total return	24.95%
Ratios to average net assets(b)
Total gross expenses	0.94% (c)(d)
Total net expenses(e)	0.94% (c)(d)(f)
Net investment income	1.04% (c)
Supplemental data
Net assets, end of period (in thousands)	$3,299
Portfolio turnover	55%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	61

Columbia Value and Restructuring Fund
Financial Highlights (continued)
Class R5	Year ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$48.51
Income from investment operations:
Net investment income	0.46
Net realized and unrealized gain	10.43
Total from investment operations	10.89
Less distributions to shareholders:
Net investment income	(0.40)
Net realized gains	(6.00)
Total distributions to shareholders	(6.40)
Net asset value, end of period	$53.00
Total return	25.05%
Ratios to average net assets(b)
Total gross expenses	0.81% (c)(d)
Total net expenses(e)	0.81% (c)(d)
Net investment income	1.11% (c)
Supplemental data
Net assets, end of period (in thousands)	$9,095
Portfolio turnover	55%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

62	Prospectus 2014

Columbia Value and Restructuring Fund
Financial Highlights (continued)
	Year ended August 31,		Year ended March 31,
Class W	2013	2012 (a)	2012	2011 (b)
Per share data
Net asset value, beginning of period	$48.56	$49.56	$53.04	$43.49
Income from investment operations:
Net investment income	0.36	0.23	0.50	0.20
Net realized and unrealized gain (loss)	9.79	(1.07)	(3.47)	9.53
Total from investment operations	10.15	(0.84)	(2.97)	9.73
Less distributions to shareholders:
Net investment income	(0.41)	(0.16)	(0.51)	(0.18)
Net realized gains	(6.00)	—	—	—
Total distributions to shareholders	(6.41)	(0.16)	(0.51)	(0.18)
Net asset value, end of period	$52.30	$48.56	$49.56	$53.04
Total return	23.49%	(1.66%)	(5.50%)	22.41%
Ratios to average net assets(c)(d)
Total gross expenses	1.14% (e)	1.24% (f)	1.22% (e)	1.19% (e)(f)
Total net expenses(g)	1.14% (e)(h)	1.18% (f)(h)	1.17% (e)(h)	1.19% (e)(f)(h)
Net investment income	0.73%	1.18% (f)	1.04%	0.81% (f)
Supplemental data
Net assets, end of period (in thousands)	$3	$3	$3	$3
Portfolio turnover	55%	64%	9%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Certain line items from prior years have been reclassified to conform to the current presentation.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Annualized.
(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Prospectus 2014	63

Columbia Value and Restructuring Fund
Financial Highlights (continued)
Class Y	Year ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$48.45
Income from investment operations:
Net investment income	0.48
Net realized and unrealized gain	10.43
Total from investment operations	10.91
Less distributions to shareholders:
Net investment income	(0.42)
Net realized gains	(6.00)
Total distributions to shareholders	(6.42)
Net asset value, end of period	$52.94
Total return	25.12%
Ratios to average net assets(b)
Total gross expenses	0.75% (c)(d)
Total net expenses(e)	0.75% (c)(d)
Net investment income	1.12% (c)
Supplemental data
Net assets, end of period (in thousands)	$795
Portfolio turnover	55%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to August 31, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

64	Prospectus 2014

Columbia Value and Restructuring Fund
Financial Highlights (continued)
	Year ended August 31,		Year ended March 31,
Class Z	2013	2012 (a)	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$48.57	$49.55	$53.01	$44.66	$26.49	$52.22
Income from investment operations:
Net investment income	0.45	0.27	0.61	0.64 (b)	0.49 (b)	0.61
Net realized and unrealized gain (loss)	9.80	(1.06)	(3.46)	8.37	18.15	(25.71)
Total from investment operations	10.25	(0.79)	(2.85)	9.01	18.64	(25.10)
Less distributions to shareholders:
Net investment income	(0.51)	(0.19)	(0.61)	(0.66)	(0.47)	(0.61)
Net realized gains	(6.00)	—	—	—	—	(0.02)
Total distributions to shareholders	(6.51)	(0.19)	(0.61)	(0.66)	(0.47)	(0.63)
Proceeds from regulatory settlements	—	—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$52.31	$48.57	$49.55	$53.01	$44.66	$26.49
Total return	23.74%	(1.57%)	(5.26%)	20.46%	70.71%	(48.39%)
Ratios to average net assets(d)(e)
Total gross expenses	0.96% (f)	1.01% (g)	0.99% (f)	0.95% (f)	0.89% (f)	0.93% (f)
Total net expenses(h)	0.96% (f)(i)	0.94% (g)(i)	0.94% (f)(i)	0.95% (f)(i)	0.89% (f)(i)	0.89% (f)(i)
Net investment income	0.90%	1.36% (g)	1.28%	1.40%	1.28%	1.47%
Supplemental data
Net assets, end of period (in thousands)	$1,954,532	$2,601,708	$3,887,512	$6,583,690	$6,765,345	$4,352,176
Portfolio turnover	55%	64%	9%	12%	6%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $$0.18 and $0.04 per share, respectively.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Certain line items from prior years have been reclassified to conform to the current presentation.
(f)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(g)	Annualized.
(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	65

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO238_08_D01_(01/14)

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2014

Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Alternative Strategies Fund
Class A: CPASX
Active Portfolios® Multi-Manager Core Plus Bond Fund
Class A: CMCPX
Active Portfolios® Multi-Manager Growth Fund
Class A: CSLGX
Active Portfolios® Multi-Manager Small Cap Equity Fund
Class A: CSCEX
CMG Ultra Short Term Bond Fund
CMGUX
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX
Class K: CLRFX	Class R: CBLRX	Class R4: CBDRX
Class R5: CLREX	Class Y: CBDYX	Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B: CNDBX	Class C: CNDCX
Class I: CBNIX	Class R: CBFRX	Class R4: CNDRX
Class R5: CNFRX	Class T: CNDTX	Class W: CBDWX
Class Y: CBFYX	Class Z: UMMGX
Columbia California Tax-Exempt Fund
Class A: CLMPX	Class B: CCABX	Class C: CCAOX
Class R4: CCARX	Class Z: CCAZX
Columbia Connecticut Intermediate Municipal Bond Fund
Class A: LCTAX	Class B: LCTBX	Class C: LCTCX
Class R4: CCTMX	Class T: GCBAX	Class Z: SCTEX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX
Class I: CCCIX	Class K: CCRFX	Class R: CCCRX
Class R4: CORRX	Class R5: COFRX	Class T: SGIEX
Class W: CTRWX	Class Y: COFYX	Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX
Class I: CPTIX	Class R4: CIFRX	Class R5: CPIRX
Class W: CPIWX	Class Y: CRIYX	Class Z: SRINX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX
Class I: CDVIX	Class R: CDIRX	Class R4: CVIRX
Class R5: CDDRX	Class T: GEQAX	Class W: CDVWX
Class Y: CDDYX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class B: CEBMX	Class C: EEMCX
Class I: CEHIX	Class K: CEKMX	Class R: CEMRX
Class R4: CEMHX	Class R5: CEKRX	Class W: CEMWX
Class Y: CEKYX	Class Z: UMEMX
Columbia Global Dividend Opportunity Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX
Class I: CEVIX	Class R: CSGRX	Class R4: CGOLX
Class R5*: CADPX	Class W: CTVWX	Class Y: CLSYX
Class Z: CSVFX
Columbia Global Energy and Natural Resources Fund
Class A: EENAX	Class B: CEGBX	Class C: EENCX
Class I: CERIX	Class K: CEGFX	Class R: CETRX
Class R4: CENRX	Class R5: CNRRX	Class Z: UMESX

Columbia Greater China Fund
Class A: NGCAX	Class B: NGCBX	Class C: NGCCX
Class I: CCINX	Class R4: CGCHX	Class R5: CGCRX
Class W: CGCWX	Class Z: LNGZX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX
Class R4: CHIYX	Class R5: CHMYX	Class Z: SRHMX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX
Class I: CIMIX	Class K: CIBKX	Class R: CIBRX
Class R4: CBNRX	Class R5: CTBRX	Class W: CIBWX
Class Y: CTBYX	Class Z: SRBFX
Columbia Intermediate Municipal Bond Fund
Class A: LITAX	Class B: LITBX	Class C: LITCX
Class R4: CIMRX	Class R5: CTMRX	Class T: GIMAX
Class Z: SETMX
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: CIBIX
Class W: CLBWX	Class Z: CNBZX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX
Class E: CLGEX	Class F: CLGFX	Class I: CLGIX
Class K: CLRUX	Class R: CGWRX	Class R4: CCGRX
Class R5: CLWFX	Class T: GAEGX	Class W: CLGWX
Class Y: CGFYX	Class Z: GEGTX
Columbia Massachusetts Intermediate Municipal Bond Fund
Class A: LMIAX	Class B: LMIBX	Class C: LMICX
Class R4: CMANX	Class T: GMBAX	Class Z: SEMAX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX
Class I: CMTIX	Class K: CMCKX	Class R: CMGRX
Class R4: CPGRX	Class R5: CMGVX	Class T: CBSTX
Class W: CMRWX	Class Y: CMGYX	Class Z: CLSPX
Columbia New York Intermediate Municipal Bond Fund
Class A: LNYAX	Class B: LNYBX	Class C: LNYCX
Class R4: CNYIX	Class T: GANYX	Class Z: GNYTX
Columbia New York Tax-Exempt Fund
Class A: COLNX	Class B: CNYBX	Class C: CNYCX
Class R4: CNYEX	Class R5: CNYRX	Class Z: CNYZX
Columbia Oregon Intermediate Municipal Bond Fund
Class A: COEAX	Class B: COEBX	Class C: CORCX
Class R4: CORMX	Class R5: CODRX	Class Z: CMBFX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: CPCIX
Class R4: CPRAX	Class W: CPAWX	Class Z: USPAX
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX
Class I: CREIX	Class K: CRRFX	Class R: CRSRX
Class R4: CRERX	Class R5: CRRVX	Class W: CREWX
Class Z: CREEX
Columbia Risk Allocation Fund
Class A: CRAAX	Class C: CRACX	Class K: CRFRX
Class R: CRKRX	Class R5: CRDRX	Class W: CRAWX
Class Z: CRAZX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: CSPIX
Class R: URLGX	Class R4: CSRRX	Class R5: CGTRX
Class W: CSLWX	Class Y: CCWRX	Class Z: UMLGX

Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX
Class I: CPOIX	Class R4: CFFRX	Class R5: CLLRX
Class T: SSCEX	Class W: CSCWX	Class Y: CPFRX
Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX
Class I: CSWIX	Class K: CSCKX	Class R: CCRIX
Class R4: CHHRX	Class R5: CSCRX	Class Y: CSGYX
Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX
Class I: CVUIX	Class R: CSVRX	Class R4: CVVRX
Class R5: CUURX	Class Y: CSVYX	Class Z: CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX
Class K: CSIVX	Class R: CSNRX	Class R4: CMNRX
Class R5: CTIVX	Class W: CTTWX	Class Y: CPHUX
Class Z: LSIZX

Columbia Tax-Exempt Fund
Class A: COLTX	Class B: CTEBX	Class C: COLCX
Class R4: CTERX	Class R5: CADMX	Class Z: CTEZX
Columbia Technology Fund
Class A: CTCAX	Class B: CTCBX	Class C: CTHCX
Class R4: CTYRX	Class R5: CTHRX	Class Z: CMTFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX
Class I: CUTIX	Class R5: CUTRX	Class W: CTIWX
Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: CVRIX
Class R: URBIX	Class R4: CVRRX	Class R5: CVCRX
Class W: CVRWX	Class Y: CVRYX	Class Z: UMBIX

This	class of shares is not available for purchase until January 8, 2014.

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus (as amended or supplemented), the date of which may be found in the section of this SAI entitled About the Trust. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semiannual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

Statement of Additional Information – January 1, 2014

SAI PRIMER	p. 1
ABOUT THE TRUST	p. 5

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES	p. 7
ABOUT THE FUNDS’ INVESTMENTS	p. 13
Types of Investments	p. 13
Information Regarding Risks	p. 48
Borrowings	p. 62
Lending of Portfolio Securities	p. 62
INVESTMENT MANAGEMENT AND OTHER SERVICES	p. 63
The Investment Manager and Subadvisers	p. 63
The Administrator	p. 88

The Distributor	p. 92
Distribution and Servicing Plans	p. 94
Other Services Provided	p. 98
Expense Limitations	p. 101
Other Roles and Relationships of Ameriprise Financial and Its Affiliates — Certain Conflicts of Interest	p. 105
Codes of Ethics	p. 109
Proxy Voting Policies and Procedures	p. 109
Organization and Management of Wholly-Owned Subsidiaries	p. 110
FUND GOVERNANCE	p. 112
Board of Trustees and Officers	p. 112
Compensation	p. 118
Beneficial Equity Ownership	p. 121
BROKERAGE ALLOCATION AND RELATED PRACTICES	p. 127
General Brokerage Policy, Brokerage Transactions and Broker Selection	p. 127
Brokerage Commissions	p. 129
Directed Brokerage	p. 131
Securities of Regular Broker-Dealers	p. 132
OTHER PRACTICES	p. 138
Performance Disclosure	p. 138
Portfolio Turnover	p. 139
Disclosure of Portfolio Holdings Information	p. 139
Additional Shareholder Servicing Payments	p. 142
Additional Selling Agent Payments	p. 144
CAPITAL STOCK AND OTHER SECURITIES	p. 146
Description of the Trust’s Shares	p. 146
PURCHASE, REDEMPTION AND PRICING OF SHARES	p. 148
Purchase and Redemption	p. 148
Offering Price	p. 149
TAXATION	p. 151
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	p. 167
INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS	p. 215
No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

Statement of Additional Information – January 1, 2014

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Active Portfolio Funds	AP – Alternative Strategies Fund, AP – Core Plus Bond Fund, AP – Growth Fund and AP – Small Cap Equity Fund

Administrative Services Agreement	The administrative services agreement, as amended, between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

AQR	AQR Capital Management, LLC

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFTC	The Commodity Futures Trading Commission, a U.S. Government agency

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the registered investment companies advised by the Investment Manager or its affiliates

Statement of Additional Information – January 1, 2014	Page 1

Columbia Funds or Columbia Fund Family	The open-end investment management companies advised by the Investment Manager or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc.

Conestoga	Conestoga Capital Advisors, LLC

DGHM	Dalton, Greiner, Hartman, Maher & Co., LLC

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

EAM	EAM Investors, LLC

FDIC	Federal Deposit Insurance Corporation

Federated	Federated Investment Management Company

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustees	The Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of the Funds

Investment Management Services Agreement	The investment management services agreement, as amended, between the Trust, on behalf of the Funds, and the Investment Manager

Investment Manager or Adviser	Columbia Management Investment Advisers, LLC

Investment Sub-Advisory Agreement	The investment subadvisory agreement among the Trust on behalf of the Fund(s), the Investment Manager and a Fund’s investment subadviser(s), as the context may require

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A.

Legacy Columbia Funds	The series of Columbia Funds Series Trust and Columbia Funds Series Trust I, which are listed on Appendix E hereto.

Legacy RiverSource Funds or RiverSource Funds	The series of Columbia Funds Series Trust II, which are listed in Appendix F hereto.

LIBOR	London Interbank Offered Rate

Loomis Sayles	Loomis, Sayles & Company, L.P.

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Statement of Additional Information – January 1, 2014	Page 2

Previous Administrator	Columbia Management Advisors, LLC, the administrator of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Previous Adviser	Columbia Management Advisors, LLC, the investment adviser of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

Previous Distributor	Columbia Management Distributors, Inc., the distributor of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

Previous Transfer Agent	Columbia Management Services, Inc., the transfer agent of the series of the Trust prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds)

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission, a U.S. Government agency

Selling Agent(s)	One or more of the financial intermediaries that are authorized to sell shares of the Funds, which include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

State Bond Fund(s)	CT Intermediate Municipal Bond Fund, MA Intermediate Municipal Bond Fund and NY Intermediate Municipal Bond Fund

State Street	State Street Bank and Trust Company, the former custodian and service provider of the series of the Trust

State Tax-Exempt Fund(s)	CA Tax-Exempt Fund and NY Tax-Exempt Fund

Subsidiary	A wholly-owned subsidiary of a Fund

TCW	TCW Investment Management Company

Threadneedle	Threadneedle International Limited

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

Trust	Columbia Funds Series Trust I

Trustee(s)	One or more of the Board’s Trustees

Wasatch	Wasatch Advisors, Inc.

Water Island	Water Island Capital, LLC

Statement of Additional Information – January 1, 2014	Page 3

Throughout this SAI, the Funds are referred to as follows:

Fund Name:	Referred to as:
Active Portfolios® Multi-Manager Alternative Strategies Fund	AP – Alternative Strategies Fund
Active Portfolios® Multi-Manager Core Plus Bond Fund	AP – Core Plus Bond Fund
Active Portfolios® Multi-Manager Growth Fund	AP – Growth Fund
Active Portfolios® Multi-Manager Small Cap Equity Fund	AP – Small Cap Equity Fund
CMG Ultra Short Term Bond Fund	Ultra Short Term Bond Fund
Columbia Balanced Fund	Balanced Fund
Columbia Bond Fund	Bond Fund
Columbia California Tax-Exempt Fund	CA Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund	CT Intermediate Municipal Bond Fund
Columbia Contrarian Core Fund	Contrarian Core Fund
Columbia Corporate Income Fund	Corporate Income Fund
Columbia Dividend Income Fund	Dividend Income Fund
Columbia Emerging Markets Fund	Emerging Markets Fund
Columbia Global Dividend Opportunity Fund	Global Dividend Opportunity Fund
Columbia Global Energy and Natural Resources Fund	Global Energy and Natural Resources Fund
Columbia Greater China Fund	Greater China Fund
Columbia High Yield Municipal Fund	HY Municipal Fund
Columbia Intermediate Bond Fund	Intermediate Bond Fund
Columbia Intermediate Municipal Bond Fund	Intermediate Municipal Bond Fund
Columbia International Bond Fund	International Bond Fund
Columbia Large Cap Growth Fund	Large Cap Growth Fund
Columbia Massachusetts Intermediate Municipal Bond Fund	MA Intermediate Municipal Bond Fund
Columbia Mid Cap Growth Fund	Mid Cap Growth Fund
Columbia New York Intermediate Municipal Bond Fund	NY Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund	NY Tax-Exempt Fund
Columbia Oregon Intermediate Municipal Bond Fund	OR Intermediate Municipal Bond Fund
Columbia Pacific/Asia Fund	Pacific/Asia Fund
Columbia Real Estate Equity Fund	Real Estate Equity Fund
Columbia Risk Allocation Fund	Risk Allocation Fund
Columbia Select Large Cap Growth Fund	Select Large Cap Growth Fund
Columbia Small Cap Core Fund	Small Cap Core Fund
Columbia Small Cap Growth Fund I	Small Cap Growth Fund I
Columbia Small Cap Value Fund I	Small Cap Value Fund I
Columbia Strategic Income Fund	Strategic Income Fund
Columbia Tax-Exempt Fund	Tax-Exempt Fund
Columbia Technology Fund	Technology Fund
Columbia U.S. Treasury Index Fund	U.S. Treasury Index Fund
Columbia Value and Restructuring Fund	Value and Restructuring Fund

Statement of Additional Information – January 1, 2014	Page 4

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act located at 225 Franklin Street, Boston, Massachusetts 02110. The Trust was organized as a Massachusetts business trust in 1987. On September 19, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX. The table below identifies the fiscal year end, the date of the Fund’s prospectus(es), the date the Fund (or its predecessor) began operations, whether the Fund is diversified or non-diversified and investment category of the Funds, which are series of the Trust.

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
AP – Alternative Strategies Fund	August 31	1/1/2014	4/23/2012	No	Alternative
AP – Core Plus Bond Fund	August 31	1/1/2014	4/20/2012	Yes	Taxable fixed-income
AP – Growth Fund	March 31	8/1/2013	4/20/2012	Yes	Equity
AP – Small Cap Equity Fund	August 31	1/1/2014	4/20/2012	Yes	Equity
Balanced Fund	August 31	1/1/2014	10/1/1991	Yes	Equity/Taxable fixed-income
Bond Fund	April 30(a)	9/1/2013	1/9/1986	Yes	Taxable fixed-income
CA Tax-Exempt Fund	October 31	3/1/2013	6/16/1986	No	Tax-exempt fixed-income
Contrarian Core Fund	August 31(b)	1/1/2014	12/14/1992	Yes	Equity
Corporate Income Fund	April 30(a)	9/1/2013	3/5/1986	Yes	Taxable fixed-income
CT Intermediate Municipal Bond Fund	October 31	3/1/2013	8/1/1994	No	Tax-exempt fixed-income
Dividend Income Fund	May 31(c)	10/1/2013	3/4/1998	Yes	Equity
Emerging Markets Fund	August 31(d)	1/1/2014	1/2/1998	Yes	Equity
Global Dividend Opportunity Fund	August 31	1/1/2014	11/9/2000	Yes	Equity
Global Energy and Natural Resources Fund	August 31(d)	1/1/2014	12/31/1992	No	Equity
Greater China Fund	August 31	1/1/2014	5/16/1997	No	Equity
HY Municipal Fund	May 31(e)	10/1/2013	3/5/1984	Yes	Tax-exempt fixed income
Intermediate Bond Fund	April 30(a)	9/1/2013	12/5/1978	Yes	Taxable fixed-income
Intermediate Municipal Bond Fund	October 31	3/1/2013	6/14/1993	Yes	Tax-exempt fixed-income
International Bond Fund	October 31(f)	3/1/2013	12/1/2008	No	Taxable fixed-income
Large Cap Growth Fund	July 31(g)	12/1/2013	12/14/1990	Yes	Equity
MA Intermediate Municipal Bond Fund	October 31	3/1/2013	6/14/1993	No	Tax-exempt fixed-income
Mid Cap Growth Fund	August 31	1/1/2014	11/20/1985	Yes	Equity
NY Intermediate Municipal Bond Fund	October 31	3/1/2013	12/31/1991	No	Tax-exempt fixed-income
NY Tax-Exempt Fund	October 31	3/1/2013	9/26/1986	No	Tax-exempt fixed-income
OR Intermediate Municipal Bond Fund	July 31(h)	12/1/2013	7/2/1984	Yes	Tax-exempt fixed-income
Pacific/Asia Fund	March 31	8/1/2013	12/31/1992	Yes	Equity
Real Estate Equity Fund	December 31(i)	5/1/2013	4/1/1994	No	Equity
Risk Allocation Fund	May 31	10/1/2013	6/19/2012	No	Alternative
Select Large Cap Growth Fund	March 31	8/1/2013	10/1/1997	Yes	Equity
Small Cap Core Fund	August 31(b)	1/1/2014	12/14/1992	Yes	Equity
Small Cap Growth Fund I	August 31	1/1/2014	10/1/1996	Yes	Equity
Small Cap Value Fund I	April 30(j)	9/1/2013	7/25/1986	Yes	Equity
Strategic Income Fund	October 31(f)	3/1/2013 6/13/2013	4/21/1977	Yes	Taxable fixed-income
Tax-Exempt Fund	July 31(k)	12/1/2013	11/21/1978	Yes	Tax-exempt fixed-income
Technology Fund	August 31	1/1/2014	11/9/2000	No	Equity

Statement of Additional Information – January 1, 2014	Page 5

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Ultra Short Term Bond Fund	July 31	12/1/2013	3/8/2004	Yes	Taxable fixed-income
U.S. Treasury Index Fund	April 30(a)	9/1/2013	6/4/1991	Yes	Taxable fixed-income
Value and Restructuring Fund	August 31(d)	1/1/2014	12/31/1992	Yes	Equity

*	Certain Funds reorganized into series of the Trust. The date of operations for these Funds represents the date on which the predecessor funds began operation.

**	A “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, a “non-diversified” Fund’s value will likely be more volatile than the value of a more diversified fund. If a “non-diversified” fund is managed as if it were a “diversified” fund for a period of three years, its status under the 1940 Act will convert automatically from “non-diversified” to “diversified”. A “diversified” fund may convert to “non-diversified” status only with shareholder approval.

***	The Fund Investment Category is used as a convenient way to describe Funds in this SAI and should not be deemed a description of the Fund’s principal investment strategies, which are described in the Fund’s prospectus.

(a)	Bond Fund, Corporate Income Fund, Intermediate Bond Fund and U.S. Treasury Index Fund changed their fiscal year ends in 2012 from March 31 to April 30.

(b)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31.
(d)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31.

(e)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31.

(f)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31.

(g)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31.

(h)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31.

(i)	Real Estate Equity Fund changed its fiscal year end in 2009 from August 31 to December 31.

(j)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30.

(k)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31.

Name Changes. The table below identifies any Fund whose name has changed in the past five years, the effective date of the name change and the former name.

Fund	Effective Date of Name Change	Previous Fund Name
AP – Growth Fund	December 11, 2013	Columbia Active Portfolios® – Select Large Cap Growth Fund
Contrarian Core Fund	November 14, 2008	Columbia Common Stock Fund
Corporate Income Fund	September 27, 2010	Columbia Income Fund
Global Dividend Opportunity Fund	August 17, 2012	Columbia Strategic Investor Fund
Global Energy and Natural Resources Fund	August 5, 2013	Columbia Energy and Natural Resources Fund

Statement of Additional Information – January 1, 2014	Page 6

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset.

Notwithstanding any of a Fund’s other investment policies, each Fund, subject to certain limitations, may invest its assets in another investment company. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the Fund. The policies of the underlying funds may permit a Fund to engage in investment strategies indirectly that would otherwise be prohibited under the Fund’s investment policies.

Fundamental Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest at least 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities
AP – Alternative Strategies Fund	A1	B2	—	—	E1	—	G1	H1	I1	J1
AP – Core Plus Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
AP – Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
AP – Small Cap Equity Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Balanced Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
CA Tax-Exempt Fund	A1	B1	—	—	E1	F1	G1	H1	I1	J1
Contrarian Core Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Corporate Income Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
CT Intermediate Municipal Bond Fund	A1	B1	—	—	E1	F2	G1	H1	I1	J1
Dividend Income Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Emerging Markets Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Global Dividend Opportunity Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Global Energy and Natural Resources Fund	A1	B1	—	—	E2	—	G1	H1	I1	J1
Greater China Fund	A1	B1	C2	D2	E1	—	G1	H1	I1	J1
HY Municipal Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Intermediate Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Intermediate Municipal Bond Fund	A1	B1	C1	D1	E1	F3	G1	H1	I1	J1
International Bond Fund	A1	B1	—	—	E1	—	G1	H1	I1	J1
Large Cap Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
MA Intermediate Municipal Bond Fund	A1	B1	—	—	E1	F4	G1	H1	I1	J1
Mid Cap Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
NY Intermediate Municipal Bond Fund	A1	B1	—	—	E1	F5	G1	H1	I1	J1
NY Tax-Exempt Fund	A1	B1	—	—	E1	F1	G1	H1	I1	J1
OR Intermediate Municipal Bond Fund	A1	B1	C3	D3	E1	F6	G1	H1	I1	J1
Pacific/Asia Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1

Statement of Additional Information – January 1, 2014	Page 7

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest at least 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities
Real Estate Equity Fund	A1	B1	—	—	E3	F7	G1	H1	I1	J1
Risk Allocation Fund	A1	B1	—	—	E1	—	G1	H1	I1	J1
Select Large Cap Growth Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Small Cap Core Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Small Cap Growth Fund I	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Small Cap Value Fund I	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Strategic Income Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Tax-Exempt Fund	A1	B1	C1	D1	E1	F8	G1	H1	I1	J1
Technology Fund	A1	B1	—	—	E4	F9	G1	H1	I1	J1
Ultra Short Term Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
U.S. Treasury Index Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1
Value and Restructuring Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1

A.	Buy or sell real estate
	A1 –	The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

B.	Buy or sell physical commodities
	B1 –	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.(a) This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

	B2 –	The Fund may invest up to 25% of its total assets in one or more wholly-owned subsidiaries that may invest in commodities, thereby indirectly gaining exposure to commodities, and may, to the extent consistent with its investment objective, (i) invest insecurities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.(a) This policy does not limit foreign currency transactions including without limitation forward currency contracts.

C.	Buy more than 10% of an issuer
	C1 –	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

	C2 –	The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, it would own more than 10% of the voting securities of such issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

	C3 –	The Fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

Statement of Additional Information – January 1, 2014	Page 8

D.	Invest more than 5% in an issuer
	D1 –	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

	D2 –	The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

	D3 –	The Fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

E.	Concentrate(b)
	E1 –	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions(c); and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

	E2 –	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, the Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries.(d)

	E3 –	The Fund will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry.

	E4 –	The Fund will invest at least 25% of the value of its total assets in securities of issuers conducting their principal business activities in the technology and related group of industries.

F.	Invest at least 80%
	F1 –	The Fund will, under normal circumstances, invest at least 80% of its total assets in state bonds, subject to applicable state requirements.

	F2 –	Under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

Statement of Additional Information – January 1, 2014	Page 9

	F3 –	As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

	F4 –	Under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

	F5 –	As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York state individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

	F6 –	Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities issued by the State of Oregon and its political subdivisions, agencies, authorities and instrumentalities.

	F7 –	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs.

	F8 –	Under normal circumstances, the Fund invests at least 80% of its total assets in tax-exempt bonds.

F9 –

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments.

G.	Act as an underwriter
	G1 –	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

H.	Lending
	H1 –	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

I.	Borrowing
	I1 –	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

J.	Issue senior securities
	J1 –	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Statement of Additional Information – January 1, 2014	Page 10

(a)	For purposes of fundamental investment policy on buying or selling physical commodities above, at the time of the establishment of the restriction for certain Funds, swap contracts on financial instruments or rates were not within the understanding of the term “commodities”. Notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, these Funds will not consider such instruments to be commodities for purposes of this restriction.

(b)	For purposes of applying the limitation set forth in the concentration policies above, the Funds will generally use the industry classifications provided by the Global Industry Classification System (GICS).

(c)	For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to the fundamental investment policy on concentration, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Investment Manager determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.

(d)	In determining whether Global Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Investment Manager currently uses the GICS produced by S&P and MSCI Inc. The Investment Manager currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Non-fundamental Policies

The following non-fundamental policies may be changed by the Board at any time and are in addition to those described in a prospectus.

Investment in Illiquid Securities

No more than 15% of the net assets of any Fund will be held in securities and other instruments that are illiquid. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

Investment in Other Investment Companies

The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Investment in Foreign Securities

•	Bond Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities.

•	Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund I and Small Cap Value Fund I each may invest up to 20% of its total assets in foreign securities.

•	Balanced Fund and Dividend Income Fund each may invest up to 20% of its net assets in foreign securities.

•

Up to 25% of the net assets of AP – Core Plus Bond Fund may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities.

•	AP – Small Cap Equity Fund may invest up to 25% of its net assets in foreign investments.

•	Ultra Short Term Bond Fund may invest up to 20% of its total assets in dollar-denominated foreign debt securities.

Statement of Additional Information – January 1, 2014	Page 11

Selling Securities Short

•	Each Fund (other than those Funds listed below) may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

•

The following Funds may not sell securities short: AP – Core Plus Bond Fund, AP – Growth Fund, Balanced Fund, Bond Fund, Emerging Markets Fund, Global Dividend Opportunity Fund, Global Energy and Natural Resources Fund, Mid Cap Growth Fund, OR Intermediate Municipal Bond Fund, Pacific/Asia Fund, Real Estate Equity Fund, Select Large Cap Growth Fund, Small Cap Growth Fund I, Technology Fund and Value and Restructuring Fund.

•	Tax-Exempt Fund may not have a short position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.

Purchasing on Margin

•

Tax-Exempt Fund may not purchase securities on margin, but may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.

Names Rule Policy

To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Statement of Additional Information – January 1, 2014	Page 12

ABOUT THE FUNDS’ INVESTMENTS

Each Fund’s investment objectives, principal investment strategies and related principal risks are discussed in each Fund’s prospectuses. Each Fund’s prospectus identifies the types of securities in which the Fund invests principally and summarizes the principal risks to the Fund’s portfolio as a whole associated with such investments. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

To the extent that a type of security identified in the table below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund generally invests in such security type, if at all, as part of its non-principal investment strategies.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund may invest in these types of securities, subject to its investment objective and fundamental and non-fundamental investment policies. A Fund is not required to invest in any or all of the types of securities listed below.

Funds-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Funds-of-funds may invest, directly or indirectly through investments in underlying funds, in the securities and engage in investment strategies indicated in the table below.

Certain Investment Activity Limits. The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets or in individual issuers where limitations are imposed upon the amount of investment by affiliated investors, in the aggregate. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or shares of affiliated or unaffiliated money market funds or hold cash or cash equivalents. Unless prohibited by its investment policies, a Fund may also temporarily invest in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposure to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. Each Fund may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, including under adverse market, economic, political or other conditions; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

Types of Investments

A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted following the table. See About the Trust for fund investment categories.

Type of Investment	Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income(a)	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Asset-Backed Securities	—	—	—	—	—	—
Bank Obligations (Domestic and Foreign)	—	—	—	—	—	—
Collateralized Bond Obligations	—	—	—	—	—	—
Commercial Paper	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—
Convertible Securities	—	—	—	—	—	—
Corporate Debt Securities	—	—	—	—	—	—
Custody Receipts and Trust Certificates	—	—	—	—	—	—
Debt Obligations	—	—	—	—	—	—
Depositary Receipts	—	—	—	—	—	—
Derivatives	—	—	—	—	—	—

Statement of Additional Information – January 1, 2014	Page 13

Type of Investment	Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income(a)	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Dollar Rolls	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—
Foreign Securities	—	—	—	—	—	—
Guaranteed Investment Contracts (Funding Agreements)	—	—	—	—	—	—
Illiquid Securities	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	—	—
Initial Public Offerings	—	—	—	—	—	—
Inverse Floaters	—	—	—	—	—	—
Investments in Other Investment Companies (Including ETFs)	—	—	—	—	—	—
Lending Portfolio Securities	—	—	—	—	—	—
Low and Below Investment Grade (High Yield) Securities	—	—	—	—	—	—
Money Market Instruments	—	—	—	—	—	—
Mortgage-Backed Securities	—	—	—	—	—	—
Municipal Securities	—	—	—	—	—	—
Participation Interests	—	—	—	—	—	—
Partnership Securities	—	—	—	—	—	—
Preferred Stock	—	—	—	—	—	—
Private Placement and Other Restricted Securities	—	—	—	—	—	—
Real Estate Investment Trusts	—	—	—	—	—	—
Repurchase Agreements	—	—	—	—	—	—
Reverse Repurchase Agreements	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Sovereign Debt	—	—	—	—	—	—
Standby Commitments	—	—	—	—	—	—
U.S. Government and Related Obligations	—	—	—	—	—	—
Variable and Floating Rate Obligations	—	—	—	—	—	—

(a)	Intermediate Bond Fund is not authorized to purchase common stock or bank obligations. U.S. Treasury Index Fund is not authorized to purchase asset-backed securities; bank obligations, convertible securities, corporate debt obligations (other than money market instruments), depositary receipts, dollar rolls, foreign currency transactions, foreign securities, guaranteed investment contracts, inverse floaters, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, partnership securities, REITs, reverse repurchase agreements, short sales, sovereign debt and standby commitments. Ultra Short Term Bond is not authorized to purchase common stock, foreign currency transactions and short sales.

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

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Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. See Types of Investments — Eurodollar and Yankee Dollar Instruments. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Types of Investments — Foreign Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with bank obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, and Prepayment and Extension Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds (which are considered speculative investments). CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See Types of Investments — Mortgage-Backed Securities and — Asset-Backed Securities.) CBOs are often privately offered and sold, and thus not registered under securities laws.

Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then structured into “tranches.” Typically, the first tranche represents a senior claim on collateral and pays the lowest interest rate; the second tranche is junior to the first tranche and therefore subject to greater risk and pays a higher rate; the third tranche is junior to both the first and second tranche, represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tranches have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tranches investment-grade bond ratings. Holders of third-tranche CBOs stand to earn higher or lower yields depending on the rate of defaults in the collateral pool. See Types of Investments — Low and Below Investment Grade (High Yield) Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CBOs include: Credit Risk, Illiquid Securities Risk, Interest Rate Risk, Liquidity Risk, Low and Below Investment Grade (High-Yield) Securities Risk and Prepayment and Extension Risk.

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Commercial Paper

Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. See Types of Investments — Debt Obligations and — Illiquid Securities. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Types of Investments — Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Types of Investments — Private Placement and Other Restricted Securities — Preferred Stock and — Convertible Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include: Issuer Risk and Market Risk.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar non-convertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, Types of Investments — Common Stock, Types of Investments — Corporate Debt Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and at a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Statement of Additional Information – January 1, 2014	Page 16

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with convertible securities include: Convertible Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Debt Securities

Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due at a specified time period; and (4) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities Types of Investments — Private Placement and Other Restricted Securities — Debt Obligations, Types of Investments — Commercial Paper and — Low and Below Investment Grade Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that, with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with corporate debt securities include: Credit Risk, Interest Rate Risk, Issuer Risk, High Yield Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with custody receipts and trust certificates include: Liquidity Risk and Counterparty Risk. In addition, custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, and notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.

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In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. See Types of Investments — Corporate Debt Securities and Low and Below Investment Grade (High Yield) Securities.

See Types of Investments — Trust-Preferred Securities for information with respect to the trust-preferred or trust-issued securities.

Determining Investment Grade for Purposes of Investment Policies. When determining whether a security is investment grade or below investment grade for purposes of investment policies of investing in such securities, the Funds use the middle rating of Moody’s, S&P and Fitch after excluding the highest and lowest available ratings. When a rating from only two of these agencies is available, the lower rating is used. When a rating from only one of these agencies is available, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether such security is of investment grade or below investment grade (e.g., junk bond) quality. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt obligations include: Confidential Information Access Risk, Credit Risk, Highly Leveraged Transactions Risk, Impairment of Collateral Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Prepayment and Extension Risk and Reinvestment Risk.

Depositary Receipts

See Types of Investments — Foreign Securities below.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments often require little or no initial payment and therefore often create inherent economic leverage. Derivatives, when used properly, can enhance returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants and rights; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to maintain cash reserves while remaining fully invested.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Types of Investments — Warrants and Rights and When Issued, Delayed Delivery and Forward Commitment Transactions.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with transactions in derivatives (including the derivatives instruments discussed below) include: Counterparty Risk, Credit Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Market Risk, Derivatives Risk, Derivatives Risk/Credit Default Swaps Risk, Derivatives

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Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Commodity-Linked Futures Contracts Risk, Derivatives Risk/Commodity-Linked Structured Notes Risk, Derivatives Risk/Commodity-Linked Swaps, Derivatives Risk/Forward Interest Rate Agreements Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Interest Rate Swaps Risk, Derivatives Risk/Inverse Floaters Risk, Derivatives Risk/Options Risk, Derivatives Risk/Portfolio Swaps and Total Return Swaps Risk, Derivatives Risk/Total Return Swaps Risk, and Derivatives Risk/Warrants Risk.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, a Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit-Linked Securities. Among the income-producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the

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borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by a Fund’s portfolio manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by a Fund’s portfolio manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. See Types of Investments — Derivatives — CFTC Regulation below for information on CFTC regulation.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.

Upon entering into futures contracts, in compliance with regulatory requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an

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amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to its portfolio manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; and (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. A Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these six main commodity groups and the individual commodities within each group, as well as other types of commodities.

The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while a Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

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In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

The changing nature of the hedgers and speculators in the commodity markets will influence whether futures contract prices are above or below the expected future spot price. This can have significant implications for a Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, a Fund might open the new futures position at a higher price or choose other related commodity-linked investments.

The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject a Fund’s commodity-linked investments to greater volatility than investments in traditional securities.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with regulatory requirements, it has segregated cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits). A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of a Fund’s portfolio manager, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

Options on Stocks and Stock and Other Indices. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

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There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold liquid securities equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options, including call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, portfolio and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

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Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use a Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, Treasury rates and foreign interest rates.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a

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credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in a credit default swap. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap

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contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.

A Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a cross currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect currency swaps.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. A Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund typically enters into contracts for differences (and analogous futures positions) when its portfolio manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, a Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Swaptions. A swaption is an options contract on a swap agreement. These transactions that give a counterparty the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.

Risk of Potential Governmental Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. The effects of present or future legislation and regulation in this area are not known, but the effects could be substantial and adverse. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

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The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act was signed into law on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.

Additional Risk Factors in Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default index swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In a cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, centrally cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of clearing house margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection offered by the transaction. In addition, the documentation governing the relationship between the Funds and the clearing members is developed by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, this documentation generally includes a one-way indemnity by the Funds in favor of the clearing member, indemnifying the clearing member against losses it incurs in connection with acting as the Funds’ clearing member, and the documentation typically does not give the Funds any rights to exercise remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and the central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause a number of those dealers to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing will expose the Funds to new kinds of risks and costs.

CFTC Regulation

Each of AP – Alternative Strategies Fund and Risk Allocation Fund no longer qualifies for an exclusion from the definition of a commodity pool pursuant to Rule 4.5 under the Commodity Exchange Act (CEA). Accordingly, each of these Funds is a commodity pool under CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA with respect to these Funds, effective January 1, 2013. As a result, additional CFTC-mandated disclosure, reporting and record keeping obligations apply with respect to these Funds. Compliance with the CFTC’s new regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return. Each Fund and the Investment Manager continue to analyze the effect that these rules may have on the Funds.

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Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each such Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities, as well as the interest earned on the cash proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage dollar rolls include: Counterparty Risk, Credit Risk and Interest Rate Risk.

Equity-Linked Notes

An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.

Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Eurodollar and Yankee Dollar and Related Derivatives Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund may use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with Eurodollar and Yankee Dollar instruments include: Credit Risk, Foreign Securities Risk, Interest Rate Risk and Issuer Risk.

Foreign Currency Transactions

Because investments in foreign securities usually involve currencies of foreign countries and because a Fund may hold cash and cash equivalent investments in foreign currencies, the value of a Fund’s assets as measured in U.S. dollars may be

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affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing a Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Types of Investments — Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

This method of protecting the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.

A Fund may also enter into forward contracts when the Fund’s portfolio manager believes the currency of a particular country will increase in value relative to another currency. A Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.

Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.

A Fund may designate cash or securities in an amount equal to the value of the Fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund’s commitments on such contracts.

At maturity of a forward contract, a Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

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Although a Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that a Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a Fund may buy put options on the foreign currency. If the value of the currency does decline, a Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a Fund plans to buy, or where a Fund would benefit from increased exposure to the currency, a Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A Fund may write options on foreign currencies for similar purposes. For example, when a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a Fund could write a put option on the relevant currency, giving the option holder the right to that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

An option written on foreign currencies is covered if a Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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Foreign Currency Futures and Related Options. A Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Fund’s investments denominated in that currency over time.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign currency transactions include: Foreign Currency Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Unless otherwise stated in a Fund’s prospectus, stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider, under circumstances the Fund’s portfolio manager deems relevant, the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. A Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Due to the potential for foreign withholding taxes, MSCI publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking”. The blocking period can last up to several weeks. Share blocking may prevent a Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of a Fund, may abstain from voting proxies in markets that require share blocking.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The

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issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign securities include: Emerging Markets Securities Risk, EuroZone-Related Risk, Foreign Currency Risk, Foreign Securities Risk, Frontier Market Risk, Geographic Concentration Risk, Issuer Risk and Market Risk.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days’ notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions. See Types of Investments — Illiquid Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include: Credit Risk and Liquidity Risk.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities at the time of purchase.

Although one or more of the other risks described in this SAI may also apply, the risk typically associated with illiquid securities include: Liquidity Risk.

Inflation-Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index (CPI) for urban consumers and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, a

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Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with inflation-protected securities include: Inflation-Protected Securities Risk, Interest Rate Risk and Market Risk. In addition, inflation protected securities issued by non-U.S. government agencies or instrumentalities are subject to Credit Risk.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Although one or more risks described in this SAI may also apply, the risks typically associated with IPOs include: Initial Public Offering (IPO) Risk, Issuer Risk, Liquidity Risk, Market Risk and Small Company Securities Risk.

Inverse Floater

See Types of Investments — Derivatives — Index or Linked Securities (Structured Products) above.

Investments in Other Investment Companies (Including ETFs)

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund, or the investment company in which a Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs) and business development companies.

Except with respect to Funds structured as funds-of-funds or so-called master/feeder funds or other Funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by a Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The Funds’ ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this SAI.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with the securities of other investment companies include: Investing in Other Funds Risk, Exchange Traded Fund (ETF) Risk, Issuer Risk and Market Risk.

Low and Below Investment Grade (High Yield) Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by a Fund’s portfolio manager to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Investment Manager’s or a subadviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with low and below investment grade securities include: Credit Risk, Interest Rate Risk, Low and Below Investment Grade (High Yield) Securities Risk and Prepayment and Extension Risk.

Money Market Instruments

Money market instruments include cash equivalents and short-term debt obligations which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and

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loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. A Fund may also invest in affiliated and unaffiliated money market mutual funds, which invest primarily in money market instruments. See Types of Investments — Variable- and Floating-Rate Obligations and Types of Investments — Private Placement and Other Restricted Securities for more information.

With respect to money market securities, certain U.S. Government obligations are backed or insured by the U.S. Government, its agencies or its instrumentalities. Other money market securities are backed only by the claims paying ability or creditworthiness of the issuer.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank unconditionally guarantees their payment at maturity.

A Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Columbia Fund Family and other institutional clients of the Investment Manager.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with money market instruments include: Credit Risk, Inflation Risk, Interest Rate Risk, Issuer Risk, Money Market Fund Risk and Regulatory Risk.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security that represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

In the past Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. There can be no assurance that these or other agencies of the government will provide such support in the future. The future status of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.

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Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. See Types of Investments — Stripped Securities for more information.

Collateralized Mortgage Obligations (CMOs) are hybrid mortgage-related instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass-through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage Pass-Through Securities are interests in pools of mortgage-related securities that differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Mortgage-Backed and Other Asset-Backed Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities.

Municipal securities may include municipal bonds, municipal notes and municipal leases, which are described below. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions. See Types of Investments — Commercial Paper for more information.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand, usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers and may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. In general, municipal lease obligations are unrated, in which case they will be determined by a Fund’s portfolio manager to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated.

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Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return. The municipal bond market is characterized by a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than for other security markets. See Appendix A for a discussion of securities ratings. (See Types of Investments — Debt Obligations.)

Standby Commitments. Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker-dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with standby commitments include: Counterparty Risk, Market Risk and Municipal Securities Risk.

Taxable Municipal Obligations. Interest or other investment return is subject to federal income tax for certain types of municipal obligations for a variety of reasons. These municipal obligations do not qualify for the federal income tax exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

For more information about the key risks associated with investments in municipal securities of particular states, see Appendix B. See Appendix A for a discussion of securities ratings. (See Types of Investments — Debt Obligations.)

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with municipal securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Market Risk, Municipal Securities Risk and Municipal Securities Risk/Health Care Sector Risk.

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Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, Types of Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies).

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with loan participations include: Confidential Information Access Risk, Credit Risk and Interest Rate Risk.

Partnership Securities

The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (“NYSE Alternext”) (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with partnership securities include: Interest Rate Risk, Issuer Risk, Liquidity Risk and Market Risk.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. See Types of Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with preferred stock include: Convertible Securities Risk, Issuer Risk, Liquidity Risk and Market Risk.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with private placement and other restricted securities include: Issuer Risk, Liquidity Risk, Market Risk and Confidential Information Access Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with REITs include: Interest Rate Risk, Issuer Risk, Market Risk and Real Estate-Related Investment Risk.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include: Counterparty Risk, Credit Risk, Issuer Risk, Market Risk and Repurchase Agreements Risk.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time (normally within 7 days) and price which reflects an interest payment. A Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, Issuer Risk, Market Risk and Reverse Repurchase Agreements Risk.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of the securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of its effective leverage. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when a Fund’s portfolio manager believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with short sales include: Leverage Risk, Market Risk and Short Selling Risk.

Sovereign Debt

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Types of Investments — Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.

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Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with sovereign debt include: Credit Risk, Emerging Markets Securities Risk, Foreign Securities Risk, Issuer Risk and Market Risk.

Standby Commitments

See Types of Investments — Municipal Securities above.

Stripped Securities

Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, (SMBS) also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with stripped securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, Prepayment and Extension Risk and Stripped Securities Risk

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments.

Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institutions balance sheet.

The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.

The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.

The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

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If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with trust- preferred securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments — Variable- and Floating-Rate Obligations for more information.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Fannie Mae, Freddie Mac, Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. Government, placed the Freddie Mac and Fannie Mae into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. Because a Fund may invest in U.S. Government obligations, the value of a Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. Government’s credit rating. While the long-term impact of the downgrade is uncertain. See Appendix A for a description of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with U.S. Government and related obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, Reinvestment Risk and U.S. Government Obligations Risk.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations are debt instruments that provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor (as lender), and the borrower. The interest rates on these notes fluctuate. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of

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the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants on the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its rights and the rights of the syndicate against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that a Fund’s Portfolio Manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances the Investment Manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities.

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In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with variable- or floating-rate obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with warrants and rights include: Convertible Securities Risk, Credit Risk, Issuer Risk and Market Risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will designate liquid assets in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, a Fund’s portfolio manager may determine not to complete a transaction if he or she deems it appropriate to close out the transaction prior to its completion. In such cases, a Fund may realize short-term gains or losses.

To Be Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. See Types of Investments — Mortgage-Backed Securities and -Asset-Backed Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with when-issued, delayed delivery and forward commitment transactions include: Counterparty Risk, Credit Risk and Market Risk.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or

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government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk and Zero-Coupon Bonds Risk.

Information Regarding Risks

The following is a summary of risk characteristics associated with the various investment instruments available to the Funds for investment. A Fund’s risk profile is largely defined by the Fund’s primary portfolio holdings and principal investment strategies. However, most Funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a Fund at any time (for a description of principal risks and investment strategies for an individual Fund, please see that Fund’s prospectus):

Active Management Risk. Performance of actively managed Funds will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to a Fund’s active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategies. A Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. There is a risk that a Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Asset-Backed Securities Risk. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

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Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.

Concentration Risk. To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.

Confidential Information Access Risk. In managing the Fund, the Investment Manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The Investment Manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the Investment Manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the Investment Manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the Fund’s performance.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, the Fund will depend on analysis of credit risk more heavily than usual.

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Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk (related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price, each of which may result in significant and unanticipated losses to the Fund. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk/Commodity-Linked Structured Notes Risk. The use of commodity-linked structured notes is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a secondary (i.e. liquid) market, and risk of greater volatility than investments in traditional equity and debt markets.

If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value of the underlying investment. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked structured notes held in the Fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or to accurately value them. Investment in commodity-linked structured notes also subjects the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

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The value of the commodity-linked structured notes may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked structured note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

Derivatives Risk/Commodity-Linked Swaps Risk. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Commodity-linked swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund’s recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

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Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involves risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the risk that the instrument may be difficult to value), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the

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instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value), liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions in inverse floaters include interest rate risk (the risk of losses attributable to changes in interest rates), counterparty risk (the risk that the issuer of a security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments when due) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument),

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hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that it may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights. Investment in these instruments also subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in significant and unanticipated losses to the Fund).

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund’s investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be

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acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs the shares of which are purchased in reliance on Section 12(d)(1)(F) of the 1940 Act will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. Fluctuations in currency exchange rates may impact the value of foreign securities, without a change in the intrinsic value of those securities. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and the relatively less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks.

EuroZone-Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of Fund shares.

Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism (the ESM) or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs. There can be no assurance that these agencies will continue to intervene or provide further assistance and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems

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by European governments, central banks and others including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences.

In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers’ investment determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not be successful, in whole or in part. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The ability of the Fund to realize its investment objective(s) will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for a fund. This risk may be particularly important when one investor owns a substantial portion of a fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

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Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase may result in increased short-term capital gains, which will be taxable to the Fund’s shareholders as ordinary income.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of

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comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates.

These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector it operates, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

Mid-Cap Company Securities Risk. Securities of mid-capitalization companies (mid-cap companies) can, in certain circumstances, have more risk than securities of larger capitalization companies (larger companies). For example, mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be difficult and result in Fund investment losses. In addition, some mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of

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principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

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Real Estate-Related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has proposed amendments to money market regulation. These changes may have a significant impact on the operation of money market funds, which may, among other things, reduce yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

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Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders. Sovereign debt risk is increased for emerging market issuers.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Systems and Technology Risk. The Investment Manager and, as the case may be, any Fund subadvisers, use various technology in managing the Fund, consistent with its investment objective and strategy described in the Fund’s prospectus. For example, proprietary and third-party data and systems may be utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Technology and Technology-Related Investment Risk. Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. If a Fund concentrates its investments (or, invests a significant portion of its net assets in securities of technology and technology-related companies), the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not

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be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Zero-Coupon Bonds Risk. Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and affects the amounts distributed to its shareholders, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Borrowings

In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes.

Lending of Portfolio Securities

To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Adviser of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board. Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower.

If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.

The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.

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INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Manager and Subadvisers

Columbia Management Investment Advisers, LLC, located at 225 Franklin Street, Boston, MA 02110, is the investment adviser of the Funds and also serves as the investment adviser and/or administrator of other funds in the Columbia Fund Complex. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial, which is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial is a holding company, which primarily conducts business through its subsidiaries to provide financial planning, products and services that are designed to be utilized as solutions for clients’ cash and liquidity, asset accumulation, income, protection and estate and wealth transfer needs.

The Investment Manager has entered into a personnel-sharing arrangement with Threadneedle, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Pursuant to this arrangement, certain employees of Threadneedle may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in each Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to certain Funds on behalf of the Investment Manager.

Services Provided

Under the Investment Management Services Agreement, the Investment Manager has contracted to furnish each Fund with investment research and advice. For these services, unless otherwise noted, each Fund pays a monthly fee to the Investment Manager based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Investment Manager to the Trust, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties. Neither the Investment Manager, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any losses suffered by a Fund or its shareholders or creditors.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Manager pays all compensation of the Trustees and officers of the Trust who are employees of the Investment Manager or its affiliates, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund, unless otherwise noted, pays the Investment Manager an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund — Annual Fund Operating Expenses in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Investment Manager and/or its affiliates may from time to time waive fees and/or reimburse a Fund’s expenses. See the Fund’s prospectus for more information.

Statement of Additional Information – January 1, 2014	Page 63

Investment Management Fee Rates. The Investment Manager receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)	Annual rate at each asset level
AP – Alternative Strategies Fund	First $0.5	1.020%
	$0.5 to $1.0	0.975%
	$1.0 to $3.0	0.950%
	$3.0 to $6.0	0.930%
	Over $6.0	0.900%

AP – Core Plus Bond Fund	First $1.0	0.430%
Bond Fund	$1.0 to $2.0	0.420%
Intermediate Bond Fund	$2.0 to $6.0	0.400%
Corporate Income Fund	$6.0 to $7.5	0.380%
	$7.5 to $9.0	0.365%
	$9.0 to $12.0	0.360%
	$12.0 to $20.0	0.350%
	$20.0 to $24.0	0.340%
	$24.0 to $50.0	0.320%
	Over $50.0	0.300%

AP – Growth Fund	First $0.5	0.710%
Contrarian Core Fund	$0.5 to $1.0	0.665%
Global Dividend Opportunity Fund	$1.0 to $1.5	0.620%
Large Cap Growth Fund	$1.5 to $3.0	0.570%
Select Large Cap Growth Fund	$3.0 to $6.0	0.560%
	Over $6.0	0.540%

AP – Small Cap Equity Fund	First $0.25	0.900%
	$0.25 to $0.5	0.850%
	Over $0.5	0.800%

Balanced Fund	First $0.5	0.660%
Dividend Income Fund	$0.5 to $1.0	0.615%
	$1.0 to $1.5	0.570%
	$1.5 to $3.0	0.520%
	$3.0 to $6.0	0.510%
	Over $6.0	0.490%

CT Intermediate Municipal Bond Fund	First $0.5	0.400%
MA Intermediate Municipal Bond Fund	$0.5 to $1.0	0.350%
NY Intermediate Municipal Bond Fund	$1.0 to $3.0	0.320%
OR Intermediate Municipal Bond Fund	$3.0 to $6.0	0.290%
CA Tax-Exempt Fund	$6.0 to $7.5	0.280%
NY Tax-Exempt Fund	Over $7.5	0.270%

Emerging Markets Fund	First $0.25	1.100%
	$0.25 to $0.5	1.080%
	$0.5 to $0.75	1.060%
	$0.75 to $1.0	1.040%
	$1.0 to $1.5	0.800%
	$1.5 to $3.0	0.750%
	$3.0 to $6.0	0.710%
	Over $6.0	0.660%

Global Energy and Natural Resources Fund	First $1.0	0.690%
	$1.0 to $1.5	0.620%
	$1.5 to $3.0	0.570%
	$3.0 to $6.0	0.560%
	Over $6.0	0.540%

Greater China Fund	First $1.0	0.870%
	$1.0 to $1.5	0.800%
	$1.5 to $3.0	0.760%
	$3.0 to $6.0	0.720%
	Over $6.0	0.680%

Statement of Additional Information – January 1, 2014	Page 64

Fund	Assets (billions)	Annual rate at each asset level
HY Municipal Fund	First $1.0	0.470%
	$1.0 to $2.0	0.445%
	$2.0 to $3.0	0.420%
	$3.0 to $6.0	0.395%
	$6.0 to $7.5	0.370%
	$7.5 to $10.0	0.360%
	$10.0 to $15.0	0.350%
	$15.0 to $24.0	0.340%
	$24.0 to $50.0	0.320%
	Over $50.0	0.300%

Intermediate Municipal Bond Fund	First $1.0	0.410%
Tax-Exempt Fund	$1.0 to $2.0	0.385%
	$2.0 to $3.0	0.360%
	$3.0 to $6.0	0.335%
	$6.0 to $9.0	0.310%
	$9.0 to $10.0	0.300%
	$10.0 to $15.0	0.290%
	$15.0 to $24.0	0.280%
	$24.0 to $50.0	0.260%
	Over $50.0	0.250%

International Bond Fund	First $1.0	0.570%
	$1.0 to $2.0	0.525%
	$2.0 to $3.0	0.520%
	$3.0 to $6.0	0.515%
	$6.0 to $7.5	0.510%
	$7.5 to $12.0	0.500%
	$12.0 to $20.0	0.490%
	$20.0 to $50.0	0.480%
	Over $50.0	0.470%

Mid Cap Growth Fund	First $0.5	0.760%
	$0.5 to $1.0	0.715%
	$1.0 to $1.5	0.670%
	Over $1.5	0.620%

Pacific/Asia Fund	First $1.0	0.870%
	$1.0 to $1.5	0.800%
	$1.5 to $3.0	0.750%
	$3.0 to $6.0	0.710%
	Over $6.0	0.660%

Real Estate Equity Fund	First $1.0	0.690%
	$1.0 to $1.5	0.670%
	Over $1.5	0.620%

Small Cap Core Fund	First $0.5	0.790%
Small Cap Growth Fund I	$0.5 to $1.0	0.745%
Small Cap Value Fund I	Over $1.0	0.700%

Strategic Income Fund	First $0.5	0.530%
	$0.5 to $1.0	0.525%
	$1.0 to $2.0	0.515%
	$2.0 to $3.0	0.495%
	$3.0 to $6.0	0.480%
	$6.0 to $7.5	0.455%
	$7.5 to $9.0	0.440%
	$9.0 to $10.0	0.431%
	$10.0 to $15.0	0.419%
	$15.0 to $20.0	0.409%
	$20.0 to $24.0	0.393%
	$24.0 to $50.0	0.374%
	Over $50.0	0.353%

Statement of Additional Information – January 1, 2014	Page 65

Fund	Assets (billions)	Annual rate at each asset level
Technology Fund	First $0.5	0.870%
	$0.5 to $1.0	0.820%
	Over $1.0	0.770%

Ultra Short Term Bond Fund	All assets	0.250	%(1)

U.S. Treasury Index Fund	All assets	0.100%

Value and Restructuring Fund	First $3.0	0.690%
	$3.0 to $6.0	0.560%
	Over $6.0	0.540%

(1)	In return for the advisory fee, the Investment Manager has agreed to pay all of the operating costs and expenses of Ultra Short Term Bond Fund other than Independent Trustees fees and expenses, including their legal counsel, auditing expenses, interest incurred on borrowing by Ultra Short Term Bond Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses. This fee is sometimes referred to herein as the “Unified Fee.” Any custody credits are applied to offset Fund expenses prior to determining the expenses the Investment Manager is required to bear; however, the Investment Manager bears any custodian overdraft charges.

Risk Allocation Fund. The Investment Manager has implemented a schedule for Risk Allocation Fund’s investment advisory fees whereby the Fund pays (i) 0.00% advisory fee on its assets that are invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment management services fee to the Investment Manager; (ii) 0.10% advisory fee on its assets that are invested in third-party ETFs and mutual funds; and (iii) an advisory fee rate according to the following schedule on securities, instruments and other assets not described above, including affiliated funds that do not pay an investment management services fee to the Investment Manager, third-party closed-end funds, derivatives and individual securities:

Risk Allocation Fund	First $0.5	0.700%
	$0.5 to $1.0	0.690%
	$1.0 to $1.5	0.680%
	$1.5 to $3.0	0.670%
	$3.0 to $6.0	0.650%
	$6.0 to $12.0	0.625%
	Over $12.0	0.600%

In no event shall the advisory fee be negative even if the value of one of the categories is a negative amount (for instance, if the Fund’s liabilities exceed the value of assets in category (iii)). Although the fee for each category is calculated separately and there is no negative advisory fee, the Investment Manager currently intends to calculate the advisory fee by reducing (but not below $0) any advisory fee payable on one category by any negative advisory fee in another category. The Investment Manager may change this calculation methodology at any time.

Management Fees Paid. The table below shows the total management fees paid by each Fund for the last three fiscal periods. The table is organized by fiscal year end. For amounts waived or reimbursed by the Investment Manager, see Expense Limitations.

Management Fees

	Management Fees
Fund	2013	2012	2011
For Funds with fiscal period ending March 31
AP – Growth Fund	$6,230,101	—	—
Pacific/Asia Fund	2,513,389	$1,493,109	$366,433	*
Select Large Cap Growth Fund	31,192,885	32,252,320	18,091,873	*
For Funds with fiscal period ending April 30
Bond Fund(a)	6,213,824	9,867,994	4,317,620	*
Corporate Income Fund(a)	6,237,060	4,666,572	2,217,763	*
Intermediate Bond Fund(a)	13,418,625	14,158,418	7,418,391	*
Small Cap Value Fund I(b)	11,658,742	10,740,169	13,093,445
U.S. Treasury Index Fund(a)	400,928	465,104	382,965	*

Statement of Additional Information – January 1, 2014	Page 66

	Management Fees
Fund	2013	2012	2011
For Funds with fiscal period ending May 31
Dividend Income Fund(c)	$37,839,114	$18,535,458	$20,026,109
HY Municipal Fund(d)	4,621,066	3,435,899	3,084,968
Risk Allocation Fund(e)	51,020	—	—
For Funds with fiscal period ending July 31
Large Cap Growth Fund(f)	16,526,481	13,345,526	12,427,666
OR Intermediate Municipal Bond Fund(g)	1,992,185	1,715,839	2,201,895
Tax-Exempt Fund(h)	17,140,124	11,382,292	12,644,779
Ultra Short Term Bond Fund	4,262,492	2,729,842	2,591,553
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	5,713,001	1,570,915	—
AP – Core Plus Bond Fund	18,964,179	6,266,540	—
AP – Small Cap Equity Fund	4,261,994	1,163,423	—
Balanced Fund	8,516,272	6,967,277	3,750,889
Contrarian Core Fund(i)	16,485,570	10,862,663	7,499,179
Emerging Markets Fund(j)	8,951,551	7,947,668	4,726,989	*
Global Dividend Opportunity Fund	5,493,181	5,565,472	5,777,942
Global Energy and Natural Resources Fund(j)	2,956,409	6,717,718	4,436,667	*
Greater China Fund	1,833,662	1,944,751	2,368,709
Mid Cap Growth Fund	15,698,296	13,873,055	11,840,449
Small Cap Core Fund(i)	7,942,625	5,961,050	5,993,236
Small Cap Growth Fund I	8,867,134	8,072,792	9,319,430
Technology Fund	1,206,218	1,640,143	2,358,996
Value and Restructuring Fund(j)	16,455,919	45,264,126	38,529,807	*
	2012	2011	2010
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	2,174,124	1,781,596	1,967,168	*
CT Intermediate Municipal Bond Fund	865,432	945,991	1,183,608	*
Intermediate Municipal Bond Fund	10,291,609	9,448,247	10,257,413	*
International Bond Fund(k)	494,344	116,214	77,060	*
MA Intermediate Municipal Bond Fund	1,511,872	1,512,989	1,730,545	*
NY Intermediate Municipal Bond Fund	1,296,104	1,257,586	1,544,707	*
NY Tax-Exempt Fund	768,227	468,778	337,879	*
Strategic Income Fund(k)	17,539,908	10,514,321	11,174,533	*
For Funds with fiscal period ending December 31
Real Estate Equity Fund	3,927,019	3,831,112	2,589,427	*

*	Prior to May 1, 2010, these Funds were managed by the Previous Adviser. The figures in this table include the management fee paid to both the Investment Manager and the Previous Adviser during the relevant fiscal year. The table below shows the amount paid to each adviser separately during the relevant fiscal year:

	Management fees paid during fiscal period 2010 or 2011
Fund	Investment Manager	Previous Adviser
For Funds with fiscal period ending March 31
Pacific/Asia Fund	$343,550	$22,883
Select Large Cap Growth Fund	16,930,896	1,160,977
For Funds with fiscal period ending April 30
Bond Fund	4,015,797	301,822
Corporate Income Fund	2,030,164	187,599
Intermediate Bond Fund	6,836,700	581,691
U.S. Treasury Index Fund	352,604	30,361

Statement of Additional Information – January 1, 2014	Page 67

	Management fees paid during fiscal period 2010 or 2011
Fund	Investment Manager	Previous Adviser
For Funds with fiscal period ending May 31
Dividend Income Fund	$5,934,956	$7,295,736
HY Municipal Fund	524,788	2,361,306
For Funds with fiscal period ending July 31
Large Cap Growth Fund	2,643,515	3,959,944
OR Intermediate Municipal Bond Fund	799,938	1,515,769
Tax-Exempt Fund	6,340,827	4,490,488
Ultra Short Term Bond Fund	774,383	1,643,829
For Funds with fiscal period ending August 31
Balanced Fund	516,594	875,889
Contrarian Core Fund	1,604,740	1,929,231
Emerging Markets Fund	4,340,080	386,909
Global Dividend Opportunity Fund	1,486,665	3,136,677
Global Energy and Natural Resources Fund	4,071,386	365,281
Greater China Fund	717,794	1,561,766
Mid Cap Growth Fund	2,977,727	5,939,170
Small Cap Core Fund	1,882,143	2,495,915
Small Cap Growth Fund I	2,371,009	4,158,194
Technology Fund	765,180	1,638,840
Value and Restructuring Fund	34,923,979	3,605,829
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	982,935	984,233
CT Intermediate Municipal Bond Fund	602,895	580,713
Intermediate Municipal Bond Fund	5,165,472	5,091,941
International Bond Fund	7,487	69,573
MA Intermediate Municipal Bond Fund	885,980	844,565
NY Intermediate Municipal Bond Fund	781,694	763,013
NY Tax-Exempt Fund	171,758	166,121
Strategic Income Fund	949,914	10,224,619
For Funds with fiscal period ending December 31
Real Estate Equity Fund	1,814,394	775,033

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, Bond Fund paid management fees of $9,193,773, Corporate Income Fund paid management fees of $4,163,696, Intermediate Bond Fund paid management fees of $12,982,420 and U.S. Treasury Index Fund paid management fees of $429,804. For the fiscal period from April 1, 2012 to April 30, 2012, Bond Fund paid management fees of $674,221, Corporate Income Fund paid management fees of $502,876, Intermediate Bond Fund paid management fees of $1,175,998 and U.S. Treasury Index Fund paid management fees of $35,300. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.
(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.
(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $13,230,692.
(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, the management fees paid were $2,886,094.
(e)	For the period from June 19, 2012 (commencement of operations) to May 31, 2013.
(f)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $6,603,459.

Statement of Additional Information – January 1, 2014	Page 68

(g)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, the management fees paid were $2,315,707.
(h)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, the management fees paid were $10,831,315.
(i)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $3,533,971 for Contrarian Core Fund and $4,378,058 for Small Cap Core Fund.
(j)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, Emerging Markets Fund paid management fees of $5,473,855, Global Energy and Natural Resources Fund paid management fees of $5,262,966, and Value and Restructuring Fund paid management fees of $36,158,339. For the fiscal period from April 1, 2012 to August 31, 2012, Emerging Markets Fund paid management fees of $2,473,783, Global Energy and Natural Resources Fund paid management fees of $1,454,752, and Value and Restructuring Fund paid management fees of $9,105,787. For the fiscal years ended 2011, the information shown is from April 1, 2010 to March 31, 2011. For the fiscal year ended March 31, 2011, the management fees paid were $4,726,989 for Emerging Markets Fund, $4,436,667 for Global Energy and Natural Resources Funds and $38,529,807 for Value and Restructuring Fund.
(k)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, International Bond Fund paid management fees of $336,309, and Strategic Income Fund paid management fees of $11,871,078. For the fiscal period from June 1, 2012 to October 31, 2012, International Bond Fund paid management fees of $158,035, and Strategic Income Fund paid management fees of $5,668,830. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

Manager of Managers Exemption

The Funds have received an exemptive order from the SEC that permits the Investment Manager, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Subadvisory Agreements

The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. The Investment Manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets in accordance with objectives and investment strategies substantially similar to those of the applicable Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers. Subadvisers affiliated with the Investment Manager must be approved by shareholders.

The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The Investment Manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the Fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the Investment Manager to subadvisers for Funds that have subadvisers.

Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser(s)	Period of Service	Fee Rate
AP – Alternative Strategies Fund	AQR	Since commencement of operations	0.65% on the first $500 million declining to 0.50% as assets increase(1)
	Wasatch	Since commencement of operations	0.70% on the first $100 million declining to 0.60% as assets increase
	Water Island	Since commencement of operations	0.70% on the first $50 million declining to 0.60% as assets increase

Statement of Additional Information – January 1, 2014	Page 69

Fund	Subadviser(s)	Period of Service	Fee Rate
AP – Core Plus Bond Fund	Federated	Since commencement of operations	0.15% on the first $100 million declining to 0.08% as assets increase
	TCW	Since commencement of operations	0.18% on the first $500 million declining to 0.05% as assets increase
AP – Growth Fund	Loomis Sayles	Effective December 11, 2013	0.27% for all assets
AP – Small Cap Equity Fund	Conestoga	October 1, 2012	0.48% on all assets
	DGHM	Since commencement of operations	0.65% of the first $50 million declining to 0.35% as assets increase
	EAM	Since commencement of operations	0.50% of the first $100 million declining to 0.40% as assets increase

(1)	The fee is calculated based on the combined net assets of Columbia Funds subject to the subadviser’s investment management.

The following table shows the subadvisory fees paid by the Investment Manager to subadvisers in the last three fiscal periods or, if shorter, since the Fund’s commencement of operations. The table is organized by fiscal year end.

Subadvisory Fees

Fund	Subadviser	Subadvisory fees paid 2013
For funds with fiscal period ending March 31
Loomis Sayles (Effective as of December 11, 2013):
AP – Growth Fund	Loomis Sayles(a)	N/A
For funds with fiscal period ending August 31
AP – Alternative Strategies Fund	AQR	$912,940
	Wasatch	1,185,657
	Water Island	745,392
AP – Core Plus Bond Fund	Federated	1,516,526
	TCW	2,055,181
AP – Small Cap Equity Fund	Conestoga	531,558
	DGHM	524,799
	EAM	580,685

(a)	The subadviser began managing the Fund after the most recently completed fiscal year end; therefore there are no fees to report.

Additional Information About the Subadvisers.

AQR. AQR is a Delaware limited liability company formed in 1998 and is located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interest of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford S. Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership in AQR LP. Affiliated Managers Group, Inc., a publicly traded holding company, holds a minority interest in AQR Holdings.

Conestoga. Conestoga is a Delaware limited liability company located at 259 N. Radnor-Chester Road, Radnor Court Suite 120, Radnor, PA 19087. Conestoga is an employee-owned independent registered investment adviser. Conestoga was organized in 2001 and provides investment management services to institutional and individual clients.

DGHM. DGHM is a Delaware limited liability company located at 565 Fifth Avenue, Suite 2101, New York, New York 10017. DGHM is 80% owned by Boston Private Financial Holdings, Inc., which is organized as a bank holding company focusing on wealth management through private banking and investment services. The remaining 20% interest in DGHM is employee owned. REMS provides advisory services with respect to investments that the portion of the AP – Small Cap Equity Fund managed by DGHM may make in REITs. REMS is located at 1100 Fifth Avenue South, Suite 305, Naples, Florida 34102. The principal owners of REMS are Edward W. Turville, John E. Webster, John S. Whitaker, Michael H. Shelly and Beach Investment Management, LLC.

Statement of Additional Information – January 1, 2014	Page 70

EAM. EAM is located at 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, California 92007. Prior to June 13, 2011, the firm was named Eudaimonia Asset Management, LLC. EAM employees/members own approximately 56% of EAM and Bryon C. Roth, through a majority ownership of CR Financial Holdings, Inc., indirectly owns the remaining 44% interest in the firm.

Federated. Federated is a wholly-owned subsidiary of Federated Investors, Inc. and is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated Advisory Services Company, an affiliate of Federated, provides certain support services to Federated. The fee for these services is paid by Federated and not by AP – Core Plus Bond Fund.

TCW. TCW, which is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is a wholly-owned subsidiary of The TCW Group, Inc. On February 6, 2013, The Carlyle Group acquired The TCW Group, Inc. from Société Générale, S.A. (the Carlyle Transaction).

Wasatch. Wasatch, which is located at 505 Wakara Way, Salt Lake City, Utah 84108, is a wholly-owned subsidiary of WA Holdings, Inc., which is 100% owned by the employees of Wasatch.

Water Island. Water Island is located at 41 Madison Avenue, 42nd Floor, New York, New York 10010. John S. Orrico, President of Water Island, controls Water Island.

Portfolio Managers. The following table provides information about the portfolio managers of each Fund as of the end of the applicable Fund’s most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end.

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
For Funds with fiscal year ending March 31
AP – Growth Fund	Columbia Management:
	Thomas M. Galvin, CFA	6 RICs 1 PIV 47 other accounts	$5.40 billion $64.92 million $2.34 billion	None	None	(2)	(13)
	Richard A. Carter	4 RICs 1 PIV 43 other accounts	$5.38 billion $64.92 million $2.11 billion	None	None
	Todd D. Herget	4 RICs 1 PIV 47 other accounts	$5.38 billion $64.92 million $2.11 billion	None	None
	Loomis Sayles (effective as of December 11, 2013):
	Aziz Hamzaogullari, CFA	6 RICs 3 PIVs 59 other accounts	$4.2 billion $56.1 million $2.5 billion	1 PIV ($452 million)	None	(8)	(22)
Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	3 RICs 1 PIV 11 other accounts	$2.24 billion $341.77 million $58.26 million	None	$10,001 – $50,000(b)	(2)	(13)
	Daisuke Nomoto CMA (SAAJ)	2 RICs 3 other accounts	$234.19 million $410,089	None	$50,001 – $100,000(a) $100,001 – $500,000(b)

Statement of Additional Information – January 1, 2014	Page 71

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
Select Large Cap Growth Fund	Thomas M. Galvin, CFA	6 RICs 1 PIV 47 other accounts	$1.35 billion $64.92 million $2.34 billion	None	Over $1,000,000(a) $10,000 – $50,000(b)	(2)	(13)
	Richard A. Carter	4 RICs 1 PIV 43 other accounts	$1.33 billion $64.92 million $2.11 billion	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
	Todd D. Herget	4 RICs 1 PIV 47 other accounts	$1.33 billion $64.92 million $2.11 billion	None	$100,001 – $500,000(a)
For the Funds with fiscal year ending April 30
Bond Fund	Carl W. Pappo, CFA	4 RICs 7 PIVs 20 other accounts	$14.21 billion $2.13 billion $1.53 billion	None	None	(2)	(13)
	Michael Zazzarino	5 RICs 2 PIVs 10 other accounts	$15.59 billion $322.91 million $86.90 million	None	$1 – $10,000(a) $1 – $10,000(b)
Corporate Income Fund	Tom Murphy, CFA	3 RICs 19 PIVs 31 other accounts	$3.89 billion $33.47 billion $2.61 billion	None	None	(2)	(13)
	Tim Doubek, CFA	2 RICs 25 other accounts	$3.89 billion $1.31 billion	None	None
	Brian Lavin, CFA	12 RICs 1 PIV 2 other accounts	$27.82 billion $8.96 million $2.10 million	None	None
Intermediate Bond Fund	Brian Lavin, CFA	12 RICs 1 PIV 2 other accounts	$23.79 billion $8.96 million $2.10 million	None	None	(2)	(13)
	Carl W. Pappo, CFA	4 RICs 7 PIVs 20 other accounts	$9.96 billion $2.13 billion $1.53 billion	None	$50,001 – $100,000(b)
	Michael Zazzarino	5 RICs 2 PIVs 10 other accounts	$11.33 billion $322.91 million $86.90 million	None	$1 – 10,000(b)
Small Cap Value Fund I	Jeremy Javidi, CFA	2 RICs 1 PIV 8 other accounts	$493.45 million $120.39 million $58.90 million	1 Other Account – $31.80 million	$100,001 – $500,000(a) $10,001 – $50,000(b)	(2)	(13)
	John S. Barrett, CFA	2 RICs 1 PIV 9 other accounts	$493.45 million $120.39 million $58.10 million	None	$10,001 – $50,000(b)
U.S. Treasury Index Fund	William Finan	2 other accounts	$397,401	None	None	(2)	(13)
	Orhan Imer, PhD, CFA	7 RICs 1 PIV 4 other accounts	$1.65 billion $39.58 million $627,774	None	None
For Funds with fiscal year ending May 31
Dividend Income Fund	Michael S. Barclay, CFA	1 RIC 1 PIV 70 other accounts	$57.46 million $785.42 million $1.23 billion	None	$10,001 – $50,000(b)	(2)	(13)
	Richard E. Dahlberg, CFA	3 RICs 1 PIV 81 other accounts	$82.90 million $785.42 million $1.24 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	Scott L. Davis	3 RICs 1 PIV 75 other accounts	$82.90 million $785.42 million $1.28 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	David L. King, CFA	4 RICs 7 other accounts	$2.11 billion $51.83 million	None	Over $1,000,000(a) $10,001 – $50,000(b)

Statement of Additional Information – January 1, 2014	Page 72

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
High Yield Municipal Fund	Chad H. Farrington, CFA	7 other accounts	$475,000	None	$50,001 – $100,000(a) $50,001 – $100,000(b)	(2)	(13)
Risk Allocation Fund	Jeffrey L. Knight	18 RICs 3 other accounts	$59.77 billion $1.49 million	None	None	(1), (2)	(13)
	Todd White	6 RICs 10 other accounts	$4.17 billion $7.50 million	None	$500,001 – $1,000,000(a)
	Anwiti Bahuguna, PhD	8 RICs 19 PIVs 18 other accounts	$7.29 billion $1.51 billion $115.78 million	None	$1 – $10,000(b)
	Fred Copper, CFA	7 RICs 1 PIV 7 other accounts	$2.76 billion $248.22 million $46.00 million	None	None
	Kent M. Peterson, PhD	7 RICs 4 other accounts	$4.20 billion $514,812.84	None	$10,001 – $50,000(b)
	Beth M. Vanney, CFA	7 RICs 4 other accounts	$6.43 billion $332,496	None	None
For Funds with fiscal year ending July 31
Large Cap Growth Fund	Peter R. Deininger	2 RICs 1 PIV 10 other accounts	$1.23 billion $104.24 million $319.54 million	None	$50,001 – $100,000(b)	(2)	(13)
	John T. Wilson, CFA	2 RICs 1 PIV 10 other accounts	$1.24 billion $104.24 million $329.74 million	None	$10,001 – $50,000(b) $500,001 – $1,000,000(a)
Oregon Intermediate Municipal Bond Fund	Brian M. McGreevy	11 RICs 7 other accounts	$4.28 billion $452.47 million	None	None	(2)	(13)
Tax-Exempt Fund	Kimberly A. Campbell	4 PIVs 11 other accounts	$622.72 million $242,878.37	None	$50,001 – $100,000(b)	(2)	(13)
Ultra Short Term Bond Fund	Leonard A. Aplet, CFA	6 RICs 18 PIVs 64 other accounts	$13.79 billion $3.68 billion $8.10 billion	None	None	(2)	(13)
	Mary K. Werler, CFA	18 other accounts	$574,609.19	None	None
For Funds with fiscal year ending August 31
AP – Alternative Strategies Fund	AQR:
	Clifford S. Asness, Ph.D.	30 RICs 37 PIVs 57 other accounts	$13.8 billion $9.8 billion $20.5 billion	3 RICs ($2.7 billion) 35 PIVs ($9.2 billion) 16 other accounts ($6.1 billion)	None	(3)	(17)
	Brian K. Hurst	11 RICs 33 PIVs 23 other accounts	$12.8 billion $20.1 billion $10.9 billion	30 PIVs ($19.1 billion) 6 other accounts ($3.4 billion)	None
	John M. Liew, Ph.D.	17 RICs 30 PIVs 28 other accounts	$12.8 billion $7.3 billion $11.7 billion	28 PIVs ($6.5 billion) 8 other accounts ($3.4 billion)	None
	Yao Hua Ooi	11 RICs 22 PIVs 2 other accounts	$12.8 billion $14.9 billion $0.5 billion	21 PIVs ($14.5 billion) 1 other account ($0.1 billion)	None

Statement of Additional Information – January 1, 2014	Page 73

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
Wasatch:
	Michael L. Shinnick	1 RIC 1 other account	$2.2 billion $211 million	None	None	(11)	(25)
	Ralph C. Shive, CFA	1 RIC 1 other account	$2.2 billion $211 million	None	None
Water Island:
	John S. Orrico, CFA	5 RICs 1 PIV	$3.178 billion $15.485 million	None	None	(12)	(26)
	Gregory Loprete	2 RICs	$117.591 million	None	None
	Todd W. Munn	5 RICs 1 PIV	$3.178 billion $15.485 million	None	None
	Roger P. Foltynowicz	5 RICs 1 PIVs	$3.178 billion $15.485 million	None	None
AP – Core Plus Bond Fund	Columbia Management:
	Carl W. Pappo, CFA	4 RICs 7 PIVs 7 other accounts	$10.58 billion $2.04 billion $1.74 million	None	None	(2)	(13)
	Brian Lavin, CFA	12 RICs 1 PIV 6 other accounts	$22.01 billion $9.02 million $2.28 million	None	None
	Michael Zazzarino	5 RICs 1 PIV 11 other accounts	$11.82 billion $301.94 million $83.88 million	None	None
Federated:
	Jerome D. Conner, CFA	1 RIC	$50.0 million	None	None	(7)	(21)
	Donald T. Ellenberger	6 RICs 1 PIV 8 other accounts	$6.9 billion $2.0 billion $1.4 billion	None	None
TCW:
	Tad Rivelle	22 RICs 37 PIVs 205 other accounts	$43.110 billion $5.082 billion $27.660 billion	2 RICs ($237.6 million) 29 PIVs ($4.150 billion) 6 other accounts ($2.282 billion)	None	(9)	(23)
	Stephen M. Kane, CFA	24 RICs 40 PIVs 205 other accounts	$38.788 billion $5.489 billion $27.796 billion	2 RICs ($237.6 million) 30 PIVs ($4.544 billion) 6 other accounts ($2.282 billion)	None
	Laird R. Landmann	23 RICs 37 PIVs 205 other accounts	$38.790 billion $5.082 billion $27.796 billion	1 RIC ($231.6 million) 29 PIVs ($4.150 billion) 6 other accounts ($2.282 billion)	None
AP – Small Cap Equity Fund	Columbia Management:
	Jarl Ginsberg, CFA	1 RIC 13 other accounts	$1.78 billion $41.25 million	None	None
	Christian K. Stadlinger, PhD, CFA	1 RIC 13 other accounts	$1.78 billion $49.98 million	None	None
Conestoga:
	William C. Martindale, Jr.(f)	3 RICs 1 PIV 58 other accounts	$588.9 million $38.3 million $43.4 million	None	None	(4)	(18)
	Robert M. Mitchell	3 RICs 1 PIV 141 other accounts	$588.9 million $38.3 million $540.2 million	None	None
	Joseph F. Monahan(g)	0 RICs 0 PIVs 0 other accounts	$0	None	None

Statement of Additional Information – January 1, 2014	Page 74

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
DGHM:
	Jeffrey C. Baker, CFA	2 RICs 6 PIVs 75 other accounts	$62 million $212 million $1.155 million	3 PIVs ($39 million) 2 other accounts ($163 million)	None	(5)	(19)
	Bruce H. Geller, CFA	2 RICs 6 PIVs 75 other accounts	$62 million $212 million $1.155 million	3 PIVs ($39 million) 2 other accounts ($163 million)	None
	Peter A. Gulli	2 RICs 6 PIVs 75 other accounts	$62 million $212 million $1.155 million	3 PIVs ($39 million) 2 other accounts ($163 million)	None
	Edward W. Turville, CFA (with REMS)	2 RICs 6 PIVs 75 other accounts	$62 million $12 million $1.155 million	3 PIVs ($39 million) 2 other accounts ($163 million)	None
EAM:
	Montie L. Weisenberger	1 RIC 1 PIV 5 other accounts	$89.529 million $134.785 million $27.382 million	None	None	(6)	(20)
Balanced Fund	Leonard A. Aplet, CFA	6 RICs 18 PIVs 65 other accounts	$16.47 billion $7.61 billion $7.39 billion	None	$1 – $10,000(b) $50,001 – $100,000(a)	(2)	(13)
	Brian Lavin, CFA	12 RICs 1 PIV 6 other accounts	$24.42 billion $9.02 million $2.28 million	None	None
	Gregory S. Liechty	2 RICs 15 PIVs 42 other accounts	$2.99 billion $2.70 billion $7.24 billion	None	$10,001 – $50,000(b)
	Guy W. Pope, CFA	9 RICs 3 PIVs 44 other accounts	$8.29 billion $131.53 million $1.04 billion	None	$100,001 – $500,000(a)
	Ronald B. Stahl	2 RICs 15 PIVs 42 other accounts	$1.92 billion $2.70 billion $7.24 billion	None	$1 – $10,000(b) $100,001 – $500,000(a)
Contrarian Core Fund	Guy W. Pope, CFA	9 RICs 3 PIVs 44 other accounts	$6.58 billion $131.53 million $1.04 billion	None	$100,001 – $500,000(b) $500,001 – $1,000,000(a)	(2)	(13)
Emerging Markets Fund	Robert B. Cameron	1 RIC 1 PIV 8 other accounts	$873.80 million $401.77 million $67.29 million	None	$10,001 – $50,000(b)	(2)	(13)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM, CMA	3 RICs 1 PIV 12 other accounts	$1.36 billion $401.77 million $67.03 million	None	None
	Dara J. White, CFA	3 RICs 1 PIV 7 other accounts	$950.77 million $401.77 million $67.12 million	None	$100,001 – $500,000(b) $50,001 – $100,000(a)
Global Energy and Natural Resources Fund	Josh Kapp	1 PIV 4 other accounts	$18.74 million $908,324.53	None	$10,001 – $50,000(b)	(2)	(13) (14)
	Jonathan Mogil, CFA	9 other accounts	$1.63 million	None	None
	Colin Moore	7 RICs 2 other accounts	$2.24 billion $1.21 million	None	None

Statement of Additional Information – January 1, 2014	Page 75

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
Global Dividend Opportunity Fund	Steven R. Schroll	9 RICs 1 PIV 14 other accounts	$14.23 billion $5.79 million $608.24 million	None	$100,001 – $500,000(b)	(2)	(13)
	Paul F. Stocking	9 RICs 1 PIV 18 other accounts	$14.23 billion $5.79 million $622.16 million	None	None
	Dean A. Ramos	9 RICs 1 PIV 14 other accounts	$14.23 billion $5.79 million $548.85 million	None	None
Greater China Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM, CMA	3 RICs 1 PIV 12 other accounts	$2.38 billion $401.77 million $67.03 million	None	$10,001 – $50,000(b)	(2)	(13)
Mid Cap Growth Fund	George J. Myers, CFA	5 RICs 3 PIVs 17 other accounts	$2.21 billion $280.91 million $166.18 million	None	$50,001 – $100,000(b) $10,001 – $50,000(a)	(2)	(13)
	Brian D. Neigut	5 RICs 3 PIVs 14 other accounts	$2.21 billion $280.91 million $165.50 million	None	$10,001 – $50,000(b)
	James E. King(2)	3 RICs 2 PIVs 8 other accounts	$1.58 billion $281.84 million $15.21 million	None	$10,001 – $50,000(b)
	William Chamberlain, CFA(2)	2 RICs 2 PIVs 6 other accounts	$1.44 billion $281.84 million $14.83 million	None	$10,001 – $50,000(b)
Small Cap Core Fund	Richard D’Auteuil	1 PIV 35 other accounts	$143.44 million $857.25 million	None	$100,001 – $500,000(b) $100,001 – $500,000(a)	(2)	(13)
	Jeffrey Hershey, CFA	1 PIV 17 other accounts	$143.44 million $846.84 million	None	$10,001 – $50,000(b)
	Paul S. Szczygiel, CFA	1 PIV 14 other accounts	$143.44 million $853.70 million	None	None
Small Cap Growth Fund I	Wayne M. Collette, CFA	6 RICs 3 PIVs 11 other accounts	$3.63 billion $280.91 million $168.04 million	None	$50,001 – $100,000(b)	(2)	(13)
	Lawrence W. Lin, CFA	5 RICs 3 PIVs 9 other accounts	$2.10 billion $280.91 million $1.47 million	None	$10,001 – $50,000(b) $10,001 – $50,000(a)
	Rahul Narang(2)	2 RICs 6 other accounts	$204.88 million $491,395.64	None	None
Technology Fund	Wayne M. Collette, CFA	6 RICs 3 PIVs 11 other accounts	$4.86 billion $280.91 million $168.04 million	None	$50,001 – $100,000(b) $1 – $10,000(a)	(2)	(13)
	Rahul Narang(3)	6 other accounts	$483,471.08	None	$50,001 – $100,000(b)
Value and Restructuring Fund	Guy W. Pope, CFA	9 RICs 3 PIVs 44 other accounts	$7.76 billion $131.53 million $1.04 billion	None	$50,001 – $100,000(b) $1 – $10,000(a)	(2)	(13)
	J. Nicholas Smith, CFA	136 other accounts	$303.09 million	None	$10,001 – $50,000(b) $100,001 – $500,000(a)

Statement of Additional Information – January 1, 2014	Page 76

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance-Based Accounts**
For Funds with fiscal year ending October 31(1)
CA Tax-Exempt Fund	Catherine Stienstra	6 RICs 1 PIV 6 other accounts	$3.67 billion $84.06 million $1.10 billion	None	None	(2)	(13)
CT Intermediate Municipal Bond Fund	Brian McGreevy	11 RICs 8 other accounts	$5.29 billion $448.07 million	None	None	(2)	(13)
Intermediate Municipal Bond Fund	Paul F. Fuchs	4 RICs 6 PIVs 4 other accounts	$1.02 billion $1.09 billion $354,000	None	None	(2)	(13)
	Brian McGreevy	11 RICs 8 other accounts	$2.74 billion $448.07 million	None	$10,001 – $50,000(b)
International Bond Fund	C. Michael Ng	5 other accounts	$11.90 million	None	None	(2)	(14)
	Nicholas Pifer	6 RICs 10 other accounts	$3.21 billion $423.40 million	None	None
	Threadneedle:
	Jim Cielinski(d)	4 PIVs 1 other account	$1.07 billion $39.9 million	2 PIVs ($209.3 M)	None(e)	(10)	(24)
	Matthew Cobon(d)	3 PIVs	$832.0 million	3 PIVs ($832 M)	None(e)
MA Intermediate Municipal Bond Fund	Paul F. Fuchs	4 RICs 6 PIVs 4 other accounts	$3.40 billion $1.09 billion $354,000	None	None	(2)	(13)
	Brian McGreevy	11 RICs 8 other accounts	$5.12 billion $448.07 million	None	$100,001 – $500,000(a)
NY Intermediate Municipal Bond Fund	Paul F. Fuchs	4 RICs 6 PIVs 4 other accounts	$3.44 billion $1.09 billion $354,000	None	None	(2)	(13)
	Brian McGreevy	11 RICs 8 other accounts	$5.16 billion $448.07 million	None	None
NY Tax-Exempt Fund	Catherine Stienstra	6 RICs 1 PIV 6 other accounts	$4.03 billion $84.06 million $1.10 billion	None	None	(2)	(13)
Strategic Income Fund	Brian Lavin	14 RICs 2 other accounts	$23.06 billion $1.73 million	None	None	(2)	(13)
	Colin Lundgren	7 RICs 3 other accounts	$49.43 billion $976.61 million	None	$100,001 – $500,000(b)
	Zach Pandl	0 RICs 4 other accounts(1)	$0 $32,600	None	None
	Gene Tannuzzo	8 RICs 10 other accounts	$50.29 billion $1.13 billion	None	$50,001 – $100,000(a) $50,001 – $100,000(b)
For the Fund with fiscal year ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	9 other accounts	$1.13 million	None	$1– $10,000(a)	(2)	(13)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(c)	Additionally, the portfolio manager holds investments in notional shares of the fund in the range of $10,001 – $50,000.
(d)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of June 30, 2013.
(e)	The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.
(f)	Mr. Martindale will no longer serve the fund as co-manager effective January 1, 2014.
(g)	The portfolio manager began managing the fund effective January 1, 2014.
(1)	Account information provided as of December 31, 2012.
(2)	Account information provided as of September 30, 2013.
(3)	Account information provided as of August 31, 2013.

Statement of Additional Information – January 1, 2014	Page 77

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

•

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other Funds.

•	The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

To the extent a fund-of-funds invest in securities and instruments other than other Funds, the portfolio manager is subject to the potential conflicts of interest described in (2) below.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(2)	Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The effects of this potential conflict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.

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Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

To the extent a Fund invests in underlying Funds, a portfolio manager will be subject to the potential conflicts of interest described in (1) above.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(3)	AQR Portfolio Manager Conflicts of Interest. Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families.

Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Fund can present certain conflicts of interest.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner believed to be equitable under the circumstances. As a result of the allocations, there may be instances when the Fund will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Fund.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) to seek to address potential conflicts that may arise in connection with the management of the Funds, separately managed accounts and other accounts.

(4)	Conestoga Portfolio Manager Conflicts of Interest. Like other investment professionals with multiple clients, portfolio managers may face certain potential conflicts of interest in connection with managing both the portion of the Fund’s assets allocated to Conestoga (Conestoga’s Sleeve) and other accounts at the same time. Conestoga has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that Conestoga’s portfolio managers face in this regard. Certain of those conflicts of interest are summarized below.

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The management of accounts with different advisory or sub-advisory fee rates and/or fee and expense structures may raise certain potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee, or higher profit margin accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for a fund. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits among Conestoga’s Sleeve and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Conestoga’s Sleeve and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of Conestoga’s Sleeve as well as other accounts, the Conestoga’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to Conestoga’s Sleeve or the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by Conestoga’s Sleeve to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager has adopted compliance procedures that provide that any transactions between the Fund and another account managed by Conestoga are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of Conestoga’s Sleeve and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for Conestoga’s Sleeve that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for Conestoga’s Sleeve, even though it could have been bought or sold for Conestoga’s Sleeve at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security. There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

The portfolio manager(s) also may have other potential conflicts of interest in managing Conestoga’s Sleeve, and the description above is not a complete description of every conflict that could exist in managing Conestoga’s Sleeve and other accounts. Many of the potential conflicts of interest to which the Conestoga’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager or other subadvisers of the Fund.

(5)	DGHM Portfolio Manager Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the investments of the portion of the Fund’s assets allocated to DGHM (DGHM’s Sleeve), on the one hand, and the investments of the other accounts, on the other. The other accounts include hedge funds, separately managed private clients and discretionary 401(k) accounts (“Other Accounts”). The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by DGHM’s Sleeve.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of DGHM’s Sleeve. The portfolio managers know the size and timing of trades for DGHM’s Sleeve and the Other Accounts, and may be able to predict the market impact of the DGHM’s Sleeve trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of DGHM’s Sleeve, or vice versa.

Investment Opportunities. DGHM provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products.

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Differences in the compensation structures of DGHM’s investment products may give rise to a conflict of interest by creating an incentive for DGHM to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

(6)	EAM Portfolio Manager Conflicts of Interest. The portfolio manager is responsible for managing other accounts invested in the same strategy as the portion of the Fund’s assets allocated to EAM (EAM’s Sleeve). These other accounts include separately managed accounts for pension funds. In addition, other EAM portfolio managers manage accounts which have similar investment strategies and may invest in some of the same securities as EAM’s Sleeve or the Fund.

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of EAM’s Sleeve, on the one hand, and the management of other accounts, on the other. For example, an investment opportunity may be suitable for both EAM’s Sleeve and other accounts, but may not be available in sufficient quantities for both EAM’s Sleeve and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by EAM’s Sleeve and another account. Whenever decisions are made to buy or sell securities by EAM’s Sleeve and one or more of the other accounts simultaneously, EAM or the portfolio managers may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances when EAM’s Sleeve will not participate in a transaction that is allocated among other accounts or that may not be allocated the full amount of the securities sought to be traded. Another potential conflict may arise when a portfolio manager may have an incentive to allocate opportunities to an account where EAM and the portfolio manager have a greater financial incentive, such as a performance fee account.

EAM has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address these potential conflicts.

(7)	Federated Portfolio Manager Conflicts of Interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). Federated has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8)	Loomis Sayles Portfolio Manager Conflicts of Interest (Effective December 11, 2013). Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. The goal of Loomis Sayles is to meet its fiduciary obligation with respect to all clients. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements.

(9)	TCW Portfolio Manager Conflicts of Interest. TCW’s portfolio managers could favor one account over another in allocating new investment opportunities that have limited supply, such as (by way of example but not limitation) initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of a particular initial public offering.

A TCW portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a TCW portfolio manager decides to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable

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price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a TCW portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons. Circumstances may also arise in which the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the TCW portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such clients.

A TCW portfolio manager potentially could favor an account if that portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the TCW portfolio manager. If, for example, the TCW portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the TCW portfolio manager may have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if TCW receives a performance-based advisory fee from an account, the TCW portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

A portfolio manager may have an incentive to favor an account if the TCW portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the TCW portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the TCW portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

TCW determines which broker to use to execute each order, consistent with its duty to seek best execution, and aggregates like orders where it believes doing so is beneficial to its client accounts. However, with respect to certain separate accounts, TCW may be limited by the clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, TCW may place separate, non-simultaneous transactions for the Core Fixed Income and U.S. Fixed Income Funds and another account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a TCW portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, TCW seeks to avoid such potentially conflicting situations. However, where a TCW portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

TCW has in place a Code of Ethics designed to minimize conflicts of interest between clients and its investment personnel. TCW also reviews potential conflicts of interest through its Trading and Allocation Committee.

(10)	Threadneedle Portfolio Manager Conflicts of Interest. Threadneedle portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, a portfolio manager’s responsibilities at Threadneedle include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

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(11)	Wasatch Portfolio Manager Conflicts of Interest. There may be certain inherent conflicts of interest that arise in connection with a portfolio manager’s management of the portion of the Fund’s assets allocated to Wasatch (Wasatch’s Sleeve) and the investments of any other fund or client accounts Wasatch or the respective portfolio managers also manages, including Cross Creek Capital, L.P., a pooled investment vehicle whose general partner is an indirect wholly-owned subsidiary of Wasatch and may receive a performance based fee from Cross Creek Capital, L.P. Such conflicts include allocation of investment opportunities among Wasatch’s Sleeve and other accounts managed by Wasatch or the portfolio manager; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by Wasatch or the portfolio manager and the allocation of such orders across such accounts; and any soft dollar arrangements that Wasatch may have in place that could benefit Wasatch’s Sleeve and/or other accounts. Additionally, some funds or accounts managed by a portfolio manager may have different fee structures, including performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To minimize the effects of these inherent conflicts of interest, Wasatch has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential conflicts associated with managing portfolios for multiple clients, including the Fund, and seeks to ensure that no one client is intentionally favored at the expense of another.

(12)	Water Island Portfolio Manager Conflicts of Interest. The fact that the portfolio managers serve as both portfolio managers of the portion of the Fund’s assets allocated to Water Island (Water Island’s Sleeve) and the other account creates the potential for conflicts of interest. However, Water Island does not believe that their overlapping responsibilities or the various elements of their compensation present any material conflict of interest for the following reasons:

•	Water Island’s Sleeve and the other account are similarly managed;

•	Water Island follows strict and detailed written allocation procedures designed to allocate securities purchases and sales between the Funds and the other account in a fair and equitable manner;

•	Water Island has adopted policies limiting the ability of the portfolio managers to cross trade securities between Water Island’s Sleeve and other accounts; and

•	all allocations are subject to review by Water Island’s chief compliance officer.

Structure of Compensation

(13)	Columbia Management. Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Mutual funds, in most cases including the mutual funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of Mutual Funds and other accounts managed by the employee versus benchmarks and peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the mutual funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia mutual funds.

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Employees have the option of selecting from various Columbia mutual funds for their mutual fund deferral account, however portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia mutual fund(s) they manage. Mutual fund deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals.

Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia Management profitability for the year, which is largely determined by assets under management.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(14)	Columbia Management. The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) long-term incentive awards in the form of Ameriprise Financial stock options and restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Moore, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Moore includes a long-term incentive awards paid in cash that are based on the performance of Ameriprise Financial over rolling three-year periods.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(15)	Columbia Management. Portfolio manager compensation is typically comprised of (i) a base salary, and (ii) an annual cash bonus. The annual cash bonus is paid from team bonus pools. Funding for two of the bonus pools is based upon a percentage of profits or revenue generated by the institutional portfolios they manage. The portfolio managers may also be paid from a separate bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the one, three and five year performance of the mutual fund(s) in relation to the relevant peer group universe.

Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(16)	Columbia Management. Portfolio manager compensation is typically comprised of (i) a base salary and (ii) an annual cash bonus. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on fees and performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds.

The percentage of management fees on mutual funds and long-only institutional portfolios that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe.

A fixed percentage of management fees on hedge funds and separately managed accounts that follow a hedge fund mandate fund the bonus pool.

The percentage of performance fees on hedge funds and separately managed accounts that follow a hedge fund mandate that fund the bonus pool is based on the absolute level of each hedge fund’s current year investment return.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

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(17)	AQR Portfolio Manager Compensation. The compensation for each of the portfolio managers who is a principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of accounts managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

(18)	Conestoga Portfolio Manager Compensation. Each of the Fund’s portfolio managers is a partner of Conestoga. As such, each portfolio manager receives a share of Conestoga’s annual profits, as specified in the manager’s partnership agreement with Conestoga, from Conestoga’s management of the Fund and all other accounts.

(19)	DGHM Portfolio Manager Compensation. The portfolio managers’ compensation varies with the general success of the firm. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on assets under management. The portfolio managers’ compensation is not directly linked to the performance of the Fund or other accounts managed by the firm, although positive performance and growth in managed assets are factors that may contribute to distributable profits and assets under management.

(20)	EAM Portfolio Manager Compensation. The portfolio manager’s compensation is comprised of a base salary, a revenue allocation and firm profit allocation. The salary is in-line with industry specific benchmarks. The revenue allocation is based on firm-wide revenue while the profit allocation is based on firm-wide profitability. There is no direct linkage between performance and compensation, however, there is an indirect linkage as superior performance tends to attract and retain assets and consequently increase revenues and profitability.

(21)	Federated Portfolio Manager Compensation. Mr. Conner is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors Inc. The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager’s role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund’s relevant benchmark. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Conner manages other accounts in addition to the Fund. Such other accounts may have different benchmarks, peer groups and IPP weightings.

For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP group. The weighting assigned to the Fund is greater than the weighting assigned to other accounts or funds used to determine IPP. Additionally, a portion of Mr. Conner’s IPP score is based on the performance of portfolios for which he provides fundamental credit research. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contribution to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Mr. Conner was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.

(22)	Loomis Sayles Portfolio Manager Compensation (Effective December 11, 2013). Compensation packages for investment professionals have two primary components: a competitive base salary and an incentive bonus weighted to reward long-term investment performance of the strategy. Maximum variable compensation potential is a function of base salary.

The percentage of the yearly bonus reflects performance achievements relative to peers with similar disciplines and considers the asset class, experience, and maturity of the product in the formula’s weightings. The Large Cap Growth team incentive compensation is based on trailing strategy performance and is weighted at 50% for the three-year period, and 40% for the five-year period and 10% for seven-year period.

All members of the Large Cap Growth equity investment team, the portfolio manager and the dedicated analysts, are compensated according to the same metric: overall performance of the strategy. There is no component related to growth in assets under management.

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Incentive Program

We also have a long-term incentive program that has two segments. The first segment includes a select group of investment professionals who are granted units that entitle them to receive both annual payments based on Loomis Sayles’ earnings and additional post retirement payouts once their units vest. These units require participants to sign an award agreement, which includes a non-compete and a non-solicit covenant. The second segment includes other investment professionals and senior executives who also receive a share of annual earnings. Annual payments in this segment are deposited in an investment account for each participant, vesting over two years and distributed to the employee at the end of two years, provided that the employee remains with Loomis Sayles. This segment has no post-retirement payments.

(23)	TCW Portfolio Manager Compensation. TCW’s ability to attract and retain high-quality investment professionals can be attributed to a compensation philosophy implemented via an incentive-based structure that aligns employee performance and contributions with client and shareholder objectives. Most importantly, key personnel are equity holders and a significant objective of our management is to expand the number of employee stockholders.

Portfolio managers are compensated with a base salary and performance-based compensation calculated, in general, as a fixed percentage of revenues earned by the product group. This serves to align their interests with achieving returns for clients and ties their compensation directly to their performance. Senior Investment professionals (analysts, traders) are compensated through base salary as well as a bonus based on performance and/or a percentage of revenues earned by the product group. Individuals are evaluated upon: (1) individual performance, (2) contributions to the efforts of the product group, and (3) the success of the Firm.

Contributions to the collective efforts of the product group are critical as the management of client portfolios is conducted on a team basis to capture the best ideas in the process of constructing portfolios. The firm’s success signals that stakeholder objectives in the aggregate are being achieved, with equity ownership a desirable means to provide and receive compensation.

As mentioned, to foster continuity, highly-valued investment professionals are enfranchised as stakeholders with ownership via equity distribution and incremental vesting. In February of 2010, TCW acquired MetWest, in which a part of the purchase price was paid for with shares of common stock of TCW. In association with the acquisition of MetWest, a retention plan was implemented for former MetWest employees that provided for the issuance of additional shares of TCW common stock. Since MetWest is a subsidiary of The TWC Group, MetWest’s investment professionals are compensated under the TCW compensation structure.

Also in 2010, TCW approved a Restricted Stock Unit Plan for TCW employees, under which approximately 150 TCW employees have received restricted stock units that vest as shares of TCW common stock over a five-year period. Combining the stock issuable under the Restricted Stock Unit Plan and the stock issuable in the MetWest purchase transaction and related retention arrangements, employee-owners will own up to 19% of TCW (on a fully dilutive basis). With the completion of the Carlyle Transaction, it is now estimated that employee-owners own approximately 40% of TCW (on a fully diluted basis).

Additionally, key members of the team have long term employment contracts that incorporate compensation incentives with associated employment and performance requirements.

To assess the competitiveness of TCW’s compensation practices, the Firm conducts annual salary surveys to review benchmark and compensation ranges, both on a national and a regional basis. According to McLagan Partners, a leading compensation consultant in the industry, these studies have shown that the Firm is, on average, above the median in terms of salaries and total compensation provided to its employees.

(24)	Threadneedle Portfolio Manager Compensation. To align the interests of our investment staff with those of its clients, the remuneration plan for senior individuals comprises basic salary and an annual profit share plan (linked to individual performance and the profitability of the company) delivered partly as a cash incentive, and partly as a deferred long-term incentive which Threadneedle believes encourages longevity of service, split equally between Restricted Stock Units in Ameriprise Financial and reinvestment into a suite of Threadneedle’s own funds. Investment performance is a major factor within that performance appraisal, judged relative to each fund’s targets on a 1- and 3-year basis, with a bias towards 3-year performance in order to incentivise delivery of longer-term performance. Through the Threadneedle Fund Deferral program, the deferral is notionally invested in a number of Threadneedle funds, vesting in three equal parts over three years, which provides a strong tie for our investment professionals to client interests.

The split between each component within the remuneration package varies between investment professionals and will be dependent upon performance and the type of funds they manage.

Statement of Additional Information – January 1, 2014	Page 86

Incentives are devised to reward:

•	investment performance and Threadneedle client requirements, in particular the alignment with Threadneedle clients through a mandatory deferral into Threadneedle’s own products; and

•	team cooperation and values.

The split of the incentive pool focuses on the:

•	performance of the individual’s own funds and research recommendations; and

•	performance of all portfolios in the individual’s team.

•	overall contribution to the wider thinking and success of the investment team, for example, idea generation, interaction with colleagues and commitment to assist with the sales effort; and

•	Threadneedle performance.

•	Consideration of the individual’s overall performance is designed to incentivise fund managers to think beyond personal portfolio performance and reflects contributions made in:

•	inter-team discussions, including asset allocation, global sector themes and weekly investment meetings;

•	intra-team discussions, stock research and investment insights; and

•	a fund manager’s demonstration of Threadneedle values, as part of our team-based investment philosophy.

It is important to appreciate that for individuals to maximise their rating and hence their incentive remuneration they need to contribute in all areas. Importance is placed not only on producing strong fund performance but also contributing effectively to the team and the wider Investment department and on the Manager’s demonstration of Threadneedle’s corporate values. This structure is closely aligned with Threadneedle’s investment principles of sharing ideas and effective communication.

Investment professionals are formally reviewed once a year, and the performance year runs from January to December. However, we also take into consideration longer-term performance (rolling three and five years) together with a manager’s contribution to the investment dialogue and desk success and their control of and adherence to our risk controls.

(25)	Wasatch Portfolio Manager Compensation. As of September 30, 2012, the Wasatch’s Compensation Committee and Executive Committee reviewed and determined its portfolio managers’ compensation. The committees may use independent third party investment industry compensation survey results in evaluating competitive market compensation for its investment professionals. The committees may also consult with professional industry recruiters. The elements of total compensation for the portfolio managers are base salary, performance-based bonus, profit sharing and other benefits. Portfolio managers who are also shareholders of Wasatch additionally receive quarterly dividends. Wasatch has balanced the components of pay to provide portfolio managers with an incentive to focus on both shorter and longer term performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the Funds that they manage.

Each portfolio manager is paid a base salary, a potential bonus based on performance, potential deferred bonus grants based on performance, and possibly stock dividends.

Base Salary — Each portfolio manager is paid a fixed base salary depending upon their tenure.

Performance Bonus — A large portion of a portfolio manager’s potential compensation is in the form of a performance bonus. Performance bonus is based on pre-tax performance. At the end of each year, the Board of Directors will allocate a bonus pool that will loosely mirror firm profits net of stock buybacks and deferred compensation payouts. The majority of this bonus pool will be allocated to portfolio managers based on the 1, 3- and 5-year performance of their portfolios, which will provide them with significant economic incentives for achieving top quartile performance relative to the applicable Fund’s performance benchmark over both the short and long term. Peer groups are also utilized to evaluate performance over both the short and long term. Portfolio managers and research analysts are not paid a commission for the solicitation or acquisition of new clients or the retention of existing clients. However, the amount of revenue generated by each product is overlaid on performance to determine the size of each portfolio manager’s bonus (e.g., if performance were equal, a portfolio manager on a higher revenue product would receive a larger bonus than one on a smaller revenue product).

For portfolio managers who manage separate accounts and mutual funds as well, they have bonus components calculated based on the performance of each individual product relative to its peer group. Revenue is again used as an element in converting performance results into the bonus amount.

Statement of Additional Information – January 1, 2014	Page 87

Portfolio managers are also rewarded for their stock selection contributions to other products and their impact on the overall success of the research team. This incentive is consistent with Wasatch’s collaborative team-based approach to portfolio management.

Deferred Bonus Grants — Portfolio managers are also eligible for deferred bonus grants, which are payable six years from the date of the grant, with their value directly tied to Wasatch’s revenues. Each portfolio manager’s grant size will be based on individual performance factors similar to those used to determine the annual performance bonus.

Stock/Dividends — All of the portfolio managers are shareholders of Wasatch. The relative amount of stock owned by each portfolio manager is at the discretion of Wasatch’s Board and will evolve over time, with bigger long-term contributors holding higher levels of ownership. New portfolio manager stock grants typically vest over a five-year period, with the vesting dependent on the performance of the fund(s) managed by the portfolio manager.

It is possible that certain profits of Wasatch could be paid out to shareholders through a stock dividend. However, there are no current plans or expectations for such a dividend.

Other Benefits — Portfolio managers are also eligible to participate in broad-based benefit plans offered generally to Wasatch’s full-time employees, including 401(k), health and other employee benefit plans

(26)	Water Island Portfolio Manager Compensation. The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to the portfolio managers as of May 31, 2011.

Form of Compensation	Source of Compensation	Method Used to Determine Compensation
Salary/Bonus (paid in cash)	Water Island	Each portfolio manager receives compensation that is a combination of salary and a bonus based on the profitability of Water Island.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by the Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with the Fund.

Administration Fee Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the table below.

Administrative Services Agreement Fee Schedule

Funds	Asset Levels (in Billions)	Applicable Fee Rate
AP – Alternative Strategies Fund; AP – Small Cap Equity Fund; International Bond Fund; Small Cap Core Fund; Small Cap Growth Fund I; Small Cap Value Fund I	First $0.5	0.080%
	$0.5 to $1.0	0.075%
	$1.0 to $3.0	0.070%
	$3.0 to $12.0	0.060%
	Over $12.0	0.050%
AP – Growth Fund; Balanced Fund; Contrarian Core Fund; Dividend Income Fund; Global Dividend Opportunity Fund; Large Cap Growth Fund; Mid Cap Growth Fund; Risk Allocation Fund; Select Large Cap Growth Fund	First $0.5	0.060%
	$0.5 to $1.0	0.055%
	$1.0 to $3.0	0.050%
	$3.0 to $12.0	0.040%
	Over $12.0	0.030%
AP – Core Plus Bond Fund; Bond Fund; Corporate Income Fund; HY Municipal Fund; Intermediate Bond Fund; Intermediate Municipal Bond Fund; Strategic Income Fund; Tax-Exempt Fund	First $0.5	0.070%
	$0.5 to $1.0	0.065%
	$1.0 to $3.0	0.060%
	$3.0 to $12.0	0.050%
	Over $12.0	0.040%

Statement of Additional Information – January 1, 2014	Page 88

Funds	Asset Levels (in Billions)	Applicable Fee Rate
Emerging Markets Fund	First $0.75	0.080%
	$0.75 to $1.0	0.075%
	$1.0 to $3.0	0.070%
	Over $3.0	0.060%
Global Energy and Natural Resources Fund	First $1.0	0.060%
	$1.0 to $3.0	0.050%
	Over $3.0	0.040%
Greater China Fund	First $1.0	0.080%
	$1.0 to $1.5	0.070%
	$1.5 to $3.0	0.060%
	$3.0 to $6.0	0.050%
	Over $6.0	0.040%
Pacific/Asia Fund	First $1.0	0.080%
	$1.0 to $3.0	0.070%
	Over $3.0	0.060%
CA Tax-Exempt Fund; CT Intermediate Municipal Bond Fund; MA Intermediate Municipal Bond Fund; NY Intermediate Municipal Bond Fund; NY Tax-Exempt Fund; OR Intermediate Municipal Bond Fund	First $0.25	0.070%
	$0.25 to $1.0	0.065%
	$1.0 to $3.0	0.060%
	$3.0 to $12.0	0.050%
	Over $12.0	0.040%
Real Estate Equity Fund	First $0.5	0.060%
	$0.5 to $1.0	0.055%
	$1.0 to $3.0	0.050%
	Over $3.0	0.040%
Technology Fund	All assets	0%
Ultra Short Term Bond Fund	All assets	0%
U.S. Treasury Index Fund	All assets	0.300%
Value and Restructuring Fund	First $3.0	0.060%
	$3.0 to $12.0	0.040%
	Over $12.0	0.030%

The Administrator, from the administration fee it receives from U.S. Treasury Index Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation expenses. Ultra Short Term Bond Fund does not pay an administrative services fee under the Administrative Services Agreement because payment for such services is included in its unitary fee.

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. As described in Other Services Provided — Pricing and Bookkeeping Services, State Street was paid for certain services prior to August 8, 2011 with respect to certain of the Funds. The figures in the table below for periods before such date are net fees paid to the Administrator after deduction for these pricing and bookkeeping fees. The table is organized by fiscal year end.

Administration Fees

	Administration Fees
Fund	2013	2012	2011
For Funds with fiscal period ending March 31
AP – Growth Fund	$520,929	—	—
Pacific/Asia Fund	231,116	$161,661	$52,361	*
Select Large Cap Growth Fund	2,478,680	3,883,788	4,688,759	*

Statement of Additional Information – January 1, 2014	Page 89

	Administration Fees
Fund	2013	2012	2011
For Funds with fiscal period ending April 30
Bond Fund(a)	$948,292	$1,457,228	$928,952	*
Corporate Income Fund(a)	951,612	842,074	691,021	*
Intermediate Bond Fund(a)	1,979,462	2,101,907	3,168,164	*
Small Cap Value Fund I(b)	1,173,360	1,080,277	240,540
U.S. Treasury Index Fund(a)	1,202,784	1,395,311	1,148,894	*
For Funds with fiscal period ending May 31
Dividend Income Fund(c)	3,225,004	1,613,728	2,133,693
HY Municipal Fund(d)	663,990	498,162	827,759
Risk Allocation Fund(e)	7,391	—	—
For Funds with fiscal period ending July 31
Large Cap Growth Fund(f)	1,399,749	1,128,959	1,099,242
OR Intermediate Municipal Bond Fund(g)	336,536	290,276	51,335
Tax-Exempt Fund(h)	2,709,174	1,799,630	1,621,818
Ultra Short Term Bond Fund	—	—	—
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	447,084	123,209	—
AP – Core Plus Bond Fund	2,681,881	893,526	—
AP – Small Cap Equity Fund	389,342	105,377	—
Balanced Fund	763,256	626,931	258,601
Contrarian Core Fund(i)	1,391,706	906,997	652,775
Emerging Markets Fund(j)	631,189	619,432	722,394	*
Global Dividend Opportunity Fund	460,691	466,699	901,359
Global Energy and Natural Resources Fund(j)	257,079	646,021	970,041	*
Greater China Fund	168,613	178,828	32,162
Mid Cap Growth Fund	1,226,218	1,078,839	435,624
Small Cap Core Fund(i)	801,561	602,264	563,842
Small Cap Growth Fund I	894,140	814,772	499,433
Technology Fund	—	—	—
Value and Restructuring Fund(j)	1,430,949	5,527,725	9,492,452	*
	2012	2011	2010
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	369,822	204,533	—
CT Intermediate Municipal Bond Fund	151,451	152,251	165,183	*
Intermediate Municipal Bond Fund	1,665,246	1,527,709	1,676,342	*
International Bond Fund(k)	68,332	10,565	7,005	*
MA Intermediate Municipal Bond Fund	258,185	241,327	241,511	*
NY Intermediate Municipal Bond Fund	223,123	207,519	215,576	*
NY Tax-Exempt Fund	134,440	63,589	—
Strategic Income Fund(k)	2,142,208	101,296	—
For Funds with fiscal period ending December 31
Real Estate Equity Fund	338,092	289,260	—

Statement of Additional Information – January 1, 2014	Page 90

*	Prior to May 1, 2010, these Funds were managed by the Previous Adviser. The figures in this table include the administration fee paid to both the Administrator and the Previous Administrator during the relevant fiscal year. The table below shows the amount paid to each adviser separately during the relevant fiscal year:

	Administration fees paid during fiscal period 2010 or 2011
Fund	Administrator	Previous Administrator
For Funds with fiscal period ending March 31
Pacific/Asia Fund	$50,038	$2,322
Select Large Cap Growth Fund	4,409,907	278,852
For Funds with fiscal period ending April 30
Bond Fund	863,994	64,958
Corporate Income Fund	632,598	58,423
Intermediate Bond Fund	2,894,923	273,241
U.S. Treasury Index Fund	1,057,810	91,084
For Funds with fiscal period ending May 31
Dividend Income Fund	646,899	782,621
HY Municipal Fund	140,597	637,176
For Funds with fiscal period ending July 31
Large Cap Growth Fund	252,993	383,524
For Funds with fiscal period ending August 31
Contrarian Core Fund	154,593	184,969
Emerging Markets Fund	663,413	58,981
Global Dividend Opportunity Fund	382,478	810,252
Global Energy and Natural Resources Fund	1,017,847	91,320
Small Cap Core Fund	170,200	224,996
Value and Restructuring Fund	8,602,661	889,791
For Funds with fiscal period ending October 31
CT Intermediate Municipal Bond Fund	84,125	81,058
Intermediate Municipal Bond Fund	844,084	832,258
International Bond Fund	680	6,325
MA Intermediate Municipal Bond Fund	123,624	117,887
NY Intermediate Municipal Bond Fund	109,072	106,504

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, Bond Fund paid administration fees of $1,355,768, Corporate Income Fund paid administration fees of $765,092, Intermediate Bond Fund paid administration fees of $1,928,439 and U.S. Treasury Index Fund paid administration fees of $1,289,412. For the fiscal period from April 1, 2012 to April 30, 2012, Bond Fund paid administration fees of $101,460, Corporate Income Fund paid administration fees of $76,982, Intermediate Bond Fund paid administration fees of $173,468 and U.S. Treasury Index Fund paid administration fees of $105,899. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $1,429,520.

(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, the administrative services fees paid were $777,773.

(e)	For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(f)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $636,518.

(g)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, no administrative services fees were paid.

Statement of Additional Information – January 1, 2014	Page 91

(h)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, no administrative services fees were paid.

(i)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative fees paid were $339,562 for Contrarian Core Fund and $395,196 for Small Cap Core Fund.

(j)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, Emerging Markets Fund paid administration fees of $463,603, Global Energy and Natural Resources Fund paid administration fees of $519,521, and Value and Restructuring Fund paid administration fees of $4,735,917. For the fiscal period from April 1, 2012 to August 31, 2012, Emerging Markets Fund paid administration fees of $155,829, Global Energy and Natural Resources Fund paid administration fees of $126,500, and Value and Restructuring Fund paid administration fees of $791,808. For the fiscal years ended 2011, the information shown is from April 1, 2010 to March 31, 2011. For the fiscal year from ended March 31, 2011, the administrative fees paid were $722,394 for Emerging Markets Fund, $970,041 for Global Energy and Natural Resources Funds and $9,492,452 for Value and Restructuring Fund.

(k)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, International Bond Fund paid administration fees of $46,151, and Strategic Income Fund paid administration fees of $1,450,327. For the fiscal period from June 1, 2012 to October 31, 2012, International Bond Fund paid administration fees of $22,181, and Strategic Income Fund paid administration fees of $691,881. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

The Distributor

Columbia Management Investment Distributors, Inc. (the Distributor), a subsidiary of Ameriprise Financial and an affiliate of the Investment Manager, serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents.

Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Management and Other Services — Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

Each of the Distributor and the Previous Distributor received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and the Previous Distributor retained, after paying commissions, for the three most recently completed fiscal years.

Statement of Additional Information – January 1, 2014	Page 92

Sales Charges Paid to, and Retained by, Distributor

	Sales Charges Paid to Distributor				Amount Retained by Distributor After Paying Commissions
Fund	2013	2012	2011		2013	2012	2011
For Funds with fiscal period ending March 31
AP – Growth Fund	—	—	—		—	—	—
Pacific/Asia Fund	$2,828	$9,127	$10,384	*	$481	$1,250	$1,425	*
Select Large Cap Growth Fund	489,559	910,993	220,812	*	73,612	129,051	30,515	*
For Funds with fiscal period ending April 30
Bond Fund(a)	104,298	73,780	10,480	*	15,841	10,795	9,695	*
Corporate Income Fund(a)	313,196	235,909	15,586	*	45,617	35,675	13,179	*
Intermediate Bond Fund(a)	182,479	121,667	23,521	*	24,806	16,655	12,619	*
Small Cap Value Fund I(b)	39,051	44,090	339,297		4,518	4,826	6,991
U.S. Treasury Index Fund(a)	56,927	50,283	15,081	*	7,162	6,330	(1,068	)*
For Funds with fiscal period ending May 31
Dividend Income Fund(c)	2,729,806	1,601,808	2,115,563		378,699	220,461	291,886
HY Municipal Fund(d)	239,037	189,325	94,332		34,324	28,388	13,475
Risk Allocation Fund	28,521	—	—		4,053	—	—
For Funds with fiscal period ending July 31
Large Cap Growth Fund(e)	797,355	609,337	441,074		110,920	81,374	58,551
OR Intermediate Municipal Bond Fund(f)	119,800	69,065	85,184		15,501	9,691	11,752
Tax-Exempt Fund(g)	2,021,887	1,662,289	1,023,162		299,142	247,242	151,346
Ultra Short Term Bond Fund	N/A	N/A	N/A		N/A	N/A	N/A
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	—	—	—		—	—	—
AP – Core Plus Bond Fund	—	—	—		—	—	—
AP – Small Cap Equity Fund	—	—	—		—	—	—
Balanced Fund	1,853,350	1,214,741	721,725		260,322	169,384	99,453
Contrarian Core Fund(h)	1,287,465	462,723	484,683		180,993	63,901	67,541
Emerging Markets Fund(i)	258,706	71,055	11,420	*	36,690	9,766	9,593	*
Global Dividend Opportunity Fund	137,131	48,802	86,932		18,503	5,484	10,701
Global Energy and Natural Resources Fund(i)	106,922	282,368	37,428	*	15,157	38,842	31,521	*
Greater China Fund	39,470	54,633	187,354		4,664	4,916	23,136
Mid Cap Growth Fund	170,360	121,192	194,487		23,292	15,365	25,457
Small Cap Core Fund(h)	80,922	102,172	170,776		11,068	13,925	24,101
Small Cap Growth Fund I	19,592	13,221	115,981		2,556	1,222	15,744
Technology Fund	54,778	34,208	127,564		7,167	3,425	15,388
Value and Restructuring Fund(i)	34,462	79,112	36,828	*	4,785	9,468	21,293	*
Fund	2012	2011	2010		2012	2011	2010
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	280,050	104,309	134,032	*	39,516	15,814	11,656	*
CT Intermediate Municipal Bond Fund	12,392	9,674	8,981	*	1,773	1,420	828	*
Intermediate Municipal Bond Fund	195,666	90,409	84,461	*	27,301	9,718	9,453	*
International Bond Fund(j)	19,683	1,205	7,557	*	2,450	1,205	869	*
MA Intermediate Municipal Bond Fund	41,361	27,217	22,311	*	5,056	3,514	2,647	*
NY Intermediate Municipal Bond Fund	42,966	35,145	26,066	*	5,700	4,967	2,380	*
NY Tax-Exempt Fund	165,603	85,009	103,607	*	25,021	12,744	12,775	*
Strategic Income Fund(j)	2,596,739	170,752	1,455,740	*	386,926	87,035	165,684	*

Statement of Additional Information – January 1, 2014	Page 93

	Sales Charges Paid to Distributor				Amount Retained by Distributor After Paying Commissions
Fund	2012	2011	2010		2012	2011	2010
For Funds with fiscal period ending December 31
Real Estate Equity Fund	$155,158	$106,417	$19,082	*	$21,577	$14,514	$2,966	*

*	Prior to May 1, 2010, these Funds paid sales charges to the Previous Distributor. The figures in this table include the sales charges paid to, and retained by, both the Distributor and the Previous Distributor during the relevant fiscal period.

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, Bond Fund paid sales charges of $65,647, of which $7,207 was retained by the Distributor, Corporate Income Fund paid sales charges of $215,786, of which $32,720 was retained by the Distributor, Intermediate Bond Fund paid sales charges of $113,250, of which $10,689 was retained by the Distributor, and U.S. Treasury Index Fund paid sales charges of $48,484, of which $5,021 was retained by the Distributor. For the fiscal period from April 1, 2012 to April 30, 2012, Bond Fund paid sales charges of $8,133, of which $1,248 was retained by the Distributor, Corporate Income Fund paid sales charges of $20,123, of which $2,995 was retained by the Distributor, Intermediate Bond Fund paid sales charges of $8,417, of which $1,087 was retained by the Distributor, and U.S. Treasury Index Fund paid sales charges of $1,799, of which $53 was retained by the Distributor. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended September 30, 2011.

(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended June 30, 2011.

(e)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended September 30, 2011.

(f)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended August 31, 2011.

(g)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended November 30, 2011.

(h)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended September 30, 2011.

(i)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, Emerging Markets Fund paid sales charges of $50,159, of which $7,084 was retained by the Distributor, Global Energy and Natural Resources Fund paid sales charges of $237,223, of which $32,840 was retained by the Distributor, and Value and Restructuring Fund paid sales charges of $66,141, of which $7,846 was retained by the Distributor. For the fiscal period from April 1, 2012 to August 31, 2012, Emerging Markets Fund paid sales charges of $20,896, of which $2,682 was retained by the Distributor, Global Energy and Natural Resources Fund paid sales charges of $45,145, of which $6,002 was retained by the Distributor, and Value and Restructuring Fund paid sales charges of $12,971 of which $1,622 was retained by the Distributor. For the fiscal years ended 2011, the information shown is for the twelve months ended March 31, 2011.

(j)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, International Bond Fund paid sales charges of $16,135, of which $1,927 was retained by the Distributor, and Strategic Income Fund paid sales charges of $1,790,300, of which $268,059 was retained by the Distributor. For the fiscal period from June 1, 2012 to October 31, 2012, International Bond Fund paid sales charges of $3,548, of which $523 was retained by the Distributor, and Strategic Income Fund paid sales charges of $806,439, of which $118,867 was retained by the Distributor. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers. See the prospectus for amounts retained by Selling Agents as a percentage of the offering price.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for certain share classes. See the cover of this SAI for the share classes offered by the Funds.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges.

Statement of Additional Information – January 1, 2014	Page 94

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	Up to 0.25%(a)(b)
Class A for Active Portfolio Funds	up to 0.25%	up to 0.25%	0.25%(c)
Class B	0.75%	0.25%	1.00%(b)
Class C	0.75%	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	None	None	None
Class K	None	None(e)	None
Class R	0.50%	—(f)	0.50%
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50%(g)	0.50%(f)
Class W	up to 0.25%	up to 0.25%	0.25%
Class Y	None	None	None
Class Z	None	None	None
Shares of Ultra Short Term Bond Fund	None	None	None

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Balanced Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund	up to 0.10%	up to 0.25%	Up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares but currently limit such fees to an aggregate fee of not more than 0.25%
Bond Fund, CA Tax-Exempt Fund, CT Intermediate Municipal Bond Fund, Corporate Income Fund, Emerging Markets Fund, Global Dividend Opportunity Fund, Global Energy and Natural Resources Fund, Greater China Fund, International Bond Fund, MA Intermediate Municipal Bond Fund, NY Intermediate Municipal Bond Fund, NY Tax-Exempt Fund, Pacific/Asia Fund, Risk Allocation Fund, Select Large Cap Growth Fund, Small Cap Value Fund I, Strategic Income Fund, U.S. Treasury Index Fund, Value and Restructuring Fund	—	0.25%	0.25%
HY Municipal Fund, Intermediate Municipal Bond Fund, and Tax-Exempt Fund	—	0.20%	0.20%

(b)	Service Fee for Class A shares, Class B shares and Class C shares of HY Municipal Fund, Intermediate Municipal Bond Fund and Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)	Class A shares of Active Portfolio Funds may pay distribution and service fees up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for the State Tax-Exempt Funds) does not exceed the specified percentage annually: 0.70% for CA Tax-Exempt Fund, and NY Tax-Exempt Fund; 0.40% for Intermediate Municipal Bond Fund; 0.65% for CT Intermediate Municipal Bond Fund, MA Intermediate Municipal Bond Fund, NY Intermediate Municipal Bond Fund, Oregon Intermediate Municipal Bond Fund and Tax-Exempt Fund; 0.85% for Bond Fund, Corporate Income Fund, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund; 0.80% for HY Municipal Fund. These arrangements may be modified or terminated by the Distributor at any time.

Statement of Additional Information – January 1, 2014	Page 95

(e)	The shareholder service fees for Class K shares are not paid pursuant to a Rule 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class K shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(f)	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.

(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or Selling Agent, distribution and service fees are retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible Selling Agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your Selling Agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or Selling Agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the distribution plans must be approved by the Trustees in the manner provided in the foregoing sentence. The distribution plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their Selling Agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Statement of Additional Information – January 1, 2014	Page 96

Fees Paid.

For its most recent fiscal period, each Fund paid distribution and/or service fees as shown in the following table. The table is organized by fiscal year end.

Distribution and Service Fees

Fund	Class A	Class B	Class C	Class R	Class T	Class W
	Fiscal Year Ended in 2013
For Funds with fiscal period ending March 31
AP – Growth Fund	$2,267,272	—	—	—	—	—
Pacific/Asia Fund	4,280	—	$3,169	—	—	$5
Select Large Cap Growth Fund	2,814,665	—	836,386	$64,772	—	80,173
For Funds with fiscal period ending April 30
Bond Fund	207,881	$25,923	145,453	12,122	$22,631	6
Corporate Income Fund	348,459	29,134	186,589	—	—	389,657
Intermediate Bond Fund	1,551,386	99,864	377,308	13,623	—	234,698
Small Cap Value Fund I	1,336,086	75,247	370,395	9,685	—	—
U.S. Treasury Index Fund	100,733	26,494	97,098	—	—	42,292
For Funds with fiscal period ending May 31
Dividend Income Fund	5,212,345	149,527	3,606,391	258,639	241,466	105,818
HY Municipal Fund	189,090	16,524	110,538	—	—	—
Risk Allocation Fund	16,647	—	6,280	12	—	6
For Funds with fiscal period ending July 31
Large Cap Growth Fund(a)	3,436,436	385,272	453,527	5,962	456,290	9
OR Intermediate Municipal Bond Fund(b)	88,490	256	169,981	—	—	—
Tax-Exempt Fund(c)	7,592,206	77,568	771,738	—	—	—
Ultra Short Term Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	1,407,702	N/A	N/A	N/A	N/A	N/A
AP – Core Plus Bond Fund	11,541,254	N/A	N/A	N/A	N/A	N/A
AP – Small Cap Equity Fund	1,220,137	N/A	N/A	N/A	N/A	N/A
Balanced Fund	2,158,130	124,275	1,053,511	47,390	N/A	N/A
Contrarian Core Fund(d)	1,791,352	180,025	812,946	44,098	375,898	466,164
Emerging Markets Fund(e)	405,085	53,722	137,266	16,252	N/A	80,442
Global Dividend Opportunity Fund	343,049	65,895	130,498	6,306	N/A	7
Global Energy and Natural Resources Fund(e)	288,000	35,944	168,609	7,490	N/A	N/A
Greater China Fund	204,593	52,588	194,289	N/A	N/A	7
Mid Cap Growth Fund	1,551,563	120,026	476,978	133,490	63,649	197,722
Small Cap Core Fund(d)	810,693	11,622	276,636	N/A	216,169	169,177
Small Cap Growth Fund I	365,352	26,104	161,757	8,540	N/A	N/A
Technology Fund	120,827	33,226	154,804	N/A	N/A	N/A
Value and Restructuring Fund(e)	282,810	N/A	310,256	123,794	N/A	7
	Fiscal Year Ended in 2012
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	1,061,446	18,615	295,535	—	—	—
CT Intermediate Municipal Bond Fund	20,636	2,384	46,839	—	22,788	—
Intermediate Municipal Bond Fund	401,557	19,316	175,890	—	29,945	—
International Bond Fund(f)	6,818	—	4,428	—	—	2,472
MA Intermediate Municipal Bond Fund	84,532	1,273	72,907	—	50,404	—
NY Intermediate Municipal Bond Fund	49,365	3,536	126,399	—	14,296	—
NY Tax-Exempt Fund	428,826	18,987	127,221	—	—	—
Strategic Income Fund(f)	4,731,806	872,317	2,736,562	437	—	9

Statement of Additional Information – January 1, 2014	Page 97

Fund	Class A	Class B	Class C	Class R	Class T	Class W
	Fiscal Year Ended in 2012
For Funds with fiscal period ending December 31
Real Estate Equity Fund	$267,832	$64,078	$205,949	$28,562	—	$19,849

(a)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. Class E shares and Class F shares of Large Cap Growth Fund paid distribution and services fees of $49,206 and $7,490, respectively, in the fiscal year ended July 31, 2013, and $38,606 and $4,968, respectively, in the fiscal year ended July 31, 2012.

(b)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012.

(c)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012.

(d)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012.

(e)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, Emerging Markets Fund paid distribution and service fees of $27,458 for Class A, $19,880 for Class C, $567 for Class R and $90,934 for Class W; Global Energy and Natural Resources Fund paid distribution and service fees of $377,408 for Class A, $59,763 for Class B, $251,796 for Class C and $1,810 for Class R; and Value and Restructuring Fund paid distribution and service fees of $505,893 for Class A, $524,723 for Class C, $230,164 for Class R and $7 for Class W. For the fiscal period from April 1, 2012 to August 31, 2012, Emerging Markets Fund paid distribution and service fees of $11,875 for Class A, $11,697 for Class C, $1,027 for Class R and $32,219 for Class W; Global Energy and Natural Resources Fund paid distribution and service fees of $132,117 for Class A, $19,949 for Class B, $81,217 for Class C and $2,055 for Class R; and Value and Restructuring Fund paid distribution and service fees of $151,901 for Class A, $155,999 for Class C, $72,328 for Class R and $3 for Class W.

(f)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, International Bond Fund paid distribution and service fees of $4,913 for Class A, $3,475 for Class C and $0 for Class W; and Strategic Income Fund paid distribution and service fees of $3,230,326 for Class A, $652,245 for Class B, $1,845,218 for Class C, $141 for Class R and $6 for Class W. For the fiscal period from June 1, 2012 to October 31, 2012, International Bond Fund paid distribution and service fees of $1,905 for Class A, $953 for Class C and $2,472 for Class W; and Strategic Income Fund paid distribution and service fees of $1,501,480 for Class A, $220,072 for Class B, $891,344 for Class C, $296 for Class R and $3 for
Class W.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under a Transfer and Dividend Disbursing Agent Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Class I shares and, through at least April 30, 2014, Class Y shares are not subject to transfer agency fees. The Funds pay the Transfer Agent an annual transfer agency fee of $19.25 per account, payable monthly for all share classes except for Class I shares and (through at least April 30, 2014) Class Y shares. Prior to July 1, 2013, the Funds paid the Transfer Agent an annual transfer agency fee of $21.00 per account, payable monthly; prior to July 1, 2012, the Funds paid the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly; and prior to September 7, 2010, the Funds paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account payable monthly.

In addition to the per-account fee, the Funds pay the Transfer Agent (a) a fee with respect to Class A, Class B, Class C, Class R, Class R4 (beginning November 1, 2012), Class T, Class W and Class Z at the annual rate of 0.20% of the average aggregate value of shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the transfer agent is reimbursed $16 annually, calculated monthly based on the total number of positions in which accounts at the end of such month) or (b) a fee with respect to Class K and Class R5 shares of 0.05% of the average aggregate value of shares maintained in omnibus accounts, provided that total transfer agency fees for Class K and Class R5 shares, including reimbursements, shall not exceed 0.05%. (Neither Class I shares nor Class Y shares are subject to these fees relating to omnibus accounts.) Prior to November 1, 2012, the fee described above for Class A, Class B, Class C, Class R, Class T, Class W and Class Z on the aggregate value of shares maintained in omnibus accounts (other than accounts for which American Enterprise Investment Services, Inc. was broker) was up to 0.20%. Prior to November 1, 2012, Class R4 shares were subject to a lower transfer agency fee equal to (i) an annual fee of $21 per account and (ii) up to 0.05% of the average aggregate value of shares maintained in omnibus accounts. Prior to September 7, 2010, the series of the Trust reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account

Statement of Additional Information – January 1, 2014	Page 98

basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class K and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees).

The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

Plan Administration Services

The Funds that offer Class K shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class K shares.

The Custodian

The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. JPMorgan is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Fund’s custodian agreement.

Pricing and Bookkeeping Services

Prior to August 8, 2011, State Street provided certain pricing and bookkeeping services to the Funds. The Administrator was responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provided financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provided accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (other than Ultra Short Term Bond Fund) paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year did not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (other than Ultra Short Term Bond Fund) also reimbursed State Street for certain out-of-pocket expenses and charges. Ultra Short Term Bond Fund did not pay any separate fees for services rendered under the State Street Agreements; the fees for pricing and bookkeeping services incurred by Ultra Short Term Bond Fund were paid by the Investment Manager as part of the Unified Fee. The State Street Agreements were terminated on August 8, 2011.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the

Statement of Additional Information – January 1, 2014	Page 99

Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund were paid by the Administrator.

Pricing and Bookkeeping Fees Paid by the Funds

The Investment Manager, the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street, the Investment Manager and the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Pricing and Bookkeeping Fees

	Pricing and Bookkeeping Fees
Fund	2013	2012	2011
For Funds with fiscal period ending March 31
Pacific/Asia Fund	—	$11,950	$57,651
Select Large Cap Growth Fund	—	46,858	140,717
For Funds with fiscal period ending April 30
Bond Fund(a)	—	29,937	165,521
Corporate Income Fund(a)	—	37,889	160,650
Intermediate Bond Fund(a)	—	44,820	191,945
Small Cap Value Fund I(b)	—	—	107,487
U.S. Treasury Index Fund(a)	—	—	—
For Funds with fiscal period ending May 31
Dividend Income Fund(c)	—	—	108,964
HY Municipal Fund(d)	—	—	166,025
Risk Allocation Fund	—	—	—
For Funds with fiscal period ending July 31
Large Cap Growth Fund(e)	—	—	68,328
OR Intermediate Municipal Bond Fund(f)	—	—	100,389
Tax-Exempt Fund(g)	—	—	86,802
Ultra Short Term Bond Fund	—	—	—
For Funds with fiscal period ending August 31
Balanced Fund	—	—	61,783
Contrarian Core Fund(h)	—	—	55,983
Emerging Markets Fund(i)	—	38,036	112,330
Global Dividend Opportunity Fund	—	—	124,817
Global Energy and Natural Resources Fund(i)	—	11,820	140,428
Greater China Fund	—	—	78,553
Mid Cap Growth Fund	—	—	81,856
Small Cap Core Fund(h)	—	—	563,842
Small Cap Growth Fund I	—	—	117,915
Technology Fund	—	—	45,971
Value and Restructuring Fund(i)	—	48,156	144,761
	2012	2011	2010
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	—	61,310	119,982
CT Intermediate Municipal Bond Fund	—	47,163	94,726
Intermediate Municipal Bond Fund	—	107,575	202,351
International Bond Fund(j)	$3,373	50,767	46,735
MA Intermediate Municipal Bond Fund	—	61,320	114,829
NY Intermediate Municipal Bond Fund	—	56,864	107,342
NY Tax-Exempt Fund	—	30,397	56,621
Strategic Income Fund(j)	—	181,794	193,287

Statement of Additional Information – January 1, 2014	Page 100

	Pricing and Bookkeeping Fees
Fund	2012	2011	2010
For Funds with fiscal period ending December 31
Real Estate Equity Fund	—	$21,361	$94,050

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. The information shown for 2012 is for the twelve months ended March 31, 2012. No pricing and bookkeeping fees were paid for the fiscal period from April 1, 2012 to April 30, 2012. For the fiscal year ended 2011, the information shown is for the twelve months ended March 31, 2011.

(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the pricing and bookkeeping fees paid were $141,503.

(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, the pricing and bookkeeping fees paid were $192,931.

(e)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the pricing and bookkeeping fees paid were $141,553.

(f)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, the pricing and bookkeeping fees paid were $146,534.

(g)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, the pricing and bookkeeping fees paid were $196,542.

(h)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the pricing and bookkeeping fees paid were $115,837 for Contrarian Core Fund and $395,196 for Small Cap Core Fund.

(i)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. The information shown for 2012 is for the twelve months ended March 31, 2012. No pricing and bookkeeping fees were paid for the fiscal period from April 1, 2012 to August 31, 2012. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(j)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. The information shown is for the twelve months ended May 31, 2012. No pricing and bookkeeping fees were paid for the fiscal period from June 1, 2012 to October 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 225 South Sixth Street, Minneapolis, MN 55402, is the Funds’ independent registered public accounting firm. The financial statements contained in each Fund’s annual report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for their respective fiscal year ends.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semiannual reports to shareholders are incorporated by reference herein. The audited financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is Prudential Tower, 800 Boylston St., Boston, Massachusetts 02199. Vedder Price P.C. serves as co-counsel. Its address is 1401 I Street N.W., Suite 1100, Washington, DC 20005.

Expense Limitations

The Investment Manager and certain of its affiliates have agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) so that certain Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified rates for specified time periods, as described in a Fund’s prospectus.

Statement of Additional Information – January 1, 2014	Page 101

The tables below show the expenses reimbursed and fees waived by Investment Manager and its affiliates for the last three fiscal periods. The table is organized by fiscal year end.

Expenses Reimbursed

	Amounts Reimbursed
Fund	2013	2012	2011
For Funds with fiscal period ended March 31
AP – Growth Fund	$520,356	—	—
Pacific/Asia Fund	162	$960	$95,695	*
Select Large Cap Growth Fund	3,960	5,090	—
For Funds with fiscal period ended April 30
Bond Fund(a)	1,169,108	4,145,871	2,246,174	*
Corporate Income Fund(a)	107,556	428,674	366,513	*
Intermediate Bond Fund(a)	2,440,859	3,584,370	285,433	*
Small Cap Value Fund I(b)	—	—	10	*
U.S. Treasury Index Fund(a)	827,939	969,834	797,504	*
For Funds with fiscal period ended May 31
Dividend Income Fund(c)	674,160	1,781,743	1,966,047
HY Municipal Fund(d)	1,028,930	1,189,180	448,081
Risk Allocation Fund(e)	291,148	—	—
For Funds with fiscal period ended July 31
Large Cap Growth Fund(f)	—	91,537	130,442
OR Intermediate Municipal Bond Fund(g)	298,719	295,895	500,503
Tax-Exempt Fund(h)	—	37,429	575,239
Ultra Short Term Bond Fund	113,452	146,116	105,807
For Funds with fiscal period ended August 31
AP – Alternative Strategies Fund	174,772	150,833	—
AP – Core Plus Bond Fund	N/A	—	—
AP – Small Cap Equity Fund	1,421,145	560,869	—
Balanced Fund	174,344	501,495	347,362
Contrarian Core Fund(i)	57,718	397,756	335,578
Emerging Markets Fund(j)	531,115	937,684	1,262,039	*
Global Dividend Opportunity Fund	365,991	7	368,881
Global Energy and Natural Resources Fund(j)	N/A	—	—
Greater China Fund	N/A	—	1,426
Mid Cap Growth Fund	—	—	—
Small Cap Core Fund(i)	23,843	72,282	234,050
Small Cap Growth Fund I	53,467	79,402	306
Technology Fund	31,538	—	66,993
Value and Restructuring Fund(j)	N/A	3,234,501	—
	2012	2011	2010
For Funds with fiscal period ended October 31
CA Tax-Exempt Fund	441,438	455,210	101,265	*
CT Intermediate Municipal Bond Fund	441,958	540,983	350,377	*
Intermediate Municipal Bond Fund	3,199,657	2,892,900	—
International Bond Fund(k)	215,670	192,393	150,254	*
MA Intermediate Municipal Bond Fund	861,785	799,425	386,319	*
NY Intermediate Municipal Bond Fund	782,387	628,205	411,967	*
NY Tax-Exempt Fund	275,120	229,929	188,138	*
Strategic Income Fund(k)	248,867	59,857	—
For Funds with fiscal period ended December 31
Real Estate Equity Fund	17,962	49,418	—

Statement of Additional Information – January 1, 2014	Page 102

*	Prior to May 1, 2010, these Funds were managed by the Previous Adviser. The figures in this table include amounts reimbursed by the Previous Adviser and its affiliates and the Investment Manager and its affiliates. The table below shows these amounts separately during the relevant fiscal year:

	Amounts Reimbursed During Fiscal Period 2010 or 2011
Fund	Investment Manager and affiliates	Previous Adviser and affiliates
For Funds with fiscal period ended March 31
Pacific/Asia Fund	$87,230	$8,465
For Funds with fiscal period ended April 30
Bond Fund	2,076,121	170,053
Corporate Income Fund	365,983	530
Intermediate Bond Fund	285,433	—
Small Cap Value Fund I	10	—
U.S. Treasury Index Fund	734,069	63,436
For Funds with fiscal period ended May 31
Dividend Income Fund	412,201	54,673
For Funds with fiscal period ended July 31
OR Intermediate Municipal Bond Fund	183,028	329,008
Ultra Short Term Bond Fund	23,307	59,090
For Funds with fiscal period ended August 31
Contrarian Core Fund	213,720	71,834
Emerging Markets Fund	1,166,939	95,101
Global Dividend Opportunity Fund	407,410	989,742
Technology Fund	45,469	—
For Funds with fiscal period ended October 31
CA Tax-Exempt Fund	43,089	58,176
CT Intermediate Municipal Bond Fund	163,248	187,129
International Bond Fund	25,747	124,507
MA Intermediate Municipal Bond Fund	204,395	181,924
NY Intermediate Municipal Bond Fund	210,091	201,876
NY Tax-Exempt Fund	96,660	91,479

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, $3,840,021 in Bond Fund expenses were reimbursed, $395,818 in Corporate Income Fund expenses were reimbursed, $3,258,873 in Intermediate Bond Fund expenses were and $897,060 in U.S. Treasury Index Fund expenses were reimbursed. For the fiscal period from April 1, 2012 to April 30, 2012, $305,850 in Bond Fund expenses were reimbursed, $32,856 in Corporate Income Fund expenses were reimbursed, $325,497 in Intermediate Bond Fund expenses were and $72,774 in U.S. Treasury Index Fund expenses were reimbursed. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, $466,874 were reimbursed.

(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(e)	For the period from June 19, 2012 (commencement of operations) to May 31, 2013.

(f)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended September 30, 2011 and September 30, 2010, respectively.

(g)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended August 31, 2011 and August 31, 2010, respectively.

(h)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended November 30, 2011 and November 30, 2010, respectively.

(i)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended September 30, 2011 and September 30, 2010, respectively.

Statement of Additional Information – January 1, 2014	Page 103

(j)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, $734,739 in Emerging Markets Fund expenses were reimbursed, $0 in Global Energy and Natural Resources Fund expenses were reimbursed, and $2,410,775 in Value and Restructuring Fund expenses were reimbursed. For the fiscal period from April 1, 2012 to August 31, 2012, $202,945 in Emerging Markets Fund expenses were reimbursed, $0 in Global Energy and Natural Resources Fund expenses were reimbursed, and $823,726 in Value and Restructuring Fund expenses were reimbursed. For the fiscal years ended 2011, the information shown is for the twelve months ended March 31, 2011.

(k)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, $111,603 in International Bond Fund expenses were reimbursed and $182,250 in Strategic Income Fund expenses were reimbursed. For the fiscal period from June 1, 2012 to October 31, 2012, $104,067 in International Bond Fund expenses were reimbursed and $66,617 in Strategic Income Fund expenses were reimbursed. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

Fees Waived

If a Fund is not shown, there were no fees waived for the relevant fiscal periods.

	Amounts Waived
Fund	2013	2012	2011
For Funds with fiscal period ended April 30
Bond Fund(a)	$25,716	$23,276	$1,070	*
Corporate Income Fund(a)	32,985	19,237	16,471	*
Intermediate Bond Fund(a)	66,685	55,357	121,214	*
U.S. Treasury Index Fund(a)	17,297	20,463	26,107	*
For Funds with fiscal period ended May 31
HY Municipal Fund(b)	20,886	13,678	13,980
For Funds with fiscal period ended July 31
OR Intermediate Municipal Bond Fund(c)	91,741	66,179	—
Tax-Exempt Fund(d)	198,871	87,652	84,839
	2012	2011	2010
For Funds with fiscal period ended October 31
CA Tax-Exempt Fund	126,525	97,657	90,562	*
CT Intermediate Municipal Bond Fund	25,209	25,305	28,116	*
Intermediate Municipal Bond Fund	197,803	119,542	86,038	*
MA Intermediate Municipal Bond Fund	39,241	35,026	33,645	*
NY Intermediate Municipal Bond Fund	68,035	47,097	30,888	*
NY Tax-Exempt Fund	54,467	34,835	27,500	*
Strategic Income Fund(e)	482,776	290,741	287,333	*

*	Prior to May 1, 2010, these Funds were managed by the Previous Adviser. The figures in this table include amounts waived by the Previous Adviser and its affiliates and the Investment Manager and its affiliates. The table below shows these amounts separately during the relevant fiscal year:

	Amounts Waived During Fiscal Period 2010 or 2011
Fund	Investment Manager and affiliates	Previous Adviser and affiliates
For Funds with fiscal period ended April 30
Bond Fund	$1,070	—
Corporate Income Fund	150,85	$1,386
Intermediate Bond Fund	103,968	17,246
U.S. Treasury Index Fund	23,729	2,378
For Funds with fiscal period ended May 31
HY Municipal Fund	2,325	11,175
For Funds with fiscal period ended July 31
OR Intermediate Municipal Bond Fund	18,580	30,889
Tax-Exempt Fund	33,341	21,712

Statement of Additional Information – January 1, 2014	Page 104

	Amounts Waived During Fiscal Period 2010 or 2011
Fund	Investment Manager and affiliates	Previous Adviser and affiliates
For Funds with fiscal period ended October 31
CA Tax-Exempt Fund	$46,253	$44,309
CT Intermediate Municipal Bond Fund	14,122	13,994
Intermediate Municipal Bond Fund	53,213	32,825
MA Intermediate Municipal Bond Fund	17,706	15,939
NY Intermediate Municipal Bond Fund	18,581	12,307
NY Tax-Exempt Fund	13,926	13,574
Strategic Income Fund	25,214	262,119

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, $21,128 in Bond Fund expenses were waived, $17,162 in Corporate Income Fund expenses were waived, $50,856 in Intermediate Bond Fund expenses were and $18,969 in U.S. Treasury Index Fund expenses were waived. For the fiscal period from April 1, 2012 to April 30, 2012, $2,148 in Bond Fund expenses were waived, $2,075 in Corporate Income Fund expenses were waived, $4,501 in Intermediate Bond Fund expenses were waived and $1,494 in U.S. Treasury Index Fund expenses were waived. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(b)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, $13,500 in HY Municipal Fund expenses were waived.

(c)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, $49,469 in OR Intermediate Municipal Bond Fund expenses were waived.

(d)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, $55,053 in Tax-Exempt Fund expenses were waived.

(e)	Strategic Income Fund changed its fiscal year end in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended May 31, 2012, $323,325 in Strategic Income Fund expenses were waived. For the fiscal period from June 1, 2012 to October 31, 2012, $159,451 in Strategic Income Fund expenses were waived. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

Other Roles and Relationships of Ameriprise Financial and Its Affiliates – Certain Conflicts of Interest

As described above in the Investment Management and Other Services section of this SAI, and in the More Information About the Fund – Primary Service Providers section of each Fund’s prospectus, the Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Investment Manager’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Statement of Additional Information – January 1, 2014	Page 105

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Investment Manager and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager and other affiliates of Ameriprise Financial. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Manager(s) – Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general,

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employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Management and Other Services — The Investment Manager and Subadvisers — Portfolio Managers — Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Investment Manager endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may or may not benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Investment and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Funds’ proxy voting policies and procedures, see Investment Management and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Management and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an

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underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Investment Manager and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Investment Manager, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Selling and/or Servicing Agent Payments for more information.

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Codes of Ethics

The Funds, the Investment Manager, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager or summaries of such policies. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager and its affiliates.

The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Investment Manager, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, the Funds will generally refrain from recalling portfolio securities on loan to vote proxies based upon a determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Funds nor the Investment Manager assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise in which the Funds or the Investment Manager requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct the Investment Manager to endeavor to recall loaned securities if (i) a proposal relating to a merger or acquisition, a material restructuring, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based on the determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds or any potential adverse administrative effects to the Funds of not recalling such securities.

Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a committee (the “Proxy Voting Committee”) composed of representatives of the Investment Manager’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, the Investment Manager’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. The Investment Manager seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if the Investment Manager determines that a material conflict of interest exists, the Investment Manager will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to the Investment Manager’s clients so that they may vote the proxies directly.

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A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Investment Manager’s voting guidelines in effect on the date of this SAI, see Appendix C to this SAI.

Organization and Management of Wholly-Owned Subsidiaries

AP – Alternative Strategies Fund (for purposes of this section, the “Fund”) may invest up to 25% of its total assets in one or more wholly-owned subsidiaries (referred to herein collectively as the “Subsidiary”) organized under the laws of the Cayman Islands, which will gain exposure to the commodities markets. The Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, structured notes, swaps and options), swaps and other investments are expected to produce leveraged exposure to the performance of the commodities markets. The Subsidiary also invests in investment-grade fixed income and other securities that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents, and may invest directly in commodities.

The Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, the Subsidiary is wholly-owned and controlled by the Fund and the Fund’s Board of Trustees oversees the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Investment Manager and the Fund’s subadvisers are responsible for the Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary. The following individuals serve as Directors of the Subsidiary:

Name, address, year of birth	Position held with Subsidiary and length of service	Principal occupation during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 1964	Director since 2012	See Fund Governance – The Officers
Christopher C. Thompson 225 Franklin Street Boston, MA 02110 1964	Director since 2012	Senior Vice President and Head of Product Management and Marketing, Columbia Management Investment Advisers, LLC since May 2010; Managing Director and Head of Product Management, Putnam Investments, 2007-2010; Head of Defined Contribution Investment Only Business, Putnam Investments, 2005-2007.
Michael G. Clarke 225 Franklin Street Boston, MA 02110 1969	Director since 2012	See Fund Governance – The Officers

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The Subsidiary has entered into separate contracts for the provision of advisory, administrative and custody services with the same service providers who provide those services to the Fund. Each Subsidiary will bear the fees and expenses incurred in connection with the services it receives pursuant to those agreements.

The financial information of the Subsidiary will be consolidated into the Fund’s financial statements, as contained within the Fund’s annual and semiannual reports provided to shareholders.

As described below under TAXATION — Qualification as a Regulated Investment Company, in order to qualify for the special tax treatment accorded to RICs under the Code, the Fund must satisfy a 90% gross income requirement and an asset diversification requirement. These requirements are not applicable to the Subsidiary. The Subsidiary will take steps to ensure that income recognized by the Fund in respect of the Subsidiary will be qualifying income for purposes of the 90% gross income requirement. For purposes of the asset diversification requirement, the Fund will limit its investment in the Subsidiary in the aggregate to 25% or less of the Fund’s total assets as of the end of every quarter of its taxable year; the asset diversification requirement applies to the Fund’s interest in the Subsidiary but not to the Subsidiary’s investments.

Changes in U.S. laws and/or the laws of the Cayman Islands could prevent the Fund and/or the Subsidiary from operating as described in the Fund’s prospectus and this SAI, and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

By investing in one or more wholly owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is subject to the same principal risk that the Fund is subject to (which are described in the applicable Fund’s prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, the Investment Manager will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable prospectus and this SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

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FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of eleven Trustees who have varied experience and skills. Ten of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. William F. Truscott, is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his service as chairman of the board and president of the Investment Manager and director and chief executive officer of the Distributor. With respect to Mr. Truscott, the Trustees have concluded that having a senior officer of the Investment Manager serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Investment Manager, and by assisting efforts to align the interests of the Investment Manager more closely with those of Fund shareholders. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee, the Investment Oversight Committees and the Product and Distribution Committee. All of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Investment Manager as the Funds’ investment adviser and administrator. The Investment Manager provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Investment Manager, including risk management services. In addition, each committee of the Board provides oversight of the Investment Manager’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Investment Manager and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds and the Investment Manager with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Investment Manager in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Lukitsh and Messrs. Hacker, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Ms. Verville and Messrs. Hacker, Moffett and Simpson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

Mses. Kelly and Verville and Messrs. Moffett and Nelson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of the Funds’ Chief Compliance Officer and reviewing his compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of the Funds and its service providers, and reviewing each Fund’s portfolio execution.

Mses. Kelly and Lukitsh and Messrs. Mayer and Neuhauser are members of the Product and Distribution Committee. The Product and Distribution Committee’s functions include, among other things, reviewing such matters relating to the

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marketing of the Funds and the distribution of the Fund’s shares, including matters relating to the design and positioning of funds, marketing and distribution strategies for the Funds and the effectiveness and competitiveness of such strategies, as the Committee may deem appropriate.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Independent Trustees.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at 225 Franklin Street, Boston, MA 02110. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to serve as an Independent Trustee, if applicable.

Each Independent Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds overseen by the Board and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The members of the respective IOCs are as follows:

IOC #1: Messrs. Drake, Moffett, Neuhauser and Simpson and Ms. Verville.

IOC #2: Mr. Hacker, Mses. Kelly and Lukitsh, and Messrs. Mayer and Nelson.

The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee	Governance Committee	Advisory Fees & Expenses Committee	Compliance Committee	Investment Oversight Committee	Product & Distribution Committee
For Funds with fiscal periods ending March 31	6	6	6	6	4	6
For Funds with fiscal periods ending April 30	6	6	6	6	4	6
For Funds with fiscal periods ending May 31	6	6	6	6	4	6
For Funds with fiscal periods ending July 31	6	6	6	6	4	6
For Funds with fiscal periods ending August 31	6	6	6	6	4	6
For Funds with fiscal periods ending October 31	4	4	6	5	4	4
For Fund with fiscal periods ending December 31	5	5	6	6	4	5

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

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In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake — Mr. Drake has significant experience serving as a CEO and on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

Douglas A. Hacker — Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly — Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Nancy T. Lukitsh — Ms. Lukitsh has extensive executive experience in the financial services industries, particularly with respect to the marketing of investment products, having served as Senior Vice President, Partner and Director of Marketing for Wellington Management Company, LLP. Ms. Lukitsh has previously served as Chair of Wellington Management Portfolios (commingled investment pools designed for non-U.S. institutional investors) and as a director of other Wellington affiliates. In addition, she has previously served on the boards of directors of various non-profit organizations. She is also a Chartered Financial Analyst.

William E. Mayer — Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

David M. Moffett — Mr. Moffett has extensive executive and board of director experience, including serving on audit committees for public companies. Mr. Moffett was selected as CEO when the Federal Home Loan Mortgage Corporation was placed under conservatorship in 2008, and served as a consultant to its interim chief executive officer and the board of directors until 2009. Formerly, Mr. Moffett was the CFO of a large U.S. bank holding company where his responsibilities included trust and wealth management.

Charles R. Nelson — Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. He served as Professor of Economics at the University of Washington from 1976 to 2011, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser — Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Patrick J. Simpson — Mr. Simpson is a partner in the Portland, Oregon office of Perkins Coie LLP, an international law firm. Mr. Simpson’s practice includes such relevant areas as corporate governance, corporate finance and securities law compliance.

Anne-Lee Verville — Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William F. Truscott — Mr. Truscott has significant executive and board experience with financial services and investment companies. Mr. Truscott has served on the Board of Trustees of the Legacy RiverSource Funds and affiliated funds (Columbia Funds Board) since 2001. He has served as chairman of the board of the Investment Manager since May 2010 and since February 2012 has served as its president. From 2001 to April 2010, Mr. Truscott served as the president, chairman of

Statement of Additional Information – January 1, 2014	Page 114

the board and chief investment officer of the Investment Manager. He has served as director of the Distributor since May 2010 and since February 2012 has served as its chief executive officer. From 2008 to April 2010, Mr. Truscott served as chairman of the board and chief executive officer of the Distributor.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; Chairman of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010; and CEO from 2008 to 2010	52	Jackson Hewitt Tax Service Inc. (tax preparation services) from 2004 to 2011; Student Loan Corporation (student loan provider) from 2005 to 2010; Celgene Corporation (global biotechnology company); The Helios Funds and Brookfield Funds (closed-end funds); Chimerix, Inc. (biopharmaceutical company) since August 1, 2013; Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995 to 2008; and Apex Silver Mines Ltd. from 2007 to 2009
Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	52	Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing); and SeaCube Container Leasing Ltd. (container leasing)
Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	52	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Nancy T. Lukitsh (Born 1956) Trustee	2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser) from 1997 to 2010; Chair, Wellington Management Investment Portfolios (commingled non-U.S. investment pools) from 2007 to 2010; Director, Wellington Trust Company, NA and other Wellington affiliates from 1997 to 2010	52	None
William E. Mayer (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management, University of Maryland from 1992 to 1996	52	DynaVox Inc. (speech creation); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider) from 2000 to 2012; BlackRock Kelso Capital Corporation (investment company)
David M. Moffett (Born 1952) Trustee	2011	Retired. Chief Executive Officer, Federal Home Loan Mortgage Corporation, from 2008 to 2009; Senior Adviser, Global Financial Services Group, Carlyle Group, Inc., from 2007 to 2008; Vice Chairman and Chief Financial Officer, U.S. Bancorp, from 1993 to 2007	52	CIT Group Inc. (commercial and consumer finance); eBay Inc. (online trading community); MBIA Inc. (financial service provider); E.W. Scripps Co. (print and television media); Building Materials Holding Corp. (building materials and construction services); Genworth Financial, Inc. (financial and insurance products and services); and University of Oklahoma Foundation
Charles R. Nelson (Born 1942) Trustee	1981	Retired. Professor Emeritus, University of Washington since 2011; Professor of Economics, University of Washington from 1976 to 2011; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington from 1993 to 2011; Adjunct Professor of Statistics, University of Washington from 1980 to 2011; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	52	None
John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College since August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005; University Professor, Boston College from November 2005 to August 2007	52	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund (closed-end funds)

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie LLP (law firm)	52	None
Anne-Lee Verville (Born 1945) Trustee	1998	Retired. General Manager, Global Education Industry from 1994 to 1997, President – Application Systems Division from 1991 to 1994, Chief Financial Officer – US Marketing & Services from 1988 to 1991, and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology)	52	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to the Board	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William F. Truscott (Born 1960) Trustee	2012	President, Columbia Management Investment Advisers, LLC since February 2012 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously, Chief Executive Officer, U.S. Asset Management & President, Annuities, from May 2010 to September 2012 and President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer from 2006 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006 President and Chief Executive Officer, Ameriprise Certificate Company, 2006 to August 2012	183	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Director, Ameriprise Certificate Company, 2006 to January 2013

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Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below. Mr. Truscott as an Interested Trustee receives no compensation from the Funds.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	Douglas A. Hacker	Janet Langford Kelly(2)	Nancy T. Lukitsh(3)	William E. Mayer	David M. Moffett(4)	Charles R. Nelson	John J. Neuhauser	Patrick J. Simpson(5)	Anne-Lee Verville(6)
For Funds with fiscal year ending March 31
AP – Growth Fund††	$3,672	$2,952	$2,658	$2,796	$2,684	$2,949	$2,615	$2,856	$2,722	$2,851
Amount deferred	882	—	1,628	—	—	—	—	—	1,940	—
Pacific/Asia Fund	2,799	2,108	1,922	2,064	1,964	2,179	1,914	2,114	1,960	2,105
Amount deferred	589	—	1,236	—	—	—	—	—	915	—
Select Large Cap Growth Fund	19,883	14,825	13,538	14,588	13,835	15,452	13,511	14,946	13,755	14,928
Amount deferred	4,180	—	8,679	—	—	—	—	—	6,253	—
For Funds with fiscal year ending April 30
Bond Fund	7,100	5,571	4,975	5,343	5,009	5,661	4,977	5,465	5,061	5,476
Amount deferred	1,595	—	3,889	—	—	—	—	—	2,676	—
Corporate Income Fund	6,560	5,114	4,565	4,908	4,600	5,151	4,567	5,022	4,652	4,259
Amount deferred	1,373	—	3,733	—	—	—	—	—	2,507	—
Intermediate Bond Fund	11,720	9,162	8,158	8,800	8,215	9,251	8,190	9,003	8,298	8,946
Amount deferred	2,529	—	6,524	—	—	—	—	—	4,470
Small Cap Value Fund I	7,157	5,572	4,978	5,353	5,012	5,645	4,980	5,477	5,062	5,459
Amount deferred	1,541	—	3,976	—	—	—	—	—	2,735
U.S. Treasury Index Fund	3,302	2,587	2,308	2,481	2,326	2,612	2,310	2,538	2,353	2,526
Amount deferred	713	—	1,858	—	—	—	—	—	1,253
For Funds with fiscal year ending May 31
Dividend Income Fund	21,420	17,434	15,565	16,739	15,688	17,196	15,567	17,130	15,856	16,612
Amount deferred	4,595	—	10,212	—	—	—	—	—	7,243	—
HY Municipal Fund	5,009	3,897	3,479	3,743	3,505	3,844	3,481	3,830	3,544	3,714
Amount deferred	1,042	—	2,265	—	—	—	—	—	1,623	—
Risk Allocation Fund	1,685	1,290	1,152	1,244	1,162	1,275	1,154	1,274	1,178	1,232
Amount deferred	292	—	810	—	—	—	—	—	498	—
For Funds with fiscal year ending July 31
Large Cap Growth Fund[a]	10,174	7,962	7,132	7,655	7,184	7,861	7,134	7,828	7,257	7,601
Amount deferred	1,531	—	5,340	—	—	—	—	—	3,266	—
OR Intermediate Municipal Bond Fund[b]	3,508	2,750	2,461	2,643	2,479	2,712	2,463	2,702	2,507	2,623
Amount deferred	529	—	1,842	—	—	—	—	—	1,132	—
Tax-Exempt Fund[e]	16,861	13,234	11,849	12,710	11,938	13,051	11,850	12,997	12,063	8,598
Amount deferred	2,591	—	8,816	—	—	—	—	—	5,478	—
Ultra Short Term Bond Fund	6,831	5,376	4,812	5,161	4,849	5,299	4,814	5,277	4,903	5,124
Amount deferred	1,010	—	3,629	—	—	—	—	—	2,242	—
For the Funds with fiscal year ending August 31
AP – Core Plus Bond Fund†	16,467	12,822	11,594	12,187	11,686	12,756	11,477	12,591	11,816	12,338
Amount deferred	1,701	—	9,594	—	—	—	—	—	5,420	—
AP – Small Cap Equity Fund†	3,343	2,604	2,361	2,473	2,378	2,598	2,333	2,558	2,403	2,513
Amount deferred	315	—	1,991	—	—	—	—	—	1,109	—

Statement of Additional Information – January 1, 2014	Page 118

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	Douglas A. Hacker	Janet Langford Kelly(2)	Nancy T. Lukitsh(3)	William E. Mayer	David M. Moffett(4)	Charles R. Nelson	John J. Neuhauser	Patrick J. Simpson(5)	Anne-Lee Verville(6)
AP – Alternative Strategies Fund†	$5,073	$4,283	$4,023	$4,143	$4,040	$4,275	$3,993	$4,234	$4,067	$4,185
Amount deferred	1,837	—	2,126	—	—	—	—	—	2,684	—
Balanced Fund	6,016	4,686	4,249	4,450	4,279	4,674	4,198	4,603	4,323	4,522
Amount deferred	572	—	3,577	—	—	—	—	—	1,995	—
Contrarian Core Fund	9,361	7,334	6,661	6,948	6,707	7,317	6,571	7,193	6,770	7,081
Amount deferred	856	—	5,566	—	—	—	—	—	3,099	—
Emerging Markets Fund[c]	4,047	3,178	2,893	3,005	2,911	3,177	2,850	3,117	2,937	3,075
Amount deferred	331	—	2,504	—	—	—	—	—	1,397	—
Global Energy and Natural Resources Fund[f]	3,398	2,622	2,373	2,499	2,390	2,616	2,350	2,583	2,417	2,530
Amount deferred	335	—	1,979	—	—	—	—	—	1,080	—
Global Dividend Opportunity Fund	4,396	3,406	3,085	3,240	3,108	3,398	3,052	3,351	3,141	3,287
Amount deferred	420	—	2,592	—	—	—	—	—	1,424	—
Greater China Fund	2,610	2,023	1,832	1,925	1,845	2,017	1,813	1,991	1,866	1,951
Amount deferred	251	—	1,537	—	—	—	—	—	847	—
Mid Cap Growth Fund	8,929	6,930	6,291	6,583	6,333	6,927	6,213	6,816	6,393	6,701
Amount deferred	812	—	5,337	—	—	—	—	—	2,925	—
Small Cap Core Fund[c]	4,990	3,882	3,522	3,688	3,546	3,875	3,479	3,815	3,582	3,749
Amount deferred	466	—	2,974	—	—	—	—	—	1,649	—
Small Cap Growth Fund I	5,491	4,260	3,867	4,048	3,893	4,258	3,819	4,190	3,931	4,120
Amount deferred	500	—	3,279	—	—	—	—	—	1,798	—
Technology Fund	2,392	1,851	1,677	1,762	1,689	1,848	1,659	1,822	1,708	1,787
Amount deferred	227	—	1,390	—	—	—	—	—	772	—
Value and Restructuring Fund[b]	10,392	7,931	7,178	7,582	7,230	7,934	7,111	7,835	7,306	7,672
Amount deferred	1,024	—	5,976	—	—	—	—	—	3,157	—
For Funds with fiscal year ending October 31
Columbia California Tax-Exempt Fund	3,797	2,886	2,639	2,803	2,690	2,925	2,651	2,872	2,585	2,881
Amount deferred	1,041	—	1,378	—	—	—	—	—	1,207	—
Columbia Connecticut Intermediate Municipal Bond Fund	2,746	2,108	1,876	2,039	1,945	2,133	1,940	2,088	1,892	2,103
Amount deferred	785	—	981	—	—	—	—	—	912	—
Columbia Intermediate Municipal Bond Fund	10,726	8,179	7,484	7,936	7,531	8,293	7,510	8,130	7,329	8,166
Amount deferred	2,978	—	3,874	—	—	—	—	—	3,455	—
Columbia International Bond Fund[h]	2,304	1,754	1,608	1,703	1,618	1,777	1,613	1,744	1,573	1,751
Amount deferred	637	—	833	—	—	—	—	—	739	—
Columbia Massachusetts Intermediate Municipal Bond Fund	3,075	2,467	2,261	2,393	2,274	2,499	2,267	2,452	2,211	2,462
Amount deferred	898	—	1,169	—	—	—	—	—	1,042	—
Columbia New York Intermediate Municipal Bond Fund	3,045	2,321	2,126	2,251	2,139	2,351	2,133	2,306	2,080	2,316
Amount deferred	845	—	1,100	—	—	—	—	—	980	—

Statement of Additional Information – January 1, 2014	Page 119

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	Douglas A. Hacker	Janet Langford Kelly(2)	Nancy T. Lukitsh(3)	William E. Mayer	David M. Moffett(4)	Charles R. Nelson	John J. Neuhauser	Patrick J. Simpson(5)	Anne-Lee Verville(6)
Columbia New York Tax-Exempt Fund	$2,608	$1,982	$1,813	$1,925	$1,826	$2,007	$41,821	$1,972	$1,775	$1,978
Amount deferred	714	—	947	—	—	—	—	—	828	—
Columbia Strategic Income Fund[h]	9,996	7,620	6,965	7,394	7,010	7,723	6,991	7,575	6,827	7,601
Amount deferred	2,771	—	3,612	—	—	—	—	—	3,215	—
For the Fund with fiscal period ended December 31
Real Estate Equity Fund	3,889	2,958	2,674	2,875	2,726	2,994	2,687	2,945	2,650	2,952
Amount deferred	1,071	—	1,409	—	—	—	—	—	1,242	—

†	For the period from April 20, 2012 (commencement of operation) to August 31, 2012.

††	For the period from April 20, 2012 (commencement of operation) to March 31, 2013.

a	For the period from September 30, 2011 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from September 30 to August 31.

b	For the period from March 31, 2012 to August 31, 2012. During the period, the fiscal year end of each Fund was changed from March 31 to August 31.

c	For the period November 1, 2011 to October 31, 2012. During the period, the fiscal period of each Fund was changed from May 31 to October 31.

1	As of September 30, 2013, the value of Mr. Drake’s account under the deferred compensation plan was $506,314.

2	As of September 30, 2013, the value of Ms. Kelly’s account under the deferred compensation plan was $273,607.

3	Ms. Lukitsh began serving as a Trustee of the Trust in August 2011.

4	Mr. Moffett began serving as a Trustee of the Trust in May 2011.

5	As of September 30, 2013, the value of Mr. Simpson’s account under the deferred compensation plan was $1,772,118.

6	As of September 30, 2013, the value of Ms. Verville’s account under the deferred compensation plan was $782,738.

William F. Truscott, the Interested Trustee, is not compensated by the Funds for his services on the Board.

Independent Trustee Compensation for the Fiscal Year Ended August 31, 2013

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees For the Fiscal Year Ended* August 31, 2013
Rodman L. Drake	$298,000
Amount deferred	$28,500
Douglas A. Hacker	$232,000
Amount deferred	—
Janet Langford Kelly	$210,500
Amount deferred	$185,500
Nancy T. Lukitsh	$220,500
Amount deferred	—
William E. Mayer	$212,000
Amount deferred	—
David Moffett	$231,500
Amount deferred	—
Charles R. Nelson	$208,000
Amount deferred	—

Statement of Additional Information – January 1, 2014	Page 120

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees For the Fiscal Year Ended* August 31, 2013
John J. Neuhauser	$228,000
Amount deferred	—
Patrick J. Simpson	$214,000
Amount deferred	$99,000
Anne-Lee Verville	$224,000
Amount deferred	—

*	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Interested Trustee Compensation for the Fiscal Year Ended July 31, 2013

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Fiscal Year Ended August 31, 2013*
William F. Truscott	$0

*	Mr. Truscott receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Mr. Truscott became a Trustee in March 2012.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as a Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

The tables below show, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Funds, including notional amounts through the Deferred Compensation Plan, as noted, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The tables do not include ownership of Columbia Funds overseen by other boards of trustees/directors.

Statement of Additional Information – January 1, 2014	Page 121

Independent Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	Rodman L. Drake	Douglas A. Hacker	Janet Langford Kelly	Nancy T. Lukitsh	William E. Mayer	David Moffett	Charles R. Nelson
AP – Alternative Strategies Fund	A	A	A	A	A	A	A
AP – Core Plus Bond Fund	A	A	A	A	A	A	A
AP – Growth Fund	A	A	A	A	A	A	A
AP – Small Cap Equity Fund	A	A	A	A	A	A	A
Balanced Fund	A	A	A	A	A	A	A
Bond Fund	A	A	A	A	A	A	A
CA Tax-Exempt Fund	A	A	A	A	A	A	A
CT Intermediate Municipal Bond Fund	A	A	A	A	A	A	A
Contrarian Core Fund	D1	A	A	A	A	A	A
Corporate Income Fund	A	A	D1	A	A	A	E
Dividend Income Fund	D1	A	D1	A	A	A	A
Emerging Markets Fund	C1	E	A	A	A	A	A
Energy and Natural Resources Fund	A	A	A	A	A	A	A
Global Dividend Opportunity Fund	A	A	A	A	A	A	A
Greater China Fund	A	E	A	A	A	A	A
High Yield Municipal Fund	A	A	A	A	A	A	A
Intermediate Bond Fund	A	A	A	A	A	A	E
Intermediate Municipal Bond Fund	A	A	A	A	A	A	E
International Bond Fund	A	A	A	A	A	A	A
Large Cap Growth Fund	A	A	A	A	A	A	D
MA Intermediate Municipal Bond Fund	A	A	A	A	A	A	A
Mid Cap Growth Fund	A	A	A	A	A	A	E
NY Intermediate Municipal Bond Fund	A	A	A	A	A	A	A
NY Tax-Exempt Fund	A	A	A	A	A	A	A
Oregon Intermediate Municipal Bond Fund	A	A	A	A	A	A	A
Pacific/Asia Fund	A	A	A	A	A	A	A
Real Estate Equity Fund	A	A	A	A	A	A	A
Risk Allocation Fund	A	A	A	A	A	A	A
Select Large Cap Growth Fund	D1	E	A	A	A	A	A
Small Cap Core Fund	A	A	A	A	A	A	A
Small Cap Growth Fund I	D1	A	A	A	A	A	A
Small Cap Value Fund I	A	A	A	A	A	A	A
Strategic Income Fund	D1	A	A	A	A	A	A
Tax-Exempt Fund	A	A	E	A	A	A	A
Technology Fund	A	A	A	A	A	A	A
Ultra Short Term Bond Fund	A	A	A	A	A	A	A
U.S. Treasury Index Fund	A	A	A	A	A	A	A
Value and Restructuring Fund	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E1	E	E	A	A	A	E

1	Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Statement of Additional Information – January 1, 2014	Page 122

Independent Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	John J. Neuhauser	Patrick J Simpson	Anne–Lee Verville
AP – Alternative Strategies Fund	A	A	A
AP – Core Plus Bond Fund	A	A	A
AP – Growth Fund	A	A	A
AP – Small Cap Equity Fund	A	A	A
Balanced Fund	A	D	E1
Bond Fund	A	D1	D
CA Tax-Exempt Fund	A	A	A
CT Intermediate Municipal Bond Fund	A	A	A
Contrarian Core Fund	A	A	A
Corporate Income Fund	A	A	A
Dividend Income Fund	A	E1	E1
Emerging Markets Fund	A	D1	A
Energy and Natural Resources Fund	A	D1	A
Global Dividend Opportunity Fund	A	A	A
Greater China Fund	A	A	A
High Yield Municipal Fund	A	A	A
Intermediate Bond Fund	A	C1	A
Intermediate Municipal Bond Fund	A	A	A
International Bond Fund	A	A	A
Large Cap Growth Fund	A	E1	E1
MA Intermediate Municipal Bond Fund	A	A	A
Mid Cap Growth Fund	A	A	A
NY Intermediate Municipal Bond Fund	A	A	A
NY Tax-Exempt Fund	A	A	A
Oregon Intermediate Municipal Bond Fund	A	A	A
Pacific/Asia Fund	A	A	A
Real Estate Equity Fund	A	E1	A
Risk Allocation Fund	A	A	A
Select Large Cap Growth Fund	A	A	A
Small Cap Core Fund	A	A	A
Small Cap Growth Fund I	A	D1	A
Small Cap Value Fund I	D	D1	A
Strategic Income Fund	A	A	D1
Tax-Exempt Fund	A	A	A
Technology Fund	A	A	A
Ultra Short Term Bond Fund	A	A	A
U.S. Treasury Index Fund	A	A	A
Value and Restructuring Fund	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E	E1	E1

1	Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Statement of Additional Information – January 1, 2014	Page 123

Interested Trustee Ownership for the Calendar Year Ended December 31, 2012

Fund	William F. Truscott
AP – Alternative Strategies Fund	A
AP – Core Plus Bond Fund	A
AP – Growth Fund	A
AP – Small Cap Equity Fund	A
Balanced Fund	A
Bond Fund	A
CA Tax-Exempt Fund	A
CT Intermediate Municipal Bond Fund	A
Contrarian Core Fund	D
Corporate Income Fund	C
Dividend Income Fund	C
Emerging Markets Fund	C
Energy and Natural Resources Fund	A
Global Dividend Opportunity Fund	A
Greater China Fund	A
High Yield Municipal Fund	A
Intermediate Bond Fund	A
Intermediate Municipal Bond Fund	A
International Bond Fund	A
Large Cap Growth Fund	A
MA Intermediate Municipal Bond Fund	A
Mid Cap Growth Fund	C
NY Intermediate Municipal Bond Fund	A
NY Tax-Exempt Fund	A
Oregon Intermediate Municipal Bond Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	C
Risk Allocation Fund	A
Select Large Cap Growth Fund	C
Small Cap Core Fund	C
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	E
Tax-Exempt Fund	A
Technology Fund	A
Ultra Short Term Bond Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E

Statement of Additional Information – January 1, 2014	Page 124

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110. In addition to Mr. Truscott, who is a Senior Vice President, the other officers are:

Officer Biographical Information

Name, address and year of birth	Position and year first appointed to position for any fund in the Columbia funds complex or a predecessor thereof	Principal occupation(s) during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer (2009)	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC, since May 2010; and President, Columbia Funds since 2009; previously, Managing Director, Columbia Management Advisors, LLC, from December 2004 to April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009; and senior officer of Columbia Funds and affiliated funds since 2003.
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011) and Chief Financial Officer (2009)	Vice President, Columbia Management Investment Advisers, LLC, since May 2010; previously, Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; and senior officer of Columbia Funds and affiliated funds since 2002.
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President (2006), Chief Legal Officer (2006) and Assistant Secretary (2011)	Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since June 2005; Senior Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc., since May 2010 (previously, Vice President and Chief Counsel – Asset Management, from 2005 to April 2010); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc., since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company, since 2005; Chief Counsel, RiverSource Distributors, Inc., since 2006; and senior officer of Columbia Funds and affiliated funds since 2006.
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Chief Compliance Officer (2012)	Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, from 2005 to April 2010.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC, since May 2010; previously, Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, from 2007 to April 2010.
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Associate General Counsel, Bank of America from 2005 to April 2010.
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Chief Accounting Officer (2008)	Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; previously, Director of Fund Administration, Columbia Management Advisors, LLC, from 2006 to April 2010.

Statement of Additional Information – January 1, 2014	Page 125

Name, address and year of birth	Position and year first appointed to position for any fund in the Columbia funds complex or a predecessor thereof	Principal occupation(s) during past five years
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President (2011) and Assistant Secretary (2008)	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc., since November 2008 and January 2013, respectively (previously, Chief Counsel, from January 2010 to January 2013, and Group Counsel from November 2008 to January 2010); previously, Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, from July 2008 to November 2008.
Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN Born 1965	Vice President (2006)	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC, since May 2010; previously, Chief Administrative Officer, from 2009 to April 2010, and Vice President – Asset Management and Trust Company Services, from 2006 to 2009.
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN Born 1956	Vice President (2011) and Assistant Treasurer (1999)	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; previously, Vice President – Managed Assets, Investment Accounting, Ameriprise Financial, Inc. from 1998 to April 2010.
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc., since January 2010 (previously, Vice President and Group Counsel or Counsel from 2004 to January 2010); officer of Columbia Funds and affiliated funds since 2007.
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President (2006)	President and Director, Columbia Management Investment Services Corp., since May 2010; previously, President and Director, Columbia Management Services, Inc., from 2004 to April 2010; and Managing Director, Columbia Management Distributors, Inc., from 2007 to April 2010.

Statement of Additional Information – January 1, 2014	Page 126

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

The Investment Manager (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions, subject to policies established by the Board. The Investment Manager’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Investment Manager gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Investment Manager will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of securities issuers and other matters than those that the Investment Manager’s staff can follow. In addition, this research provides the Investment Manager with a different perspective on financial markets, even if the securities research obtained relates to issuers followed by the Investment Manager. Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Investment Manager is of the opinion that because the broker-dealer research supplements rather than replaces the Investment Manager’s own research, the receipt of such research does not tend to decrease the Investment Manager’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Funds. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Trust are not reduced because the Investment Manager receives such services.

Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith

Statement of Additional Information – January 1, 2014	Page 127

determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Investment Manager’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances, there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Investment Manager, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that the transaction is effected in accordance with the Funds’ Rule 17e-1 procedures, which require: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to Rule 10f-3.

Statement of Additional Information – January 1, 2014	Page 128

Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Investment Manager. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Investment Manager believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Total Brokerage Commissions

Fund	2013	2012	2011
For Funds with fiscal period ended March 31
AP – Growth Fund	$408,004	—	—
Pacific/Asia Fund	794,725	$664,375	$136,259
Select Large Cap Growth Fund	2,086,104	3,367,597	2,329,422
For Funds with fiscal period ended April 30
Bond Fund(a)	21,942	10,809	18,600
Corporate Income Fund(a)	23,676	12,744	20,513
Intermediate Bond Fund(a)	80,619	53,399	173,845
Small Cap Value Fund I(b)	2,478,374	1,748,075	1,708,280
U.S. Treasury Index Fund(a)	—	—	—
For Funds with fiscal period ended May 31
Dividend Income Fund(c)	1,853,861	2,176,548	1,118,331
HY Municipal Fund(d)	—	—	—
Risk Allocation Fund	3,356	—	—
For Funds with fiscal period ended July 31
Large Cap Growth Fund(e)	2,900,260	3,500,338	3,408,197
OR Intermediate Municipal Bond Fund(f)	—	—	—
Tax-Exempt Fund(g)	—	—	1,886
Ultra Short Term Bond Fund	—	—	—
For Funds with fiscal period ended August 31
AP – Alternative Strategies Fund(k)	544,925	264,107	—
AP – Core Plus Bond Fund(k)	149,453	54,942	—
AP – Small Cap Equity Fund(k)	965,684	4,440,156	—
Balanced Fund	524,505	587,880	498,630
Contrarian Core Fund(h)	1,494,935	1,516,809	1,488,918

Statement of Additional Information – January 1, 2014	Page 129

Fund	2013	2012	2011
Emerging Markets Fund(i)	$3,805,177	$3,789,468	$1,684,409
Global Dividend Opportunity Fund	890,272	1,570,568	1,325,739
Global Energy and Natural Resources Fund(i)	373,043	2,465,946	6,137,174
Greater China Fund	390,131	225,863	326,213
Mid Cap Growth Fund	3,171,321	3,638,725	3,716,464
Small Cap Core Fund(h)	800,017	669,303	748,746
Small Cap Growth Fund I	2,759,776	2,781,535	3,227,355
Technology Fund	347,976	869,734	1,388,641
Value and Restructuring Fund(i)	1,328,880	5,937,219	3,324,224
	2012	2011	2010
For Funds with fiscal period ended October 31
CA Tax-Exempt Fund	—	—	—
CT Intermediate Municipal Bond Fund	—	—	—
Intermediate Municipal Bond Fund	—	—	—
International Bond Fund(j)	354	60	7,557
MA Intermediate Municipal Bond Fund	—	—	—
NY Intermediate Municipal Bond Fund	—	—	—
NY Tax-Exempt Fund	—	—	—
Strategic Income Fund(j)	137,974	86,139	—
For Funds with fiscal period ended December 31
Real Estate Equity Fund	640,257	1,099,715	769,811

(a)	These Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, Bond Fund paid brokerage commissions of $7,922, Corporate Income Fund paid brokerage commissions of $12,300 and Intermediate Bond Fund paid brokerage commissions of $48,655. For the fiscal period from April 1, 2012 to April 30, 2012 Bond Fund paid brokerage commissions of $2,887, Corporate Income Fund paid brokerage commissions of $444 and Intermediate Bond Fund paid brokerage commissions of $4,744. For the fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(b)	Small Cap Value Fund I changed its fiscal year end in 2012 from June 30 to April 30. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to April 30, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(c)	Dividend Income Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(d)	HY Municipal Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(e)	Large Cap Growth Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(f)	OR Intermediate Municipal Bond Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011.

(g)	Tax-Exempt Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to November 30, 2011.

(h)	Contrarian Core Fund and Small Cap Core Fund changed their fiscal year ends in 2012 from September 30 to August 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to August 31, 2012. For the fiscal year ended 2011 and 2010, the information shown is for the twelve months ended September 30, 2011 and September 30, 2010, respectively.

(i)	Emerging Markets Fund, Global Energy and Natural Resources Fund and Value and Restructuring Fund changed their fiscal year ends in 2012 from March 31 to August 31. For the fiscal year ended 2012, the information shown is for the 17-month period from April 1, 2011 to August 31, 2012. For the fiscal year ended March 31, 2012, Emerging Markets Fund paid brokerage commissions of $1,973,067, Global Energy and Natural Resources Fund paid brokerage commissions of 1,876,448, and Value and Restructuring Fund paid brokerage commissions of $2,905,070. For the fiscal period from April 1, 2012 to August 31, 2012, Emerging Markets Fund paid brokerage commissions of $1,816,401, Global Energy and Natural Resources Fund paid brokerage commissions of 589,498, and Value and Restructuring Fund paid brokerage commissions of $3,032,149. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended March 31, 2011 and March 31, 2010, respectively.

(j)

International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012. For the fiscal year ended

Statement of Additional Information – January 1, 2014	Page 130

May 31, 2012, International Bond Fund paid brokerage commissions of $200 and Strategic Income Fund paid brokerage commissions of $73,021. For the fiscal period from June 1, 2012 to October 31, 2012, International Bond Fund paid brokerage commissions of $154 and Strategic Income Fund paid brokerage commissions of $64,953. For the fiscal years ended 2011 and 2010, the information shown is for the twelve months ended May 31, 2011 and May 31, 2010, respectively.

(k)	AP – Core Plus Bond and AP – Small Cap Equity Fund commenced operations on April 20, 2012 and AP – Alternative Strategies Fund commenced operations on April 23, 2012. For the fiscal year ended 2012, the information shown is from commencement of operations to August 31, 2012.

Brokerage Commissions Paid by the Funds to Certain Broker-Dealers

Certain Funds paid brokerage commissions to affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S), during the three most recently completed fiscal years, as indicated in the following table:

Fund	Broker-Dealer	Aggregate dollar amount of commissions paid to broker			Percentage of the fund’s aggregate brokerage commission paid to the certain broker-dealer during the fund’s most recent fiscal year	Percentage of the fund’s aggregate dollar amount of transactions involving the payment of commission effected through the certain broker-dealer during the most recent fiscal year fund’s
		2013	2012	2011
Contrarian Core Fund	Merrill Lynch Pierce Fenner Smith (MLPFS)	—	—	$7,713	0%	0%
Emerging Markets Fund	MLPFS	—	—	$7,484	0%	0%
Global Energy and Natural Resources Fund	MLPFS	—	—	$1,572	0%	0%
Global Dividend Opportunity Fund	MLPFS	—	—	$8,363	0%	0%
Technology Fund	—	—	—	—	0%	0%

*	Prior to May 1, 2010, MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker-dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Investment Manager. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to MLPF&S after May 1, 2010.

Directed Brokerage

The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.

During each Fund’s most recent applicable fiscal year (or period), the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Brokerage Directed for Research

Fund	Amount of transactions	Amount of commissions imputed or paid
	For fiscal period ended in 2013
For Funds with fiscal period ending March 31
AP – Growth Fund	$472,400,231	$202,506
Pacific/Asia Fund	9,562,280	5,263
Select Large Cap Growth Fund	2,070,656,580	884,975
For Funds with fiscal period ending April 30
Bond Fund	—	—
Corporate Income Fund	—	—
Intermediate Bond Fund	—	—
Small Cap Value Fund I	622,983,913	960,230
U.S. Treasury Index Fund	—	—

Statement of Additional Information – January 1, 2014	Page 131

	Amount of transactions	Amount of commissions imputed or paid
Fund	For fiscal period ended in 2013
For Funds with fiscal period ending May 31
Dividend Income Fund	$1,240,649,632	$740,922
HY Municipal Fund	—	—
Risk Allocation Fund	1,294,030	1,317
For Funds with fiscal period ending July 31
Large Cap Growth Fund	3,136,679,500	1,744,117
OR Intermediate Municipal Bond Fund	—	—
Tax-Exempt Fund(e)	—	—
Ultra Short Term Bond Fund	—	—
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	516,276,267	219,417
AP – Core Plus Bond Fund	0	0
AP – Small Cap Equity Fund	136,365,817	219,138
Balanced Fund	882,781,009	452,055
Contrarian Core Fund	2,439,851,785	1,243,003
Emerging Markets Fund	65,646,006	51,962
Global Dividend Opportunity Fund	240,369,719	168,205
Global Energy and Natural Resources Fund	156,039,876	93,360
Greater China Fund	17,506,627	23,802
Mid Cap Growth Fund	918,184,583	522,276
Small Cap Core Fund	110,310,504	135,872
Small Cap Growth Fund I	308,742,151	299,896
Technology Fund	157,058,762	120,639
Value and Restructuring Fund	1,790,644,372	950,311
	For fiscal period ended in 2012
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	—	—
CT Intermediate Municipal Bond Fund	—	—
Intermediate Municipal Bond Fund	—	—
International Bond Fund(a)	—	—
MA Intermediate Municipal Bond Fund	—	—
NY Intermediate Municipal Bond Fund	—	—
NY Tax-Exempt Fund	—	—
Strategic Income Fund(a)	—	—
For Funds with fiscal period ending December 31
Real Estate Equity Fund	70,077,511	40,710

(a)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012.

Securities of Regular Broker-Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.

Statement of Additional Information – January 1, 2014	Page 132

As of each Fund’s most recent applicable fiscal year (or period) end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
	For Fiscal Period Ended in 2013
For Funds with fiscal period ending March 31
AP – Growth Fund	Franklin Resources Inc.	$32,427,166
Pacific/Asia Fund	None	0
Select Large Cap Growth Fund	Franklin Resources Inc.	156,569,132
For Funds with fiscal period ending April 30
Bond Fund	Bear Stearns Commercial Mortgage Securities	24,002,025
	Citigroup, Inc.	2,582,136
	Citigroup/Deutsche Bank Commercial Mortgage Trust	9,993,287
	Citigroup Mortgage Loan Trust, Inc.	122,565
	Citigroup Capital XIII	3,535,366
	Credit Suisse Mortgage Capital Certificates	16,850,248
	GS Mortgage Securities	1,731,456
	JPMorgan Chase & Co.	3,891,683
	JPMorgan Chase Commercial Mortgage Securities	25,677,586
	JPMorgan Chase Capital XXIII	4,818,486
	LB-UBS Commercial Mortgage Trust	13,739,585
	Merrill Lynch & Co., Inc.	1,632,943
	Morgan Stanley Capital 1	16,381,190
	Morgan Stanley Remeric Trust	9,647,636
	PNC Financial Services Group, Inc.	5,942,335
Corporate Income Fund	Citigroup, Inc.	11,209,937
	E*TRADE Financial Corp.	500,950
	The Goldman Sachs Group, Inc.	14,317,696
	JPMorgan Chase & Co.	5,646,725
	Morgan Stanley	12,288,073
	Nuveen Investments, Inc.	1,373,298
Intermediate Bond Fund	Bear Stearns Commercial Mortgage Securities	34,157,704
	Citigroup, Inc.	66,803,396
	Citigroup Commercial Mortgage Trust	5,770,140
	Citigroup/Deutsche Bank Commercial Mortgage Trust	39,551,989
	Citigroup Mortgage Loan Trust, Inc.	32,563,490
	Citigroup Capital XIII	33,253,024
	Credit Suisse Mortgage Capital Certificates	40,035,435
	Credit Suisse First Boston Mortgage Securities Corp.	5,329,682
	E*TRADE Financial Corp.	733,150
	GS Mortgage Securities Corp. II	32,743,130
	Jefferieis & Co., Inc.	1,983,262
	JPMorgan Chase & Co.	60,689,464

Statement of Additional Information – January 1, 2014	Page 133

Fund	Issuer	Value of securities owned at end of fiscal period
	JPMorgan Chase Commercial Mortgage Securities	$70,372,132
	JPMorgan Mortgage Acquisition Corp.	1,082,149
	JPMorgan Chase Capital XXI	18,976,650
	JPMorgan Chase Capital XXIII	17,257,728
	LB-UBS Commercial Mortgage Trust	79,048,787
	Merrill Lynch & Co., Inc.	9,190,182
	Merrill Lynch Mortgage Investors, Inc.	108,993
	Merrill Lynch/Countrywide Commercial Mortgage	21,016,616
	Morgan Stanley Capital 1, Inc.	59,369,420
	Morgan Stanley Capital I, Trust	18,811,688
	Morgan Stanley Remeric Trust	95,328,112
	Nuveen Investments, Inc.	1,418,364
	PNC Financial Services Group, Inc.	81,164,035
Small Cap Value Fund I	Investment Technology Group, Inc.	5,280,775
	Knight Capital Group, Inc.	10,965,645
	Piper Jaffray Companies	829,746
U.S. Treasury Index Fund	None	N/A
For Funds with fiscal period ending May 31
Dividend Income Fund	JPMorgan Chase & Co.	181,637,307
	PNC Financial Services Group, Inc.	71,675,820
HY Municipal Fund	None	N/A
Risk Allocation Fund	None	N/A
For Funds with fiscal period ending July 31
Large Cap Growth Fund	Citigroup, Inc.	38,114,340
OR Intermediate Municipal Bond Fund	None	N/A
Tax-Exempt Fund	None	N/A
Ultra Short Term Bond Fund	Bear Stearns Commercial Mortgage Securities	26,158,761
	Citigroup, Inc.	12,802,486
	Citigroup Commercial Mortgage Trust	1,660,459
	Credit Suisse Mortgage Capital Certificates	644,552
	Credit Suisse First Boston Mortgage Securities Corp.	4,535,182
	GS Mortgage Securities Corp. II	7,034,481
	The Goldman Sachs Group, Inc.	12,791,419
	JPMorgan Chase & Co.	15,154,070
	JPMorgan Chase Commercial Mortgage Securities	16,669,914
	JPMorgan Resecuritization Trust	1,281,365
	LB-UBS Commercial Mortgage Trust	24,736,553
	Merrill Lynch Mortgage Trust	19,370,653
	Morgan Stanley	11,518,353
	Morgan Stanley Capital I, Trust	9,200,544
	PNC Financial Services Group, Inc.	10,427,480
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	Citigroup, Inc.	1,678,501
	Citigroup Capital IX	526,680

Statement of Additional Information – January 1, 2014	Page 134

Fund	Issuer	Value of securities owned at end of fiscal period
AP – Core Plus Bond Fund	Banc of America Merrill Lynch Commercial Mortgage, Inc.	$2,488,561
	Citigroup, Inc.	32,706,177
	Citigroup Commercial Mortgage Trust	3,811,152
	Citigroup/Deutsche Bank Commercial Mortgage Trust	7,867,389
	Citigroup Mortgage Loan Trust, Inc.	16,856,203
	Citigroup Capital XIII	12,012,000
	Credit Suisse Mortgage Capital Certificates	10,449,675
	Credit Suisse Commercial Mortgage Trust	1,184,641
	Credit Suisse First Boston Mortgage Securities Corp.	2,075,093
	E*TRADE Financial Corp.	196,300
	GS Mortgage Securities Corp. II	12,073,729
	The Goldman Sachs Group, Inc.	16,582,528
	Jefferies & Co., Inc.	449,370
	Jefferies Group, Inc.	4,999,383
	JPMorgan Chase & Co.	13,535,733
	JPMorgan Chase Bank	4,434,589
	JPMorgan Chase Commercial Mortgage Securities	28,814,469
	JPMorgan Mortgage Acquisition Corp.	4,030,170
	JPMorgan Mortgage Trust	5,001,706
	JPMorgan Chase Capital XXI	21,115,500
	JPMorgan Chase Capital XXIII	5,268,800
	Legg Mason, Inc.	622,737
	LB-UBS Commercial Mortgage Trust	12,297,785
	Lehman XS Trust	15,640,824
	Merrill Lynch & Co., Inc.	2,306,278
	Merrill Lynch Mortgage Trust	4,255,081
	Merrill Lynch Mortgage Loan Trust	12,529,594
	Morgan Stanley	14,216,387
	Morgan Stanley Capital I	25,761,993
	Morgan Stanley Reremic Trust	16,924,973
	Nuveen Investments, Inc.	757,925
	PNC Financial Services Group, Inc.	8,764,322
	Raymond James Financial, Inc.	3,526,168
	TD Ameritrade Holding Corp.	1,043,447
AP – Small Cap Equity Fund	Piper Jaffray Companieis	1,669,649
	Westwood Holdings Group, Inc.	2,262,115
Balanced Fund	Bear Stearns Commercial Mortgage Securities	1,159,143
	Bear Stearns Companies LLC	3,114,632
	Citigroup, Inc.	27,479,444
	Citigroup Commercial Mortgage Trust	1,537,718
	Citigroup/Deutsche Bank Commercial Mortgage Trust	942,889
	Credit Suisse Commercial Mortgage Trust	215,577
	Credit Suisse First Boston Mortgage Securities Corp.	302,272

Statement of Additional Information – January 1, 2014	Page 135

Fund	Issuer	Value of securities owned at end of fiscal period
	E*TRADE Financial Corp.	$67,200
	GS Mortgage Securities Corp. II	328,286
	The Goldman Sachs Group, Inc.	2,321,363
	JPMorgan Chase & Co.	24,556,216
	JPMorgan Chase Commercial Mortgage Securities	7,759,030
	LB-UBS Commercial Mortgage Trust	841,989
	Merrill Lynch & Co., Inc.	2,442,191
	Morgan Stanley	1,862,356
	Morgan Stanley Capital I	329,473
	Morgan Stanley Reremic Trust	911,835
	Nuveen Investments, Inc.	152,388
	PNC Financial Services Group, Inc.	1,948,190
Contrarian Core Fund	Citigroup, Inc.	80,925,492
	JPMorgan Chase & Co.	80,000,006
	Morgan Stanley	25,630,788
Emerging Markets Fund	None	N/A
Global Dividend Opportunity Fund	Citigroup, Inc.	6,025,833
	JPMorgan Chase & Co.	25,687,077
	Morgan Stanley	6,242,910
Global Energy and Natural Resources Fund	None	N/A
Greater China Fund	None	N/A
Mid Cap Growth Fund	Affiliated Managers Group, Inc.	42,561,274
Small Cap Core Fund	Investment Technology Group, Inc.	10,527,165
Small Cap Growth Fund I	None	N/A
Technology Fund	None	N/A
Value and Restructuring Fund	Citigroup, Inc.	54,281,840
	JPMorgan Chase & Co.	56,760,854
	Morgan Stanley	16,291,268
	For Fiscal Period Ended in 2012
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	None	N/A
CT Intermediate Municipal Bond Fund	None	N/A
Intermediate Municipal Bond Fund	None	N/A
International Bond Fund(a)	None	N/A
MA Intermediate Municipal Bond Fund	None	N/A
NY Intermediate Municipal Bond Fund	None	N/A
NY Tax-Exempt Fund	None	N/A
Strategic Income Fund(a)	Bear Stearns Commercial Mortgage Securities	7,614,982
	Citigroup Mortgage Loan Trust, Inc.	13,680,905
	Citigroup, Inc.	16,513
	Credit Suisse First Boston Mortgage Securities Corp.	442,255
	Credit Suisse Mortgage Capital Certificates	14,202,943
	E*TRADE Financial Corp.	12,881,434
	GS Mortgage Securities Corp. II	10,782,725
	JPMorgan Chase & Co.	1,655,539

Statement of Additional Information – January 1, 2014	Page 136

Fund	Issuer	Value of securities owned at end of fiscal period
	JPMorgan Chase Commercial Mortgage Securities	$13,428,297
	JPMorgan Resecuritization Trust	1,339,501
	Morgan Stanley	12,338,763
	Morgan Stanley Capital I	5,307,920
	Morgan Stanley Reremic Trust	17,690,417
	Nuveen Investments, Inc.	2,715,223
For Funds with fiscal period ending December 31
Real Estate Equity Fund	None	N/A

(a)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31. For the fiscal year ended 2012, the information shown is for the 17-month period from June 1, 2011 to October 31, 2012.

Statement of Additional Information – January 1, 2014	Page 137

OTHER PRACTICES

Performance Disclosure

Effective beginning with performance reporting for the December 31, 2011 year end, in presenting performance information for newer share classes, if any, of a Fund, the Fund typically includes, for periods prior to the offering of such share classes, the performance of the Fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the Fund’s most recently completed fiscal year for which data was available at December 31, 2011 or, for funds and classes first offered after January 1, 2011, the expected expense differential at the time the newer share class is first offered. Actual expense differentials across classes will vary over time. The performance of the Fund’s newer share classes would have been substantially similar to the performance of the Fund’s oldest share class because all share classes of a Fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same sales charges and/or expenses (although differences in expenses between share classes may change over time).

Prior to December 31, 2011, in presenting performance information for a newer share class of a Fund, the Fund would typically include, for periods prior to the offering of such newer share class, the performance of an older share class, the class-related operating expense structure of which was most similar to that of the newer share class, and for periods prior to the initial offering of such older share class, would include the performance of successively older share classes with successively less similar expense structures. Such performance information was not restated to reflect any differences in expenses between share classes and if such differences had been reflected, the performance shown might have been lower. Because, prior to December 31, 2011, the Funds used a different methodology for presenting performance information for a newer share class, such performance information published before December 31, 2011 may differ from corresponding performance information published after December 31, 2011.

For certain Funds, performance shown includes the returns of a predecessor to the Fund. The table below identifies the predecessor fund for certain of these Funds and shows the periods when performance shown is that of the predecessor fund or a predecessor to that fund.

Fund	Predecessor Fund	For periods prior to:
Bond Fund	Excelsior Core Bond Fund, a series of Excelsior Funds, Inc.	March 31, 2008
CT Intermediate Municipal Bond Fund	Galaxy Connecticut Intermediate Municipal Bond Fund, a series of The Galaxy Fund	November 18, 2002
Contrarian Core Fund	Galaxy Growth & Income Fund, a series of The Galaxy Fund	December 9, 2002
Dividend Income Fund	Galaxy Strategic Equity Fund, a series of The Galaxy Fund	November 25, 2002
Emerging Markets Fund	Excelsior Emerging Markets Fund, a series of Excelsior Funds, Inc.	March 31, 2008
Global Energy and Natural Resources Fund	Excelsior Energy and Natural Resources Fund, a series of Excelsior Funds, Inc.	March 31, 2008
Intermediate Municipal Bond Fund	Galaxy Intermediate Tax-Exempt Bond Fund, a series of The Galaxy Fund	November 25, 2002
Large Cap Growth Fund	Galaxy Equity Growth Fund, a series of The Galaxy Fund	November 18, 2002
MA Intermediate Municipal Bond Fund	Galaxy Massachusetts Intermediate Municipal Bond Fund, a series of The Galaxy Fund	December 9, 2002
Pacific/Asia Fund	Excelsior Pacific/Asia Fund, a series of Excelsior Funds, Inc.	March 31, 2008
Select Large Cap Growth Fund	Excelsior Large Cap Growth Fund, a series of Excelsior Funds, Inc.	March 31, 2008
Small Cap Core Fund	Galaxy Small Cap Value Fund, a series of The Galaxy Fund	November 18, 2002

Statement of Additional Information – January 1, 2014	Page 138

Fund	Predecessor Fund	For periods prior to:
U.S. Treasury Index Fund	Galaxy II U.S. Treasury Index Fund, a series of The Galaxy Fund	November 25, 2002
Value and Restructuring Fund	Excelsior Value and Restructuring Fund, a series of Excelsior Funds, Inc.	March 31, 2008

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Holdings Information

The Board and the Investment Manager believe that the investment ideas of the Investment Manager and any subadviser with respect to portfolio management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the Investment Manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.

•

For equity, convertible, alternative and flexible Funds (other than the equity Funds identified below), a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For Funds that are subadvised by Marsico Capital, Columbia Small Cap Growth Fund I and Columbia Variable Portfolio – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•	For fixed-income Funds, a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at

Statement of Additional Information – January 1, 2014	Page 139

minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market Funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of Funds owned solely by affiliates of the Investment Manager are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semiannually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the Investment Manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ websites pursuant to the Funds’ policies may change from time to time without prior notice.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Funds’ Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. These service providers include each Fund’s sub-adviser(s) (if any) and vendors or other entities each subadviser may also hire to perform services for the funds, affiliates of the Investment Manager, the Funds’ custodian, subcustodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds also disclose portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Investment Manager’s legal department, compliance department, and the Funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis

Statement of Additional Information – January 1, 2014	Page 140

are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Funds’ President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements:

The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, Administrator, Investment Manager and subadvisers, the following disclosure arrangements are in place:

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Entities contracted by the Fund Family:
Barclays Capital	Used for analytics including risk and attribution assessment.	Daily
Bloomberg	Used for portfolio analytics and independent research.	Daily or Monthly
Capital Markets Services	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for Columbia Variable Portfolio – Managed Volatility Fund.	As Needed
Cenveo, Inc.	Used for printing of prospectuses, factsheets, annual and semiannual reports.	As Needed
Citigroup	Used in resolving technical difficulties with an analytic software program.	Daily
Cogent Consulting LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used for provision of quantitative analytics, charting and fundamental data.	Daily
Institutional Shareholder Services Inc. (“ISS”)	Used for proxy voting administration and research on proxy matters.	Daily
Investment Technology Group	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Kynex	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Linedata Services, Inc.	Used to assist in resolving technical difficulties with LongView trade order management system software.	As Needed
Lipper / Thomson Reuters	Used to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Used to facilitate writing management’s discussion of fund performance for shareholder reports and periodic marketing communications.	Quarterly
Merrill Corporation	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semiannual reports.	As Needed
MoneyMate	Used to report returns and analytics to client facing materials.	Monthly
Morningstar	Used for independent research and ranking of funds, and to fulfill role as investment consultant for fund of funds product.	Monthly or As Needed
R.R. Donnelley & Sons Company	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semiannual reports.	As Needed
Reflections	Used for printing of prospectuses, factsheets, annual and semiannual reports.	As Needed
Threadneedle	Used by portfolio managers and research analysts in supporting certain management strategies, and by shared support partners (legal, operations, compliance, risk, etc.) to provide Fund maintenance and development.	As Needed

Entities contracted by fund subadvisers:
Advent	Used by certain subadvisers for research management and portfolio accounting.	Daily or As Needed
Advisory Compliance Associates Group	Used by certain subadvisers for best execution analysis	Quarterly
Barclays Capital	Used by certain subadvisers for analytics and modeling.	Daily
Bloomberg	Used by certain subadvisers for internal reporting and portfolio analysis and for order management services.	Daily
Capital I.Q.	Used by certain subadvisers for analytical and statistical information, internal reporting, and portfolio analysis.	Daily
Citigroup	Used by certain subadvisers for analytics and modeling.	Daily
Electra	Used by certain subadvisers for market value reconciliations and transmitting custodian audited financial statement information.	Monthly

Statement of Additional Information – January 1, 2014	Page 141

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
EVARE/SS&C	Used by certain subadvisers for market value reconciliations and transmitting custodian audited financial statement information.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for portfolio analytics, risk modeling, stock research, and reporting.	Daily
First Rate, Inc.	Used by certain subadvisers for performance and client reporting systems.	Daily
Infinit-O	Used by certain subadvisers for reconciling cash and positions.	Daily
Market ClearPar	Used by certain subadviser for confirmation and settlement of bank loan trades.	As Needed
MarkitSERV	Used by certain subadvisers for uploading derivatives trades, matching, and confirmation.	As Needed
Omgeo, LLC	Used by certain subadvisers for trade settlement.	Daily
SEI	Used by certain subadvisers for back office settlement, accounting and performance systems.	Daily
SmartStream	Used by certain subadvisers for back office transactions and holdings reconciliation.	Daily
State Street Bank and Trust Company	Used by certain subadvisers for shadow accounting.	Daily
William O“Neil	Used by certain subadvisers for research, and analytical and statistical information.	Daily

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent, the Distributor and the Investment Manager, may pay significant amounts to Selling Agents, including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to Selling Agents may vary. A number of factors may be considered in determining payments to a Selling Agent, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by Selling Agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares on an annual basis.

The Board has authorized each Fund to pay up to 0.20% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the Selling Agent for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to Selling Agents in connection with the provision of these additional shareholder services and other services.

The Funds also may make additional payments to Selling Agents that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected Selling Agents receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the Selling Agent’s system or other similar services.

As of April 2013, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Funds to the Selling Agents or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	ADP Broker-Dealer, Inc.

•	American Century Investment Management, Inc.

•	American United Life Insurance Co.

•	Ameriprise Financial Services, Inc.*

•	Ascensus, Inc.

•	AXA Advisors

•	AXA Equitable Life Insurance

•	Bank of America, N.A.

•	Benefit Plan Administrators

•	Benefit Trust

•	Charles Schwab & Co., Inc.

•	Charles Schwab Trust Co.

•	Clearview Correspondent Services/BB&T Securities

•	Davenport & Company City National Bank

•	CPI Qualified Plan Consultants, Inc.

•	Daily Access Concepts, Inc.

•	Digital Retirement Solutions

•	Edward D. Jones & Co., LP

•	ExpertPlan

•	Fidelity Brokerage Services, Inc.

Statement of Additional Information – January 1, 2014	Page 142

•	Fidelity Investments Institutional Operations Co.

•	Guardian Life and Annuity Company Inc.

•	Genworth Life and Annuity Insurance Company

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hartford Securities Distribution

•	HD Vest

•	Hewitt Associates LLC

•	ICMA Retirement Corporation

•	ING Life Insurance and Annuity Company

•	ING Institutional Plan Services, LLP

•	Janney Montgomery Scott, Inc.

•	JJB Hilliard Lyons

•	John Hancock Life Insurance Company (USA)

•	John Hancock Life Insurance Company of New York

•	JP Morgan Retirement Plan Services LLC

•	Lincoln National Life Insurance Company

•	Lincoln Retirement Services

•	LPL Financial Corporation

•	Marshall & Illsley Trust Company

•	Massachusetts Mutual Life Insurance Company

•	Mercer HR Services, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Mid Atlantic Capital Corporation

•	Minnesota Life Insurance Co.

•	Morgan Stanley Smith Barney

•	Morgan Keegan & Company

•	MSCS Financial Services Division of Broadridge Business Process Outsourcing LLC

•	National Financial Services

•	Nationwide Investment Services

•	Newport Retirement Services, Inc.

•	New York State Deferred Compensation Plan

•	NYLife Distributors LLC
•	Oppenheimer

•	Plan Administrators, Inc.

•	PNC Bank

•	Principal Life Insurance Company of America

•	Prudential Insurance Company of America

•	Prudential Retirement Insurance & Annuity Company

•	Pershing LLC

•	Raymond James & Associates

•	RBC Capital Markets

•	Reliance Trust

•	Robert W. Baird & Co., Inc.

•	Standard Insurance Company

•	Stifel Nicolaus & Co.

•	TD Ameritrade Clearing, Inc.

•	TD Ameritrade Trust Company

•	The Retirement Plan Company

•	Teachers Insurance and Annuity Association of America

•	Transamerica Advisors Life Insurance Company

•	Transamerica Life Insurance Company

•	T. Rowe Price Group, Inc.

•	UBS Financial Services, Inc.

•	Unified Trust Company, N.A.

•	Upromise Investments, Inc.

•	USAA Investment Management Co

•	Vanguard Group, Inc.

•	VALIC Retirement Services Company

•	Wells Fargo Advisors

•	Wells Fargo Bank, N.A.

•	Wells Fargo Funds Management, LLC

•	Wilmington Trust Company

•	Wilmington Trust Retirement & Institutional Services Company

•	Xerox HR Solutions

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Statement of Additional Information – January 1, 2014	Page 143

Additional Selling Agent Payments

Selling Agents may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected Selling Agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single Selling Agent may receive payments under all categories. A Selling Agent also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a Selling Agent or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to Selling Agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the Selling Agent, the size of the customer/shareholder base of the Selling Agent, the manner in which customers of the Selling Agent make investments in the Funds, the nature and scope of marketing support or services provided by the Selling Agent (as described more fully below) and the costs incurred by the Selling Agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and Selling Agents, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing/Sales Support Payments

The Distributor, the Investment Manager and their affiliates may make payments, from their own resources, to certain Selling Agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, gross sales of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, reimbursement of ticket charges (fees that a Selling Agent firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each Selling Agent, the marketing support payments to each Selling Agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the Selling Agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the Selling Agent. The Distributor and other Ameriprise Financial affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain Selling Agents. Such increased payments may enable the Selling Agents to offset credits that they may provide to their customers.

As of April 2013, the Distributor, the Investment Manager or their affiliates had agreed to make marketing support payments with respect to the Funds to the Selling Agents or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group

•	Ameriprise Financial Services, Inc.*

•	AXA Advisors, LLC

•	Citigroup Global Markets Inc./Citibank

•	Commonwealth Financial Network

•	Investacorp
•	J.J.B. Hilliard, W.L. Lyons, Inc.

•	J.P. Morgan Chase Clearing Corp.

•	Lincoln Financial Advisors Corp.

•	Linsco/Private Ledger Corp.

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley Smith Barney

Statement of Additional Information – January 1, 2014	Page 144

•	Oppenheimer & Co., Inc.

•	Raymond James & Associates, Inc.

•	Raymond James Financial Services, Inc.

•	RBC Capital Markets

•	Securities America, Inc.
•	Triad Advisors

•	UBS Financial Services Inc.

•	U.S. Trust/Bank of America

•	Wells Fargo Advisors

•	Vanguard Marketing Corp

*	Ameriprise Financial affiliate

The Distributor, the Investment Manager and their affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain Selling Agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to Selling Agents that enable the Distributor to participate in and/or present at Selling Agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other Selling Agent employees, financial intermediary entertainment and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your Selling Agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your Selling Agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a Selling Agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.

Statement of Additional Information – January 1, 2014	Page 145

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Most of the Funds are authorized to issue multiple classes of shares. Such classes are designated as Class A, Class B, Class C, Class E, Class F, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Subject to certain limited exceptions discussed in each Fund’s prospectuses and in this SAI, a Fund may no longer be accepting new investments from current shareholders or prospective investors in general or with respect to one or more classes of shares. The Funds, however, may at any time and without notice, accept new investments in general or with respect to one or more previously closed classes of shares.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds or the relevant class. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds and classes will continue indefinitely.

Liability

The Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any series in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a series of the Trust is held to be personally liable solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Fund (or attributable to the class) of which such shareholder or former shareholder is or was the holder of shares to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, agents or service providers covering claims and liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that Trustees are not liable for their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and are not be liable for errors of judgment or mistakes of fact or law.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

By becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Statement of Additional Information – January 1, 2014	Page 146

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Each whole share (or fractional share) outstanding on the applicable record date shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement (if shareholder approval is required under exemptive relief) or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and have no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Conversion features and exchange privileges are described in the Funds’ prospectuses and Appendix S to this SAI.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

Statement of Additional Information – January 1, 2014	Page 147

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information and Appendix S to this SAI supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker-dealers to accept buy and sell orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

Potential Adverse Effects of Large Investors

Each Fund may from time to time sell to one or more investors, including other funds advised by the Investment Manager or third parties, a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such investors. Such sales and redemptions may be very substantial relative to the size of the Fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect the Fund’s performance to the extent that the Fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the Fund otherwise would not invest or sell. Such transactions also may increase a Fund’s transaction costs, which would detract from Fund performance. If a Fund is forced to sell portfolio securities that have appreciated in value, such sales may accelerate the realization of taxable income.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Statement of Additional Information – January 1, 2014	Page 148

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those Funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the Fund is open for business, unless the Board determines otherwise. The Funds do not value their shares on days that the NYSE is closed.

For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

Statement of Additional Information – January 1, 2014	Page 149

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, in accordance with valuation procedures, which are approved by the Board, determine in good faith a security’s fair value in the event that (i) quotations are not readily available, such as when trading is halted or securities are not actively traded; (ii) valuations obtained for a security are deemed, in the judgment of the valuation committee, not to be reflective of market value (prices deemed unreliable); or (iii) a significant event has been recognized in relation to a security or class of securities that is not reflected in quotations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any relevant factors may be taken into account in determining fair value, including the following, among others: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities on markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, relevant factors may include, but not be limited to, the following: the value of foreign securities traded on other foreign markets; ADR and/or GDR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

Statement of Additional Information – January 1, 2014	Page 150

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, limited in respect of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded

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partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Fund will be subject to tax at regular corporate rates.

If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken

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into account after October 31 of a calendar year (or November 30 or December 31 if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. The Fund must use any post 2010-losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses.

Capital Loss Carryforward

Fund	Total Capital Loss Carryforward	Amount Expiring in
		2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Short-term*	Long-term*
For Funds with fiscal period ending March 31
AP – Growth Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Pacific/Asia Fund	$32,182,549	—	—	—	—	$9,165,902	$9,726,053	$790,415	—	—	—	$12,500,179	—
Select Large Cap Growth Fund	$120,778,632	—	—	—	—	—	—	—	—	—	—	$120,778,632	—
For Funds with fiscal period ending April 30
Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Corporate Income Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Intermediate Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Small Cap Value Fund I	—	—	—	—	—	—	—	—	—	—	—	—	—
U.S. Treasury Index Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
For Funds with fiscal period ending May 31
Dividend Income Fund	$1,266,110	—	$1,266,110	—	—	—	—	—	—	—	—	—	—
HY Municipal Fund	$84,346,998	—	$466,991	$1,471,699	$5,694,295	$17,741,445	$35,721,468	$4,244,605	—	—	—	$152,354	$18,854,141
Risk Allocation Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
For Funds with fiscal period ending July 31
Large Cap Growth Fund	$189,632,517	—	—	$169,026,889	$20,605,628	—	—	—	—	—	—	—	—
OR Intermediate Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Tax-Exempt Fund	$88,625,795	—	—	$8,298,230	$57,869,171	$1,455,576	$6,621,391	$14,381,427	—	—	—	—	—
Ultra Short Term Bond Fund	$27,218,620		$627,248	$685,751	$213,699	$2,249,159	$1,023,617	$11,369,928	—	—	—	$4,155,779	$6,893,439

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Fund	Total Capital Loss Carryforward	Amount Expiring in
		2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Short- term*	Long-term*
For Funds with fiscal period ending August 31
AP – Alternative Strategies Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
AP – Core Plus Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
AP – Small Cap Equity Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Balanced Fund	$57,737,726	—	—	—	—	$57,737,726	—	—	—	—	—	—	—
Contrarian Core Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Emerging Markets Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Global Dividend Opportunity Fund	$19,838,683	—	—	—	—	$19,838,683	—	—	—	—	—	—	—
Global Energy and Natural Resources Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Greater China Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Mid Cap Growth Fund	$87,578,184	—	—	$28,080,558	$59,497,626	—	—	—	—	—	—	—	—
Small Cap Core Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund I	$6,101,280	—	—	—	$6,101,280	—	—	—	—	—	—	—	—
Technology Fund	$10,167,099	—	—	—	—	—	$10,167,099	—	—	—	—	—	—
Value and Restructuring Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
For Funds with fiscal period ending October 31
CA Tax-Exempt Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
CT Intermediate Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Intermediate Municipal Bond Fund	$20,794,936	—	—	—	—	$832,773	$62,558	—	—	—	—	—	$19,899,605
International Bond Fund(a)	$476,788	—	—	—	—	—	—	—	—	—	—	$254,516	$222,272
MA Intermediate Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
NY Intermediate Municipal Bond Fund	$946,916	—	—	—	—	$946,916	—	—	—	—	—	—	—
NY Tax-Exempt Fund	—	—	—	—	—	—	—	—	—	—	—	—	—
Strategic Income Fund(a)	—	—	—	—	—	—	—	—	—	—	—	—	—
For Funds with fiscal period ending December 31
Real Estate Equity Fund	$43,062,452	—	—	$21,403,060	$10,496,317	$11,163,075	—	—	—	—	—	—	—

*	Not subject to expiration.

(a)	International Bond Fund and Strategic Income Fund changed their fiscal year ends in 2012 from May 31 to October 31.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not

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have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, when a Fund purchases a bond at a price that exceeds the redemption price at maturity — that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of the amortized premium.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of

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the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

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Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements and certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Certain of the Funds employ a multi-manager approach in which the Investment Manager and one or more investment subadvisers each provide day-to-day portfolio management for a portion (or “sleeve”) of the Fund’s assets. Due to this multi-manager approach, certain of these Funds’ investments may be more likely to be subject to one or more special tax rules (including, but not limited to, wash sale, constructive sale, short sale, and straddle rules) that may affect the timing, character and/or amount of a Fund’s distributions to shareholders.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or, in later periods, if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.

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“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. Very generally, a CFC is a foreign corporation that is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiaries of AP – Alternative Strategies Fund (for purposes of this paragraph, the “Fund”) are expected to be CFCs in which the Fund will be a U.S. Shareholder. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC. Subpart F income generally includes net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund recognizes subpart F income in excess of actual cash distributions from a CFC, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

In addition, if any income earned by the Subsidiary were treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income” or “ECI”), such income would be subject to both a so-called “branch profits tax” of 30% and a federal income tax at the rates applicable to U.S. corporations, at the entity level. If, for U.S. federal income tax purposes, the Subsidiary were to earn ECI in connection with its direct investment activities, a portion or all of the Subsidiary’s income would be subject to these U.S. taxes. The Fund expects that, in general, the activities of the Subsidiary will be conducted in such a manner that it will not be treated as engaged in a U.S. trade or business, but there can be no assurance that the entity will not recognize any effectively connected income. The imposition of U.S. taxes on ECI could significantly reduce shareholders’ returns on their investments in the Fund.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

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Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. This sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases (including through the reinvestment of dividends) substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).

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Cost Basis Reporting

Historically, each Fund has been required to report to shareholders and the IRS only gross proceeds on sales, redemptions or exchanges of Fund shares. The Funds are subject to new reporting requirements for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 and sold, redeemed or exchanged after that date. IRS regulations now generally require the Funds (or the shareholder’s Selling Agent, if Fund shares are held through a Selling Agent) to provide the shareholders and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with a Fund, each Fund will calculate and report cost basis using the Fund’s default method of average cost, unless the shareholder instructs the Fund to use a different calculation method. A Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please visit the Funds’ website at www.columbiamanagement.com or contact the Funds at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If a shareholder retains Fund shares through a Selling Agent, he or she should contact their Selling Agent to learn about the Fund’s cost basis reporting default method and the reporting elections available to his or her account. The Funds do not recommend any particular method of determining cost basis. The shareholder should consult a tax advisor to determine which available cost basis method is best. When completing U.S. federal and state income tax returns, shareholders should carefully review the cost basis and other information provided and make any additional basis, holding period or other adjustments that may be required.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds of Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in written statements if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a “Tax-Exempt Fund”). In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds of Funds below.

Distributions by a Tax-Exempt Fund, other than those attributable to interest on the Tax-Exempt Fund’s tax-exempt obligations and properly reported as exempt-interest dividends, will be taxable to shareholders as ordinary income or

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long-term capital gain or, in some cases, could constitute a return of capital to shareholders. See Taxation of Distributions above. Each Tax-Exempt Fund will notify its shareholders in written statements of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states).

You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund. Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to Funds of Funds

Certain Funds (each such fund, a Fund of Funds) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, underlying funds). Consequently, their income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund of Funds recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund of Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund of Funds. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses of a Fund of Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

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As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund of Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the underlying funds.

Depending on the percentage ownership of a Fund of Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund of Funds of such underlying fund may cause the Fund of Funds to be treated as receiving a dividend in the full amount of the redemption proceeds instead of receiving a capital gain or loss on the redemption of shares of the underlying fund. This could be the case where a Fund of Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying fund directly.

If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund.

If a Fund of Funds is a “qualified fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax Considerations Pertaining to Tax-Exempt Funds above.

Further, if a Fund of Funds is a qualified fund of funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund of Funds or paid by an underlying fund in which the Fund of Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes, subject to applicable limitations. However, even if a Fund of Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.

U.S. Federal Income Tax Rates

The maximum stated U.S. federal income tax rate applicable to individuals generally is 39.6% for ordinary income and 20% for net long-term capital gain (in each case, not including the 3.8% Medicare contribution tax described below).

In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s gross income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. Qualified dividend income is taxable to individual shareholders at tax rates applicable to long-term capital gain. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

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The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain currently is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain recognized on the sale, redemption, exchange or other taxable disposition of Fund shares. The details of the implementation of the tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund of Funds invests, see Special Tax Considerations Pertaining to Funds of Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined above) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before

Statement of Additional Information – January 1, 2014	Page 163

January 1, 2014, distributions made to foreign shareholders and properly reported by a Fund as “interest-related dividends” are exempt from U.S. federal income tax withholding. The exemption for interest-related dividends does not apply to any distribution to a foreign shareholder (i) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (ii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iii) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. Interest-related dividends are generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order for a distribution to qualify as an interest-related dividend, the Fund is required to report it as such in a written notice furnished to its shareholders. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither U.S. federal income tax withholding nor the exemption for interest-related dividends (if otherwise applicable) will apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly reported as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2014, a distribution to a foreign shareholder attributable to the Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such by the Fund in a written statement, furnished to its shareholders (“short-term capital gain dividends”) is generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applies to such distributions.

It is currently unclear whether Congress will extend this exemption from withholding for interest-related and short-term capital gain dividends for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014, or what the terms of such an extension would be. Even if permitted to do so, each Fund provides no assurance that it would report any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund reports a payment as exempt from U.S. federal withholding tax (e.g., as a short-term capital gain or interest-related dividend), no assurance can be made that the intermediary will respect such classification, and an intermediary may withhold in spite of such reporting by a Fund. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs (or, prior to January 1, 2014, regulated investment companies) and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC.

Generally, a USRPHC is a domestic corporation that holds USRPIs — defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, under a special “look-through” rule, amounts that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally will retain their character as such in the hands of the Fund’s foreign shareholders. On and after January 1, 2014, this special “look-through” rule will apply only to those distributions that, in turn, are attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, any such amounts treated as USRPI gains generally will be treated as gains

Statement of Additional Information – January 1, 2014	Page 164

“effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of whether the Fund otherwise reported such distribution as a short-term capital gain dividend or Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, such withholding generally is not required with respect to amounts paid in redemption of shares of a Fund if it is a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. The exemption will expire for redemptions made on or after January 1, 2014, unless Congress enacts legislation providing otherwise. If no such legislation is enacted, beginning on January 1, 2014, such withholding is required without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Statement of Additional Information – January 1, 2014	Page 165

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends) beginning as early as July 1, 2014.

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed-compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide its Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Statement of Additional Information – January 1, 2014	Page 166

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Management Ownership

As of November 30, 2013, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund, except as set forth in the table below:

Fund	Class	Percentage of Class Beneficially Owned
Balanced Fund	K	5.56%
Greater China Fund	Z	2.39%
Risk Allocation	A	3.83%

Principal Shareholders and Control Persons

The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons is provided following the tables. The information provided for each Fund is as of a date no more than 30 days prior to the date of filing a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund.

Funds with Fiscal Year Ending March 31:

Except as otherwise indicated, the information below is as of June 30, 2013.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AP – Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	100.00%	100.00%
Pacific/Asia Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	48.83%	N/A
	707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	41.52%
	COLUMBIA MGMT INVESTMENT	Class R4	100.00%	78.89%
	ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	100.00%
	FIRST CLEARING LLC	Class A	5.43%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	14.13%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	12.70%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	26.06%	N/A

Statement of Additional Information – January 1, 2014	Page 167

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	35.22%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.46%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.97%	N/A
	JPMCB NA CUST FOR COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.47%	N/A
	JPMCB NA CUST FOR SC529 PLAN COLUMBIA AGGRESSIVE GROWTH 529 PORTFOLIO 14201N DALLAS PKWY FL 13 DALLAS TX 75254	Class Z	13.73%	N/A
	JPMCB NA CUST FOR SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	14.15%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	9.47%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	12.66%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	24.09%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.60%	N/A
	NORTHERN TRUST AS TRUSTEE FBO GRAND TRUNK WESTERN RR CO PO BOX 92956 CHICAGO IL 60675-2956	Class Z	10.27%	N/A
	PERSHING LLC	Class A	13.97%	N/A
	1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class C	15.92%

Statement of Additional Information – January 1, 2014	Page 168

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	STATE STREET BK & TR ROTH IRA HARRY KIMURA 3027 ALEXANDER AVE SANTA CLARA CA 95051-5507	Class C	6.68%	N/A
Select Large Cap	AMERICAN ENTERPRISE INVESTMENT SVC	Class W	99.98%	N/A
Growth Fund	707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	38.35%
	BANK OF AMERICA FBO CUST ACH FDN – COLUMBIA PO BOX 843969 DALLAS TX 75284-3969	Class Y	22.56%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	8.82%	N/A
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	13.95%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class Z	8.11%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.34%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE FEMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	9.25%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	18.62%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.98%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.56%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	32.00%	N/A

Statement of Additional Information – January 1, 2014	Page 169

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	25.51%	N/A
	KEYBANK NA FBO MEDCENTRAL PEN-COLUMBIA SELECT PO BOX 94871 CLEVELAND OH 44101-4871	Class Y	35.56%	N/A
	MERRILL LYNCH, PIERCE,	Class C	14.27%	36.75%
	FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	58.86%
	MG TRUST CO CUST FBO LOOSE BROWN & ASSOCIATES PC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.36%	N/A
	MG TRUST COMPANY TRUSTEE VIRGINIA HEALTH SERVICES INC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	7.02%	N/A
	MORGAN STANLEY SMITH BARNEY	Class A	13.17%	N/A
	HARBORSIDE FINANCIAL CENTER	Class C	16.55%
	PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	5.68%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A	37.02%	N/A
		Class C	37.95%
		Class Y	41.86%
		Class Z	8.20%
		Class R4	66.22%
		Class R5	73.31%
	PERSHING LLC	Class R4	33.65%	N/A
	1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class R5	12.05%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	5.79%	N/A

Statement of Additional Information – January 1, 2014	Page 170

Funds with Fiscal Year Ending April 30:

Except as otherwise indicated, the information below is as of July 31, 2013.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	13.42%	N/A
	707 2ND AVE S	Class B	12.15%
	MINNEAPOLIS MN 55402-2405	Class C	11.96%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	62.10%	N/A
	FIRST CLEARING LLC	Class B	13.03%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	11.25%
	FRONTIER TRUST COMPANY FBO B & L CORPORATION 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	7.88%	N/A
	FRONTIER TRUST COMPANY FBO C ANTHONY PHILLIPS ACCOUNTANCY 401 PO BOX 10758 FARGO ND 58106-0758	Class R	8.49%	N/A
	FRONTIER TRUST COMPANY FBO ED FAGAN INC 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	13.97%	N/A
	FRONTIER TRUST COMPANY FBO EFK MOEN 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	16.90%	N/A
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT LLC 401 K PO BOX 10758 FARGO ND 58106-0758	Class R	8.07%	N/A
	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	14.83%	N/A
	FRONTIER TRUST COMPANY FBO NORDAAS AMERICAN HOMES OF MN LAKE PO BOX 10758 FARGO ND 58106-0758	Class R	7.66%	N/A
	FRONTIER TRUST COMPANY FBO RGS 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	5.31%	N/A
	FRONTIER TRUST COMPANY FBO RHEUMATOLOGY CONSULTANTS WNY PC PO BOX 10758 FARGO ND 58106-0758	Class R	8.90%	N/A

Statement of Additional Information – January 1, 2014	Page 171

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	9.93%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class A Class B Class C Class T Class Y Class Z	27.33% 46.14% 18.60% 24.37% 99.99% 82.60%	75.28%
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTENTION SERVICE TEAM
	4800 DEER LAKE DRIVE EAST 3RD FLOOR
	JACKSONVILLE FL 32246-6484
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Z	7.41%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	12.06%	N/A
	PERSHING LLC	Class A	5.13%	N/A
	1 PERSHING PLZ	Class B	5.46%
	JERSEY CITY NJ 07399-0002	Class C	7.04%
		Class R4	85.74%
	RIVERSOURCE INVESTMENTS LLC	Class I	100.00%	N/A
	ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	100.00%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	37.90%	N/A
Corporate Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	34.94%	N/A
	707 2ND AVE S	Class B	17.56%
	MINNEAPOLIS MN 55402-2405	Class C	23.78%
		Class W	100.00%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class Z	7.12%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Y	100.00%	42.04%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A	5.41%	N/A
	FIRST CLEARING LLC	Class B	23.74%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	11.04%

Statement of Additional Information – January 1, 2014	Page 172

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.97%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.90%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	35.44%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	18.48%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	19.28%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.53%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.94%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	Class A	6.76%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class B	23.12%
	ATTN FUND ADMINISTRATION	Class C	13.12%
	4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class Z	53.50%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	8.03%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B	5.10%	N/A
		Class C	7.78%
		Class Z	8.07%
		Class R5	5.83%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	Class R4	17.04%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	82.49%	N/A
		Class B	7.68%
		Class C	14.08%
		Class R5	89.62%

Statement of Additional Information – January 1, 2014	Page 173

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A	5.12%	N/A
Intermediate Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	33.22%	27.75%
		Class B	25.80%
		Class C	16.76%
		Class W	100.00%
	CHARLES SCHWAB & CO INC	Class R5	86.48%	N/A
	SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class Z	9.20%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Y	100.00%	N/A
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	56.09%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	8.00%	N/A
	FRONTIER TRUST CO FBO O NEILL MCFADDEN & WILLETT LLP 40 PO BOX 10758 FARGO ND 58106-0758	Class R	5.02%	N/A
	FRONTIER TRUST CO FBO RKT SAVINGS & RETPLAN PO BOX 10758 FARGO ND 58106-0758	Class R	17.86%	N/A
	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K PO BOX 10758 FARGO ND 58106-0758	Class R	6.51%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	43.90%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class B Class C Class R Class Z	7.15% 14.28% 10.28% 60.88%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS
	ATTENTION SERVICE TEAM
	4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.14%	N/A

Statement of Additional Information – January 1, 2014	Page 174

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	16.88%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	88.84%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	7.10%	N/A
		Class R4	8.03%
		Class R5	12.50%
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	99.73%
Small Cap Value Fund I	AMERICAN ENTERPRISE INVESTMENT SVC	Class B	13.04%	N/A
	707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	7.99%
	CAPITAL BANK & TRUST CO TTEE F PARK AVE MOTOR CORP 401K SVGS PL 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Class R	66.66%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE FFORT BELVOIR FEDERAL CREDIT UNION 48515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Class R	22.54%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	99.02%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class Z	30.40%	N/A
	FIRST CLEARING LLC	Class B	17.25%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.17%
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	CLASS I	98.26%	N/A
	JPMORGAN CHASE AS TRUSTEE FBO THE ESI 401 K PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Class Y	37.00%	N/A
	JP MORGAN CHASE BANK TTEE/CUST FBO THE RETIREMENT PLANS FOR WHICH TIAA-CREF ACTS AS RECORD KEEPER 4 NEW YORK PLZ LBBY A NEW YORK NY 10004-2413	Class Z	7.38%	N/A

Statement of Additional Information – January 1, 2014	Page 175

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.32%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class A Class B Class C Class Y Class Z	6.27% 7.53% 18.16% 62.84% 17.22%	N/A N/A
	FOR THE SOLE BENEFIT OF ITS
	CUSTOMERS
	ATTENTION SERVICE TEAM
	4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	13.58%	N/A
	NATIONAL FINANCIAL SERVICES LLC	Class A	5.41%	N/A
	FEBO CUSTOMERS	Class B	14.54%
	MUTUAL FUNDS	Class C	6.28%
	200 LIBERTY STREET 1WFC	Class R4	8.22%
	NEW YORK NY 10281-1003	Class Z	9.27%
	PERSHING LLC	Class B	14.23%	N/A
	1 PERSHING PLZ	Class R4	15.11%
	JERSEY CITY NJ 07399-0002	Class C	7.98%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.80%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R4	75.46%	N/A
U.S. Treasury Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	6.25%	N/A
	707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W	99.99%
	CHARLES SCHWAB & CO INC	Class R5	97.34%	N/A
	SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z	12.67%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class C	5.10%	N/A
	FIRST CLEARING LLC	Class B	32.24%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	28.24%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	46.96%	N/A

Statement of Additional Information – January 1, 2014	Page 176

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	21.36%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	21.59%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.09%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	5.87%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	10.14%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class B Class Z	37.07% 28.36%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.30%	N/A
	NATIONAL FINANCIAL SERVICES LLC	Class A	47.31%	N/A
	FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B	10.70%
	PERSHING LLC	Class B	7.02%	N/A
	1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	8.26%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	16.50%	N/A
	UBS WM USA	Class A	8.10%	N/A
	OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	12.62%

Statement of Additional Information – January 1, 2014	Page 177

Funds with fiscal year Ending May 31:

Except as otherwise indicated, the information below is as of August 31, 2013.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Dividend Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	37.61% 34.86% 14.67% 99.96%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class R5 Class T Class Z	35.75% 20.42% 8.99%	N/A
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	14.30%	N/A
	EQUITABLE LIFE FOR SA NO65 ON BEHALF OF VARIOUS 401K EXPEDITER PLANS 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	Class R	32.18%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	12.85% 7.52%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.49%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	20.84%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.45%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.67%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	34.58%	N/A
	JPMORGAN CHASE AS TRUSTEE FBO THE BNA 401 K PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Class Y	82.57%	N/A

Statement of Additional Information – January 1, 2014	Page 178

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.72%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class B Class C	6.97% 20.15% 19.89%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	16.40%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T Class Z	15.97% 47.11%	26.74%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	8.80%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class C Class R Class R5 Class Y Class Z	11.14% 8.43% 6.41% 36.58% 17.17% 17.47%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	66.71%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4	8.01% 7.29% 25.28%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	9.11%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	11.33%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	6.61%	N/A
High Yield Municipal Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	30.27% 22.59%	N/A

Statement of Additional Information – January 1, 2014	Page 179

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A	5.96%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C	8.75% 36.99% 10.81%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	11.38%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	12.41% 51.88% 22.66% 83.98%	76.11%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A Class C	5.87% 6.80%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class R5	6.17% 99.82%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	10.01%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	6.81%	N/A
Risk Allocation Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	29.46% 98.30%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class A Class K Class R Class R5 Class W Class Z	62.07% 100.00% 100.00% 100.00% 100.00% 97.83%	70.21%

Statement of Additional Information – January 1, 2014	Page 180

Funds with Fiscal Year Ending July 31:

Except as otherwise indicated, the information below is as of October 31, 2013.

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Large Cap Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W Class A Class B Class C	100.00% 7.41% 8.28% 6.78%	N/A
	ANDREW NEUMANN ADVANTAGE PLAN TRUST TRUST END DATE 08/15/2027 C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class F	14.54%	N/A
	BRIDGET NEUMANN ADVANTAGE PLAN TRUST END DATE 11/17/2026 C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class F	14.54%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5 Class K Class Z	73.79% 57.97% 5.53%	N/A
	CLAIRE NEUMANN ADVANTAGE PLAN TRUST TRUST END DATE 09/01/2030 ROBERT S NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class F	12.75%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K Class R4 Class R5	10.78% 9.12% 24.12%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	8.26%	N/A
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K Class K	16.79% 12.08%	N/A
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class R	16.98%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	8.66%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	33.39%	N/A

Statement of Additional Information – January 1, 2014	Page 181

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	8.37%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	13.00%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	32.60%	N/A
	KAYLA HALL ADVANTAGE PLAN TRUST TRUST END DATE 08/21/2033 C/O MAUREEN HALL 49 RAYMOND PL STATEN ISLAND NY 10310-2231	Class F	9.23%	N/A
	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST TRUST END DATE 01/18/2028 C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	Class F	12.73%	N/A
	MATTHEW PATRICK NEUMANN ADVANTAGE PLAN TRUST TRUST END DATE 03/01/2024 C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class F	12.70%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class R Class C	50.05% 19.10%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Y Class Z	99.92% 33.66%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T	25.04%	N/A
	MIRANDA E KRAMER ADVANTAGE PLAN TRUST TRUST END DATE 06/09/2025 C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	Class F	12.85%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.40%	N/A

Statement of Additional Information – January 1, 2014	Page 182

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class Z	90.88% 5.56%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.30%	N/A
Oregon Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	28.54% 47.02% 13.35%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z Class R5	16.67% 27.43%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A Class B Class C	19.52% 52.98% 10.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C	17.97% 29.67%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	11.34%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	8.54%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	23.76%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5	31.00%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A	5.22%	N/A

Statement of Additional Information – January 1, 2014	Page 183

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	40.55%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A	13.01%	N/A
Tax-Exempt Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	5.06% 10.97% 16.13%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A	9.54%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C	5.07% 11.53% 10.22%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.07%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B Class C	10.17% 16.46%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	55.63%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	10.09%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	61.87%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	35.89%	N/A
Ultra Short Term Bond Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	N/A	95.51%	95.51%

Statement of Additional Information – January 1, 2014	Page 184

Funds with Fiscal Year Ending August 31:

Except as otherwise indicated, the information below is as of November 30, 2013.

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AP – Alternative Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	100.00%	100%
AP – Core Plus Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	100.00%	100%
AP – Small Cap Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	100.00%	100%
Balanced Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	17.39% 19.72% 31.01%	N/A
	CBNA AS CUSTODIAN FBO FRINGE BENEFITS DESIGN RETIREMENT P6 RHOADS DR STE 7 UTICA NY 13502-6317	Class R	7.06%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z	6.26%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	8.88%	N/A
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	14.08%	N/A
	FIIOC FBO CAMBRIDGE ISOTOPE LABORATORIES INC 401(K) PLAN & TRUST 100 MAGELLAN WAY COVINGTON KY 41015-1987	Class R4	25.66%	N/A
	FIIOC FBO HELIX ENERGY SOLUTIONS GROUP INC EMPLOYEES 401(K) SAVINGS PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R4	23.53%	N/A
	FIIOC FBO PAREX USA INC 401(K) PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	Class R	5.04%	N/A
	FIIOC FBO STAGE STORES INC 401(K) PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R5	13.70%	N/A

Statement of Additional Information – January 1, 2014	Page 185

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	5.39% 12.05%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B Class C Class R	9.65% 11.95% 13.05%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R4	41.97%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	15.39%	N/A
	MID-ATLANTIC TRUST COMPANY CUST FBO HEARTLAND FINANCIAL RETIREMENT PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Y	38.33%	N/A
	MID ATLANTIC TRUST COMPANY CUST FBO HODGE COMPANY 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Y	12.89%	N/A
	MID ATLANTIC TRUST COMPANY FBO INSIGHT LIGHTING INC 401 K PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Y	7.36%	N/A
	MG TRUST COMPANY CUST FBO SHEET METAL WORKERS LOCAL 29 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	6.08%	N/A
	MG TRUST COMPANY TRUSTEE VIRGINIA HEALTH SERVICES INC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	7.19%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	9.36%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Y Class Z	18.57% 10.06%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class R5	6.76% 10.99%	N/A

Statement of Additional Information – January 1, 2014	Page 186

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 BOSTON MA 02116-5097	Class R5	62.68%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	87.45%	N/A
	WELLS FARGO BANK FBO CRENLO RETIREMENT 401 K 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	Class K	9.05%	N/A
Contrarian Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	32.87% 17.91% 12.99% 100.00%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class R5 Class Z	70.12% 11.62% 6.42%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	11.62%	N/A
	DWS TRUST CO TTEE/CUST FBO ADP ENTERPRISE PRODUCT PO BOX 1757 SALEM NH 03079-1143	Class R4	10.89%	N/A
	FIIOC FBO MAZAK CORPORATION 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R4	13.76%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class K	5.20% 18.26%	N/A
	FRONTIER TRUST COMPANY FBO ZAIS GROUP LLC PROFIT SHARING PLAN PO BOX 10758 FARGO ND 58106-0758	Class Y	98.39%	N/A
	GREAT WEST TRUST CO FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R4	6.79%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.68%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	36.46%	N/A

Statement of Additional Information – January 1, 2014	Page 187

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.77%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	25.24%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.24%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.58%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	20.75%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	29.40%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T Class Z	30.01% 35.88%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	11.57%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C Class R5 Class Z	6.61% 75.80% 10.61%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	7.47%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 010 NEXCOM 401(K) PLAN 3280 VIRGINIA BEACH BLVD VIRGINIA BCH VA 23452-5724	Class R4	34.73%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	10.36%	N/A

Statement of Additional Information – January 1, 2014	Page 188

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 # FPG90 BOSTON MA 02116-5097	Class R	12.06%	N/A
Emerging Markets Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class W Class B	22.78% 14.87% 99.99% 28.21%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z Class K	7.82% 68.68%	N/A
	DAVID BREGGER TTEE FBO BREGGER & ASSOCIATES 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	5.20%	N/A
	FIIOC FBO RGM ADVISORS, LLC 401K P/S PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class Y	12.73%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	30.03%	N/A
	FRONTIER TRUST COMPANY FBO TAYLOR LUMBER INC 401 K PLAN 21 PO BOX 10758 FARGO ND 58106-0758	Class Y Class R4 Class R5	86.96% 6.02% 10.70%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.95%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	44.06%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.09%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.33%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	70.16%	N/A

Statement of Additional Information – January 1, 2014	Page 189

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C	18.46%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	86.16%	46.69%
	MID ATLANTIC TRUST COMPANY FBO NAPC INC 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R4	18.05%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.04%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class R5	20.13% 70.24%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	54.29%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.56%	N/A
	TD AMERITRADE TRUST COMPANY ATTN: HOUSE P.O. BOX 17748 DENVER CO 80217-0748	Class R5	8.07%	N/A
Global Dividend Opportunity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	9.95% 9.37% 9.81%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENFT CUST ATTN MUTUAL FUND 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class A Class B Class C Class Z	5.15% 8.44% 6.81% 7.12%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4 Class W Class Y	8.63% 100.00% 100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C	5.46% 22.51% 5.35%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	86.03%	N/A

Statement of Additional Information – January 1, 2014	Page 190

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	56.06%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	43.93%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	9.31%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class B Class C	7.75% 19.68% 18.16%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	7.91%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R4 Class B	6.85% 38.25% 5.70%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class R4	5.00% 53.12%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	13.07%	N/A
Global Energy and Natural Resources Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	23.08% 28.24% 24.52%	N/A
	BAILEY REHABILITATION SERVICES TTEEBAILEY REHABILITATION SERVICES INC C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	9.96%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class Z	13.02% 37.71%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	5.57%	N/A

Statement of Additional Information – January 1, 2014	Page 191

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C Class K	5.80% 9.77% 81.40%	N/A
	GLOBAL MINE SERVICES INC TTEE FBO GLOBAL MINE SERVICE INC 401K PLAN C/O FASCORE 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.80%	N/A
	HOEHN MOTORS TTEE FBO THE HOEHN MOTORS RETIREMENT PLAN 40 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.21%	N/A
	JEFFREY DICKERSON TTEE FBO RIDGE CARE 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	7.15%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	99.97%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	11.37%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C	10.06%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5 Class Z	95.27% 18.05%	N/A
	PEAK ENERGY OPERATING 2 LLC TTEE PEAK ENERGY OPERATING 2 LLC 401 K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	7.04%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class R4	7.32% 99.88%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	9.95%	N/A
Greater China Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	5.80%	N/A

Statement of Additional Information – January 1, 2014	Page 192

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B	5.85%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4 Class W	16.18% 100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class B	6.30%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C Class Z	9.02% 5.86% 14.13% 9.68%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE FEMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	50.17%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-ASSET ALLOCATION FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class I	99.74%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class B	6.57%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class B Class C	10.92% 22.56% 25.94%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	22.05%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A Class B Class C	9.86% 7.94% 12.09%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C Class R4	12.05% 14.10% 9.19% 83.82%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class B Class C	6.67% 9.27% 9.76%	N/A
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class Z	15.50%	N/A

Statement of Additional Information – January 1, 2014	Page 193

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	46.53%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	5.15% 5.98%	N/A
Mid Cap Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W Class A Class B Class C	99.98% 7.66% 12.10% 6.25%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class Z	40.29% 8.99%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4 Class Y	6.30% 8.18%	N/A
	COR CLEARING LLC 9300 UNDERWOOD AVE STE 400 OMAHA NE 68114-2685	Class R4	5.92%	N/A
	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	12.40%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K Class C	19.07% 10.20%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	15.04%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	38.88%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.33%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	23.33%	N/A

Statement of Additional Information – January 1, 2014	Page 194

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	KENNETH MECK TRUSTEE PA ASSOC OF CONSERVATION 401 (K) PROFIT SHARING PLAN & TRUST 25 NORTH FRONT STREET HARRISBURG PA 17101-1627	Class K	9.15%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	15.67%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R Class T	22.89% 15.09%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	29.75%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	6.85%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5 Class T Class Z	75.43% 5.84% 16.06%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4 Class C	81.76% 8.42%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class K	9.67%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	19.61%	N/A
	WTRISC AS TTEE FBO FIRST BANKERS TRUSTSHARES INC 401K PROFIT SHARING PLAN PO BOX 52129 PHOENIX AZ 85072-2129	Class Y	91.82%	N/A
Small Cap Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W Class A Class B Class C	99.99% 41.13% 21.50% 16.66%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	5.83%	N/A

Statement of Additional Information – January 1, 2014	Page 195

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class A	5.67%	N/A
	FIIOC FBO AEGIS TECHNOLOGIES GROUP INC 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R4	41.84%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	12.28% 13.03%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.43%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	20.70%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	19.22%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	40.20%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class B	7.27%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R4 Class Z	13.74% 49.85%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C	14.47% 14.30% 18.92%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T	29.83%	N/A

Statement of Additional Information – January 1, 2014	Page 196

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MG TRUST COMPANY CUST FBO EVERENCE SERVICES LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	23.95%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	10.47%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class Y Class B Class C Class Z	15.72% 96.95% 6.69% 8.33% 13.56%	N/A
	NORTHERN TRUST CO TTEE FBO APOLLO DV PO BOX 92994 CHICAGO IL 60675-2994	Class Z	5.76%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C	10.18% 9.51%	N/A
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 # FPG90 BOSTON MA 02116-5097	Class R5	88.61%	N/A
Small Cap Growth Fund I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	8.01% 10.95%	N/A
	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 3600 DR MARTIN LUTHER KING JR AVE STE 207 ANCHORAGE AK 99507-1222	Class Y	99.98%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class R5 Class Z	62.11% 15.51% 9.24%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	27.11%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	7.11%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	6.22%	N/A

Statement of Additional Information – January 1, 2014	Page 197

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K Class B Class C	8.22% 13.65% 14.93%	N/A
	FRONTIER TRUST CO FBO ACTIGRAPH LLC 401K PLAN 213246 PO BOX 10758 FARGO ND 58106-0758	Class R	5.03%	N/A
	FRONTIER TRUST CO FBO RYANGOLF 590736 PO BOX 10758 FARGO ND 58106-0758	Class R	6.07%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	52.72%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.53%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	48.20%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	8.57%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	33.73%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C	13.05% 8.21% 18.08%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	36.94%	26.29%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.76%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5 Class A Class B Class Z Class R4	41.46% 5.16% 6.31% 16.67% 11.09%	N/A

Statement of Additional Information – January 1, 2014	Page 198

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4	8.21% 6.50% 7.24%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R4	81.34%	N/A
	TD AMERITRADE TRUST COMPANY ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748	Class R5	42.03%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	6.22%	N/A
Technology Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	18.83% 11.62%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B Class R5 Class Z	5.76% 94.99% 9.10%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	16.45% 7.92%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A Class C Class Z	7.74% 9.51% 12.66%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B Class C Class Z	10.13% 37.61% 36.55%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B Class C	12.57% 11.07%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B Class R4	7.76% 7.16%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class A Class C Class R4	15.19% 12.41% 6.94% 92.32%	N/A
Value and Restructuring Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	36.86% 11.20%	N/A

Statement of Additional Information – January 1, 2014	Page 199

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A Class Z Class R5	5.00% 34.71% 33.82%	32.33%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class W	100.00% 100.00%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	19.34%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	17.42%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.87%	N/A
	FRONTIER TRUST CO FBO WILD FLAVORS INC SAVINGS & PS PLA PO BOX 10758 FARGO ND 58106-0758	Class R	15.01%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	7.97%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	9.69%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class C	5.80% 11.30%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	13.96%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	12.73%	N/A

Statement of Additional Information – January 1, 2014	Page 200

Fund/Share Class	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class C Class Z Class R5 Class R4	5.32% 8.29% 18.01% 39.96% 27.55%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class C Class Y Class R4	10.83% 16.19% 99.42% 13.98%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A Class C	5.16% 9.34%	N/A
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 BOSTON MA 02116-5097	Class R4	58.40%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	24.67%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	8.66% 8.11%	N/A

Principal Holder Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2013 (except as otherwise indicated), the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below. The information for Strategic Income Fund is as of April 30, 2013.

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
CA Tax-Exempt Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A	5,314,657.559	10.08%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	3,980,570.520	7.55%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	3,461,845.746	6.57%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A	3,383,489.258	6.42%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	36,183.858	22.53%

Statement of Additional Information – January 1, 2014	Page 201

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	20,872.037	13.00%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B	14,361.892	8.94%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class B	10,743.187	6.69%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	2,913,278.649	51.25%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	738,983.468	13.00%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	656,154.756	11.54%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	338,737.509	5.96%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	9,305,828.116	87.61%
CT Intermediate Municipal Bond Fund	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A	284,981.861	37.67%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	166,551.597	22.01%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	100,141.078	13.24%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	42,807.744	5.66%

Statement of Additional Information – January 1, 2014	Page 202

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class A	38,119.152	5.04%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B	10,010.483	74.43%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class B	2,989.107	22.22%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	241,775.399	35.55%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	103,667.492	15.24%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	93,187.663	13.70%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class C	52,258.649	7.68%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	48,485.730	7.13%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T	227,638.129	17.84%
	KELLY F SHACKELFORD PO BOX 672 NEW CANAAN CT 06840-0672	Class T	152,535.544	11.95%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	15,219,358.787	94.45%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	3,477,378.840	17.51%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A	3,399,659.448	17.12%

Statement of Additional Information – January 1, 2014	Page 203

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	1,058,133.620	5.33%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B	63,476.753	40.91%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	16,493.722	10.63%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B	11,729.532	7.56%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	1,272,647.823	24.26%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	1,009,230.800	19.24%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	730,182.276	13.92%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	334,729.396	6.38%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	307,239.863	5.86%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	225.836	100.00%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class T	234,222.536	13.15%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class Z	207,246,166.532	92.02%
International Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	84,919.502	51.45%

Statement of Additional Information – January 1, 2014	Page 204

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	35,431.126	21.47%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	9,072.549	41.88%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C	4,145.536	19.13%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	1,153.700	5.33%
	COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	Class I	1,782,251.278	44.93%
	RVS INCOME BLDR BASIC INCOME FD 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	Class I	1,595,925.892	40.24%
	COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0001	Class I	322,874.527	8.14%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W	397,495.231	99.94%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Z	783,936.164	59.01%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Z	512,998.748	38.61%
MA Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	830,657.229	29.66%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	768,746.956	27.45%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	595,951.326	21.28%

Statement of Additional Information – January 1, 2014	Page 205

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A	287,692.353	10.27%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A	142,199.801	5.08%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class B	5,565.255	75.01%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class B	1,440.595	19.42%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	413.000	5.57%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	411,552.022	35.87%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	306,935.230	26.75%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	139,276.186	12.14%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	99,234.926	8.65%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	84,326.339	7.35%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class T	1,149,777.852	47.45%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	25,035,417.514	95.29%

Statement of Additional Information – January 1, 2014	Page 206

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
NY Tax-Exempt Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	2,631,020.852	11.59%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A	1,663,058.603	7.33%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A	1,295,342.233	5.71%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	1,244,478.755	5.48%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B	45,796.763	28.45%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	14,626.307	9.08%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B	12,488.929	7.76%
	AMERICAN ENTERPRISE INV SVCS, INC ATTN: MFIS CUSTOMER 2003 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0020	Class B	11,835.178	7.35%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B	9,342.581	5.80%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	778,925.170	28.98%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	325,664.820	12.12%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	310,762.151	11.56%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	247,759.178	9.22%

Statement of Additional Information – January 1, 2014	Page 207

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	162,400.466	6.04%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	134,430.198	5.00%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	320.924	100.00%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	499,345.977	75.94%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	151,208.653	22.99%
NY Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	674,373.178	34.04%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A	433,350.821	21.87%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A	229,904.578	11.60%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class A	218,736.635	11.04%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	117,540.958	5.93%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class B	6,391.003	61.14%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class B	3,127.675	29.92%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	881,111.323	46.92%

Statement of Additional Information – January 1, 2014	Page 208

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	315,353.305	16.79%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	211,216.524	11.25%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	167,103.369	8.90%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class T	158,903.715	21.56%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	18,057,650.032	82.83%
Strategic Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	82,739,154.605	35.29%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A	13,487,420.536	5.75%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	1,395,181.752	22.90%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class B	1,226,916.777	20.14%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	1,129,959.415	18.55%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	9,404,165.881	22.67%

Statement of Additional Information – January 1, 2014	Page 209

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class C	8,779,483.661	21.16%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	3,741,932.042	9.02%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	3,153,713.529	7.60%
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	2,888,184.272	6.96%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C	2,134,016.470	5.14%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class C	2,081,916.061	5.02%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	14,816.876	54.39%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	11,136.547	40.88%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	54,851.125	36.23%
	FIIOC FBO RUSSELL G TRIPP DDS PROFIT SHARING PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	Class R	30,321.054	20.03%
	ACTION FABRICATORS INC TTEE FBO ACTION FABRICATORS INC PSP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	12,495.770	8.25%
	MG TRUST COMPANY CUST. FBO LAKES REGION COMMUNITY SERVICES 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	11,796.681	7.79%
	CAPITAL BANK & TRUST COMPANY TTEE F NEW ENGLAND BUSINESS TR SEC 401K PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	11,729.777	7.75%

Statement of Additional Information – January 1, 2014	Page 210

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	201,794.794	93.91%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class R4	12,686.669	5.90%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class R5	25,669.532	95.22%
	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	405.844	100.00%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	117,936,871.508	77.22%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Z	7,939,565.414	5.20%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

As of April 15, 2013, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
Real Estate Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	2,133,934.967	26.76%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	80,337.939	22.60%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class B	20,793.301	5.85%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class C	287,632.745	20.26%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	222,465.017	15.67%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class C	156,626.855	11.03%

Statement of Additional Information – January 1, 2014	Page 211

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	145,607.886	10.25%
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	3,485,120.339	69.36%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	779,790.975	15.52%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	757,651.300	15.08%
	RIVERSOURCE INVESTMENTS LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	1,892.882	36.60%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	1,600.433	30.95%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	447.531	8.65%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	426.254	8.24%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	403.212	7.80%
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	401.517	7.76%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	176,393.000	36.11%
	CAPITAL BANK & TRUST CO TTEE F PARK AVE MOTOR CORP 401K SVGS PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	75,822.812	15.52%
	CAPITAL BANK & TRUST CO TTEE F NIBBI BROTHERS ASSOCOCIATES INC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	28,151.169	5.76%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	175.070	100.00%

Statement of Additional Information – January 1, 2014	Page 212

Fund	Shareholder Account Registration	Share Class	Share Balance	Percentage of Class
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	2,371.860	91.51%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	196.386	7.58%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class W	668,929.570	99.93%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	11,647,557.076	45.70%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN:MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z	4,533,318.364	17.79%

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.
Control Person Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2013 (April 30, 2013 for Strategic Income Fund), the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
CA Tax-Exempt Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,548,126.216	25.36%
CT Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15,791,902.500	83.82%
Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	212,216,173.092	84.12%

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Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
International Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	4,214,050.445	71.68%
MA Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27,432,969.872	84.02%
NY Intermediate Municipal Bond Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19,218,333.703	72.78%
Strategic Income Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	141,485,543.607	32.51%

Control Person Ownership of the Fund with fiscal year ending December 31:

As of April 15, 2013, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Real Estate Equity Fund	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	12,111,582.821	29.24%

American Enterprise Investment Services Inc., a Minnesota corporation, is a subsidiary of Ameriprise Financial, Inc.

Bank of America, N.A., a national banking association organized under the laws of the United States, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, a Delaware corporation, are subsidiaries of Bank of America Corporation.

Charles Schwab & Co., Inc., a California corporation, is a subsidiary of The Charles Schwab Corporation.

The Investment Manager, a Minnesota limited liability company, is a subsidiary of Ameriprise Financial, Inc. Other Columbia Funds managed by the Investment Manager may hold more than 25% of a Fund.

Statement of Additional Information – January 1, 2014	Page 214

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the SEC and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Statement of Additional Information – January 1, 2014	Page 215

Appendix A

DESCRIPTION OF RATINGS

The ratings of S&P, Moody’s and Fitch represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies.

S&P’s Debt Ratings

Long-Term Issue Credit Ratings

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper.

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

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A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Long-Term Debt Ratings

Global Long-Term Rating Scale

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Global Short-Term Rating Scale

Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

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The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

The MIG 1 designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

The MIG 3 designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

The SG designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

The VMIG 1 designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 2 designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 3 designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The SG designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch’s Ratings

Corporate Finance Obligations – Long-Term Rating Scales

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

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B: Highly speculative.

‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk.

‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk.

‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk.

‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.

Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix B

DESCRIPTION OF STATE RISK FACTORS

STATE TAX-EXEMPT FUNDS

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each state tax-exempt Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This exposure to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities in a given state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Investment Manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including among others, the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will be particularly sensitive to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other further developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect investments within a particular sector in a state. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

State Specific Information

The following discussion regarding certain economic, financial and legal matters pertaining to the states, U.S. territories and possessions referenced below, and their political subdivisions is drawn from the documents indicated below and does not purport to be a complete description or a complete listing of all relevant factors. More information about state specific risks may be available from other official state resources. The information has not been updated nor will it be updated during the year. The Funds have not independently verified any of the information contained in such documents and are not expressing any opinion regarding the completeness or materiality of such information. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state, U.S. territory or possession.

Estimates and projections, if any, contained in the following summaries should not be construed as statements of fact; such estimates and projections are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved. Discussions regarding the financial condition of a particular state or U.S. territory or possession may not be relevant to Municipal Obligations issued by political subdivisions of that state or U.S. territory or possession. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations of these states, U.S. territories or possessions.

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California

The following information has been obtained from the Official Statement, dated April 11, 2013, for the $2,629,995,000 State of California General Obligation Bonds.

Current Economic Condition.

General. The State of California (“California”) has the largest economy among the 50 states. Major components of California’s diverse economy include high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services.

During the recent recession, California experienced the most significant economic downturn since the Great Depression of the 1930s. Statistics coming from the California economy are painting a picture of a gradual and broadening recovery. Continued growth in the high-technology sector, international trade, and tourism are being supplemented by better residential construction and real estate conditions. Fiscally strapped local governments remain a drag on the recovery.

Personal income increased for the thirteenth consecutive quarter in the fourth quarter of 2012. Taxable sales increased eleven consecutive quarters before slipping slightly in the second quarter of 2012. However, taxable sales during the first three quarters of 2012 were up 7.9 percent over the same period in 2011.

Led by computer and electronic products, vehicles, and agricultural products, made-in-California exports grew by 11 percent in 2011 and 19 percent in 2010. Made-in-California export growth slowed to 1.6 percent in 2012 based on slower growth in most leading commodity categories and a reduction in computer and electronic products exports.

As in the rest of the nation, consumer spending in California rebounded in 2011 with growing vehicle sales playing a significant role. Taxable retail sales grew 8.5 percent in 2011 and 7.9 percent in during the first three quarters of 2012. New motor vehicle registrations in 2012 were up over 25 percent from 2011. The California economy is expected to continue making progress.

The prospect of additional economic turmoil in Europe and continuing uncertainty about the effects of federal fiscal policy actions are the most significant known risks at this point. Economic growth in Europe has slowed, which is adversely affecting U.S. exports. California’s exposure to this risk, though, is less than the nation’s as a whole. Pacific Rim economies, Japan and China in particular, are more important to the California economy than are European economies. Another risk is the impact of a number of federal fiscal policy developments, although Congress has passed a number of measures that may limit the downside risk.

Employment. California’s unemployment rate reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 9.8% in December 2012. In comparison, the national unemployment rate was 7.8% in December 2012.

Real Estate and Building Activity. Existing home sales stabilized around the half-million unit rate (seasonally-adjusted and annualized) in 2012. The median sales price rose 11.8% percent from 2011 bringing the median price of these homes to over $350,000 in December 2012 (but still significantly below the state median price of $526,000 in 2005). California issued 57,500 residential building permits in 2012, 22% more than were issued in 2011, but still only a fraction of the 210,000 permits issued in 2005. The number of California homes going into foreclosure dropped in the third quarter of 2012 to the lowest level since the first quarter of 2007. In the third quarter, notices of default declined to 49,026 from their peak of 135,431 in first quarter of 2009, but this was still much higher than historic norms.

State Budget.

California’s fiscal year begins on July 1 of each year and ends on June 30 of the following year. California receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax and corporation tax (which collectively constitute over 90% of total General Fund revenues and transfers). California expends money on a variety of programs and services. Significant elements of California’s expenditures include education (both kindergarten through twelfth grade and higher education), health and human services and correctional programs.

As a result of the recession, California tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period from 2008 through 2011. In 2011, California faced $20 billion in expected annual gaps between its revenues and spending for the ensuing several years. With the significant spending cuts enacted over the past two years and new temporary revenues provided by the passage of Proposition 30, the fiscal year 2013-14 Governor’s Budget projects that California will end fiscal year 2012-13 with a positive reserve. Further, California’s budget is projected to remain balanced for the foreseeable future. In addition, continued moderate growth in California’s economy is expected to produce an improvement in General Fund revenue through the end of fiscal year 2013-14.

The Budget Act for fiscal year 2012-13, adopted by the California Legislature on June 27, 2012 (the “2012 Budget Act”), closed a projected budget gap of $15.7 billion over the two fiscal years 2011-12 and 2012-13, and projected a $948 million

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reserve by June 30, 2013, by enacting a total of $16.6 billion in solutions. The Governor’s Proposed Budget for fiscal year 2013-14, released on January 10, 2013 (the “2013-14 Governor’s Budget”), projects that California will end fiscal year 2012-13 with a positive reserve of $167 million. The 2013-14 Governor’s Budget proposes a multiyear plan that is balanced, including $98.5 billion in revenues, $97.7 billion in expenditures and a $1 billion reserve by the end of fiscal year 2013-14.

Despite the significant budgetary improvements of the past two years, there remain a number of major risks and pressures that threaten California’s financial condition, including the overhang of billions of dollars of obligations which were deferred to balance budgets during the economic downturn. There can be no assurances that California will not face fiscal stress and cash pressures again, or that other impacts of the current economic situation will not materially adversely affect California’s financial condition.

State and Local Government Considerations. The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 9.9 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also approximately 482 incorporated cities in California and thousands of special districts formed for education, utilities and other services.

Proposition 13, which added Article XIIIA to the California Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by voter initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. The limitations imposed by Proposition 218 include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such services, and providing that no fee may be charged for fire, police or any other service widely available to the public.

Over the years, a number of constitutional amendments have been enacted, often through voter initiatives, which have made it more difficult for California to raise taxes, restricted the use of General Fund or special fund revenues or otherwise limited the California Legislature and the Governor’s discretion in enacting budgets.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to California long-term general obligation bonds. California’s general obligation bonds were rated A1 by Moody’s, A by S&P and A- by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

Connecticut

The following information has been obtained from the Annual Information Statement of the State of Connecticut, dated February 27, 2012, as supplemented on November 6, 2012.

Current Economic Condition.

The State of Connecticut (“Connecticut”) is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within Connecticut). Connecticut’s nonagricultural employment reached a high in March 2008 with 1,712,700 persons employed, but began declining with the onset of the recession, falling to 1,593,000 jobs by January 2010.

After enjoying an extraordinary boom during the late 1990s, Connecticut, along with the rest of the Northeast, experienced an economic slowdown during the recent recession. The state’s unemployment rate climbed to a high of 9.0% in 2010, compared to the New England average of 8.7% and the national average of 9.6% for the same period. During the subsequent weak recovery, Connecticut’s average unemployment rate fell to 8.9% for 2011, and for the first six months of 2012 has averaged 7.9%, compared to the New England average of 7.0% and the national average of 8.2% for the same period.

State Budget.

Connecticut finances most of its operations through its General Fund. However, certain state functions, such as Connecticut’s transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of state taxes, including the personal income tax, the sales and use tax and the corporation business tax.

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Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. Connecticut expends money on a variety of programs and services. Significant elements of state expenditures include human services; education, libraries and museums; non-functional (debt service and miscellaneous expenditures including fringe benefits); health and hospitals; corrections; general government and judicial.

On June 12, 2012, the General Assembly passed legislation necessary to implement certain aspects of a revised budget for fiscal year 2012-13, which provides for midterm adjustments to the original budget for the biennium ending June 30, 2013 that was passed by the General Assembly on May 3, 2011. The originally adopted budget closed an estimated budget gap of $3.2 billion for fiscal year 2011-12 and $3.0 billion for fiscal year 2012-13 through proposed tax increases, expenditure cuts and expected savings from employee concessions, resulting in a surplus of $369.3 million for fiscal year 2011-12 and $634.8 million for fiscal year 2012-13.

In its report from November 2012, however, Connecticut’s Office of the Treasurer indicated that the General Fund balance for fiscal year 2011-12 was estimated to have a deficit of $143.6 million. The midterm budget adjustments for fiscal year 2012-13, which include policy changes resulting in $75.4 million in additional revenue, are expected to result in a General Fund surplus of $3.1 million for fiscal year 2012-13.

State Debt.

Pursuant to various public and special acts Connecticut has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from Connecticut’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside Connecticut’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside Connecticut’s General Fund. In addition, Connecticut has a number of programs under which the state provides annual appropriation support for, or is contingently liable on, the debt of certain state quasi-public agencies and political subdivisions.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of Connecticut may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of Connecticut for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. In computing the aggregate amount of indebtedness at any time, however, a significant number of exclusions apply.

Transportation Fund and Debt. In 1984, Connecticut adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of Connecticut highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of Connecticut’s share of the costs of the local bridge program established under the act, and payment of state contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for state fiscal years 1985-2016, which will be met from federal, state and local funds, is estimated at $29.1 billion. Connecticut’s share of such cost, estimated at $11.9 billion, is to be funded from transportation-related taxes, fees and revenues deposited in the Special Transportation Fund and from the proceeds of STO bonds.

Certain Pension and Retirement Systems.

State Employees’ Retirement Fund. Connecticut maintains a State Employees’ Retirement Fund with approximately 47,778 active members, 1,589 inactive (vested) members and 42,555 retired members and beneficiaries as of June 30, 2011. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds.

As of June 30, 2012, the market value of the fund’s investment assets was estimated to be $8,468.5 million. Connecticut appropriated $721.5 million for fiscal year ending June 30, 2013, which together with anticipated grant reimbursements from federal and other funds will be sufficient to fully fund the employer contribution requirements for the fiscal year ending June 30, 2013 pursuant to the requirement determinations contained in the February 2012 interim actuarial valuation.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of

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Connecticut, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2011, there were 66,638 active and former employees with accrued and accruing benefits, 31,796 retired members and beneficiaries, and 268 members on disability allowance. Contributions to the fund are made by employees and by General Fund appropriations from Connecticut.

As of June 30, 2012, the market value of the fund’s investment assets was $13,473.7 million. Connecticut appropriated $787.6 million for the fiscal year ending June 30, 2013. Connecticut will have to appropriate $948.5 million and $984.1 million respectively for fiscal years ending June 30, 2014 and June 30, 2015 to fully fund the employer contribution requirements pursuant to the requirement determinations contained in the October 2012 actuarial valuation.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to the Connecticut’s long-term general obligation bonds. As of February 2012, Connecticut’s general obligation bonds were rated Aa3 by Moody’s, AA by S&P and AA by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

Massachusetts

The following information has been obtained from The Commonwealth of Massachusetts Information Statement, dated January 8, 2013, as supplemented on January 15, 2013.

Current Economic Condition and Government Structure.

The ability of the Commonwealth of Massachusetts (“Massachusetts”) to meet its financial obligations is affected by the legislative policies and financial condition of Massachusetts, as well as by general social, environmental and economic conditions, many of which are not within the Commonwealth’s control.

Massachusetts has established a number of independent authorities and agencies, the budgets of which are not included in the Commonwealth’s annual budget. In fiscal 2012, Massachusetts had significant operational or financial relationships with certain of these authorities, such as the Massachusetts Convention Center Authority, the Massachusetts Development Finance Agency, the Massachusetts Department of Transportation (MassDOT) and the Massachusetts Water Pollution Abatement Trust. The Commonwealth’s contractual agreements with these authorities constitute general obligations of Massachusetts for which its full faith and credit are pledged. Massachusetts also guarantees the debt of two authorities, the Massachusetts State College Building Authority and the University of Massachusetts Building Authority. The ratings of these independent authorities are based on the guarantee of Massachusetts and generally can be expected to move in tandem with ratings on the Massachusetts general obligation debt.

In addition, a portion of Massachusetts sales tax receipts is dedicated through trust funds to the Massachusetts Bay Transportation Authority (MBTA) and the Massachusetts School Building Authority (MSBA). The amount dedicated to the MBTA is the amount raised by a 1% sales tax (not including meals), with an inflation-adjusted floor. A comparable amount, though without the floor, is dedicated to the MSBA beginning in fiscal 2010, with lesser amounts dedicated to the MSBA from fiscal 2005 through fiscal 2009. Massachusetts also holds $5.9 billion in debt and grant obligations for the school building assistance program administered by the MSBA that finances construction of schools for the Commonwealth’s cities and towns.

Population and Employment. Massachusetts has a population of about 6.5 million as of the 2010 Census, a little more than 2% of the total United States population. Preliminary reports indicate that the unemployment rate of Massachusetts dropped to 6.7% in December 2012, compared to a national unemployment rate of 7.8%.

Commonwealth Budget.

The budgeted operating funds of Massachusetts ended fiscal 2012 with an excess of revenues and other sources over expenditures and other uses of $88.9 million and aggregate ending fund balances in the budgeted operating funds of Massachusetts of approximately $1.99 billion. The budgeted operating funds of Massachusetts are projected to end fiscal 2013 with a deficiency of revenues and other sources over expenditures and other uses of $725.6 million and aggregate ending fund balances in the budgeted operating funds of Massachusetts of approximately $1.26 billion.

Growth of tax revenues is limited by law in Massachusetts to the average positive rate of growth in total wages and salaries in Massachusetts, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The law also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, must be applied as a credit

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against the then current personal income tax liability of all taxpayers in Massachusetts in proportion to the personal income tax liability of all taxpayers in Massachusetts for the immediately preceding tax year.

Legislation enacted in December 1989 imposes a limit on the amount of outstanding “direct” bonds of Massachusetts. The bond cap for fiscal 2013 will be $1.875 billion, plus $93 million in unused bond cap from fiscal 2012 which has been carried forward to support spending in fiscal 2013. The bond cap for fiscal 2014 is projected to be $2 billion, and the bond cap for fiscal 2015 through fiscal 2017 is projected to be $2.125 billion.

Massachusetts is also responsible for the payment of pension benefits for Commonwealth employees and for teachers of the cities, towns and regional school districts throughout Massachusetts. Massachusetts employees’ and teachers’ retirement systems are partially funded by employee contributions of regular compensation. In October 2012, Massachusetts issued a valuation, as of January 1, 2012, of its total pension obligation. The unfunded actuarial accrued liability was calculated to be $23.605 billion.

Local Considerations.

Massachusetts makes substantial payments to its cities, towns and regional school districts (local aid) to mitigate the impact of local property tax limits on local programs and services. Local aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct local aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts. For fiscal 2012, expenditures for direct local aid, exclusive of school building assistance, were $4.93 billion. For fiscal 2013, expenditures for direct local aid are projected to total $5.11 billion.

Transportation.

The Central Artery/Ted Williams Tunnel Project was substantially completed in January 2006 at a cost of nearly $15 billion. In 2007, the Transportation Finance Commission, established by state legislation in 2004, anticipated a funding gap of between $15 billion and $19 billion over the next 20 years, related to maintaining Massachusetts’s transportation system for that time period. On June 30, 2009, Massachusetts entered into a contract for financial assistance which provides for the payment to MassDOT of $100 million per fiscal year, commencing July 1, 2009 until June 30, 2039. Payments under the contract constitute general obligations of Massachusetts for which its full faith and credit are pledged.

On January 14, 2013, MassDOT released a detailed analysis of the infrastructure needs of the Commonwealth’s transportation system, including a 25-year long-term financial plan outlining investments that MassDOT believes necessary to improve economic development and quality of life across Massachusetts. The plan identifies a $1.02 billion average additional investment needed each year to maintain and stabilize the system that currently exists as well as to fund new transportation projects that would create a 21st-century transportation network. MassDOT estimates that the cost associated with the borrowing for this 25-year program will increase to $518 million by fiscal 2023 as more projects enter construction.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to Massachusetts long-term general obligation bonds. Massachusetts’s general obligation bonds have been assigned long-term ratings of “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch. It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.

New York

The following information has been obtained from the Annual Information Statement of the State of New York, dated May 11, 2012, as supplemented on August 10, 2012.

Current Economic Condition.

The State of New York (“New York”), which boasts the third-largest economy among the 50 states, continues to emerge from the effects of a nationwide recession. The most recent economic data indicate that the pace of New York employment growth remains healthy, and New York’s Division of the Budget forecasts economic growth to be just above 3 percent by the latter half of 2013. However, New York is subject to many of the same downside risks that apply to the national economy, including slowing global growth and the European sovereign debt crisis. As the nation’s financial capital, New York is also especially sensitive to credit and equity market volatility, which pose a high degree of uncertainty for New York’s fiscal condition and recovery outlook.

In its report from May 2012 (updated through August 2012), New York’s Division of the Budget noted that tax receipts through June 2012 were 2.6 percent below levels in the prior fiscal year, which largely reflect the impact of tax-law changes

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and a large non-recurring audit recovery in the first quarter of 2012. After controlling for the impact of tax law changes, base tax revenue is expected to grow by 6.1 percent for 2013 and 5.6 percent for 2014.

However, weak and unsettled economic conditions around the world, together with a push for broader regulation of the financial environment, have the potential to negatively affect the profitability of New York’s financial services industry, which is a major source of New York tax revenue. In particular, market volatility and increased regulation may result in lower bonuses on Wall Street in the future, which in turn may reduce a major segment of income subject to taxation and depress the level of economic activity generated by the spending of those earnings. Similarly, both financial sector income and taxable capital gains realization may be negatively affected if equity markets fail to grow as anticipated.

Population and Employment. New York ranks third among the 50 states in terms of population. According to the 2010 U.S. Census, New York’s 2010 population was 19.4 million, an increase from 19 million in 2000.

As of May 2012, New York’s Division of the Budget anticipated a state unemployment rate of 8.0 percent for 2012, compared with a national unemployment rate of 8.1 percent. As of August 2012, total state employment was projected to grow by 1.2 percent for 2012, with private sector employment growth of 1.8 percent.

State Budget.

New York’s budget process is governed by the New York constitution, with additional details and actions prescribed by New York law and practices established over time. The New York constitution requires the Governor to submit a budget that is balanced on a cash basis in the General Fund, which receives the majority of New York taxes and all income not earmarked for a particular program or activity.

New York receives revenues from taxes, fees, charges for state-provided services, Federal grants, and other miscellaneous sources. General Fund receipts, including transfers from other funds, are estimated to total $58.9 billion in 2013. Tax receipts in the two fiscal years following 2014 are expected to grow consistently with the projected moderate growth in both the New York and national economies.

New York expends money on a variety of programs and services. Major categories of operating disbursements include healthcare and Medicaid, higher education (including subsidization of the State University of New York and City University of New York systems), criminal justice and public safety, school aid, transportation, and mental hygiene programs. General Fund spending is expected to total $59.2 billion in 2013, an increase of 4.8 percent over 2012 results. State spending is projected to grow at an average annual rate of 3.5 percent for fiscal years 2013 through 2016, driven by target growth rates for Medicaid and education spending, and including the effect of national health care reform on New York health care costs.

New York is also responsible for the payment of pension benefits for public employees. Recent market volatility and declines in the market value of many equity investments have negatively affected the assets held by New York’s retirement systems. As a result, contribution rate increases are expected for fiscal years 2014 and 2015.

Based on the current economic outlook, as well as actual operating results through the first half of 2012, New York’s Division of the Budget estimates that New York will end fiscal year 2013 with a General Fund balance of $1.5 billion, a decrease of $345 million from the estimate included in the enacted budget financial plan.

Implementation of New York’s current financial plan is dependent on the state’s ability to market its bonds successfully. New York finances much of its capital spending from the General Fund, which it reimburses with proceeds from the sale of general obligation or other state-supported bonds. New York’s inability to sell bonds at the levels or on the timetable expected may adversely affect the state’s overall cash position and capital funding plan. The success of projected public sales will be dependent on prevailing market conditions.

Local Considerations.

New York’s fiscal demands may be affected by the fiscal condition of New York City, which relies in part on state aid to balance its budget and meet its cash requirements. In addition, certain localities outside New York City have experienced financial problems and have received state assistance during the last several state fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years.

Local assistance grants include payments to local governments, school districts, health care providers, and other local entities, as well as financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Expenditures in the form of aid to local governments for their general purposes (and to school districts and municipalities for specific purposes such as education and social services) are made from New York’s General Fund. These payments are limited under the New York constitution to appropriations in force. Local assistance spending is estimated to comprise 65 percent of total operating funds spending for fiscal year 2013.

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Debt Service.

New York pays debt service on all outstanding state-supported bonds. These include general obligation bonds, for which New York is constitutionally obligated to pay debt service, as well as bonds issued by New York public authorities. Public authorities refer to certain of New York’s public benefit corporations – such as the Empire State Development Corporation and the New York State Thruway Authority – which are not subject to the constitutional restrictions on the incurrence of debt that apply to New York itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. New York’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if its public authorities were to default on their respective obligations.

Total debt service is projected to be $6.1 billion for 2013, of which $1.6 billion is expected to be paid from the General Fund for general obligations and service contract bonds, and $4.5 billion of which is expected to service other state-supported bonds.

The Debt Reform Act of 2000 restricts the issuance of state-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. Under the Debt Reform Act, new state-supported debt issued since April 1, 2000 is limited to 4 percent of state personal income, while new debt service costs are limited to 5 percent of all Funds receipts.

Impact of Hurricane Sandy.

In October 2012, a powerful storm known as “Hurricane Sandy” struck portions of the Northeast, causing severe and widespread damage along the Atlantic seaboard. While preliminary estimates assess the damage at roughly $50 billion, the full economic impact of Hurricane Sandy may not be known for some time. New York was particularly hard hit by Hurricane Sandy, and it is possible that the damage caused by the storm, together with the related costs of long-term rebuilding efforts, will adversely affect the credit quality of New York municipal securities.

Bond Ratings.

As of February 2013, New York’s general obligation bonds were rated “Aa2” by Moody’s Investors Service, Inc. (“Moody’s”), “AA” by Standard & Poor’s Ratings Services (“S&P”), and “AA” by Fitch Ratings (“Fitch”). It is not possible to determine whether, or the extent to which, Moody’s, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations may vary.

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Appendix C

Proxy Voting Policy

Columbia Management Investment Advisers, LLC

Proxy Voting Guidelines

Effective January 1, 2012

Set forth on the following pages are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

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Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

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Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

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Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

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Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider, taking into consideration the company’s pay for performance results and certain elements of the Compensation Discussion and Analysis disclosure.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

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Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, the Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

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Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Statement of Additional Information – January 1, 2014	C-7

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.).

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Statement of Additional Information – January 1, 2014	C-8

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Statement of Additional Information – January 1, 2014	C-9

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Statement of Additional Information – January 1, 2014	C-10

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Statement of Additional Information – January 1, 2014	C-11

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Statement of Additional Information – January 1, 2014	C-12

Appendix E

Legacy Columbia Funds

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

Columbia Acorn® Fund

Columbia Acorn Emerging Markets Fundsm

Columbia Acorn European Fundsm

Columbia Acorn International®

Columbia Acorn International Selectsm

Columbia Acorn Selectsm

Columbia Acorn USA®

Columbia Balanced Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Capital Allocation Moderate Aggressive Portfolio (formerly known as Columbia LifeGoal® Balanced Growth Portfolio)

Columbia Capital Allocation Moderate Conservative Portfolio (formerly known as Columbia LifeGoal® Income and Growth Portfolio)

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Corporate Income Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Dividend Opportunity Fund

Columbia Global Energy and Natural Resources Fund

Columbia Greater China Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia LifeGoal® Growth Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Risk Allocation Fund

Columbia Select Large Cap Growth Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

Columbia Thermostat Fundsm

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Statement of Additional Information – January 1, 2014	E-1

Appendix F

Legacy RiverSource Funds

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Capital Allocation Aggressive Portfolio (formerly known as Columbia Portfolio Builder Aggressive Fund and as RiverSource Portfolio Builder Aggressive Fund)

Columbia Capital Allocation Conservative Portfolio (formerly known as Columbia Portfolio Builder Conservative Fund and as RiverSource Portfolio Builder Conservative Fund)

Columbia Capital Allocation Moderate Portfolio (formerly known as Columbia Portfolio Builder Moderate Fund and as RiverSource Portfolio Builder Moderate Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Opportunities Fund (formerly known as Columbia Strategic Allocation Fund and as RiverSource Strategic Allocation Fund)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

Statement of Additional Information – January 1, 2014	F-1

Appendix S

MORE INFORMATION ABOUT CHOOSING A SHARE CLASS

Changes to Share Class Names

Effective October 25, 2012, Class R4 shares were renamed Class K shares. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Prior to September 3, 2010, Class R shares of Legacy RiverSource Funds were known as Class R2 shares.

Front-End Sales Charge Reductions – Accounts Eligible for Aggregation

The following accounts are eligible for account value aggregation for purposes of the right of accumulation and letters of intent as described in the prospectuses offering share classes subject to a front-end sales charge:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class K, Class R, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts;

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010; and

•	Direct purchases of Columbia Money Market Fund shares. (Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for letter of intent purposes.)

Sales Charge Waivers

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired fund Board members, officers or employees of the funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•

Registered representatives and other employees of affiliated or unaffiliated selling agents (and their immediate family members and related trusts or other entities owned by the foregoing) having a selling agreement with the Distributor[1];

•	Registered broker-dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

Statement of Additional Information – January 1, 2014	S-1

•	Portfolio managers employed by subadvisers of the funds[1];

•	Partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees;

•

Direct rollovers (i.e., rollovers of fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund;

•	Employees of Bank of America, its affiliates and subsidiaries;

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors);

•

(For Class T shares only) Shareholders who (i) bought Galaxy fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 fund shareholders on the date that those funds were reorganized into Galaxy funds;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	At the fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party; and

•

In the Distributor’s discretion, on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a fund for Class A shares of the fund.

The following categories of investors may buy Class A shares of Legacy RiverSource Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•

Participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the Distributor, after December 31, 2009.

Purchases of Class A, Class E and Class T shares may be made at net asset value if they are made as follows:

•	With dividend or capital gain distributions from a fund or from the same class of another fund[2];

•

Through or under a wrap fee product or other investment product sponsored by a selling agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

•	Through banks, trust companies and thrift institutions, acting as fiduciaries; and

•

Through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the fund or the Transfer Agent and transacts directly with the fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

[2]	The ability to invest dividend and capital gain distributions from one Fund to another Fund may not be available to accounts held at all Selling Agents.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares of another fund in the Columbia Funds Complex (other than Columbia Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to

Statement of Additional Information – January 1, 2014	S-2

the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the funds when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the applicable prospectus.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C, Class E, Class F and Class T Shares)

For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for purposes of calculating the CDSC on Class B shares of Legacy RiverSource Funds purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made.

Shareholders won’t pay a CDSC on redemption of Class A, Class C and Class T shares:

•	In the event of the shareholder’s death;

•	For which no sales commission or transaction fee was paid to an authorized selling agent at the time of purchase;

•	Purchased through reinvestment of dividend and capital gain distributions;

•	In an account that has been closed because it falls below the minimum account balance;

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling agent returns the applicable portion of any commission paid by the Distributor;

•	Of Class A shares of a fund initially purchased by an employee benefit plan;

•	Other than Class A shares of a fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	In connection with the fund’s Small Account Policy (as described in the applicable prospectus); and

•	At a fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the fund is a party.

Shareholders won’t pay a CDSC on redemption of Class B or Class F shares:

•	In the event of the shareholder’s death; and

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2.

Shareholders won’t pay a CDSC on the following categories of redemptions of Class B or Class F shares purchased prior to September 7, 2010:

•	Shares redeemed by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

•	Shares redeemed for medical payments that exceed 7.5% of income.*

•	Shares redeemed to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

Redemptions of shares pursuant to a Systematic Withdrawal Plan (SWP) established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Statement of Additional Information – January 1, 2014	S-3

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•	Shares redeemed in connection with loans from qualified retirement plans to shareholders.*

•

CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSCs may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Below are additional categories of CDSC waivers for Class B and Class F shares of Legacy Columbia Funds purchased prior to September 7, 2010:

•

Shares redeemed in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code following normal retirement or the attainment of 59 1/2.**

*	Fund investors and Selling Agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or Selling Agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Shareholders won’t pay a CDSC on the following categories of redemptions of Class B shares of Legacy RiverSource Funds:

•

Redemptions of Class B shares of Legacy RiverSource Funds held in investment-only accounts (i.e., accounts for which Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.

•

Redemptions of Class B shares of Legacy RiverSource Funds held in individual retirement accounts or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is (i) at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an individual retirement account or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived* or (ii) selling under an approved substantially equal periodic payment arrangement.

•

Class B shares of Legacy RiverSource Funds held in individual retirement accounts and certain qualified plans where an Ameriprise Financial affiliate acts as selling agent that were purchased prior to September 7, 2010 and sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets up an arrangement with the IRS). The Distributor, in its discretion, may grant a waiver to accounts held directly with the Transfer Agent or held at other selling agents under similar circumstances.**

*	You must notify the Fund or the Transfer Agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the Fund or the Transfer Agent.

**	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectuses, as supplemented. In addition to the categories of Class Z investors described in the prospectuses, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any persons employed as of April 30, 2010 by the Legacy Columbia Funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and any employee of

Statement of Additional Information – January 1, 2014	S-4

the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any persons employed as of April 30, 2010 by the Legacy Columbia Funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address and any employee of the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

As described in the prospectuses offering Class Z shares, any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor who holds Class Z shares is eligible to purchase Class Z shares subject to a minimum initial investment of $2,000. If the account in which the shareholder holds Class Z shares is not eligible to purchase additional Class Z shares, the shareholder may purchase Class Z shares in an account maintained directly with the Transfer Agent, subject to the $2,000 minimum for such direct account.

Class B Shares – Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia Fund at any time and Legacy RiverSource Fund (including former Seligman Fund) on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Legacy RiverSource Fund (other than a former Seligman Fund) on or prior to June 12, 2009 will convert to Class A shares after eight and one half years of ownership. Class B shares originally purchased in a former Seligman Fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class F Shares – Conversion to Class E Shares*

The following rules apply to the conversion of Class F shares to Class E shares:

•

Class F shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class F shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

Statement of Additional Information – January 1, 2014	S-5

•

You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

*	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except by existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 that may continue to invest in Class E and/or Class F shares. See the prospectus offering Class E and Class F shares of Large Cap Growth Fund for details.

Class A Shares of Active Portfolio Funds

The Active Portfolio Funds offer only Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Class A shares of Active Portfolio Funds are not subject to any front-end sales charge or contingent deferred sales charge.

Additional Information About Class R Eligibility

Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, at the discretion of the distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the transfer agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Additional Information About Class R4 Eligibility

Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the transfer agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.

Additional Information About Class Z Closing

Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with a Fund as of the close of business on March 28, 2013, and continuously hold Class Z shares in such account after March 28, 2013, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. The distributor may, in its sole discretion, delay the funding requirement described above to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with a Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants after March 28, 2013 so long as the initial Class Z account is funded by July 2, 2013.

New Minimum Initial Investment Amount for Class R5

A minimum initial investment of $100,000 applies to purchases of Class R5 shares of a Fund for accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the transfer agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements. There is no minimum initial investment in Class R5 shares for omnibus retirement plans.

Additional Eligible Investors

The Distributor, in its sole discretion, may accept investments in any share class of a Fund from investors other than those listed above and the Fund’s prospectus(es).

Additional Information About Minimum Initial Investments

The Distributor, in its sole discretion, may also waive minimum initial investment requirements, including without limitation the requirement for omnibus retirement plans with plan assets of less than $10 million to invest $500,000 or more in Class Y shares of a Fund. Minimum investment and related requirements may be modified at any time, with or without prior notice.

Additional Information about Systematic Withdrawal Plans

Systematic Withdrawal Plans allow you to schedule regular redemptions from your account any day of the month on a monthly, quarterly or semi-annual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, B, C, R4, R5, T, W, Y and Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan.

Statement of Additional Information – January 1, 2014	S-6

To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Fund Reorganizations

Class A shares may be issued without any initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

Rejection of Purchases

Each fund and the distributor of the funds reserve the right to reject any offer to purchase shares, in their sole discretion.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.

SAI910_00_006_(01/14)

Statement of Additional Information – January 1, 2014	S-7

PART C OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(a)(2)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(b)	Amended and Restated By-laws of Registrant. (2)

(c)	Not applicable.

(d)(1)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010. (16)

(d)(2)(i)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010 (CMG Ultra Short-Term Bond Fund). (16)

(d)(2)(ii)	Amendment No. 1 to Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of February 28, 2011. (22)

(d)(2)(iii)	Amendment No. 2 to Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of March 14, 2012. (25)

(d)(2)(iv)	Amendment No. 3 to Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of June 18, 2012. (26)

(d)(2)(v)	Restated Schedule A to Investment Management Services Agreement effective August 1, 2012. (28)

(d)(2)(vi)	Restated Schedule A to Investment Management Services Agreement effective April 30, 2013. (32)

(d)(3)	Form of Subadvisory Agreement between Columbia Management Investment Advisers, LLC and subadvisers. (28)

(d)(4)	Form of Delegation Agreement. (27)

(d)(5)	Form of Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the subsidiaries of Active Portfolios Multi-Manager Alternative Strategies Fund. (25)

(e)	Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (17)

(e)(1)	Restated Schedule I as of April 30, 2013, to Distribution Agreement by and between the Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (32)

(f)	Not Applicable.

(g)(1)	Second Amended and Restated Master Global Custody Agreement between certain Funds and JP Morgan Chase Bank, N.A., dated March 7, 2011. (20)

(h)(1)(i)	Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010 with Schedule A dated May 1, 2010. (16)

(h)(1)(ii)	Amendment No. 1 to Administrative Services Agreement by and among Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of February 28, 2011. (24)

(h)(1)(iii)	Amendment No. 2 to Administrative Services Agreement by and among Registrant, the other parties listed on Schedule A thereto and Columbia Management Investment Advisers, LLC dated as of March 14, 2012. (25)

(h)(1)(iv)	Amendment No. 3 to Administrative Services Agreement by and among Registrant, the other parties listed on Schedule A thereto and Columbia Management Investment Advisers, LLC, dated as of June 18, 2012. (26)

(h)(1)(v)	Amendment No. 4 to Administrative Services Agreement by and among Registrant, the other parties listed on Schedule A thereto and Columbia Management Investment Advisers, LLC, dated as of April 10, 2013. (32)

(h)(1)(vi)	Restated Schedule A and Schedule B to Administrative Services Agreement effective April 30, 2013. (32)

(h)(2)(i)	Transfer and Dividend Disbursing Agent Agreement by and between Registrant and Columbia Management Investment Services Corp. dated as of September 7, 2010 with Schedule A dated as of September 7, 2010. (17)

(h)(2)(ii)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp. dated as of May 24, 2011 with Schedule A dated as of May 24, 2011. (22)

(h)(2)(iii)	Restated Schedule A and Schedule B as of November 1, 2012 to Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp. dated as of May 24, 2011. (30)

(h)(3)	Form of Indemnification Agreement. (2)

(h)(4)	Amended and Restated Plan Administration Services Agreement, dated as of September 7, 2010, amended and restated November 1, 2012, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp. (30)

(h)(5)(i)	Amended and Restated Fee Waiver and Expense Cap Agreement between Registrant and Columbia Management Investment Advisers, LLC dated June 1, 2011. (22)

(h)(5)(ii)	Restated Schedule A as of April 30, 2013 to Amended and Restated Fee Waiver and Expense Cap Agreement between Registrant and Columbia Management Investment Advisers, LLC dated June 1, 2011. (32)

(h)(6)	Form of Administrative Services Agreement between Columbia Management Investment Advisers, LLC and the subsidiaries of Active Portfolios Multi-Manager Alternative Strategies Fund. (25)

(h)(7)	Agreement and Plan of Reorganization dated October 9, 2012. (33)

(i)(1)	Opinion of Counsel of Ropes & Gray LLP. (1)

(i)(2)	Opinion of Counsel of Ropes & Gray LLP. (5)

(i)(3)	Opinion of Counsel of Ropes & Gray LLP. (10)

(i)(4)	Opinion of Counsel of Ropes & Gray LLP. (14)

(i)(5)	Opinion of Counsel of Ropes & Gray LLP. (25)

(i)(6)	Opinion of Counsel of Ropes & Gray LLP, with respect to Columbia Risk Allocation Fund. (26)

(j)(1)	Consent of Morningstar, Inc. (4)

(j)(2)(A)	Consent of PricewaterhouseCoopers LLP for Active Portfolios® Multi-Manager Alternative Strategies Fund, filed herewith.

(j)(2)(B)	Consent of PricewaterhouseCoopers LLP for Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Value and Restructuring Fund, filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Amended and Restated Distribution Plan. (25)

(m)(2)	Amended and Restated Shareholder Servicing Plan for certain Fund share classes of the Registrant. (25)

(m)(3)	Amended and Restated Shareholder Services Plan for Registrant’s Class T shares. (19)

(m)(4)	Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc. (19)

(m)(5)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. (19)

(m)(6)	Restated Schedule I to Shareholder Servicing Plan Implementation Agreement. (25)

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan. (30)

(p)(1)	Columbia Funds Family Code of Ethics. (33)

(p)(2)	Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. effective July 1, 2013. (34)

(p)(3)	Code of Ethics of AQR Capital Management, LLC (a subadviser of Active Portfolios Multi-Manager Alternative Strategies Fund) effective September 13, 2012. (31)

(p)(4)	Code of Ethics of Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) (a subadviser of Active Portfolios Multi-Manager Small Cap Equity Fund) dated April 16, 2010. (25)

(p)(5)	Code of Ethics and Standards of Business Conduct of EAM Investors, LLC (a subadviser of Active Portfolios Multi-Manager Small Cap Equity Fund) effective October 19, 2012, filed herewith.

(p)(6)	Code of Ethics for Access Persons of Federated Investment Management Company (a subadviser of Active Portfolios Multi-Manager Core Plus Bond Fund) effective September 30, 2012, filed herewith.

(p)(7)	Code of Ethics of RS Investment Management Co. LLC (a former subadviser of Active Portfolios Multi-Manager Small Cap Equity Fund). (25)

(p)(8)	Code of Ethics of TCW Investment Management Company (a subadviser of Active Portfolios Multi-Manager Core Plus Bond Fund) effective October 1, 2013, filed herewith.

(p)(9)	Code of Ethics of Wasatch Advisors, Inc. (a subadviser of Active Portfolios Multi-Manager Alternative Strategies Fund) effective August 22, 2012, filed herewith.

(p)(10)	Code of Ethics of Water Island Capital, LLC (a subadviser of Active Portfolios Multi-Manager Alternative Strategies Fund) effective May 15, 2012. (31)

(p)(11)	Code of Ethics of Real Estate Management Services Group, LLC. (provides advisory services as delegated by DGHM, a subadviser of Active Portfolios Multi-Manager Small Cap Equity Fund) (25)

(p)(12)	Code of Ethics of Conestoga Capital Advisors, LLC (a subadviser of Active Portfolios Multi-Manager Small Cap Equity Fund) effective July 1, 2013, filed herewith.

(p)(13)	Code of Ethics of Loomis, Sayles and Company, L.P. (subadviser of Active Portfolios Multi-Manager Growth Fund), effective January 14, 2000, as amended November 27, 2012, filed herewith.

(q)(1)	Power of Attorney for Rodman L. Drake, Douglas A. Hacker, Janet Langford Kelly, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson and Anne-Lee Verville, dated May 1, 2010. (16)

(q)(2)	Power of Attorney for Joseph F. DiMaria, dated May 1, 2010. (16)

(q)(3)	Power of Attorney for Michael G. Clarke, dated May 1, 2010. (17)

(q)(4)	Power of Attorney for J. Kevin Connaughton, dated May 1, 2010. (17)

(q)(5)	Power of Attorney for David M. Moffett, dated May 1, 2011. (22)

(q)(6)	Power of Attorney for Nancy T. Lukitsh, dated August 24, 2011. (24)

(q)(7)	Power of Attorney for William F. Truscott, dated March 9, 2012. (26)

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 16, 2005.
2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 24, 2006.
3.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 29, 2007.
4.	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 30, 1996.
5.	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 16, 2008.
6.	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 28, 2008.
7.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2008.
8.	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 25, 2008.
9.	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 27, 2008.
10.	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 25, 2008.
11.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2009.
12.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 28, 2009.
13.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2009.
14.	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 20, 2009.
15.	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 29, 2009.
16.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 28, 2010.
17.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2010.
18.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2010.
19.	Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 24, 2010.
20.	Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement of the Registrant on Form N-1A, filed on or about April 29, 2011.
21.	Incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 19, 2011.
22.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-14 (333-170367), filed on or about July 22, 2011.
23.	Incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 31, 2011.
24.	Incorporated by reference to Post-Effective Amendment No. 139 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 27, 2012.
25.	Incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 14, 2012.
26.	Incorporated by reference to Post-Effective Amendment No. 153 to the Registration Statement of the Registrant on Form N-1A, filed on or about June 15, 2012.
27.	Incorporated by reference to Post-Effective Amendment No. 149 to the Registration Statement of the Registrant on Form N-1A, filed on or about April 27, 2012.
28.	Incorporated by reference to Post-Effective Amendment No. 158 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 27, 2012.
29.	Incorporated by reference to Post-Effective Amendment No. 162 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2012.
30.	Incorporated by reference to Post-Effective Amendment No. 165 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 7, 2012.
31.	Incorporated by reference to Post-Effective Amendment No. 169 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 21, 2012.
32.	Incorporated by reference to Post-Effective Amendment No. 173 to the Registration Statement of the Registrant on Form N-1A, filed on or about April 30, 2013.
33.	Incorporated by reference to Post-Effective Amendment No. 175 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 30, 2013.
34.	Incorporated by reference to Post-Effective Amendment No. 177 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2013.

Item 29.	Persons Controlled by or under Common Control with Registrant

None

Item 30.	Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

The Registrant’s contracts with service providers may also include indemnification provisions for the benefit of the Registrant and its trustees or for the benefit of the service provider and its affiliates.

Item 31.	Business and Other Connections of Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Investment Manager), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a)	The Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Investment Manager and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Investment Manager and the directors and principal executive officers of the Investment Manager is also included in the Form ADV filed by the Investment Manager (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Investment Manager, certain directors and officers of the Investment Manager also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.

Item 32.	Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. “Ted” Truscott	Director (Chairman) and Chief Executive Officer	Trustee and Senior Vice President

Amy Unckless	Director; President and Chief Administrative Officer	None

Jeffrey F. Peters	Director; Senior Vice President	None

Christopher Thompson	Director; Senior Vice President and Head of Intermediary Distribution, Marketing and Product	None

Dave K. Stewart	Chief Financial Officer	None

Scott R. Plummer	Senior Vice President, Chief Counsel and Assistant Secretary	Senior Vice President, Chief Legal Officer and Assistant Secretary

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Hector DeMarchena	Vice President, Institutional Asset Management Product Administration and Assistant Treasurer	None

Mark Dence	Vice President, National Sales Manager IO	None

Joe Feloney	Vice President, National Sales Manager – US Trust/Private Wealth Management	None

Leslie Moon	Vice President, Mutual Fund Technology	None

Brian Walsh	Vice President, Strategic Relations	None

Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul Goucher	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenaga	Vice President and Assistant Secretary	Assistant Secretary

Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary

Christopher O. Petersen	Vice President and Assistant Secretary	Vice President and Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

James L. Hamalainen	Treasurer	None

Ken Murphy	Anti-Money Laundering Officer	Anti-Money Laundering Officer

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None
*	c/o Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Registrant, 225 Franklin Street, Boston, MA, 02110;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA, 02110;

•	Registrant’s subadviser, AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830;

•	Registrant’s subadviser, Conestoga Capital Advisors, LLC, 259 N. Radnor-Chester Road, Radnor Court Suite 120, Radnor, PA 19087;

•	Registrant’s subadviser, Dalton, Greiner, Hartman, Maher & Co., 565 Fifth Avenue, Suite 2101, New York, NY 10017;

•	Registrant’s subadviser, EAM Investors, LLC, 2533 South Coast Highway 101, Suite 240, Cardiff-by-the-Sea, CA 92007;

•	Registrant’s subadviser, Eaton Vance Management, Two International Place, Boston, MA 02110;

•	Registrant’s subadviser, Federated Investment Management Company, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779;

•	Registrant’s subadviser, TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017;

•	Registrant’s subadviser, Wasatch Advisors, Inc., 150 Social Hall Avenue, 4th Floor, Salt Lake City, UT 84111;

•	Registrant’s subadviser, Water Island Capital, LLC, 41 Madison Avenue, 42nd floor, New York, NY 10010;

•	Registrant’s provider of advisory service as delegated by DGHM, Real Estate Management Services Group, LLC, 1100 Fifth Avenue South, Suite 305, Naples, FL 34102;

•	Registrant’s former subadviser, Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, NY 10022;

•	Registrant’s former subadviser, RS Investment Management Co. LLC, 388 Market Street, Suite 1700, San Francisco, CA 94111;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA, 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA, 02110; and

•	Registrant’s custodian, JP Morgan Chase Bank, N.A., 1 Chase Manhattan Plaza 19th Floor, New York, NY 10005; and

•	Registrant’s former custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 23rd day of December, 2013.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	December 23, 2013
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	December 23, 2013
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	December 23, 2013
Joseph F. DiMaria	(Principal Accounting Officer)

/s/ Rodman L. Drake*	Trustee	December 23, 2013
Rodman L. Drake

/s/ Douglas A. Hacker*	Trustee	December 23, 2013
Douglas A. Hacker

/s/ Janet Langford Kelly*	Trustee	December 23, 2013
Janet Langford Kelly

/s/ Nancy T. Lukitsh*	Trustee	December 23, 2013
Nancy T. Lukitsh

/s/ William E. Mayer*	Trustee	December 23, 2013
William E. Mayer

/s/ David M. Moffett*	Trustee	December 23, 2013
David M. Moffett

/s/ Charles R. Nelson*	Trustee	December 23, 2013
Charles R. Nelson

/s/ John J. Neuhauser*	Trustee	December 23, 2013
John J. Neuhauser

/s/ Patrick J. Simpson*	Trustee	December 23, 2013
Patrick J. Simpson

/s/ William F. Truscott*	Trustee	December 23, 2013
William F. Truscott

/s/ Anne-Lee Verville*	Trustee	December 23, 2013
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact December 23, 2013

**

Executed by Ryan C. Larrenaga on behalf of William F. Truscott pursuant to a Power of Attorney dated March 9, 2012, and incorporated by reference to Post-Effective Amendment No. 143 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 14, 2012, on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 19, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

SIGNATURES

ASGM Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 23rd day of December, 2013.

ASGM OFFSHORE FUND, LTD.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President, Principal Executive Officer and Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASGM Offshore Fund, Ltd., has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	Director, ASGM Offshore Fund, Ltd.	December 23, 2013
J. Kevin Connaughton

/s/ Michael G. Clarke	Director, ASGM Offshore Fund, Ltd.	December 23, 2013
Michael G. Clarke

/s/ Christopher C. Thompson	Director, ASGM Offshore Fund, Ltd.	December 23, 2013
Christopher C. Thompson

SIGNATURES

ASMF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 23rd day of December, 2013.

ASMF OFFSHORE FUND, LTD.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President, Principal Executive Officer and Director

This Amendment to the Registration Statement for Active Portfolios Multi-Manager Alternative Strategies Fund, with respect only to information that specifically relates to ASMF Offshore Fund, Ltd., has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	Director, ASMF Offshore Fund, Ltd.	December 23, 2013
J. Kevin Connaughton

/s/ Michael G. Clarke	Director, ASMF Offshore Fund, Ltd.	December 23, 2013
Michael G. Clarke

/s/ Christopher C. Thompson	Director, ASMF Offshore Fund, Ltd.	December 23, 2013
Christopher C. Thompson

EXHIBIT INDEX

Exhibit No.	Description

(j)(2)(A)	Consent of PricewaterhouseCoopers LLP for Active Portfolios® Multi-Manager Alternative Strategies Fund

(j)(2)(B)	Consent of PricewaterhouseCoopers LLP for Active Portfolios® Multi-Manager Core Plus Bond Fund, Active Portfolios® Multi-Manager Small Cap Equity Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Value and Restructuring Fund

(p)(5)	Code of Ethics of EAM Investors, LLC

(p)(6)	Code of Ethics of Federated Investment Management Company

(p)(8)	Code of Ethics of TCW Investment Management Company

(p)(9)	Code of Ethics of Wasatch Advisors, Inc.

(p)(12)	Code of Ethics of Conestoga Capital Advisors, LLC

(p)(13)	Code of Ethics of Loomis, Sayles and Company, L.P.